UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2026

Item 1.

Reports to Stockholders

This report on Form N-CSR relates solely to the Registrant’s Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, Fidelity Advisor Freedom 2065 Fund,

Fidelity Advisor Freedom 2070 Fund, and Fidelity Advisor Freedom Retirement Fund (the “Funds”):

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® Retirement Fund Fidelity Advisor Freedom® Retirement Fund Class K6 : FEGLX

This annual shareholder report contains information about Fidelity Advisor Freedom® Retirement Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.24%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 6, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	8.17%	2.87%	4.00%
Fidelity Freedom Retirement Composite Index℠	7.11%	2.85%	3.94%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.67%
A   From June 6, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$210,398,217
Number of Holdings	44
Total Advisory Fee	$893,982
Portfolio Turnover	22%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 61.3
Domestic Equity Funds - 16.3
International Equity Funds - 14.6
Short-Term Funds - 7.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	33.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.4
Fidelity Series Government Money Market Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.0
Fidelity Series Large Cap Stock Fund	3.0
Fidelity Series Overseas Fund	2.3
Fidelity Series International Value Fund	2.3
Fidelity Series International Growth Fund	2.3
Fidelity Advisor Series Equity Growth Fund	2.2
79.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Advisor Freedom® Income Fund to Fidelity Advisor Freedom® Retirement Fund during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912847.101    3015-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® Retirement Fund Fidelity Advisor Freedom® Retirement Fund Class Z : FIJUX

This annual shareholder report contains information about Fidelity Advisor Freedom® Retirement Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.41%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	8.00%	2.74%	4.11%
Fidelity Freedom Retirement Composite Index℠	7.11%	2.85%	4.09%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.07%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$210,398,217
Number of Holdings	44
Total Advisory Fee	$893,982
Portfolio Turnover	22%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 61.3
Domestic Equity Funds - 16.3
International Equity Funds - 14.6
Short-Term Funds - 7.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	33.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.4
Fidelity Series Government Money Market Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.0
Fidelity Series Large Cap Stock Fund	3.0
Fidelity Series Overseas Fund	2.3
Fidelity Series International Value Fund	2.3
Fidelity Series International Growth Fund	2.3
Fidelity Advisor Series Equity Growth Fund	2.2
79.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Advisor Freedom® Income Fund to Fidelity Advisor Freedom® Retirement Fund during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912848.101    3238-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® Retirement Fund Fidelity Advisor Freedom® Retirement Fund Class M : FTAFX

This annual shareholder report contains information about Fidelity Advisor Freedom® Retirement Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 100	0.96%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	3.68%	1.47%	3.33%
Class M (without 3.50% sales charge)	7.44%	2.20%	3.70%
Fidelity Freedom Retirement Composite Index℠	7.11%	2.85%	4.08%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$210,398,217
Number of Holdings	44
Total Advisory Fee	$893,982
Portfolio Turnover	22%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 61.3
Domestic Equity Funds - 16.3
International Equity Funds - 14.6
Short-Term Funds - 7.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	33.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.4
Fidelity Series Government Money Market Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.0
Fidelity Series Large Cap Stock Fund	3.0
Fidelity Series Overseas Fund	2.3
Fidelity Series International Value Fund	2.3
Fidelity Series International Growth Fund	2.3
Fidelity Advisor Series Equity Growth Fund	2.2
79.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Advisor Freedom® Income Fund to Fidelity Advisor Freedom® Retirement Fund during the reporting period.	The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912845.101    1208-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® Retirement Fund Fidelity Advisor Freedom® Retirement Fund Class I : FIAFX

This annual shareholder report contains information about Fidelity Advisor Freedom® Retirement Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 48	0.46%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	7.99%	2.70%	4.21%
Fidelity Freedom Retirement Composite Index℠	7.11%	2.85%	4.08%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$210,398,217
Number of Holdings	44
Total Advisory Fee	$893,982
Portfolio Turnover	22%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 61.3
Domestic Equity Funds - 16.3
International Equity Funds - 14.6
Short-Term Funds - 7.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	33.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.4
Fidelity Series Government Money Market Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.0
Fidelity Series Large Cap Stock Fund	3.0
Fidelity Series Overseas Fund	2.3
Fidelity Series International Value Fund	2.3
Fidelity Series International Growth Fund	2.3
Fidelity Advisor Series Equity Growth Fund	2.2
79.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Advisor Freedom® Income Fund to Fidelity Advisor Freedom® Retirement Fund during the reporting period.	The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912846.101    1209-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® Retirement Fund Fidelity Advisor Freedom® Retirement Fund Class C : FCAFX

This annual shareholder report contains information about Fidelity Advisor Freedom® Retirement Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 151	1.46%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	5.85%	1.68%	3.32%
Class C	6.85%	1.68%	3.32%
Fidelity Freedom Retirement Composite Index℠	7.11%	2.85%	4.08%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$210,398,217
Number of Holdings	44
Total Advisory Fee	$893,982
Portfolio Turnover	22%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 61.3
Domestic Equity Funds - 16.3
International Equity Funds - 14.6
Short-Term Funds - 7.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	33.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.4
Fidelity Series Government Money Market Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.0
Fidelity Series Large Cap Stock Fund	3.0
Fidelity Series Overseas Fund	2.3
Fidelity Series International Value Fund	2.3
Fidelity Series International Growth Fund	2.3
Fidelity Advisor Series Equity Growth Fund	2.2
79.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Advisor Freedom® Income Fund to Fidelity Advisor Freedom® Retirement Fund during the reporting period.	The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912844.101    1207-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® Retirement Fund Fidelity Advisor Freedom® Retirement Fund Class A : FAFAX

This annual shareholder report contains information about Fidelity Advisor Freedom® Retirement Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 74	0.71%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	1.57%	1.24%	3.33%
Class A (without 5.75% sales charge)	7.77%	2.44%	3.95%
Fidelity Freedom Retirement Composite Index℠	7.11%	2.85%	4.08%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$210,398,217
Number of Holdings	44
Total Advisory Fee	$893,982
Portfolio Turnover	22%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 61.3
Domestic Equity Funds - 16.3
International Equity Funds - 14.6
Short-Term Funds - 7.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	33.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.4
Fidelity Series Government Money Market Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.0
Fidelity Series Large Cap Stock Fund	3.0
Fidelity Series Overseas Fund	2.3
Fidelity Series International Value Fund	2.3
Fidelity Series International Growth Fund	2.3
Fidelity Advisor Series Equity Growth Fund	2.2
79.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Advisor Freedom® Income Fund to Fidelity Advisor Freedom® Retirement Fund during the reporting period.	The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912843.101    1205-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2065 Fund Fidelity Advisor Freedom® 2065 Fund Class K6 : FDFRX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 50	0.45%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	21.44%	8.53%	11.06%
Fidelity Freedom 2065 Composite Index℠	19.02%	8.27%	10.48%
S&P 500® Index	17.80%	12.06%	14.30%
A   From June 28, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$306,013,151
Number of Holdings	44
Total Advisory Fee	$1,593,911
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 56.0
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Advisor Series Equity Growth Fund	8.4
Fidelity Series International Value Fund	7.7
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series Opportunistic Insights Fund	7.2
Fidelity Series Stock Selector Large Cap Value Fund	6.5
Fidelity Series Value Discovery Fund	6.5
Fidelity Advisor Series Growth Opportunities Fund	6.0
79.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913109.101    3413-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2065 Fund Fidelity Advisor Freedom® 2065 Fund Class Z : FDFQX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 71	0.64%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	21.14%	8.32%	10.86%
Fidelity Freedom 2065 Composite Index℠	19.02%	8.27%	10.48%
S&P 500® Index	17.80%	12.06%	14.30%
A   From June 28, 2019

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$306,013,151
Number of Holdings	44
Total Advisory Fee	$1,593,911
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 56.0
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Advisor Series Equity Growth Fund	8.4
Fidelity Series International Value Fund	7.7
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series Opportunistic Insights Fund	7.2
Fidelity Series Stock Selector Large Cap Value Fund	6.5
Fidelity Series Value Discovery Fund	6.5
Fidelity Advisor Series Growth Opportunities Fund	6.0
79.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913108.101    3412-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2065 Fund Fidelity Advisor Freedom® 2065 Fund Class M : FDFVX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 131	1.19%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	16.31%	6.94%	9.63%
Class M (without 3.50% sales charge)	20.53%	7.70%	10.21%
Fidelity Freedom 2065 Composite Index℠	19.02%	8.27%	10.48%
S&P 500® Index	17.80%	12.06%	14.30%
A   From June 28, 2019

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$306,013,151
Number of Holdings	44
Total Advisory Fee	$1,593,911
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 56.0
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Advisor Series Equity Growth Fund	8.4
Fidelity Series International Value Fund	7.7
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series Opportunistic Insights Fund	7.2
Fidelity Series Stock Selector Large Cap Value Fund	6.5
Fidelity Series Value Discovery Fund	6.5
Fidelity Advisor Series Growth Opportunities Fund	6.0
79.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913106.101    3410-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2065 Fund Fidelity Advisor Freedom® 2065 Fund Class I : FDFSX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 76	0.69%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	21.14%	8.23%	10.76%
Fidelity Freedom 2065 Composite Index℠	19.02%	8.27%	10.48%
S&P 500® Index	17.80%	12.06%	14.30%
A   From June 28, 2019

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$306,013,151
Number of Holdings	44
Total Advisory Fee	$1,593,911
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 56.0
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Advisor Series Equity Growth Fund	8.4
Fidelity Series International Value Fund	7.7
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series Opportunistic Insights Fund	7.2
Fidelity Series Stock Selector Large Cap Value Fund	6.5
Fidelity Series Value Discovery Fund	6.5
Fidelity Advisor Series Growth Opportunities Fund	6.0
79.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913107.101    3411-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2065 Fund Fidelity Advisor Freedom® 2065 Fund Class C : FDFYX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 186	1.69%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	18.95%	7.17%	9.66%
Class C	19.95%	7.17%	9.66%
Fidelity Freedom 2065 Composite Index℠	19.02%	8.27%	10.48%
S&P 500® Index	17.80%	12.06%	14.30%
A   From June 28, 2019

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$306,013,151
Number of Holdings	44
Total Advisory Fee	$1,593,911
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 56.0
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Advisor Series Equity Growth Fund	8.4
Fidelity Series International Value Fund	7.7
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series Opportunistic Insights Fund	7.2
Fidelity Series Stock Selector Large Cap Value Fund	6.5
Fidelity Series Value Discovery Fund	6.5
Fidelity Advisor Series Growth Opportunities Fund	6.0
79.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913105.101    3409-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2065 Fund Fidelity Advisor Freedom® 2065 Fund Class A : FDFZX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 104	0.94%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	13.96%	6.71%	9.52%
Class A (without 5.75% sales charge)	20.91%	7.98%	10.49%
Fidelity Freedom 2065 Composite Index℠	19.02%	8.27%	10.48%
S&P 500® Index	17.80%	12.06%	14.30%
A   From June 28, 2019

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$306,013,151
Number of Holdings	44
Total Advisory Fee	$1,593,911
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 56.0
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Advisor Series Equity Growth Fund	8.4
Fidelity Series International Value Fund	7.7
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series Opportunistic Insights Fund	7.2
Fidelity Series Stock Selector Large Cap Value Fund	6.5
Fidelity Series Value Discovery Fund	6.5
Fidelity Advisor Series Growth Opportunities Fund	6.0
79.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913104.101    3408-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2060 Fund Fidelity Advisor Freedom® 2060 Fund Class K6 : FNGLX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 50	0.45%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 6, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	21.43%	8.53%	10.36%
Fidelity Freedom 2060 Composite Index℠	19.02%	8.27%	10.08%
S&P 500® Index	17.80%	12.06%	13.72%
A   From June 6, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$845,286,045
Number of Holdings	44
Total Advisory Fee	$4,753,966
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 56.0
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Advisor Series Equity Growth Fund	8.4
Fidelity Series International Value Fund	7.7
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series Opportunistic Insights Fund	7.2
Fidelity Series Stock Selector Large Cap Value Fund	6.5
Fidelity Series Value Discovery Fund	6.5
Fidelity Advisor Series Growth Opportunities Fund	6.0
79.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912955.101    3014-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2060 Fund Fidelity Advisor Freedom® 2060 Fund Class Z : FIJTX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 71	0.64%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	21.20%	8.34%	10.11%
Fidelity Freedom 2060 Composite Index℠	19.02%	8.27%	9.77%
S&P 500® Index	17.80%	12.06%	13.11%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$845,286,045
Number of Holdings	44
Total Advisory Fee	$4,753,966
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 56.0
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Advisor Series Equity Growth Fund	8.4
Fidelity Series International Value Fund	7.7
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series Opportunistic Insights Fund	7.2
Fidelity Series Stock Selector Large Cap Value Fund	6.5
Fidelity Series Value Discovery Fund	6.5
Fidelity Advisor Series Growth Opportunities Fund	6.0
79.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912956.101    3250-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2060 Fund Fidelity Advisor Freedom® 2060 Fund Class M : FDKTX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 131	1.19%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	16.34%	6.93%	9.98%
Class M (without 3.50% sales charge)	20.56%	7.69%	10.37%
Fidelity Freedom 2060 Composite Index℠	19.02%	8.27%	10.78%
S&P 500® Index	17.80%	12.06%	14.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$845,286,045
Number of Holdings	44
Total Advisory Fee	$4,753,966
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 56.0
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Advisor Series Equity Growth Fund	8.4
Fidelity Series International Value Fund	7.7
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series Opportunistic Insights Fund	7.2
Fidelity Series Stock Selector Large Cap Value Fund	6.5
Fidelity Series Value Discovery Fund	6.5
Fidelity Advisor Series Growth Opportunities Fund	6.0
79.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912953.101    2711-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2060 Fund Fidelity Advisor Freedom® 2060 Fund Class I : FDKQX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 76	0.69%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	21.15%	8.24%	10.92%
Fidelity Freedom 2060 Composite Index℠	19.02%	8.27%	10.78%
S&P 500® Index	17.80%	12.06%	14.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$845,286,045
Number of Holdings	44
Total Advisory Fee	$4,753,966
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 56.0
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Advisor Series Equity Growth Fund	8.4
Fidelity Series International Value Fund	7.7
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series Opportunistic Insights Fund	7.2
Fidelity Series Stock Selector Large Cap Value Fund	6.5
Fidelity Series Value Discovery Fund	6.5
Fidelity Advisor Series Growth Opportunities Fund	6.0
79.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912954.101    2712-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2060 Fund Fidelity Advisor Freedom® 2060 Fund Class C : FDKSX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 186	1.69%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	18.92%	7.16%	9.99%
Class C	19.92%	7.16%	9.99%
Fidelity Freedom 2060 Composite Index℠	19.02%	8.27%	10.78%
S&P 500® Index	17.80%	12.06%	14.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$845,286,045
Number of Holdings	44
Total Advisory Fee	$4,753,966
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 56.0
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Advisor Series Equity Growth Fund	8.4
Fidelity Series International Value Fund	7.7
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series Opportunistic Insights Fund	7.2
Fidelity Series Stock Selector Large Cap Value Fund	6.5
Fidelity Series Value Discovery Fund	6.5
Fidelity Advisor Series Growth Opportunities Fund	6.0
79.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912952.101    2710-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2060 Fund Fidelity Advisor Freedom® 2060 Fund Class A : FDKPX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 104	0.94%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	13.94%	6.70%	10.00%
Class A (without 5.75% sales charge)	20.89%	7.98%	10.65%
Fidelity Freedom 2060 Composite Index℠	19.02%	8.27%	10.78%
S&P 500® Index	17.80%	12.06%	14.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$845,286,045
Number of Holdings	44
Total Advisory Fee	$4,753,966
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 56.0
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Advisor Series Equity Growth Fund	8.4
Fidelity Series International Value Fund	7.7
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series Opportunistic Insights Fund	7.2
Fidelity Series Stock Selector Large Cap Value Fund	6.5
Fidelity Series Value Discovery Fund	6.5
Fidelity Advisor Series Growth Opportunities Fund	6.0
79.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912951.101    2709-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2055 Fund Fidelity Advisor Freedom® 2055 Fund Class K6 : FBGLX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 50	0.45%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 6, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	21.45%	8.52%	10.36%
Fidelity Freedom 2055 Composite Index℠	19.03%	8.27%	10.08%
S&P 500® Index	17.80%	12.06%	13.72%
A   From June 6, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,441,152,043
Number of Holdings	43
Total Advisory Fee	$8,317,159
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.9
International Equity Funds - 41.3
Bond Funds - 2.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	10.5
Fidelity Advisor Series Equity Growth Fund	8.5
Fidelity Series International Value Fund	7.7
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series Opportunistic Insights Fund	7.2
Fidelity Series Stock Selector Large Cap Value Fund	6.5
Fidelity Series Value Discovery Fund	6.5
Fidelity Advisor Series Growth Opportunities Fund	5.9
79.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912943.101    3013-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2055 Fund Fidelity Advisor Freedom® 2055 Fund Class Z : FIJSX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 71	0.64%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	21.14%	8.34%	10.10%
Fidelity Freedom 2055 Composite Index℠	19.03%	8.27%	9.77%
S&P 500® Index	17.80%	12.06%	13.11%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,441,152,043
Number of Holdings	43
Total Advisory Fee	$8,317,159
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.9
International Equity Funds - 41.3
Bond Funds - 2.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	10.5
Fidelity Advisor Series Equity Growth Fund	8.5
Fidelity Series International Value Fund	7.7
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series Opportunistic Insights Fund	7.2
Fidelity Series Stock Selector Large Cap Value Fund	6.5
Fidelity Series Value Discovery Fund	6.5
Fidelity Advisor Series Growth Opportunities Fund	5.9
79.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912944.101    3249-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2055 Fund Fidelity Advisor Freedom® 2055 Fund Class M : FHFTX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 131	1.19%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	16.37%	6.93%	9.99%
Class M (without 3.50% sales charge)	20.59%	7.70%	10.38%
Fidelity Freedom 2055 Composite Index℠	19.03%	8.27%	10.78%
S&P 500® Index	17.80%	12.06%	14.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,441,152,043
Number of Holdings	43
Total Advisory Fee	$8,317,159
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.9
International Equity Funds - 41.3
Bond Funds - 2.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	10.5
Fidelity Advisor Series Equity Growth Fund	8.5
Fidelity Series International Value Fund	7.7
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series Opportunistic Insights Fund	7.2
Fidelity Series Stock Selector Large Cap Value Fund	6.5
Fidelity Series Value Discovery Fund	6.5
Fidelity Advisor Series Growth Opportunities Fund	5.9
79.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912942.101    2337-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2055 Fund Fidelity Advisor Freedom® 2055 Fund Class I : FHFIX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 76	0.69%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	21.13%	8.24%	10.93%
Fidelity Freedom 2055 Composite Index℠	19.03%	8.27%	10.78%
S&P 500® Index	17.80%	12.06%	14.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,441,152,043
Number of Holdings	43
Total Advisory Fee	$8,317,159
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.9
International Equity Funds - 41.3
Bond Funds - 2.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	10.5
Fidelity Advisor Series Equity Growth Fund	8.5
Fidelity Series International Value Fund	7.7
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series Opportunistic Insights Fund	7.2
Fidelity Series Stock Selector Large Cap Value Fund	6.5
Fidelity Series Value Discovery Fund	6.5
Fidelity Advisor Series Growth Opportunities Fund	5.9
79.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912941.101    2336-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2055 Fund Fidelity Advisor Freedom® 2055 Fund Class C : FHFCX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 186	1.69%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	18.87%	7.16%	9.98%
Class C	19.87%	7.16%	9.98%
Fidelity Freedom 2055 Composite Index℠	19.03%	8.27%	10.78%
S&P 500® Index	17.80%	12.06%	14.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,441,152,043
Number of Holdings	43
Total Advisory Fee	$8,317,159
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.9
International Equity Funds - 41.3
Bond Funds - 2.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	10.5
Fidelity Advisor Series Equity Growth Fund	8.5
Fidelity Series International Value Fund	7.7
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series Opportunistic Insights Fund	7.2
Fidelity Series Stock Selector Large Cap Value Fund	6.5
Fidelity Series Value Discovery Fund	6.5
Fidelity Advisor Series Growth Opportunities Fund	5.9
79.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912940.101    2335-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2055 Fund Fidelity Advisor Freedom® 2055 Fund Class A : FHFAX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 104	0.94%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	13.88%	6.69%	10.00%
Class A (without 5.75% sales charge)	20.83%	7.96%	10.65%
Fidelity Freedom 2055 Composite Index℠	19.03%	8.27%	10.78%
S&P 500® Index	17.80%	12.06%	14.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,441,152,043
Number of Holdings	43
Total Advisory Fee	$8,317,159
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.9
International Equity Funds - 41.3
Bond Funds - 2.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	10.5
Fidelity Advisor Series Equity Growth Fund	8.5
Fidelity Series International Value Fund	7.7
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series Opportunistic Insights Fund	7.2
Fidelity Series Stock Selector Large Cap Value Fund	6.5
Fidelity Series Value Discovery Fund	6.5
Fidelity Advisor Series Growth Opportunities Fund	5.9
79.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912939.101    2334-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2050 Fund Fidelity Advisor Freedom® 2050 Fund Class K6 : FVGLX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 50	0.45%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 6, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	21.42%	8.53%	10.36%
Fidelity Freedom 2050 Composite Index℠	19.07%	8.27%	10.08%
S&P 500® Index	17.80%	12.06%	13.72%
A   From June 6, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,014,225,943
Number of Holdings	44
Total Advisory Fee	$11,969,686
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.0
International Equity Funds - 40.7
Bond Funds - 3.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.3
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Advisor Series Equity Growth Fund	8.3
Fidelity Series International Value Fund	7.6
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	7.1
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
78.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912895.101    3012-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2050 Fund Fidelity Advisor Freedom® 2050 Fund Class Z : FIJRX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 71	0.64%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	21.26%	8.34%	10.11%
Fidelity Freedom 2050 Composite Index℠	19.07%	8.27%	9.77%
S&P 500® Index	17.80%	12.06%	13.11%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,014,225,943
Number of Holdings	44
Total Advisory Fee	$11,969,686
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.0
International Equity Funds - 40.7
Bond Funds - 3.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.3
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Advisor Series Equity Growth Fund	8.3
Fidelity Series International Value Fund	7.6
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	7.1
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
78.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912896.101    3248-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2050 Fund Fidelity Advisor Freedom® 2050 Fund Class M : FFFQX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 131	1.19%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	16.39%	6.95%	9.98%
Class M (without 3.50% sales charge)	20.61%	7.71%	10.37%
Fidelity Freedom 2050 Composite Index℠	19.07%	8.27%	10.79%
S&P 500® Index	17.80%	12.06%	14.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,014,225,943
Number of Holdings	44
Total Advisory Fee	$11,969,686
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.0
International Equity Funds - 40.7
Bond Funds - 3.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.3
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Advisor Series Equity Growth Fund	8.3
Fidelity Series International Value Fund	7.6
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	7.1
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
78.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912893.101    1608-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2050 Fund Fidelity Advisor Freedom® 2050 Fund Class I : FFFPX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 76	0.69%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	21.18%	8.25%	10.93%
Fidelity Freedom 2050 Composite Index℠	19.07%	8.27%	10.79%
S&P 500® Index	17.80%	12.06%	14.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,014,225,943
Number of Holdings	44
Total Advisory Fee	$11,969,686
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.0
International Equity Funds - 40.7
Bond Funds - 3.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.3
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Advisor Series Equity Growth Fund	8.3
Fidelity Series International Value Fund	7.6
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	7.1
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
78.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912894.101    1609-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2050 Fund Fidelity Advisor Freedom® 2050 Fund Class C : FFFYX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 186	1.69%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	18.95%	7.17%	10.00%
Class C	19.95%	7.17%	10.00%
Fidelity Freedom 2050 Composite Index℠	19.07%	8.27%	10.79%
S&P 500® Index	17.80%	12.06%	14.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,014,225,943
Number of Holdings	44
Total Advisory Fee	$11,969,686
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.0
International Equity Funds - 40.7
Bond Funds - 3.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.3
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Advisor Series Equity Growth Fund	8.3
Fidelity Series International Value Fund	7.6
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	7.1
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
78.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912892.101    1607-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2050 Fund Fidelity Advisor Freedom® 2050 Fund Class A : FFFLX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 104	0.94%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	13.96%	6.70%	10.00%
Class A (without 5.75% sales charge)	20.91%	7.98%	10.65%
Fidelity Freedom 2050 Composite Index℠	19.07%	8.27%	10.79%
S&P 500® Index	17.80%	12.06%	14.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,014,225,943
Number of Holdings	44
Total Advisory Fee	$11,969,686
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.0
International Equity Funds - 40.7
Bond Funds - 3.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.3
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Advisor Series Equity Growth Fund	8.3
Fidelity Series International Value Fund	7.6
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Opportunistic Insights Fund	7.1
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
78.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912891.101    1605-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2045 Fund Fidelity Advisor Freedom® 2045 Fund Class K6 : FCGLX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 50	0.45%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 6, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	21.56%	8.55%	10.37%
Fidelity Freedom 2045 Composite Index℠	19.12%	8.28%	10.09%
S&P 500® Index	17.80%	12.06%	13.72%
A   From June 6, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,256,608,802
Number of Holdings	44
Total Advisory Fee	$13,330,281
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.2
International Equity Funds - 40.2
Bond Funds - 5.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.1
Fidelity Series Emerging Markets Opportunities Fund	10.3
Fidelity Advisor Series Equity Growth Fund	8.1
Fidelity Series International Value Fund	7.4
Fidelity Series Overseas Fund	7.4
Fidelity Series International Growth Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Series Value Discovery Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912889.101    3011-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2045 Fund Fidelity Advisor Freedom® 2045 Fund Class Z : FIJQX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 71	0.64%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	21.29%	8.36%	10.12%
Fidelity Freedom 2045 Composite Index℠	19.12%	8.28%	9.78%
S&P 500® Index	17.80%	12.06%	13.11%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,256,608,802
Number of Holdings	44
Total Advisory Fee	$13,330,281
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.2
International Equity Funds - 40.2
Bond Funds - 5.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.1
Fidelity Series Emerging Markets Opportunities Fund	10.3
Fidelity Advisor Series Equity Growth Fund	8.1
Fidelity Series International Value Fund	7.4
Fidelity Series Overseas Fund	7.4
Fidelity Series International Growth Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Series Value Discovery Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912890.101    3247-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2045 Fund Fidelity Advisor Freedom® 2045 Fund Class M : FFFTX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 131	1.19%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	16.44%	6.96%	9.99%
Class M (without 3.50% sales charge)	20.66%	7.72%	10.39%
Fidelity Freedom 2045 Composite Index℠	19.12%	8.28%	10.79%
S&P 500® Index	17.80%	12.06%	14.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,256,608,802
Number of Holdings	44
Total Advisory Fee	$13,330,281
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.2
International Equity Funds - 40.2
Bond Funds - 5.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.1
Fidelity Series Emerging Markets Opportunities Fund	10.3
Fidelity Advisor Series Equity Growth Fund	8.1
Fidelity Series International Value Fund	7.4
Fidelity Series Overseas Fund	7.4
Fidelity Series International Growth Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Series Value Discovery Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912887.101    1603-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2045 Fund Fidelity Advisor Freedom® 2045 Fund Class I : FFFIX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 76	0.69%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	21.21%	8.25%	10.94%
Fidelity Freedom 2045 Composite Index℠	19.12%	8.28%	10.79%
S&P 500® Index	17.80%	12.06%	14.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,256,608,802
Number of Holdings	44
Total Advisory Fee	$13,330,281
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.2
International Equity Funds - 40.2
Bond Funds - 5.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.1
Fidelity Series Emerging Markets Opportunities Fund	10.3
Fidelity Advisor Series Equity Growth Fund	8.1
Fidelity Series International Value Fund	7.4
Fidelity Series Overseas Fund	7.4
Fidelity Series International Growth Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Series Value Discovery Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912888.101    1604-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2045 Fund Fidelity Advisor Freedom® 2045 Fund Class C : FFFJX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 186	1.69%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	19.06%	7.17%	10.00%
Class C	20.06%	7.17%	10.00%
Fidelity Freedom 2045 Composite Index℠	19.12%	8.28%	10.79%
S&P 500® Index	17.80%	12.06%	14.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,256,608,802
Number of Holdings	44
Total Advisory Fee	$13,330,281
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.2
International Equity Funds - 40.2
Bond Funds - 5.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.1
Fidelity Series Emerging Markets Opportunities Fund	10.3
Fidelity Advisor Series Equity Growth Fund	8.1
Fidelity Series International Value Fund	7.4
Fidelity Series Overseas Fund	7.4
Fidelity Series International Growth Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Series Value Discovery Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912886.101    1602-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2045 Fund Fidelity Advisor Freedom® 2045 Fund Class A : FFFZX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 104	0.94%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	13.99%	6.71%	10.00%
Class A (without 5.75% sales charge)	20.94%	7.98%	10.66%
Fidelity Freedom 2045 Composite Index℠	19.12%	8.28%	10.79%
S&P 500® Index	17.80%	12.06%	14.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,256,608,802
Number of Holdings	44
Total Advisory Fee	$13,330,281
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.2
International Equity Funds - 40.2
Bond Funds - 5.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.1
Fidelity Series Emerging Markets Opportunities Fund	10.3
Fidelity Advisor Series Equity Growth Fund	8.1
Fidelity Series International Value Fund	7.4
Fidelity Series Overseas Fund	7.4
Fidelity Series International Growth Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Series Value Discovery Fund	6.3
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912885.101    1599-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2040 Fund Fidelity Advisor Freedom® 2040 Fund Class K6 : FKGLX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 47	0.43%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 6, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	19.92%	8.06%	10.09%
Fidelity Freedom 2040 Composite Index℠	17.71%	7.83%	9.83%
S&P 500® Index	17.80%	12.06%	13.72%
A   From June 6, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,969,331,790
Number of Holdings	46
Total Advisory Fee	$17,471,178
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.6
International Equity Funds - 36.7
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	9.3
Fidelity Advisor Series Equity Growth Fund	7.4
Fidelity Series Overseas Fund	6.8
Fidelity Series International Value Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Opportunistic Insights Fund	6.2
Fidelity Series Investment Grade Bond Fund	6.0
Fidelity Series Stock Selector Large Cap Value Fund	5.6
Fidelity Series Value Discovery Fund	5.6
70.4
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912841.101    3010-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2040 Fund Fidelity Advisor Freedom® 2040 Fund Class Z : FIJPX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 68	0.62%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	19.67%	7.87%	9.79%
Fidelity Freedom 2040 Composite Index℠	17.71%	7.83%	9.47%
S&P 500® Index	17.80%	12.06%	13.11%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,969,331,790
Number of Holdings	46
Total Advisory Fee	$17,471,178
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.6
International Equity Funds - 36.7
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	9.3
Fidelity Advisor Series Equity Growth Fund	7.4
Fidelity Series Overseas Fund	6.8
Fidelity Series International Value Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Opportunistic Insights Fund	6.2
Fidelity Series Investment Grade Bond Fund	6.0
Fidelity Series Stock Selector Large Cap Value Fund	5.6
Fidelity Series Value Discovery Fund	5.6
70.4
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912842.101    3246-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2040 Fund Fidelity Advisor Freedom® 2040 Fund Class M : FTFFX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 128	1.17%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	14.82%	6.46%	9.74%
Class M (without 3.50% sales charge)	18.98%	7.22%	10.13%
Fidelity Freedom 2040 Composite Index℠	17.71%	7.83%	10.56%
S&P 500® Index	17.80%	12.06%	14.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,969,331,790
Number of Holdings	46
Total Advisory Fee	$17,471,178
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.6
International Equity Funds - 36.7
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	9.3
Fidelity Advisor Series Equity Growth Fund	7.4
Fidelity Series Overseas Fund	6.8
Fidelity Series International Value Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Opportunistic Insights Fund	6.2
Fidelity Series Investment Grade Bond Fund	6.0
Fidelity Series Stock Selector Large Cap Value Fund	5.6
Fidelity Series Value Discovery Fund	5.6
70.4
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912839.101    1203-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2040 Fund Fidelity Advisor Freedom® 2040 Fund Class I : FIFFX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 74	0.67%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	19.62%	7.76%	10.69%
Fidelity Freedom 2040 Composite Index℠	17.71%	7.83%	10.56%
S&P 500® Index	17.80%	12.06%	14.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,969,331,790
Number of Holdings	46
Total Advisory Fee	$17,471,178
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.6
International Equity Funds - 36.7
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	9.3
Fidelity Advisor Series Equity Growth Fund	7.4
Fidelity Series Overseas Fund	6.8
Fidelity Series International Value Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Opportunistic Insights Fund	6.2
Fidelity Series Investment Grade Bond Fund	6.0
Fidelity Series Stock Selector Large Cap Value Fund	5.6
Fidelity Series Value Discovery Fund	5.6
70.4
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912840.101    1204-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2040 Fund Fidelity Advisor Freedom® 2040 Fund Class C : FCFFX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 182	1.67%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	17.47%	6.70%	9.75%
Class C	18.47%	6.70%	9.75%
Fidelity Freedom 2040 Composite Index℠	17.71%	7.83%	10.56%
S&P 500® Index	17.80%	12.06%	14.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,969,331,790
Number of Holdings	46
Total Advisory Fee	$17,471,178
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.6
International Equity Funds - 36.7
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	9.3
Fidelity Advisor Series Equity Growth Fund	7.4
Fidelity Series Overseas Fund	6.8
Fidelity Series International Value Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Opportunistic Insights Fund	6.2
Fidelity Series Investment Grade Bond Fund	6.0
Fidelity Series Stock Selector Large Cap Value Fund	5.6
Fidelity Series Value Discovery Fund	5.6
70.4
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912838.101    1202-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2040 Fund Fidelity Advisor Freedom® 2040 Fund Class A : FAFFX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 101	0.92%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	12.50%	6.23%	9.76%
Class A (without 5.75% sales charge)	19.37%	7.50%	10.41%
Fidelity Freedom 2040 Composite Index℠	17.71%	7.83%	10.56%
S&P 500® Index	17.80%	12.06%	14.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,969,331,790
Number of Holdings	46
Total Advisory Fee	$17,471,178
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.6
International Equity Funds - 36.7
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	9.3
Fidelity Advisor Series Equity Growth Fund	7.4
Fidelity Series Overseas Fund	6.8
Fidelity Series International Value Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Opportunistic Insights Fund	6.2
Fidelity Series Investment Grade Bond Fund	6.0
Fidelity Series Stock Selector Large Cap Value Fund	5.6
Fidelity Series Value Discovery Fund	5.6
70.4
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912837.101    1199-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2035 Fund Fidelity Advisor Freedom® 2035 Fund Class K6 : FHGLX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 42	0.39%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 6, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	17.03%	6.78%	9.09%
Fidelity Freedom 2035 Composite Index℠	15.09%	6.59%	8.84%
S&P 500® Index	17.80%	12.06%	13.72%
A   From June 6, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$3,055,791,505
Number of Holdings	45
Total Advisory Fee	$17,106,418
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.7
International Equity Funds - 30.9
Bond Funds - 29.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	17.0
Fidelity Series Large Cap Stock Fund	8.1
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Advisor Series Equity Growth Fund	5.9
Fidelity Series Overseas Fund	5.6
Fidelity Series International Value Fund	5.6
Fidelity Series International Growth Fund	5.6
Fidelity Series Opportunistic Insights Fund	5.1
Fidelity Series Stock Selector Large Cap Value Fund	4.6
Fidelity Series Value Discovery Fund	4.6
70.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912871.101    3009-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2035 Fund Fidelity Advisor Freedom® 2035 Fund Class Z : FIJOX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 64	0.59%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	16.77%	6.60%	8.67%
Fidelity Freedom 2035 Composite Index℠	15.09%	6.59%	8.37%
S&P 500® Index	17.80%	12.06%	13.11%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$3,055,791,505
Number of Holdings	45
Total Advisory Fee	$17,106,418
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.7
International Equity Funds - 30.9
Bond Funds - 29.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	17.0
Fidelity Series Large Cap Stock Fund	8.1
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Advisor Series Equity Growth Fund	5.9
Fidelity Series Overseas Fund	5.6
Fidelity Series International Value Fund	5.6
Fidelity Series International Growth Fund	5.6
Fidelity Series Opportunistic Insights Fund	5.1
Fidelity Series Stock Selector Large Cap Value Fund	4.6
Fidelity Series Value Discovery Fund	4.6
70.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912872.101    3245-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2035 Fund Fidelity Advisor Freedom® 2035 Fund Class M : FTTHX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 124	1.15%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	12.06%	5.23%	8.87%
Class M (without 3.50% sales charge)	16.12%	5.98%	9.26%
Fidelity Freedom 2035 Composite Index℠	15.09%	6.59%	9.68%
S&P 500® Index	17.80%	12.06%	14.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$3,055,791,505
Number of Holdings	45
Total Advisory Fee	$17,106,418
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.7
International Equity Funds - 30.9
Bond Funds - 29.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	17.0
Fidelity Series Large Cap Stock Fund	8.1
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Advisor Series Equity Growth Fund	5.9
Fidelity Series Overseas Fund	5.6
Fidelity Series International Value Fund	5.6
Fidelity Series International Growth Fund	5.6
Fidelity Series Opportunistic Insights Fund	5.1
Fidelity Series Stock Selector Large Cap Value Fund	4.6
Fidelity Series Value Discovery Fund	4.6
70.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912869.101    1310-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2035 Fund Fidelity Advisor Freedom® 2035 Fund Class I : FITHX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 70	0.65%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	16.74%	6.51%	9.80%
Fidelity Freedom 2035 Composite Index℠	15.09%	6.59%	9.68%
S&P 500® Index	17.80%	12.06%	14.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$3,055,791,505
Number of Holdings	45
Total Advisory Fee	$17,106,418
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.7
International Equity Funds - 30.9
Bond Funds - 29.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	17.0
Fidelity Series Large Cap Stock Fund	8.1
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Advisor Series Equity Growth Fund	5.9
Fidelity Series Overseas Fund	5.6
Fidelity Series International Value Fund	5.6
Fidelity Series International Growth Fund	5.6
Fidelity Series Opportunistic Insights Fund	5.1
Fidelity Series Stock Selector Large Cap Value Fund	4.6
Fidelity Series Value Discovery Fund	4.6
70.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912870.101    1311-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2035 Fund Fidelity Advisor Freedom® 2035 Fund Class C : FCTHX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 177	1.65%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	14.55%	5.45%	8.86%
Class C	15.55%	5.45%	8.86%
Fidelity Freedom 2035 Composite Index℠	15.09%	6.59%	9.68%
S&P 500® Index	17.80%	12.06%	14.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$3,055,791,505
Number of Holdings	45
Total Advisory Fee	$17,106,418
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.7
International Equity Funds - 30.9
Bond Funds - 29.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	17.0
Fidelity Series Large Cap Stock Fund	8.1
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Advisor Series Equity Growth Fund	5.9
Fidelity Series Overseas Fund	5.6
Fidelity Series International Value Fund	5.6
Fidelity Series International Growth Fund	5.6
Fidelity Series Opportunistic Insights Fund	5.1
Fidelity Series Stock Selector Large Cap Value Fund	4.6
Fidelity Series Value Discovery Fund	4.6
70.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912868.101    1309-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2035 Fund Fidelity Advisor Freedom® 2035 Fund Class A : FATHX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 97	0.90%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	9.69%	4.98%	8.88%
Class A (without 5.75% sales charge)	16.38%	6.23%	9.53%
Fidelity Freedom 2035 Composite Index℠	15.09%	6.59%	9.68%
S&P 500® Index	17.80%	12.06%	14.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$3,055,791,505
Number of Holdings	45
Total Advisory Fee	$17,106,418
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.7
International Equity Funds - 30.9
Bond Funds - 29.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	17.0
Fidelity Series Large Cap Stock Fund	8.1
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Advisor Series Equity Growth Fund	5.9
Fidelity Series Overseas Fund	5.6
Fidelity Series International Value Fund	5.6
Fidelity Series International Growth Fund	5.6
Fidelity Series Opportunistic Insights Fund	5.1
Fidelity Series Stock Selector Large Cap Value Fund	4.6
Fidelity Series Value Discovery Fund	4.6
70.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912867.101    1307-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2030 Fund Fidelity Advisor Freedom® 2030 Fund Class K6 : FDGLX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 39	0.36%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 6, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	15.25%	5.75%	7.94%
Fidelity Freedom 2030 Composite Index℠	13.50%	5.55%	7.71%
S&P 500® Index	17.80%	12.06%	13.72%
A   From June 6, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,981,641,828
Number of Holdings	45
Total Advisory Fee	$16,289,707
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.0
Domestic Equity Funds - 34.9
International Equity Funds - 27.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	20.9
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.3
Fidelity Advisor Series Equity Growth Fund	5.2
Fidelity Series Overseas Fund	5.0
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Opportunistic Insights Fund	4.5
70.8
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912835.101    3008-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2030 Fund Fidelity Advisor Freedom® 2030 Fund Class Z : FIJNX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 59	0.55%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	15.05%	5.56%	7.59%
Fidelity Freedom 2030 Composite Index℠	13.50%	5.55%	7.34%
S&P 500® Index	17.80%	12.06%	13.11%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,981,641,828
Number of Holdings	45
Total Advisory Fee	$16,289,707
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.0
Domestic Equity Funds - 34.9
International Equity Funds - 27.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	20.9
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.3
Fidelity Advisor Series Equity Growth Fund	5.2
Fidelity Series Overseas Fund	5.0
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Opportunistic Insights Fund	4.5
70.8
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912836.101    3244-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2030 Fund Fidelity Advisor Freedom® 2030 Fund Class M : FTFEX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 119	1.11%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	10.36%	4.20%	7.69%
Class M (without 3.50% sales charge)	14.36%	4.95%	8.08%
Fidelity Freedom 2030 Composite Index℠	13.50%	5.55%	8.48%
S&P 500® Index	17.80%	12.06%	14.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,981,641,828
Number of Holdings	45
Total Advisory Fee	$16,289,707
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.0
Domestic Equity Funds - 34.9
International Equity Funds - 27.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	20.9
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.3
Fidelity Advisor Series Equity Growth Fund	5.2
Fidelity Series Overseas Fund	5.0
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Opportunistic Insights Fund	4.5
70.8
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912833.101    1197-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2030 Fund Fidelity Advisor Freedom® 2030 Fund Class I : FEFIX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 66	0.61%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	15.01%	5.49%	8.63%
Fidelity Freedom 2030 Composite Index℠	13.50%	5.55%	8.48%
S&P 500® Index	17.80%	12.06%	14.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,981,641,828
Number of Holdings	45
Total Advisory Fee	$16,289,707
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.0
Domestic Equity Funds - 34.9
International Equity Funds - 27.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	20.9
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.3
Fidelity Advisor Series Equity Growth Fund	5.2
Fidelity Series Overseas Fund	5.0
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Opportunistic Insights Fund	4.5
70.8
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912834.101    1198-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2030 Fund Fidelity Advisor Freedom® 2030 Fund Class C : FCFEX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 173	1.61%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	12.80%	4.42%	7.71%
Class C	13.80%	4.42%	7.71%
Fidelity Freedom 2030 Composite Index℠	13.50%	5.55%	8.48%
S&P 500® Index	17.80%	12.06%	14.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,981,641,828
Number of Holdings	45
Total Advisory Fee	$16,289,707
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.0
Domestic Equity Funds - 34.9
International Equity Funds - 27.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	20.9
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.3
Fidelity Advisor Series Equity Growth Fund	5.2
Fidelity Series Overseas Fund	5.0
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Opportunistic Insights Fund	4.5
70.8
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912832.101    1196-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2030 Fund Fidelity Advisor Freedom® 2030 Fund Class A : FAFEX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 93	0.86%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	8.08%	3.98%	7.71%
Class A (without 5.75% sales charge)	14.67%	5.21%	8.35%
Fidelity Freedom 2030 Composite Index℠	13.50%	5.55%	8.48%
S&P 500® Index	17.80%	12.06%	14.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,981,641,828
Number of Holdings	45
Total Advisory Fee	$16,289,707
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.0
Domestic Equity Funds - 34.9
International Equity Funds - 27.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	20.9
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.3
Fidelity Advisor Series Equity Growth Fund	5.2
Fidelity Series Overseas Fund	5.0
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Opportunistic Insights Fund	4.5
70.8
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912831.101    1194-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2025 Fund Fidelity Advisor Freedom® 2025 Fund Class K6 : FPGLX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 34	0.32%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 6, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	14.03%	5.07%	7.12%
Fidelity Freedom 2025 Composite Index℠	12.34%	4.90%	6.92%
S&P 500® Index	17.80%	12.06%	13.72%
A   From June 6, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,972,528,601
Number of Holdings	45
Total Advisory Fee	$10,598,312
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 43.4
Domestic Equity Funds - 31.1
International Equity Funds - 25.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.9
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series Large Cap Stock Fund	6.3
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Advisor Series Equity Growth Fund	4.6
Fidelity Series Overseas Fund	4.5
Fidelity Series International Value Fund	4.5
Fidelity Series International Growth Fund	4.4
Fidelity Series Opportunistic Insights Fund	4.0
72.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912865.101    3007-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2025 Fund Fidelity Advisor Freedom® 2025 Fund Class Z : FIJMX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 55	0.52%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	13.81%	4.91%	6.91%
Fidelity Freedom 2025 Composite Index℠	12.34%	4.90%	6.70%
S&P 500® Index	17.80%	12.06%	13.11%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,972,528,601
Number of Holdings	45
Total Advisory Fee	$10,598,312
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 43.4
Domestic Equity Funds - 31.1
International Equity Funds - 25.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.9
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series Large Cap Stock Fund	6.3
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Advisor Series Equity Growth Fund	4.6
Fidelity Series Overseas Fund	4.5
Fidelity Series International Value Fund	4.5
Fidelity Series International Growth Fund	4.4
Fidelity Series Opportunistic Insights Fund	4.0
72.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912866.101    3243-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2025 Fund Fidelity Advisor Freedom® 2025 Fund Class M : FTTWX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 116	1.09%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	9.15%	3.55%	6.74%
Class M (without 3.50% sales charge)	13.11%	4.30%	7.13%
Fidelity Freedom 2025 Composite Index℠	12.34%	4.90%	7.51%
S&P 500® Index	17.80%	12.06%	14.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,972,528,601
Number of Holdings	45
Total Advisory Fee	$10,598,312
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 43.4
Domestic Equity Funds - 31.1
International Equity Funds - 25.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.9
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series Large Cap Stock Fund	6.3
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Advisor Series Equity Growth Fund	4.6
Fidelity Series Overseas Fund	4.5
Fidelity Series International Value Fund	4.5
Fidelity Series International Growth Fund	4.4
Fidelity Series Opportunistic Insights Fund	4.0
72.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912863.101    1305-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2025 Fund Fidelity Advisor Freedom® 2025 Fund Class I : FITWX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 63	0.59%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	13.73%	4.83%	7.67%
Fidelity Freedom 2025 Composite Index℠	12.34%	4.90%	7.51%
S&P 500® Index	17.80%	12.06%	14.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,972,528,601
Number of Holdings	45
Total Advisory Fee	$10,598,312
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 43.4
Domestic Equity Funds - 31.1
International Equity Funds - 25.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.9
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series Large Cap Stock Fund	6.3
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Advisor Series Equity Growth Fund	4.6
Fidelity Series Overseas Fund	4.5
Fidelity Series International Value Fund	4.5
Fidelity Series International Growth Fund	4.4
Fidelity Series Opportunistic Insights Fund	4.0
72.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912864.101    1306-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2025 Fund Fidelity Advisor Freedom® 2025 Fund Class C : FCTWX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 169	1.59%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	11.52%	3.77%	6.75%
Class C	12.52%	3.77%	6.75%
Fidelity Freedom 2025 Composite Index℠	12.34%	4.90%	7.51%
S&P 500® Index	17.80%	12.06%	14.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,972,528,601
Number of Holdings	45
Total Advisory Fee	$10,598,312
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 43.4
Domestic Equity Funds - 31.1
International Equity Funds - 25.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.9
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series Large Cap Stock Fund	6.3
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Advisor Series Equity Growth Fund	4.6
Fidelity Series Overseas Fund	4.5
Fidelity Series International Value Fund	4.5
Fidelity Series International Growth Fund	4.4
Fidelity Series Opportunistic Insights Fund	4.0
72.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912862.101    1304-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2025 Fund Fidelity Advisor Freedom® 2025 Fund Class A : FATWX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 90	0.84%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	6.89%	3.33%	6.76%
Class A (without 5.75% sales charge)	13.41%	4.56%	7.40%
Fidelity Freedom 2025 Composite Index℠	12.34%	4.90%	7.51%
S&P 500® Index	17.80%	12.06%	14.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,972,528,601
Number of Holdings	45
Total Advisory Fee	$10,598,312
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 43.4
Domestic Equity Funds - 31.1
International Equity Funds - 25.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.9
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series Large Cap Stock Fund	6.3
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Advisor Series Equity Growth Fund	4.6
Fidelity Series Overseas Fund	4.5
Fidelity Series International Value Fund	4.5
Fidelity Series International Growth Fund	4.4
Fidelity Series Opportunistic Insights Fund	4.0
72.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912861.101    1302-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2020 Fund Fidelity Advisor Freedom® 2020 Fund Class K6 : FOGLX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.28%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 6, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	12.65%	4.49%	6.49%
Fidelity Freedom 2020 Composite Index℠	11.08%	4.35%	6.32%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.67%
A   From June 6, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,039,651,935
Number of Holdings	46
Total Advisory Fee	$5,346,237
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.1
Domestic Equity Funds - 26.6
International Equity Funds - 21.7
Short-Term Funds - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	27.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	6.2
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series Large Cap Stock Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Advisor Series Equity Growth Fund	3.9
Fidelity Series Overseas Fund	3.8
Fidelity Series International Value Fund	3.8
Fidelity Series International Growth Fund	3.8
71.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912829.101    3006-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2020 Fund Fidelity Advisor Freedom® 2020 Fund Class Z : FIJLX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 51	0.48%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	12.39%	4.33%	6.30%
Fidelity Freedom 2020 Composite Index℠	11.08%	4.35%	6.12%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.07%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,039,651,935
Number of Holdings	46
Total Advisory Fee	$5,346,237
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.1
Domestic Equity Funds - 26.6
International Equity Funds - 21.7
Short-Term Funds - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	27.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	6.2
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series Large Cap Stock Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Advisor Series Equity Growth Fund	3.9
Fidelity Series Overseas Fund	3.8
Fidelity Series International Value Fund	3.8
Fidelity Series International Growth Fund	3.8
71.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912830.101    3242-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2020 Fund Fidelity Advisor Freedom® 2020 Fund Class M : FDTFX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 111	1.05%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	7.84%	2.99%	6.10%
Class M (without 3.50% sales charge)	11.75%	3.73%	6.48%
Fidelity Freedom 2020 Composite Index℠	11.08%	4.35%	6.86%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,039,651,935
Number of Holdings	46
Total Advisory Fee	$5,346,237
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.1
Domestic Equity Funds - 26.6
International Equity Funds - 21.7
Short-Term Funds - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	27.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	6.2
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series Large Cap Stock Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Advisor Series Equity Growth Fund	3.9
Fidelity Series Overseas Fund	3.8
Fidelity Series International Value Fund	3.8
Fidelity Series International Growth Fund	3.8
71.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912827.101    1192-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2020 Fund Fidelity Advisor Freedom® 2020 Fund Class I : FDIFX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 58	0.55%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	12.24%	4.25%	7.01%
Fidelity Freedom 2020 Composite Index℠	11.08%	4.35%	6.86%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,039,651,935
Number of Holdings	46
Total Advisory Fee	$5,346,237
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.1
Domestic Equity Funds - 26.6
International Equity Funds - 21.7
Short-Term Funds - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	27.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	6.2
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series Large Cap Stock Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Advisor Series Equity Growth Fund	3.9
Fidelity Series Overseas Fund	3.8
Fidelity Series International Value Fund	3.8
Fidelity Series International Growth Fund	3.8
71.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912828.101    1193-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2020 Fund Fidelity Advisor Freedom® 2020 Fund Class C : FDCFX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 163	1.55%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	10.17%	3.21%	6.11%
Class C	11.17%	3.21%	6.11%
Fidelity Freedom 2020 Composite Index℠	11.08%	4.35%	6.86%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,039,651,935
Number of Holdings	46
Total Advisory Fee	$5,346,237
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.1
Domestic Equity Funds - 26.6
International Equity Funds - 21.7
Short-Term Funds - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	27.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	6.2
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series Large Cap Stock Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Advisor Series Equity Growth Fund	3.9
Fidelity Series Overseas Fund	3.8
Fidelity Series International Value Fund	3.8
Fidelity Series International Growth Fund	3.8
71.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912826.101    1191-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2020 Fund Fidelity Advisor Freedom® 2020 Fund Class A : FDAFX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 85	0.80%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	5.56%	2.76%	6.12%
Class A (without 5.75% sales charge)	12.00%	3.99%	6.75%
Fidelity Freedom 2020 Composite Index℠	11.08%	4.35%	6.86%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,039,651,935
Number of Holdings	46
Total Advisory Fee	$5,346,237
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.1
Domestic Equity Funds - 26.6
International Equity Funds - 21.7
Short-Term Funds - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	27.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	6.2
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series Large Cap Stock Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Advisor Series Equity Growth Fund	3.9
Fidelity Series Overseas Fund	3.8
Fidelity Series International Value Fund	3.8
Fidelity Series International Growth Fund	3.8
71.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912825.101    1189-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2015 Fund Fidelity Advisor Freedom® 2015 Fund Class K6 : FIGLX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 27	0.26%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 6, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	10.97%	3.95%	5.80%
Fidelity Freedom 2015 Composite Index℠	9.59%	3.83%	5.65%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.67%
A   From June 6, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$407,173,770
Number of Holdings	45
Total Advisory Fee	$1,944,056
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 54.3
Domestic Equity Funds - 22.1
International Equity Funds - 18.6
Short-Term Funds - 4.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	30.2
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.7
Fidelity Series Emerging Markets Opportunities Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Large Cap Stock Fund	4.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.9
Fidelity Series Government Money Market Fund	3.9
Fidelity Series Overseas Fund	3.1
Fidelity Series International Value Fund	3.1
Fidelity Series International Growth Fund	3.1
72.9
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912859.101    3005-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2015 Fund Fidelity Advisor Freedom® 2015 Fund Class Z : FIJKX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 47	0.45%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	10.73%	3.77%	5.63%
Fidelity Freedom 2015 Composite Index℠	9.59%	3.83%	5.49%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.07%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$407,173,770
Number of Holdings	45
Total Advisory Fee	$1,944,056
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 54.3
Domestic Equity Funds - 22.1
International Equity Funds - 18.6
Short-Term Funds - 4.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	30.2
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.7
Fidelity Series Emerging Markets Opportunities Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Large Cap Stock Fund	4.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.9
Fidelity Series Government Money Market Fund	3.9
Fidelity Series Overseas Fund	3.1
Fidelity Series International Value Fund	3.1
Fidelity Series International Growth Fund	3.1
72.9
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912860.101    3241-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2015 Fund Fidelity Advisor Freedom® 2015 Fund Class M : FFVTX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 105	1.00%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	6.26%	2.46%	5.40%
Class M (without 3.50% sales charge)	10.11%	3.19%	5.78%
Fidelity Freedom 2015 Composite Index℠	9.59%	3.83%	6.16%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$407,173,770
Number of Holdings	45
Total Advisory Fee	$1,944,056
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 54.3
Domestic Equity Funds - 22.1
International Equity Funds - 18.6
Short-Term Funds - 4.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	30.2
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.7
Fidelity Series Emerging Markets Opportunities Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Large Cap Stock Fund	4.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.9
Fidelity Series Government Money Market Fund	3.9
Fidelity Series Overseas Fund	3.1
Fidelity Series International Value Fund	3.1
Fidelity Series International Growth Fund	3.1
72.9
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912857.101    1299-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2015 Fund Fidelity Advisor Freedom® 2015 Fund Class I : FFVIX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 53	0.50%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	10.62%	3.71%	6.31%
Fidelity Freedom 2015 Composite Index℠	9.59%	3.83%	6.16%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$407,173,770
Number of Holdings	45
Total Advisory Fee	$1,944,056
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 54.3
Domestic Equity Funds - 22.1
International Equity Funds - 18.6
Short-Term Funds - 4.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	30.2
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.7
Fidelity Series Emerging Markets Opportunities Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Large Cap Stock Fund	4.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.9
Fidelity Series Government Money Market Fund	3.9
Fidelity Series Overseas Fund	3.1
Fidelity Series International Value Fund	3.1
Fidelity Series International Growth Fund	3.1
72.9
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912858.101    1301-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2015 Fund Fidelity Advisor Freedom® 2015 Fund Class C : FFVCX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 157	1.50%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	8.65%	2.70%	5.40%
Class C	9.65%	2.70%	5.40%
Fidelity Freedom 2015 Composite Index℠	9.59%	3.83%	6.16%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$407,173,770
Number of Holdings	45
Total Advisory Fee	$1,944,056
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 54.3
Domestic Equity Funds - 22.1
International Equity Funds - 18.6
Short-Term Funds - 4.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	30.2
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.7
Fidelity Series Emerging Markets Opportunities Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Large Cap Stock Fund	4.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.9
Fidelity Series Government Money Market Fund	3.9
Fidelity Series Overseas Fund	3.1
Fidelity Series International Value Fund	3.1
Fidelity Series International Growth Fund	3.1
72.9
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912856.101    1298-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2015 Fund Fidelity Advisor Freedom® 2015 Fund Class A : FFVAX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 79	0.75%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	4.01%	2.24%	5.42%
Class A (without 5.75% sales charge)	10.36%	3.46%	6.04%
Fidelity Freedom 2015 Composite Index℠	9.59%	3.83%	6.16%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$407,173,770
Number of Holdings	45
Total Advisory Fee	$1,944,056
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 54.3
Domestic Equity Funds - 22.1
International Equity Funds - 18.6
Short-Term Funds - 4.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	30.2
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.7
Fidelity Series Emerging Markets Opportunities Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Large Cap Stock Fund	4.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.9
Fidelity Series Government Money Market Fund	3.9
Fidelity Series Overseas Fund	3.1
Fidelity Series International Value Fund	3.1
Fidelity Series International Growth Fund	3.1
72.9
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912855.101    1296-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2010 Fund Fidelity Advisor Freedom® 2010 Fund Class K6 : FUGLX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.24%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 6, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	9.27%	3.35%	5.02%
Fidelity Freedom 2010 Composite Index℠	8.08%	3.28%	4.92%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.67%
A   From June 6, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$199,614,999
Number of Holdings	45
Total Advisory Fee	$875,528
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.3
Domestic Equity Funds - 18.0
International Equity Funds - 15.8
Short-Term Funds - 6.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	32.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	17.7
Fidelity Series Government Money Market Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.2
Fidelity Series Large Cap Stock Fund	3.4
Fidelity Series Overseas Fund	2.6
Fidelity Series International Value Fund	2.6
Fidelity Series International Growth Fund	2.6
Fidelity Advisor Series Equity Growth Fund	2.5
77.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912823.101    3004-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2010 Fund Fidelity Advisor Freedom® 2010 Fund Class Z : FIJJX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.41%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	9.13%	3.22%	4.93%
Fidelity Freedom 2010 Composite Index℠	8.08%	3.28%	4.83%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.07%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$199,614,999
Number of Holdings	45
Total Advisory Fee	$875,528
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.3
Domestic Equity Funds - 18.0
International Equity Funds - 15.8
Short-Term Funds - 6.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	32.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	17.7
Fidelity Series Government Money Market Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.2
Fidelity Series Large Cap Stock Fund	3.4
Fidelity Series Overseas Fund	2.6
Fidelity Series International Value Fund	2.6
Fidelity Series International Growth Fund	2.6
Fidelity Advisor Series Equity Growth Fund	2.5
77.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912824.101    3240-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2010 Fund Fidelity Advisor Freedom® 2010 Fund Class M : FCFTX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 100	0.96%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	4.70%	1.93%	4.59%
Class M (without 3.50% sales charge)	8.50%	2.66%	4.96%
Fidelity Freedom 2010 Composite Index℠	8.08%	3.28%	5.33%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$199,614,999
Number of Holdings	45
Total Advisory Fee	$875,528
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.3
Domestic Equity Funds - 18.0
International Equity Funds - 15.8
Short-Term Funds - 6.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	32.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	17.7
Fidelity Series Government Money Market Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.2
Fidelity Series Large Cap Stock Fund	3.4
Fidelity Series Overseas Fund	2.6
Fidelity Series International Value Fund	2.6
Fidelity Series International Growth Fund	2.6
Fidelity Advisor Series Equity Growth Fund	2.5
77.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912821.101    1187-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2010 Fund Fidelity Advisor Freedom® 2010 Fund Class I : FCIFX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 48	0.46%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	9.11%	3.18%	5.49%
Fidelity Freedom 2010 Composite Index℠	8.08%	3.28%	5.33%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$199,614,999
Number of Holdings	45
Total Advisory Fee	$875,528
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.3
Domestic Equity Funds - 18.0
International Equity Funds - 15.8
Short-Term Funds - 6.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	32.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	17.7
Fidelity Series Government Money Market Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.2
Fidelity Series Large Cap Stock Fund	3.4
Fidelity Series Overseas Fund	2.6
Fidelity Series International Value Fund	2.6
Fidelity Series International Growth Fund	2.6
Fidelity Advisor Series Equity Growth Fund	2.5
77.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912822.101    1188-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2010 Fund Fidelity Advisor Freedom® 2010 Fund Class C : FCFCX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 152	1.46%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	6.94%	2.13%	4.59%
Class C	7.94%	2.13%	4.59%
Fidelity Freedom 2010 Composite Index℠	8.08%	3.28%	5.33%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$199,614,999
Number of Holdings	45
Total Advisory Fee	$875,528
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.3
Domestic Equity Funds - 18.0
International Equity Funds - 15.8
Short-Term Funds - 6.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	32.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	17.7
Fidelity Series Government Money Market Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.2
Fidelity Series Large Cap Stock Fund	3.4
Fidelity Series Overseas Fund	2.6
Fidelity Series International Value Fund	2.6
Fidelity Series International Growth Fund	2.6
Fidelity Advisor Series Equity Growth Fund	2.5
77.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912820.101    1186-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2010 Fund Fidelity Advisor Freedom® 2010 Fund Class A : FACFX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 74	0.71%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	2.57%	1.70%	4.60%
Class A (without 5.75% sales charge)	8.82%	2.91%	5.22%
Fidelity Freedom 2010 Composite Index℠	8.08%	3.28%	5.33%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$199,614,999
Number of Holdings	45
Total Advisory Fee	$875,528
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.3
Domestic Equity Funds - 18.0
International Equity Funds - 15.8
Short-Term Funds - 6.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	32.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	17.7
Fidelity Series Government Money Market Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.2
Fidelity Series Large Cap Stock Fund	3.4
Fidelity Series Overseas Fund	2.6
Fidelity Series International Value Fund	2.6
Fidelity Series International Growth Fund	2.6
Fidelity Advisor Series Equity Growth Fund	2.5
77.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912819.101    1184-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2070 Fund Fidelity Advisor Freedom® 2070 Fund Class A : FRBJX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 103	0.94%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	13.52%	9.75%
Class A (without 5.75% sales charge)	20.44%	13.53%
Fidelity Freedom 2070 Composite Index℠	19.02%	13.22%
S&P 500® Index	17.80%	12.18%
A   From June 28, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$18,920,722
Number of Holdings	25
Total Advisory Fee	$60,583
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.0
International Equity Funds - 42.3
Bond Funds - 4.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.9
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Overseas Fund	8.1
Fidelity Series International Value Fund	8.0
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Growth Fund	8.0
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Value Discovery Fund	6.2
Fidelity Advisor Series Growth Opportunities Fund	5.7
78.5
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918252.101    7642-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2070 Fund Fidelity Advisor Freedom® 2070 Fund Class M : FRBKX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 130	1.18%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	15.91%	10.92%
Class M (without 3.50% sales charge)	20.11%	13.20%
Fidelity Freedom 2070 Composite Index℠	19.02%	13.22%
S&P 500® Index	17.80%	12.18%
A   From June 28, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$18,920,722
Number of Holdings	25
Total Advisory Fee	$60,583
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.0
International Equity Funds - 42.3
Bond Funds - 4.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.9
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Overseas Fund	8.1
Fidelity Series International Value Fund	8.0
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Growth Fund	8.0
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Value Discovery Fund	6.2
Fidelity Advisor Series Growth Opportunities Fund	5.7
78.5
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918254.101    7643-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2070 Fund Fidelity Advisor Freedom® 2070 Fund Class C : FRBLX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 186	1.69%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	18.54%	12.64%
Class C	19.54%	12.64%
Fidelity Freedom 2070 Composite Index℠	19.02%	13.22%
S&P 500® Index	17.80%	12.18%
A   From June 28, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$18,920,722
Number of Holdings	25
Total Advisory Fee	$60,583
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.0
International Equity Funds - 42.3
Bond Funds - 4.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.9
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Overseas Fund	8.1
Fidelity Series International Value Fund	8.0
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Growth Fund	8.0
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Value Discovery Fund	6.2
Fidelity Advisor Series Growth Opportunities Fund	5.7
78.5
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918256.101    7644-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2070 Fund Fidelity Advisor Freedom® 2070 Fund Class I : FRBNX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 76	0.69%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	20.77%	13.80%
Fidelity Freedom 2070 Composite Index℠	19.02%	13.22%
S&P 500® Index	17.80%	12.18%
A   From June 28, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$18,920,722
Number of Holdings	25
Total Advisory Fee	$60,583
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.0
International Equity Funds - 42.3
Bond Funds - 4.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.9
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Overseas Fund	8.1
Fidelity Series International Value Fund	8.0
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Growth Fund	8.0
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Value Discovery Fund	6.2
Fidelity Advisor Series Growth Opportunities Fund	5.7
78.5
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918258.101    7645-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2070 Fund Fidelity Advisor Freedom® 2070 Fund Class Z : FRBOX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 71	0.65%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	20.86%	13.89%
Fidelity Freedom 2070 Composite Index℠	19.02%	13.22%
S&P 500® Index	17.80%	12.18%
A   From June 28, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$18,920,722
Number of Holdings	25
Total Advisory Fee	$60,583
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.0
International Equity Funds - 42.3
Bond Funds - 4.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.9
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Overseas Fund	8.1
Fidelity Series International Value Fund	8.0
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Growth Fund	8.0
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Value Discovery Fund	6.2
Fidelity Advisor Series Growth Opportunities Fund	5.7
78.5
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918260.101    7646-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor Freedom® 2070 Fund Fidelity Advisor Freedom® 2070 Fund Class K6 : FRBPX

This annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 50	0.45%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Fund (+29.19%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the S&P 500® index (+17.80%), for the 12 months. Fidelity Advisor® Series Growth Opportunities Fund (+25.77%) also stood out, outperforming its benchmark, the Russell 3000® Growth Index (+18.75%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	21.07%	14.11%
Fidelity Freedom 2070 Composite Index℠	19.02%	13.22%
S&P 500® Index	17.80%	12.18%
A   From June 28, 2024

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$18,920,722
Number of Holdings	25
Total Advisory Fee	$60,583
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.0
International Equity Funds - 42.3
Bond Funds - 4.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.9
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Overseas Fund	8.1
Fidelity Series International Value Fund	8.0
Fidelity Advisor Series Equity Growth Fund	8.0
Fidelity Series International Growth Fund	8.0
Fidelity Series Opportunistic Insights Fund	6.8
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Value Discovery Fund	6.2
Fidelity Advisor Series Growth Opportunities Fund	5.7
78.5
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918262.101    7647-TSRA-0526

Item 2.

Code of Ethics

As of the end of the period, March 31, 2026, Fidelity Aberdeen Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, Fidelity Advisor Freedom 2065 Fund, Fidelity Advisor Freedom 2070 Fund, and Fidelity Advisor Freedom Retirement Fund (the “Funds”):

Services Billed by Deloitte Entities

March 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom 2010 Fund	$22,300	$-	$5,500	$100
Fidelity Advisor Freedom 2015 Fund	$22,300	$-	$5,500	$100
Fidelity Advisor Freedom 2020 Fund	$22,300	$-	$5,500	$100
Fidelity Advisor Freedom 2025 Fund	$22,300	$-	$5,500	$100
Fidelity Advisor Freedom 2030 Fund	$22,300	$-	$5,500	$100
Fidelity Advisor Freedom 2035 Fund	$22,300	$-	$5,500	$100
Fidelity Advisor Freedom 2040 Fund	$22,300	$-	$5,500	$100
Fidelity Advisor Freedom 2045 Fund	$23,700	$-	$5,500	$100
Fidelity Advisor Freedom 2050 Fund	$22,300	$-	$5,500	$100
Fidelity Advisor Freedom 2055 Fund	$23,700	$-	$5,500	$100
Fidelity Advisor Freedom 2060 Fund	$23,700	$-	$5,500	$100
Fidelity Advisor Freedom 2065 Fund	$22,000	$-	$5,600	$100
Fidelity Advisor Freedom 2070 Fund	$22,300	$-	$8,100	$100
Fidelity Advisor Freedom Retirement Fund	$23,700	$-	$5,500	$100

March 31, 2025 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom 2010 Fund	$22,400	$-	$6,000	$500
Fidelity Advisor Freedom 2015 Fund	$22,400	$-	$6,000	$500
Fidelity Advisor Freedom 2020 Fund	$22,400	$-	$6,000	$500
Fidelity Advisor Freedom 2025 Fund	$22,400	$-	$6,000	$500
Fidelity Advisor Freedom 2030 Fund	$22,500	$-	$6,000	$500
Fidelity Advisor Freedom 2035 Fund	$22,500	$-	$5,800	$500
Fidelity Advisor Freedom 2040 Fund	$22,500	$-	$6,000	$500
Fidelity Advisor Freedom 2045 Fund	$23,700	$-	$6,000	$600
Fidelity Advisor Freedom 2050 Fund	$22,400	$-	$6,000	$500
Fidelity Advisor Freedom 2055 Fund	$23,700	$-	$6,000	$600
Fidelity Advisor Freedom 2060 Fund	$23,700	$-	$6,000	$600
Fidelity Advisor Freedom 2065 Fund	$22,500	$-	$6,100	$500
Fidelity Advisor Freedom 2070 Fund	$19,000	$-	$8,100	$300
Fidelity Advisor Freedom Retirement Fund	$23,700	$-	$6,000	$600

A Amounts may reflect rounding.
B Fidelity Advisor Freedom 2070 Fund commenced operations on June 28, 2024.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	March 31, 2026A	March 31, 2025A,B
Audit-Related Fees	$154,800	$250,000
Tax Fees	$-	$-
All Other Fees	$ 1,520,400	$ 2,444,500

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity Advisor Freedom 2070 Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	March 31, 2026A	March 31, 2025A,B
Deloitte Entities	$4,253,700	$3,104,000

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity Advisor Freedom 2070 Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities  in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor Freedom Funds®

Fidelity Advisor Freedom® Retirement Fund
Fidelity Advisor Freedom® 2010 Fund
Fidelity Advisor Freedom® 2015 Fund
Fidelity Advisor Freedom® 2020 Fund
Fidelity Advisor Freedom® 2025 Fund
Fidelity Advisor Freedom® 2030 Fund
Fidelity Advisor Freedom® 2035 Fund
Fidelity Advisor Freedom® 2040 Fund
Fidelity Advisor Freedom® 2045 Fund
Fidelity Advisor Freedom® 2050 Fund
Fidelity Advisor Freedom® 2055 Fund
Fidelity Advisor Freedom® 2060 Fund
Fidelity Advisor Freedom® 2065 Fund
Fidelity Advisor Freedom® 2070 Fund

(Fidelity Advisor Freedom® Retirement Fund formerly Fidelity Advisor Freedom® Income Fund)

Annual Report
March 31, 2026

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor Freedom® Retirement Fund
Fidelity Advisor Freedom® 2010 Fund
Fidelity Advisor Freedom® 2015 Fund
Fidelity Advisor Freedom® 2020 Fund
Fidelity Advisor Freedom® 2025 Fund
Fidelity Advisor Freedom® 2030 Fund
Fidelity Advisor Freedom® 2035 Fund
Fidelity Advisor Freedom® 2040 Fund
Fidelity Advisor Freedom® 2045 Fund
Fidelity Advisor Freedom® 2050 Fund
Fidelity Advisor Freedom® 2055 Fund
Fidelity Advisor Freedom® 2060 Fund
Fidelity Advisor Freedom® 2065 Fund
Fidelity Advisor Freedom® 2070 Fund
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor Freedom® Retirement Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 61.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	4,320,772	42,948,475
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	12,211	92,563
Fidelity Series Emerging Markets Debt Fund (b)	135,325	1,132,668
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	30,672	285,859
Fidelity Series Floating Rate High Income Fund (b)	22,685	196,453
Fidelity Series High Income Fund (b)	129,018	1,135,362
Fidelity Series International Credit Fund (b)	32,264	271,663
Fidelity Series International Developed Markets Bond Index Fund (b)	1,163,423	9,854,192
Fidelity Series Investment Grade Bond Fund (b)	6,852,887	69,282,687
Fidelity Series Long-Term Treasury Bond Index Fund (b)	665,465	3,546,931
Fidelity Series Real Estate Income Fund (b)	20,283	203,036
TOTAL BOND FUNDS (Cost $133,793,807)		128,949,889

Domestic Equity Funds - 16.3%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	307,462	4,661,120
Fidelity Advisor Series Growth Opportunities Fund (b)	205,423	3,290,876
Fidelity Series All-Sector Equity Fund (b)	166,712	2,142,245
Fidelity Series Commodity Strategy Fund (b)	33,536	3,761,717
Fidelity Series Intrinsic Opportunities Fund (b)	63,777	682,410
Fidelity Series Large Cap Stock Fund (b)	241,934	6,353,188
Fidelity Series Large Cap Value Index Fund (b)	32,093	596,928
Fidelity Series Opportunistic Insights Fund (b)	163,087	3,984,204
Fidelity Series Small Cap Core Fund (b)	10,529	146,136
Fidelity Series Small Cap Discovery Fund (b)	45,623	492,268
Fidelity Series Small Cap Opportunities Fund (b)	60,864	1,033,476
Fidelity Series Stock Selector Large Cap Value Fund (b)	256,178	3,606,989
Fidelity Series Value Discovery Fund (b)	214,346	3,605,294
TOTAL DOMESTIC EQUITY FUNDS (Cost $25,685,376)		34,356,851

International Equity Funds - 14.6%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	180,326	3,675,036
Fidelity Series Emerging Markets Fund (b)	154,969	1,954,157
Fidelity Series Emerging Markets Opportunities Fund (b)	312,126	8,112,143
Fidelity Series International Growth Fund (b)	262,992	4,925,848
Fidelity Series International Small Cap Fund (b)	116,828	2,042,161
Fidelity Series International Value Fund (b)	312,382	4,935,632
Fidelity Series Overseas Fund (b)	339,708	4,939,352
Fidelity Series Select International Small Cap Fund (b)	11,977	170,078
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $20,086,756)		30,754,407

Short-Term Funds - 1.9%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $3,865,679)	391,272	3,912,716

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/23/2026 (d)	3.63	300,000	299,335
US Treasury Bills 0% 4/30/2026 (d)	3.61	180,000	179,474
US Treasury Bills 0% 5/7/2026 (d)	3.62	30,000	29,890
US Treasury Bills 0% 6/18/2026 (d)	3.66	50,000	49,610
TOTAL U.S. TREASURY OBLIGATIONS (Cost $558,322)			558,309

Money Market Funds - 5.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	502,207	502,307
Fidelity Series Government Money Market Fund (b)(f)	3.73	11,560,002	11,560,002
TOTAL MONEY MARKET FUNDS (Cost $12,062,309)			12,062,309

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $196,052,249)	210,594,481
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(196,264)
NET ASSETS - 100.0%	210,398,217

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	5	6/2026	725,275	2,211

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	71	6/2026	8,054,063	(157,536)
CBOT US Treasury Long Bond Contracts (United States)	14	6/2026	1,590,313	(19,675)

TOTAL INTEREST RATE CONTRACTS				(177,211)

TOTAL LONG				(175,000)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(7)	6/2026	(879,270)	(396)
CME E-Mini S&P 500 Index Contracts (United States)	(12)	6/2026	(3,942,450)	101,288

TOTAL SHORT				100,892

TOTAL FUTURES CONTRACTS				(74,108)
The notional amount of long futures as a percentage of Net Assets is 4.8%.
The notional amount of short futures as a percentage of Net Assets is 2.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $558,309.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	966,378	3,782,392	4,246,460	17,412	(3)	-	502,307	502,207	0.0%
Total	966,378	3,782,392	4,246,460	17,412	(3)	-	502,307

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	3,608,087	2,202,692	1,215,908	524,176	(30,697)	96,946	4,661,120	307,462
Fidelity Advisor Series Growth Opportunities Fund	2,522,371	1,591,830	977,436	398,466	60,270	93,841	3,290,876	205,423
Fidelity Advisor Series Small Cap Fund	13,261	-	12,937	-	838	(1,162)	-	-
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	44,464,423	7,488,153	8,969,764	1,661,873	(13,136)	54,452	42,948,475	4,320,772
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	108,137	10,411	23,812	4,291	(2,271)	98	92,563	12,211
Fidelity Series All-Sector Equity Fund	1,611,858	851,932	460,629	156,716	344	138,740	2,142,245	166,712
Fidelity Series Canada Fund	1,367,785	2,264,996	411,811	53,771	17,853	436,213	3,675,036	180,326
Fidelity Series Commodity Strategy Fund	446,342	3,017,064	192,037	24,790	4,216	486,132	3,761,717	33,536
Fidelity Series Emerging Markets Debt Fund	1,167,138	126,673	218,729	70,592	(8,936)	66,522	1,132,668	135,325
Fidelity Series Emerging Markets Debt Local Currency Fund	362,602	37,773	135,215	23,778	(6,825)	27,524	285,859	30,672
Fidelity Series Emerging Markets Fund	1,772,863	342,176	735,912	42,007	142,804	432,226	1,954,157	154,969
Fidelity Series Emerging Markets Opportunities Fund	7,070,083	1,878,986	3,052,973	177,248	838,752	1,377,295	8,112,143	312,126
Fidelity Series Floating Rate High Income Fund	214,098	26,243	39,751	16,046	(778)	(3,359)	196,453	22,685
Fidelity Series Government Money Market Fund	17,816,358	2,355,140	8,611,496	686,763	-	-	11,560,002	11,560,002
Fidelity Series High Income Fund	1,184,922	138,655	222,880	83,593	(14,966)	49,631	1,135,362	129,018
Fidelity Series International Credit Fund	258,983	12,154	439	12,154	47	918	271,663	32,264
Fidelity Series International Developed Markets Bond Index Fund	10,514,409	1,292,920	1,799,476	398,858	(132,322)	(21,339)	9,854,192	1,163,423
Fidelity Series International Growth Fund	3,431,285	2,193,623	880,189	313,722	109,412	71,717	4,925,848	262,992
Fidelity Series International Small Cap Fund	2,940,496	435,807	1,586,919	344,202	299,492	(46,715)	2,042,161	116,828
Fidelity Series International Value Fund	3,817,754	1,846,054	1,333,120	406,039	339,713	265,231	4,935,632	312,382
Fidelity Series Intrinsic Opportunities Fund	610,067	223,499	170,725	66,905	(5,767)	25,336	682,410	63,777
Fidelity Series Investment Grade Bond Fund	84,579,955	8,538,669	24,295,959	3,405,971	(1,214,813)	1,674,835	69,282,687	6,852,887
Fidelity Series Large Cap Stock Fund	4,878,726	2,411,784	1,678,006	519,134	103,410	637,274	6,353,188	241,934
Fidelity Series Large Cap Value Index Fund	476,495	171,051	105,798	18,781	518	54,662	596,928	32,093
Fidelity Series Long-Term Treasury Bond Index Fund	7,061,621	787,555	4,115,684	234,045	(1,339,537)	1,152,976	3,546,931	665,465
Fidelity Series Opportunistic Insights Fund	3,101,789	1,822,718	1,074,706	510,878	26,752	107,651	3,984,204	163,087
Fidelity Series Overseas Fund	3,571,969	2,124,044	792,337	330,722	94,862	(59,186)	4,939,352	339,708
Fidelity Series Real Estate Income Fund	219,777	22,055	39,766	11,855	338	632	203,036	20,283
Fidelity Series Select International Small Cap Fund	40,321	137,764	43,075	5,038	4,921	30,147	170,078	11,977
Fidelity Series Short-Term Credit Fund	4,300,715	382,600	756,231	191,772	5,891	(20,259)	3,912,716	391,272
Fidelity Series Small Cap Core Fund	131,822	13,400	32,943	1,216	(1,912)	35,769	146,136	10,529
Fidelity Series Small Cap Discovery Fund	443,862	145,398	116,196	46,569	(8,993)	28,197	492,268	45,623
Fidelity Series Small Cap Opportunities Fund	873,878	178,799	233,964	41,215	77,185	137,578	1,033,476	60,864
Fidelity Series Stock Selector Large Cap Value Fund	2,857,727	1,384,029	712,736	343,361	(404)	78,373	3,606,989	256,178
Fidelity Series Value Discovery Fund	2,919,752	1,237,004	752,022	275,561	(72)	200,632	3,605,294	214,346
	220,761,731	47,693,651	65,801,581	11,402,108	(653,811)	7,609,528	209,533,865

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	128,949,889	128,949,889	-	-

Domestic Equity Funds	34,356,851	34,356,851	-	-

International Equity Funds	30,754,407	30,754,407	-	-

Short-Term Funds	3,912,716	3,912,716	-	-

U.S. Treasury Obligations	558,309	-	558,309	-

Money Market Funds	12,062,309	12,062,309	-	-
Total Investments in Securities:	210,594,481	210,036,172	558,309	-
Derivative Instruments:

Assets
Futures Contracts	103,499	103,499	-	-
Total Assets	103,499	103,499	-	-

Liabilities
Futures Contracts	(177,607)	(177,607)	-	-
Total Liabilities	(177,607)	(177,607)	-	-
Total Derivative Instruments:	(74,108)	(74,108)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	103,499	(396)
Total Equity Risk	103,499	(396)
Interest Rate Risk
Futures Contracts (a)	-	(177,211)
Total Interest Rate Risk	-	(177,211)
Total Value of Derivatives	103,499	(177,607)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® Retirement Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $558,322)	$558,309
Fidelity Central Funds (cost $502,307)	502,307
Other affiliated issuers (cost $194,991,620)	209,533,865

Total Investment in Securities (cost $196,052,249)		$210,594,481
Receivable for investments sold		2,582,978
Receivable for fund shares sold		37,318
Distributions receivable from Fidelity Central Funds		1,255
Total assets		213,216,032
Liabilities
Payable for investments purchased	$2,457,082
Payable for fund shares redeemed	163,174
Accrued management fee	71,004
Distribution and service plan fees payable	34,087
Payable for variation margin on futures contracts	92,468
Total liabilities		2,817,815
Net Assets		$210,398,217
Net Assets consist of:
Paid in capital		$200,960,681
Total accumulated earnings (loss)		9,437,536
Net Assets		$210,398,217

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($74,541,591 ÷ 6,966,250 shares)(a)		$10.70
Maximum offering price per share (100/94.25 of $10.70)		$11.35
Class M :
Net Asset Value and redemption price per share ($36,788,876 ÷ 3,447,491 shares)(a)		$10.67
Maximum offering price per share (100/96.50 of $10.67)		$11.06
Class C :
Net Asset Value and offering price per share ($3,457,732 ÷ 326,708 shares)(a)		$10.58
Class K6 :
Net Asset Value, offering price and redemption price per share ($46,632,690 ÷ 4,344,238 shares)		$10.73
Class I :
Net Asset Value, offering price and redemption price per share ($6,765,590 ÷ 628,669 shares)		$10.76
Class Z :
Net Asset Value, offering price and redemption price per share ($42,211,738 ÷ 3,936,436 shares)		$10.72
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$7,826,290
Interest		25,814
Income from Fidelity Central Funds		17,412
Total income		7,869,516
Expenses
Management fee	$893,982
Distribution and service plan fees	428,884
Independent trustees' fees and expenses	512
Total expenses before reductions	1,323,378
Expense reductions	(459)
Total expenses after reductions		1,322,919
Net Investment income (loss)		6,546,597
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	41
Redemptions in-kind	51,869
Fidelity Central Funds	(3)
Other affiliated issuers	(705,680)
Futures contracts	(259,376)
Capital gain distributions from underlying funds:
Affiliated issuers	3,575,818
Total net realized gain (loss)		2,662,669
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1
Affiliated issuers	7,609,528
Futures contracts	(117,361)
Total change in net unrealized appreciation (depreciation)		7,492,168
Net gain (loss)		10,154,837
Net increase (decrease) in net assets resulting from operations		$16,701,434
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,546,597	$6,664,833
Net realized gain (loss)	2,662,669	1,947,960
Change in net unrealized appreciation (depreciation)	7,492,168	3,052,502
Net increase (decrease) in net assets resulting from operations	16,701,434	11,665,295
Distributions to shareholders	(6,767,776)	(6,681,040)

Share transactions - net increase (decrease)	(21,476,548)	47,688,366
Total increase (decrease) in net assets	(11,542,890)	52,672,621

Net Assets
Beginning of period	221,941,107	169,268,486
End of period	$210,398,217	$221,941,107

Financial Highlights
Fidelity Advisor Freedom® Retirement Fund Class A

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.23	$10.03	$9.76	$10.82	$11.49
Income from Investment Operations
Net investment income (loss) A,B	.31	.29	.27	.32	.24
Net realized and unrealized gain (loss)	.48	.20	.27	(.83)	(.34)
Total from investment operations	.79	.49	.54	(.51)	(.10)
Distributions from net investment income	(.31)	(.29)	(.27)	(.31)	(.23)
Distributions from net realized gain	(.01)	-	-	(.24)	(.34)
Total distributions	(.32)	(.29)	(.27)	(.55)	(.57)
Net asset value, end of period	$10.70	$10.23	$10.03	$9.76	$10.82
Total Return C,D	7.77%	4.96%	5.62%	(4.58)%	(1.04)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.71%	.72%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.71%	.72%	.72%	.72%	.72%
Expenses net of all reductions, if any	.71%	.72%	.72%	.72%	.72%
Net investment income (loss)	2.88%	2.85%	2.77%	3.21%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$74,542	$85,853	$64,657	$64,491	$75,687
Portfolio turnover rate G	22 % H	17% H,I	18%	26%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Retirement Fund Class M

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$10.00	$9.74	$10.79	$11.47
Income from Investment Operations
Net investment income (loss) A,B	.28	.26	.24	.29	.21
Net realized and unrealized gain (loss)	.48	.22	.27	(.81)	(.34)
Total from investment operations	.76	.48	.51	(.52)	(.13)
Distributions from net investment income	(.29)	(.27)	(.25)	(.29)	(.21)
Distributions from net realized gain	(.01)	-	-	(.24)	(.34)
Total distributions	(.30)	(.27)	(.25)	(.53)	(.55)
Net asset value, end of period	$10.67	$10.21	$10.00	$9.74	$10.79
Total Return C,D	7.44%	4.81%	5.27%	(4.72)%	(1.31)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.96%	.97%	.97%	.97%	.97%
Expenses net of fee waivers, if any	.96%	.97%	.97%	.97%	.97%
Expenses net of all reductions, if any	.96%	.97%	.97%	.96%	.97%
Net investment income (loss)	2.63%	2.60%	2.52%	2.96%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$36,789	$37,378	$24,478	$26,651	$31,925
Portfolio turnover rate G	22 % H	17% H,I	18%	26%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Retirement Fund Class C

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$9.92	$9.66	$10.72	$11.43
Income from Investment Operations
Net investment income (loss) A,B	.22	.21	.19	.24	.15
Net realized and unrealized gain (loss)	.47	.21	.27	(.81)	(.33)
Total from investment operations	.69	.42	.46	(.57)	(.18)
Distributions from net investment income	(.24)	(.21)	(.20)	(.25)	(.20)
Distributions from net realized gain	(.01)	-	-	(.24)	(.34)
Total distributions	(.24) C	(.21)	(.20)	(.49)	(.53) C
Net asset value, end of period	$10.58	$10.13	$9.92	$9.66	$10.72
Total Return D,E	6.85%	4.32%	4.77%	(5.27)%	(1.75)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.46%	1.47%	1.47%	1.47%	1.47%
Expenses net of fee waivers, if any	1.46%	1.47%	1.47%	1.47%	1.47%
Expenses net of all reductions, if any	1.46%	1.46%	1.47%	1.47%	1.47%
Net investment income (loss)	2.13%	2.10%	2.02%	2.46%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$3,458	$3,789	$3,901	$4,476	$6,378
Portfolio turnover rate H	22 % I	17% I,J	18%	26%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Retirement Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.27	$10.06	$9.79	$10.85	$11.52
Income from Investment Operations
Net investment income (loss) A,B	.36	.34	.32	.35	.28
Net realized and unrealized gain (loss)	.47	.21	.27	(.82)	(.34)
Total from investment operations	.83	.55	.59	(.47)	(.06)
Distributions from net investment income	(.37)	(.34)	(.32)	(.35)	(.27)
Distributions from net realized gain	(.01)	-	-	(.24)	(.34)
Total distributions	(.37) C	(.34)	(.32)	(.59)	(.61)
Net asset value, end of period	$10.73	$10.27	$10.06	$9.79	$10.85
Total Return D	8.17%	5.55%	6.10%	(4.22)%	(.71)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.24%	.24%	.24%	.36% G	.36% G
Expenses net of fee waivers, if any	.24%	.24%	.24%	.36% G	.36% G
Expenses net of all reductions, if any	.24%	.24%	.24%	.36% G	.36% G
Net investment income (loss)	3.36%	3.32%	3.24%	3.56%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$46,633	$40,175	$14,922	$13,783	$13,984
Portfolio turnover rate H	22 % I	17% I,J	18%	26%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Retirement Fund Class I

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.29	$10.07	$9.81	$10.86	$11.53
Income from Investment Operations
Net investment income (loss) A,B	.33	.32	.30	.34	.27
Net realized and unrealized gain (loss)	.49	.21	.25	(.81)	(.34)
Total from investment operations	.82	.53	.55	(.47)	(.07)
Distributions from net investment income	(.34)	(.31)	(.29)	(.34)	(.26)
Distributions from net realized gain	(.01)	-	-	(.24)	(.34)
Total distributions	(.35)	(.31)	(.29)	(.58)	(.60)
Net asset value, end of period	$10.76	$10.29	$10.07	$9.81	$10.86
Total Return C	7.99%	5.29%	5.75%	(4.22)%	(.80)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.46%	.46% F	.47%	.46% F	.46% F
Expenses net of fee waivers, if any	.46%	.46% F	.47%	.46% F	.46% F
Expenses net of all reductions, if any	.46%	.46% F	.47%	.46% F	.46% F
Net investment income (loss)	3.13%	3.11%	3.02%	3.46%	2.36%
Supplemental Data
Net assets, end of period (000 omitted)	$6,766	$9,739	$42,956	$58,142	$79,536
Portfolio turnover rate G	22 % H	17% H,I	18%	26%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Retirement Fund Class Z

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.26	$10.05	$9.79	$10.85	$11.52
Income from Investment Operations
Net investment income (loss) A,B	.34	.32	.30	.34	.28
Net realized and unrealized gain (loss)	.47	.21	.26	(.81)	(.34)
Total from investment operations	.81	.53	.56	(.47)	(.06)
Distributions from net investment income	(.35)	(.32)	(.30)	(.35)	(.27)
Distributions from net realized gain	(.01)	-	-	(.24)	(.34)
Total distributions	(.35) C	(.32)	(.30)	(.59)	(.61)
Net asset value, end of period	$10.72	$10.26	$10.05	$9.79	$10.85
Total Return D	8.00%	5.38%	5.83%	(4.21)%	(.75)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.41%	.42%	.42%	.42%	.41% G
Expenses net of fee waivers, if any	.41%	.42%	.42%	.42%	.41% G
Expenses net of all reductions, if any	.41%	.42%	.42%	.42%	.41% G
Net investment income (loss)	3.18%	3.15%	3.07%	3.51%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$42,212	$45,007	$18,355	$10,672	$7,064
Portfolio turnover rate H	22 % I	17% I,J	18%	26%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® 2010 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 59.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	3,558,981	35,376,272
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	358,064	2,714,125
Fidelity Series Emerging Markets Debt Fund (b)	126,452	1,058,402
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	29,169	271,852
Fidelity Series Floating Rate High Income Fund (b)	15,385	133,230
Fidelity Series High Income Fund (b)	122,153	1,074,948
Fidelity Series International Credit Fund (b)	38,190	321,558
Fidelity Series International Developed Markets Bond Index Fund (b)	1,099,484	9,312,625
Fidelity Series Investment Grade Bond Fund (b)	6,345,854	64,156,582
Fidelity Series Long-Term Treasury Bond Index Fund (b)	701,154	3,737,149
Fidelity Series Real Estate Income Fund (b)	19,119	191,380
TOTAL BOND FUNDS (Cost $123,794,787)		118,348,123

Domestic Equity Funds - 18.0%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	328,367	4,978,047
Fidelity Advisor Series Growth Opportunities Fund (b)	219,494	3,516,294
Fidelity Series All-Sector Equity Fund (b)	178,173	2,289,519
Fidelity Series Commodity Strategy Fund (b)	29,484	3,307,179
Fidelity Series Intrinsic Opportunities Fund (b)	68,390	731,770
Fidelity Series Large Cap Stock Fund (b)	258,317	6,783,412
Fidelity Series Large Cap Value Index Fund (b)	34,236	636,781
Fidelity Series Opportunistic Insights Fund (b)	174,172	4,255,019
Fidelity Series Small Cap Core Fund (b)	11,725	162,741
Fidelity Series Small Cap Discovery Fund (b)	49,002	528,727
Fidelity Series Small Cap Opportunities Fund (b)	65,189	1,106,912
Fidelity Series Stock Selector Large Cap Value Fund (b)	273,319	3,848,330
Fidelity Series Value Discovery Fund (b)	228,690	3,846,568
TOTAL DOMESTIC EQUITY FUNDS (Cost $24,374,670)		35,991,299

International Equity Funds - 15.8%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	181,419	3,697,316
Fidelity Series Emerging Markets Fund (b)	159,440	2,010,533
Fidelity Series Emerging Markets Opportunities Fund (b)	319,335	8,299,523
Fidelity Series International Growth Fund (b)	275,895	5,167,509
Fidelity Series International Small Cap Fund (b)	110,738	1,935,692
Fidelity Series International Value Fund (b)	327,743	5,178,347
Fidelity Series Overseas Fund (b)	356,409	5,182,193
Fidelity Series Select International Small Cap Fund (b)	11,433	162,352
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $19,704,182)		31,633,465

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $2,526,451)	255,249	2,552,486

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/2/2026 (d)	3.58	20,000	19,998
US Treasury Bills 0% 4/23/2026 (d)	3.63	310,000	309,312
US Treasury Bills 0% 4/30/2026 (d)	3.61	140,000	139,591
US Treasury Bills 0% 5/7/2026 (d)	3.62	20,000	19,926
US Treasury Bills 0% 6/18/2026 (d)	3.66	30,000	29,766
TOTAL U.S. TREASURY OBLIGATIONS (Cost $518,606)			518,593

Money Market Funds - 5.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	490,952	491,050
Fidelity Series Government Money Market Fund (b)(f)	3.73	10,270,301	10,270,301
TOTAL MONEY MARKET FUNDS (Cost $10,761,351)			10,761,351

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $181,680,047)	199,805,317
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(190,318)
NET ASSETS - 100.0%	199,614,999

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	5	6/2026	725,275	2,211

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	68	6/2026	7,713,750	(151,915)
CBOT US Treasury Long Bond Contracts (United States)	13	6/2026	1,476,719	(16,049)

TOTAL INTEREST RATE CONTRACTS				(167,964)

TOTAL LONG				(165,753)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(7)	6/2026	(879,270)	(1,185)
CME E-Mini S&P 500 Index Contracts (United States)	(11)	6/2026	(3,613,913)	88,355

TOTAL SHORT				87,170

TOTAL FUTURES CONTRACTS				(78,583)
The notional amount of long futures as a percentage of Net Assets is 5.0%.
The notional amount of short futures as a percentage of Net Assets is 2.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $518,593.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	891,155	3,685,184	4,085,286	16,855	(4)	1	491,050	490,952	0.0%
Total	891,155	3,685,184	4,085,286	16,855	(4)	1	491,050

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	4,540,793	1,730,765	1,490,109	595,332	12,677	183,921	4,978,047	328,367
Fidelity Advisor Series Growth Opportunities Fund	3,167,079	1,283,677	1,224,847	452,552	261,487	28,898	3,516,294	219,494
Fidelity Advisor Series Small Cap Fund	15,000	-	14,634	-	1,262	(1,628)	-	-
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	33,968,015	8,342,338	6,898,162	1,314,837	(2,500)	31,650	35,376,272	3,558,981
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4,020,119	271,183	1,511,564	144,967	(311,933)	246,320	2,714,125	358,064
Fidelity Series All-Sector Equity Fund	2,015,382	650,879	591,036	176,147	7,033	207,261	2,289,519	178,173
Fidelity Series Canada Fund	1,691,125	1,984,899	508,398	56,742	30,607	499,083	3,697,316	181,419
Fidelity Series Commodity Strategy Fund	424,112	2,640,712	199,850	21,602	8,392	433,813	3,307,179	29,484
Fidelity Series Emerging Markets Debt Fund	1,105,029	109,069	210,457	66,654	(21,171)	75,932	1,058,402	126,452
Fidelity Series Emerging Markets Debt Local Currency Fund	349,950	34,538	133,392	23,729	(6,167)	26,923	271,852	29,169
Fidelity Series Emerging Markets Fund	2,007,762	254,442	892,706	44,860	174,407	466,628	2,010,533	159,440
Fidelity Series Emerging Markets Opportunities Fund	7,975,216	1,453,719	3,604,543	189,008	1,059,487	1,415,644	8,299,523	319,335
Fidelity Series Floating Rate High Income Fund	155,252	19,057	38,213	11,345	(1,545)	(1,321)	133,230	15,385
Fidelity Series Government Money Market Fund	14,513,762	2,401,958	6,645,419	583,914	-	-	10,270,301	10,270,301
Fidelity Series High Income Fund	1,127,437	120,975	206,656	79,329	(3,025)	36,217	1,074,948	122,153
Fidelity Series International Credit Fund	306,318	14,375	274	14,375	31	1,108	321,558	38,190
Fidelity Series International Developed Markets Bond Index Fund	9,972,971	1,231,229	1,747,939	377,462	(77,728)	(65,908)	9,312,625	1,099,484
Fidelity Series International Growth Fund	4,330,360	1,796,348	1,226,923	355,554	310,919	(43,195)	5,167,509	275,895
Fidelity Series International Small Cap Fund	2,793,920	474,219	1,579,842	325,871	291,075	(43,680)	1,935,692	110,738
Fidelity Series International Value Fund	4,800,094	1,356,418	1,742,732	458,837	628,055	136,512	5,178,347	327,743
Fidelity Series Intrinsic Opportunities Fund	771,865	150,502	217,785	81,273	(7,073)	34,261	731,770	68,390
Fidelity Series Investment Grade Bond Fund	75,114,862	7,997,373	19,358,141	3,084,800	(628,294)	1,030,782	64,156,582	6,345,854
Fidelity Series Large Cap Stock Fund	6,148,614	1,696,908	2,036,586	616,596	519,815	454,661	6,783,412	258,317
Fidelity Series Large Cap Value Index Fund	607,216	108,793	148,316	21,379	22,364	46,724	636,781	34,236
Fidelity Series Long-Term Treasury Bond Index Fund	7,105,933	711,158	3,899,230	236,716	(1,268,316)	1,087,604	3,737,149	701,154
Fidelity Series Opportunistic Insights Fund	3,900,352	1,422,360	1,325,894	581,465	282,845	(24,644)	4,255,019	174,172
Fidelity Series Overseas Fund	4,490,181	1,647,461	1,053,509	373,516	252,627	(154,567)	5,182,193	356,409
Fidelity Series Real Estate Income Fund	209,674	19,026	38,266	11,311	328	618	191,380	19,119
Fidelity Series Select International Small Cap Fund	38,271	153,509	64,220	4,787	5,853	28,939	162,352	11,433
Fidelity Series Short-Term Credit Fund	2,928,452	250,571	617,528	128,313	5,435	(14,444)	2,552,486	255,249
Fidelity Series Small Cap Core Fund	168,754	6,826	55,470	1,387	(554)	43,185	162,741	11,725
Fidelity Series Small Cap Discovery Fund	566,055	90,535	157,438	54,073	(5,894)	35,469	528,727	49,002
Fidelity Series Small Cap Opportunities Fund	1,105,603	134,454	398,229	48,633	147,902	117,182	1,106,912	65,189
Fidelity Series Stock Selector Large Cap Value Fund	3,591,736	1,056,057	929,469	386,045	11,074	118,932	3,848,330	273,319
Fidelity Series Value Discovery Fund	3,694,253	920,058	1,028,480	309,931	75,894	184,843	3,846,568	228,690
	209,721,517	42,536,391	61,796,257	11,233,342	1,775,369	6,623,723	198,795,674

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	118,348,123	118,348,123	-	-

Domestic Equity Funds	35,991,299	35,991,299	-	-

International Equity Funds	31,633,465	31,633,465	-	-

Short-Term Funds	2,552,486	2,552,486	-	-

U.S. Treasury Obligations	518,593	-	518,593	-

Money Market Funds	10,761,351	10,761,351	-	-
Total Investments in Securities:	199,805,317	199,286,724	518,593	-
Derivative Instruments:

Assets
Futures Contracts	90,566	90,566	-	-
Total Assets	90,566	90,566	-	-

Liabilities
Futures Contracts	(169,149)	(169,149)	-	-
Total Liabilities	(169,149)	(169,149)	-	-
Total Derivative Instruments:	(78,583)	(78,583)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	90,566	(1,185)
Total Equity Risk	90,566	(1,185)
Interest Rate Risk
Futures Contracts (a)	-	(167,964)
Total Interest Rate Risk	-	(167,964)
Total Value of Derivatives	90,566	(169,149)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2010 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $518,606)	$518,593
Fidelity Central Funds (cost $491,050)	491,050
Other affiliated issuers (cost $180,670,391)	198,795,674

Total Investment in Securities (cost $181,680,047)		$199,805,317
Receivable for investments sold		2,978,718
Receivable for fund shares sold		147,213
Distributions receivable from Fidelity Central Funds		1,192
Total assets		202,932,440
Liabilities
Payable for investments purchased	$1,926,572
Payable for fund shares redeemed	1,199,343
Accrued management fee	70,194
Distribution and service plan fees payable	33,023
Payable for variation margin on futures contracts	88,309
Total liabilities		3,317,441
Net Assets		$199,614,999
Net Assets consist of:
Paid in capital		$179,356,750
Total accumulated earnings (loss)		20,258,249
Net Assets		$199,614,999

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($82,001,260 ÷ 7,302,329 shares)(a)		$11.23
Maximum offering price per share (100/94.25 of $11.23)		$11.92
Class M :
Net Asset Value and redemption price per share ($35,360,316 ÷ 3,171,426 shares)(a)		$11.15
Maximum offering price per share (100/96.50 of $11.15)		$11.55
Class C :
Net Asset Value and offering price per share ($998,373 ÷ 89,607 shares)(a)		$11.14
Class K6 :
Net Asset Value, offering price and redemption price per share ($33,311,148 ÷ 2,973,219 shares)		$11.20
Class I :
Net Asset Value, offering price and redemption price per share ($16,519,059 ÷ 1,458,484 shares)		$11.33
Class Z :
Net Asset Value, offering price and redemption price per share ($31,424,843 ÷ 2,818,253 shares)		$11.15
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$7,203,080
Interest		23,994
Income from Fidelity Central Funds		16,855
Total income		7,243,929
Expenses
Management fee	$875,528
Distribution and service plan fees	410,480
Independent trustees' fees and expenses	489
Total expenses before reductions	1,286,497
Expense reductions	(419)
Total expenses after reductions		1,286,078
Net Investment income (loss)		5,957,851
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	45
Redemptions in-kind	31,495
Fidelity Central Funds	(4)
Other affiliated issuers	1,743,874
Futures contracts	(228,112)
Capital gain distributions from underlying funds:
Affiliated issuers	4,030,262
Total net realized gain (loss)		5,577,560
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1)
Fidelity Central Funds	1
Other affiliated issuers	6,623,723
Futures contracts	(120,278)
Total change in net unrealized appreciation (depreciation)		6,503,445
Net gain (loss)		12,081,005
Net increase (decrease) in net assets resulting from operations		$18,038,856
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,957,851	$6,090,531
Net realized gain (loss)	5,577,560	4,282,547
Change in net unrealized appreciation (depreciation)	6,503,445	1,268,244
Net increase (decrease) in net assets resulting from operations	18,038,856	11,641,322
Distributions to shareholders	(10,244,175)	(5,993,332)

Share transactions - net increase (decrease)	(19,020,166)	(40,177,655)
Total increase (decrease) in net assets	(11,225,485)	(34,529,665)

Net Assets
Beginning of period	210,840,484	245,370,149
End of period	$199,614,999	$210,840,484

Financial Highlights
Fidelity Advisor Freedom® 2010 Fund Class A

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.84	$10.60	$10.14	$11.46	$12.53
Income from Investment Operations
Net investment income (loss) A,B	.31	.28	.26	.31	.25
Net realized and unrealized gain (loss)	.63	.25	.46	(.94)	(.26)
Total from investment operations	.94	.53	.72	(.63)	(.01)
Distributions from net investment income	(.33)	(.29)	(.26)	(.30)	(.26)
Distributions from net realized gain	(.22)	- C	-	(.39)	(.80)
Total distributions	(.55)	(.29)	(.26)	(.69)	(1.06)
Net asset value, end of period	$11.23	$10.84	$10.60	$10.14	$11.46
Total Return D,E	8.82%	5.10%	7.14%	(5.41)%	(.41)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.71%	.72%	.73%	.74%	.75%
Expenses net of fee waivers, if any	.71%	.72%	.73%	.74%	.75%
Expenses net of all reductions, if any	.71%	.72%	.73%	.74%	.75%
Net investment income (loss)	2.75%	2.60%	2.57%	3.03%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$82,001	$81,484	$98,696	$107,179	$137,046
Portfolio turnover rate H	20 % I	16% I	14%	20%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2010 Fund Class M

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.77	$10.53	$10.08	$11.39	$12.46
Income from Investment Operations
Net investment income (loss) A,B	.28	.25	.23	.28	.22
Net realized and unrealized gain (loss)	.62	.26	.45	(.93)	(.26)
Total from investment operations	.90	.51	.68	(.65)	(.04)
Distributions from net investment income	(.30)	(.27)	(.23)	(.28)	(.24)
Distributions from net realized gain	(.22)	- C	-	(.39)	(.80)
Total distributions	(.52)	(.27)	(.23)	(.66) D	(1.03) D
Net asset value, end of period	$11.15	$10.77	$10.53	$10.08	$11.39
Total Return E,F	8.50%	4.90%	6.80%	(5.59)%	(.63)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.96%	.97%	.98%	.99%	1.00%
Expenses net of fee waivers, if any	.96%	.97%	.98%	.99%	1.00%
Expenses net of all reductions, if any	.96%	.97%	.98%	.99%	1.00%
Net investment income (loss)	2.50%	2.35%	2.32%	2.78%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$35,360	$41,009	$45,036	$48,094	$60,633
Portfolio turnover rate I	20 % J	16% J	14%	20%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2010 Fund Class C

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.76	$10.52	$10.05	$11.34	$12.42
Income from Investment Operations
Net investment income (loss) A,B	.22	.20	.18	.23	.16
Net realized and unrealized gain (loss)	.63	.26	.45	(.93)	(.27)
Total from investment operations	.85	.46	.63	(.70)	(.11)
Distributions from net investment income	(.25)	(.22)	(.16)	(.21)	(.18)
Distributions from net realized gain	(.22)	- C	-	(.38)	(.80)
Total distributions	(.47)	(.22)	(.16)	(.59)	(.97) D
Net asset value, end of period	$11.14	$10.76	$10.52	$10.05	$11.34
Total Return E,F	7.94%	4.38%	6.28%	(6.09)%	(1.19)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.46%	1.47%	1.48%	1.49%	1.50%
Expenses net of fee waivers, if any	1.46%	1.47%	1.48%	1.49%	1.50%
Expenses net of all reductions, if any	1.46%	1.47%	1.48%	1.49%	1.50%
Net investment income (loss)	2.00%	1.85%	1.82%	2.28%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$998	$1,127	$1,255	$2,196	$4,335
Portfolio turnover rate I	20 % J	16% J	14%	20%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2010 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.82	$10.59	$10.13	$11.45	$12.54
Income from Investment Operations
Net investment income (loss) A,B	.36	.33	.31	.35	.30
Net realized and unrealized gain (loss)	.63	.25	.46	(.94)	(.27)
Total from investment operations	.99	.58	.77	(.59)	.03
Distributions from net investment income	(.39)	(.35)	(.31)	(.34)	(.32)
Distributions from net realized gain	(.22)	- C	-	(.39)	(.80)
Total distributions	(.61)	(.35)	(.31)	(.73)	(1.12)
Net asset value, end of period	$11.20	$10.82	$10.59	$10.13	$11.45
Total Return D	9.27%	5.60%	7.67%	(4.99)%	(.10)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.24%	.25%	.25% G	.38%	.38%
Expenses net of fee waivers, if any	.24%	.25%	.25% G	.38%	.38%
Expenses net of all reductions, if any	.24%	.25%	.25% G	.38%	.38%
Net investment income (loss)	3.22%	3.07%	3.05%	3.40%	2.43%
Supplemental Data
Net assets, end of period (000 omitted)	$33,311	$31,772	$23,344	$20,994	$20,054
Portfolio turnover rate H	20 % I	16% I	14%	20%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2010 Fund Class I

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.93	$10.66	$10.18	$11.50	$12.58
Income from Investment Operations
Net investment income (loss) A,B	.34	.31	.29	.34	.29
Net realized and unrealized gain (loss)	.64	.25	.46	(.94)	(.28)
Total from investment operations	.98	.56	.75	(.60)	.01
Distributions from net investment income	(.36)	(.29)	(.27)	(.33)	(.30)
Distributions from net realized gain	(.22)	- C	-	(.39)	(.80)
Total distributions	(.58)	(.29)	(.27)	(.72)	(1.09) D
Net asset value, end of period	$11.33	$10.93	$10.66	$10.18	$11.50
Total Return E	9.11%	5.33%	7.47%	(5.13)%	(.21)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.46%	.47%	.48%	.49%	.50%
Expenses net of fee waivers, if any	.46%	.47%	.48%	.49%	.50%
Expenses net of all reductions, if any	.46%	.47%	.48%	.49%	.50%
Net investment income (loss)	3.00%	2.85%	2.82%	3.28%	2.31%
Supplemental Data
Net assets, end of period (000 omitted)	$16,519	$18,362	$50,544	$81,490	$103,754
Portfolio turnover rate H	20 % I	16% I	14%	20%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2010 Fund Class Z

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.77	$10.55	$10.10	$11.42	$12.51
Income from Investment Operations
Net investment income (loss) A,B	.34	.31	.29	.34	.29
Net realized and unrealized gain (loss)	.63	.25	.46	(.93)	(.27)
Total from investment operations	.97	.56	.75	(.59)	.02
Distributions from net investment income	(.37)	(.34)	(.30)	(.34)	(.31)
Distributions from net realized gain	(.22)	- C	-	(.39)	(.80)
Total distributions	(.59)	(.34)	(.30)	(.73)	(1.11)
Net asset value, end of period	$11.15	$10.77	$10.55	$10.10	$11.42
Total Return D	9.13%	5.38%	7.53%	(5.07)%	(.20)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.41%	.42%	.43%	.43% G	.44%
Expenses net of fee waivers, if any	.41%	.42%	.43%	.43% G	.44%
Expenses net of all reductions, if any	.41%	.42%	.43%	.43% G	.44%
Net investment income (loss)	3.05%	2.90%	2.87%	3.34%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$31,425	$37,086	$26,495	$9,500	$8,545
Portfolio turnover rate H	20 % I	16% I	14%	20%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2015 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 54.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	4,792,562	47,638,065
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	2,112,254	16,010,884
Fidelity Series Emerging Markets Debt Fund (b)	252,292	2,111,687
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	59,851	557,810
Fidelity Series Floating Rate High Income Fund (b)	33,045	286,171
Fidelity Series High Income Fund (b)	245,433	2,159,810
Fidelity Series International Credit Fund (b)	90,650	763,269
Fidelity Series International Developed Markets Bond Index Fund (b)	2,241,683	18,987,053
Fidelity Series Investment Grade Bond Fund (b)	12,179,737	123,137,144
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,676,636	8,936,470
Fidelity Series Real Estate Income Fund (b)	36,160	361,967
TOTAL BOND FUNDS (Cost $233,495,396)		220,950,330

Domestic Equity Funds - 22.1%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	839,940	12,733,495
Fidelity Advisor Series Growth Opportunities Fund (b)	561,375	8,993,221
Fidelity Series All-Sector Equity Fund (b)	455,546	5,853,761
Fidelity Series Commodity Strategy Fund (b)	57,467	6,446,105
Fidelity Series Intrinsic Opportunities Fund (b)	174,710	1,869,394
Fidelity Series Large Cap Stock Fund (b)	660,625	17,348,015
Fidelity Series Large Cap Value Index Fund (b)	87,538	1,628,215
Fidelity Series Opportunistic Insights Fund (b)	445,471	10,882,867
Fidelity Series Small Cap Core Fund (b)	30,709	426,239
Fidelity Series Small Cap Discovery Fund (b)	125,162	1,350,496
Fidelity Series Small Cap Opportunities Fund (b)	166,654	2,829,785
Fidelity Series Stock Selector Large Cap Value Fund (b)	698,893	9,840,416
Fidelity Series Value Discovery Fund (b)	584,794	9,836,227
TOTAL DOMESTIC EQUITY FUNDS (Cost $57,992,752)		90,038,236

International Equity Funds - 18.6%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	415,946	8,476,971
Fidelity Series Emerging Markets Fund (b)	378,867	4,777,519
Fidelity Series Emerging Markets Opportunities Fund (b)	759,419	19,737,312
Fidelity Series International Growth Fund (b)	681,596	12,766,294
Fidelity Series International Small Cap Fund (b)	225,518	3,942,047
Fidelity Series International Value Fund (b)	809,704	12,793,323
Fidelity Series Overseas Fund (b)	880,539	12,803,043
Fidelity Series Select International Small Cap Fund (b)	23,141	328,597
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $44,431,563)		75,625,106

Short-Term Funds - 0.7%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $2,957,969)	299,230	2,992,302

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/2/2026 (d)	3.58	60,000	59,994
US Treasury Bills 0% 4/23/2026 (d)	3.63	590,000	588,691
US Treasury Bills 0% 4/30/2026 (d)	3.61	310,000	309,094
US Treasury Bills 0% 5/7/2026 (d)	3.62	50,000	49,818
US Treasury Bills 0% 6/18/2026 (d)	3.66	20,000	19,844
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,027,468)			1,027,441

Money Market Funds - 4.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	1,028,843	1,029,049
Fidelity Series Government Money Market Fund (b)(f)	3.73	15,901,045	15,901,045
TOTAL MONEY MARKET FUNDS (Cost $16,930,094)			16,930,094

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $356,835,242)	407,563,509
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(389,739)
NET ASSETS - 100.0%	407,173,770

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	10	6/2026	1,450,550	3,197

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	138	6/2026	15,654,375	(304,267)
CBOT US Treasury Long Bond Contracts (United States)	27	6/2026	3,067,031	(35,724)

TOTAL INTEREST RATE CONTRACTS				(339,991)

TOTAL LONG				(336,794)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(17)	6/2026	(2,135,370)	(5,929)
CME E-Mini S&P 500 Index Contracts (United States)	(22)	6/2026	(7,227,825)	168,857

TOTAL SHORT				162,928

TOTAL FUTURES CONTRACTS				(173,866)
The notional amount of long futures as a percentage of Net Assets is 5.0%.
The notional amount of short futures as a percentage of Net Assets is 2.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,027,441.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,853,928	8,558,782	9,383,660	32,700	(1)	-	1,029,049	1,028,843	0.0%
Total	1,853,928	8,558,782	9,383,660	32,700	(1)	-	1,029,049

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	12,757,923	3,465,328	4,175,234	1,607,956	119,652	565,826	12,733,495	839,940
Fidelity Advisor Series Growth Opportunities Fund	8,900,414	2,728,752	3,566,975	1,222,433	916,295	14,735	8,993,221	561,375
Fidelity Advisor Series Small Cap Fund	42,824	-	41,780	-	2,706	(3,750)	-	-
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	45,263,132	11,740,051	9,309,556	1,744,903	(17,580)	73,314	47,638,065	4,792,562
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	19,542,281	1,020,491	4,176,362	765,673	(1,125,474)	749,948	16,010,884	2,112,254
Fidelity Series All-Sector Equity Fund	5,666,757	1,248,898	1,718,067	469,063	62,448	593,725	5,853,761	455,546
Fidelity Series Canada Fund	4,687,088	3,735,634	1,329,811	138,336	125,330	1,258,730	8,476,971	415,946
Fidelity Series Commodity Strategy Fund	866,005	5,102,993	383,711	41,731	8,004	852,814	6,446,105	57,467
Fidelity Series Emerging Markets Debt Fund	2,247,940	167,664	414,079	133,717	(52,983)	163,145	2,111,687	252,292
Fidelity Series Emerging Markets Debt Local Currency Fund	711,128	60,311	254,672	51,594	(5,224)	46,267	557,810	59,851
Fidelity Series Emerging Markets Fund	5,004,407	373,897	2,218,940	111,724	476,945	1,141,210	4,777,519	378,867
Fidelity Series Emerging Markets Opportunities Fund	20,030,020	2,520,524	9,025,689	469,673	3,212,518	2,999,939	19,737,312	759,419
Fidelity Series Floating Rate High Income Fund	337,009	30,544	75,186	24,373	(2,161)	(4,035)	286,171	33,045
Fidelity Series Government Money Market Fund	19,670,516	4,611,185	8,380,656	829,380	-	-	15,901,045	15,901,045
Fidelity Series High Income Fund	2,305,572	193,486	406,632	160,143	(11,133)	78,517	2,159,810	245,433
Fidelity Series International Credit Fund	727,189	34,124	749	34,125	86	2,619	763,269	90,650
Fidelity Series International Developed Markets Bond Index Fund	20,329,149	2,456,186	3,505,882	768,734	(244,526)	(47,874)	18,987,053	2,241,683
Fidelity Series International Growth Fund	11,951,496	3,270,074	3,258,396	954,445	1,106,860	(303,740)	12,766,294	681,596
Fidelity Series International Small Cap Fund	5,824,465	803,943	3,181,206	667,462	907,590	(412,745)	3,942,047	225,518
Fidelity Series International Value Fund	13,395,555	2,277,214	4,996,971	1,230,636	2,054,366	63,159	12,793,323	809,704
Fidelity Series Intrinsic Opportunities Fund	2,167,403	295,048	677,202	224,011	(13,730)	97,875	1,869,394	174,710
Fidelity Series Investment Grade Bond Fund	137,907,870	14,658,087	30,095,126	5,716,728	(1,146,869)	1,813,182	123,137,144	12,179,737
Fidelity Series Large Cap Stock Fund	17,272,983	2,988,205	5,715,349	1,698,667	1,816,265	985,911	17,348,015	660,625
Fidelity Series Large Cap Value Index Fund	1,697,698	194,154	458,706	57,571	131,924	63,145	1,628,215	87,538
Fidelity Series Long-Term Treasury Bond Index Fund	15,667,608	1,434,446	7,755,863	526,533	(2,400,349)	1,990,628	8,936,470	1,676,636
Fidelity Series Opportunistic Insights Fund	10,959,670	2,835,246	3,745,031	1,566,757	1,258,515	(425,533)	10,882,867	445,471
Fidelity Series Overseas Fund	12,437,755	2,773,538	2,732,668	1,006,146	811,076	(486,658)	12,803,043	880,539
Fidelity Series Real Estate Income Fund	407,596	27,742	75,288	21,545	747	1,170	361,967	36,160
Fidelity Series Select International Small Cap Fund	78,310	247,113	63,380	9,875	7,439	59,115	328,597	23,141
Fidelity Series Short-Term Credit Fund	3,614,759	222,258	834,621	153,933	10,137	(20,231)	2,992,302	299,230
Fidelity Series Small Cap Core Fund	473,820	7,938	174,963	3,739	5,140	114,304	426,239	30,709
Fidelity Series Small Cap Discovery Fund	1,580,265	176,444	498,041	146,972	(4,595)	96,423	1,350,496	125,162
Fidelity Series Small Cap Opportunities Fund	3,104,614	239,181	1,257,396	132,870	717,187	26,199	2,829,785	166,654
Fidelity Series Stock Selector Large Cap Value Fund	10,093,057	2,034,107	2,702,555	1,030,187	188,867	226,940	9,840,416	698,893
Fidelity Series Value Discovery Fund	10,373,736	1,658,451	2,959,450	825,251	550,064	213,426	9,836,227	584,794
	428,098,014	75,633,257	120,166,193	24,546,886	9,465,537	12,587,700	405,507,019

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	220,950,330	220,950,330	-	-

Domestic Equity Funds	90,038,236	90,038,236	-	-

International Equity Funds	75,625,106	75,625,106	-	-

Short-Term Funds	2,992,302	2,992,302	-	-

U.S. Treasury Obligations	1,027,441	-	1,027,441	-

Money Market Funds	16,930,094	16,930,094	-	-
Total Investments in Securities:	407,563,509	406,536,068	1,027,441	-
Derivative Instruments:

Assets
Futures Contracts	172,054	172,054	-	-
Total Assets	172,054	172,054	-	-

Liabilities
Futures Contracts	(345,920)	(345,920)	-	-
Total Liabilities	(345,920)	(345,920)	-	-
Total Derivative Instruments:	(173,866)	(173,866)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	172,054	(5,929)
Total Equity Risk	172,054	(5,929)
Interest Rate Risk
Futures Contracts (a)	-	(339,991)
Total Interest Rate Risk	-	(339,991)
Total Value of Derivatives	172,054	(345,920)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2015 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,027,468)	$1,027,441
Fidelity Central Funds (cost $1,029,049)	1,029,049
Other affiliated issuers (cost $354,778,725)	405,507,019

Total Investment in Securities (cost $356,835,242)		$407,563,509
Receivable for investments sold		4,330,312
Receivable for fund shares sold		82,204
Distributions receivable from Fidelity Central Funds		2,507
Total assets		411,978,532
Liabilities
Payable for investments purchased	$4,165,291
Payable for fund shares redeemed	247,232
Accrued management fee	155,326
Distribution and service plan fees payable	66,119
Payable for variation margin on futures contracts	170,794
Total liabilities		4,804,762
Net Assets		$407,173,770
Net Assets consist of:
Paid in capital		$347,659,037
Total accumulated earnings (loss)		59,514,733
Net Assets		$407,173,770

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($178,731,733 ÷ 16,262,773 shares)(a)		$10.99
Maximum offering price per share (100/94.25 of $10.99)		$11.66
Class M :
Net Asset Value and redemption price per share ($57,540,890 ÷ 5,257,781 shares)(a)		$10.94
Maximum offering price per share (100/96.50 of $10.94)		$11.34
Class C :
Net Asset Value and offering price per share ($5,157,236 ÷ 475,049 shares)(a)		$10.86
Class K6 :
Net Asset Value, offering price and redemption price per share ($61,891,053 ÷ 5,603,415 shares)		$11.05
Class I :
Net Asset Value, offering price and redemption price per share ($20,860,869 ÷ 1,860,575 shares)		$11.21
Class Z :
Net Asset Value, offering price and redemption price per share ($82,991,989 ÷ 7,564,018 shares)		$10.97
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$13,834,815
Interest		48,649
Income from Fidelity Central Funds		32,700
Total income		13,916,164
Expenses
Management fee	$1,944,056
Distribution and service plan fees	822,894
Independent trustees' fees and expenses	999
Total expenses before reductions	2,767,949
Expense reductions	(242)
Total expenses after reductions		2,767,707
Net Investment income (loss)		11,148,457
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	63
Redemptions in-kind	86,922
Fidelity Central Funds	(1)
Other affiliated issuers	9,378,615
Futures contracts	(481,765)
Capital gain distributions from underlying funds:
Affiliated issuers	10,712,071
Total net realized gain (loss)		19,695,905
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(2)
Affiliated issuers	12,587,700
Futures contracts	(269,724)
Total change in net unrealized appreciation (depreciation)		12,317,974
Net gain (loss)		32,013,879
Net increase (decrease) in net assets resulting from operations		$43,162,336
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,148,457	$11,603,230
Net realized gain (loss)	19,695,905	16,080,584
Change in net unrealized appreciation (depreciation)	12,317,974	(3,656,951)
Net increase (decrease) in net assets resulting from operations	43,162,336	24,026,863
Distributions to shareholders	(28,736,167)	(18,407,562)

Share transactions - net increase (decrease)	(37,614,085)	(68,069,628)
Total increase (decrease) in net assets	(23,187,916)	(62,450,327)

Net Assets
Beginning of period	430,361,686	492,812,013
End of period	$407,173,770	$430,361,686

Financial Highlights
Fidelity Advisor Freedom® 2015 Fund Class A

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.66	$10.56	$9.92	$11.40	$12.59
Income from Investment Operations
Net investment income (loss) A,B	.28	.26	.24	.29	.25
Net realized and unrealized gain (loss)	.80	.26	.64	(1.00)	(.21)
Total from investment operations	1.08	.52	.88	(.71)	.04
Distributions from net investment income	(.30)	(.27)	(.24)	(.28)	(.26)
Distributions from net realized gain	(.45)	(.15)	(.01)	(.49)	(.97)
Total distributions	(.75)	(.42)	(.24) C	(.77)	(1.23)
Net asset value, end of period	$10.99	$10.66	$10.56	$9.92	$11.40
Total Return D,E	10.36%	5.07%	8.99%	(6.14)%	(.08)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75%	.77%	.78%	.78%	.79%
Expenses net of fee waivers, if any	.75%	.77%	.78%	.78%	.79%
Expenses net of all reductions, if any	.75%	.77%	.78%	.78%	.79%
Net investment income (loss)	2.51%	2.40%	2.35%	2.86%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$178,732	$188,624	$222,185	$251,605	$315,460
Portfolio turnover rate H	18 % I	17% I	13%	20%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2015 Fund Class M

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.61	$10.51	$9.88	$11.35	$12.55
Income from Investment Operations
Net investment income (loss) A,B	.25	.23	.21	.26	.22
Net realized and unrealized gain (loss)	.80	.26	.64	(.99)	(.21)
Total from investment operations	1.05	.49	.85	(.73)	.01
Distributions from net investment income	(.27)	(.24)	(.21)	(.26)	(.24)
Distributions from net realized gain	(.45)	(.15)	(.01)	(.48)	(.97)
Total distributions	(.72)	(.39)	(.22)	(.74)	(1.21)
Net asset value, end of period	$10.94	$10.61	$10.51	$9.88	$11.35
Total Return C,D	10.11%	4.79%	8.62%	(6.31)%	(.35)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.00%	1.01% G	1.03%	1.03%	1.04%
Expenses net of fee waivers, if any	1.00%	1.01% G	1.03%	1.03%	1.04%
Expenses net of all reductions, if any	1.00%	1.01% G	1.03%	1.03%	1.04%
Net investment income (loss)	2.26%	2.15%	2.10%	2.61%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$57,541	$61,994	$72,185	$83,161	$107,957
Portfolio turnover rate H	18 % I	17% I	13%	20%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2015 Fund Class C

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.52	$10.42	$9.80	$11.28	$12.46
Income from Investment Operations
Net investment income (loss) A,B	.19	.17	.16	.21	.16
Net realized and unrealized gain (loss)	.80	.27	.63	(.99)	(.20)
Total from investment operations	.99	.44	.79	(.78)	(.04)
Distributions from net investment income	(.21)	(.18)	(.16)	(.22)	(.17)
Distributions from net realized gain	(.45)	(.15)	(.01)	(.48)	(.97)
Total distributions	(.65) C	(.34) C	(.17)	(.70)	(1.14)
Net asset value, end of period	$10.86	$10.52	$10.42	$9.80	$11.28
Total Return D,E	9.65%	4.28%	8.05%	(6.83)%	(.74)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.50%	1.51% H	1.53%	1.53%	1.54%
Expenses net of fee waivers, if any	1.50%	1.51% H	1.53%	1.53%	1.54%
Expenses net of all reductions, if any	1.50%	1.51% H	1.53%	1.53%	1.54%
Net investment income (loss)	1.76%	1.65%	1.60%	2.11%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$5,157	$6,133	$7,598	$9,463	$12,554
Portfolio turnover rate I	18 % J	17% J	13%	20%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2015 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.71	$10.61	$9.98	$11.46	$12.66
Income from Investment Operations
Net investment income (loss) A,B	.33	.31	.29	.33	.30
Net realized and unrealized gain (loss)	.82	.28	.64	(1.00)	(.21)
Total from investment operations	1.15	.59	.93	(.67)	.09
Distributions from net investment income	(.36)	(.33)	(.29)	(.33)	(.32)
Distributions from net realized gain	(.45)	(.15)	(.01)	(.49)	(.97)
Total distributions	(.81)	(.49) C	(.30)	(.81) C	(1.29)
Net asset value, end of period	$11.05	$10.71	$10.61	$9.98	$11.46
Total Return D	10.97%	5.67%	9.39%	(5.68)%	.31%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.26%	.26%	.27%	.40%	.40%
Expenses net of fee waivers, if any	.26%	.26%	.27%	.40%	.40%
Expenses net of all reductions, if any	.26%	.26%	.27%	.40%	.40%
Net investment income (loss)	3.00%	2.90%	2.85%	3.25%	2.42%
Supplemental Data
Net assets, end of period (000 omitted)	$61,891	$58,241	$35,352	$32,531	$34,218
Portfolio turnover rate G	18 % H	17% H	13%	20%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2015 Fund Class I

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.86	$10.69	$10.04	$11.52	$12.71
Income from Investment Operations
Net investment income (loss) A,B	.31	.29	.26	.31	.29
Net realized and unrealized gain (loss)	.82	.27	.65	(1.00)	(.22)
Total from investment operations	1.13	.56	.91	(.69)	.07
Distributions from net investment income	(.33)	(.24)	(.25)	(.31)	(.29)
Distributions from net realized gain	(.45)	(.15)	(.01)	(.49)	(.97)
Total distributions	(.78)	(.39)	(.26)	(.79) C	(1.26)
Net asset value, end of period	$11.21	$10.86	$10.69	$10.04	$11.52
Total Return D	10.62%	5.36%	9.12%	(5.84)%	.20%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.50%	.51% G	.53%	.53%	.54%
Expenses net of fee waivers, if any	.50%	.51% G	.53%	.53%	.54%
Expenses net of all reductions, if any	.50%	.51% G	.53%	.53%	.54%
Net investment income (loss)	2.76%	2.65%	2.60%	3.11%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$20,861	$22,449	$92,177	$158,411	$222,906
Portfolio turnover rate H	18 % I	17% I	13%	20%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2015 Fund Class Z

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.64	$10.55	$9.94	$11.42	$12.62
Income from Investment Operations
Net investment income (loss) A,B	.31	.29	.27	.32	.29
Net realized and unrealized gain (loss)	.80	.27	.63	(1.00)	(.21)
Total from investment operations	1.11	.56	.90	(.68)	.08
Distributions from net investment income	(.34)	(.31)	(.28)	(.32)	(.31)
Distributions from net realized gain	(.45)	(.15)	(.01)	(.49)	(.97)
Total distributions	(.78) C	(.47) C	(.29)	(.80) C	(1.28)
Net asset value, end of period	$10.97	$10.64	$10.55	$9.94	$11.42
Total Return D	10.73%	5.42%	9.16%	(5.79)%	.25%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45%	.46% G	.46%	.47%	.48%
Expenses net of fee waivers, if any	.45%	.46% G	.46%	.47%	.48%
Expenses net of all reductions, if any	.45%	.46% G	.46%	.47%	.48%
Net investment income (loss)	2.81%	2.71%	2.66%	3.17%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$82,992	$92,920	$63,314	$25,616	$24,200
Portfolio turnover rate H	18 % I	17% I	13%	20%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2020 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 49.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	6,463,711	64,249,286
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	8,917,170	67,592,150
Fidelity Series Emerging Markets Debt Fund (b)	617,126	5,165,345
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	153,820	1,433,604
Fidelity Series Floating Rate High Income Fund (b)	97,849	847,369
Fidelity Series High Income Fund (b)	617,457	5,433,622
Fidelity Series International Credit Fund (b)	194,481	1,637,526
Fidelity Series International Developed Markets Bond Index Fund (b)	5,763,480	48,816,672
Fidelity Series Investment Grade Bond Fund (b)	28,551,637	288,657,052
Fidelity Series Long-Term Treasury Bond Index Fund (b)	4,828,348	25,735,096
Fidelity Series Real Estate Income Fund (b)	96,648	967,444
TOTAL BOND FUNDS (Cost $556,083,045)		510,535,166

Domestic Equity Funds - 26.6%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	2,635,770	39,958,273
Fidelity Advisor Series Growth Opportunities Fund (b)	1,761,578	28,220,473
Fidelity Series All-Sector Equity Fund (b)	1,429,226	18,365,550
Fidelity Series Commodity Strategy Fund (b)	127,674	14,321,217
Fidelity Series Intrinsic Opportunities Fund (b)	548,031	5,863,936
Fidelity Series Large Cap Stock Fund (b)	2,072,739	54,430,126
Fidelity Series Large Cap Value Index Fund (b)	274,648	5,108,447
Fidelity Series Opportunistic Insights Fund (b)	1,397,790	34,148,016
Fidelity Series Small Cap Core Fund (b)	97,806	1,357,542
Fidelity Series Small Cap Discovery Fund (b)	395,378	4,266,124
Fidelity Series Small Cap Opportunities Fund (b)	522,905	8,878,926
Fidelity Series Stock Selector Large Cap Value Fund (b)	2,192,813	30,874,810
Fidelity Series Value Discovery Fund (b)	1,834,851	30,862,191
TOTAL DOMESTIC EQUITY FUNDS (Cost $174,111,265)		276,655,631

International Equity Funds - 21.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	1,217,925	24,821,319
Fidelity Series Emerging Markets Fund (b)	1,125,108	14,187,613
Fidelity Series Emerging Markets Opportunities Fund (b)	2,254,082	58,583,598
Fidelity Series International Growth Fund (b)	2,084,238	39,037,775
Fidelity Series International Small Cap Fund (b)	574,379	10,040,137
Fidelity Series International Value Fund (b)	2,476,134	39,122,912
Fidelity Series Overseas Fund (b)	2,692,778	39,152,990
Fidelity Series Select International Small Cap Fund (b)	59,262	841,524
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $130,948,823)		225,787,868

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $1,667,243)	169,917	1,699,167

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/2/2026 (d)	3.58	110,000	109,989
US Treasury Bills 0% 4/23/2026 (d)	3.63	1,350,000	1,347,006
US Treasury Bills 0% 4/30/2026 (d)	3.61	960,000	957,193
US Treasury Bills 0% 5/7/2026 (d)	3.62	110,000	109,599
US Treasury Bills 0% 6/18/2026 (d)	3.66	20,000	19,844
US Treasury Bills 0% 6/25/2026 (d)	3.62	40,000	39,661
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,583,364)			2,583,292

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	2,755,109	2,755,660
Fidelity Series Government Money Market Fund (b)(f)	3.73	20,668,970	20,668,970
TOTAL MONEY MARKET FUNDS (Cost $23,424,630)			23,424,630

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $888,818,370)	1,040,685,754
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,033,819)
NET ASSETS - 100.0%	1,039,651,935

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	25	6/2026	3,626,375	49,134

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	351	6/2026	39,816,563	(773,895)
CBOT US Treasury Long Bond Contracts (United States)	68	6/2026	7,724,375	(91,124)

TOTAL INTEREST RATE CONTRACTS				(865,019)

TOTAL LONG				(815,885)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(50)	6/2026	(6,280,500)	(25,280)
CME E-Mini S&P 500 Index Contracts (United States)	(54)	6/2026	(17,741,025)	407,666

TOTAL SHORT				382,386

TOTAL FUTURES CONTRACTS				(433,499)
The notional amount of long futures as a percentage of Net Assets is 4.8%.
The notional amount of short futures as a percentage of Net Assets is 2.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,583,292.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,735,173	24,091,362	26,070,885	83,150	10	-	2,755,660	2,755,109	0.0%
Total	4,735,173	24,091,362	26,070,885	83,150	10	-	2,755,660

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	41,534,535	9,346,966	13,204,719	5,232,284	453,302	1,828,189	39,958,273	2,635,770
Fidelity Advisor Series Growth Opportunities Fund	29,020,680	7,631,728	11,515,414	3,977,453	2,973,555	109,924	28,220,473	1,761,578
Fidelity Advisor Series Small Cap Fund	137,170	-	133,826	-	8,669	(12,013)	-	-
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	53,088,374	22,599,377	11,323,601	2,127,252	(19,181)	134,694	64,249,286	6,463,711
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	78,699,246	6,425,388	15,935,408	3,177,997	(3,586,408)	1,989,332	67,592,150	8,917,170
Fidelity Series All-Sector Equity Fund	18,531,415	3,064,293	5,394,320	1,517,157	207,548	1,956,614	18,365,550	1,429,226
Fidelity Series Canada Fund	15,206,520	9,473,787	4,200,836	424,411	490,086	3,851,762	24,821,319	1,217,925
Fidelity Series Commodity Strategy Fund	2,207,300	11,110,972	994,866	94,096	27,792	1,970,019	14,321,217	127,674
Fidelity Series Emerging Markets Debt Fund	5,608,640	360,278	1,075,651	330,352	(164,502)	436,580	5,165,345	617,126
Fidelity Series Emerging Markets Debt Local Currency Fund	1,751,260	133,297	545,145	125,674	(8,385)	102,577	1,433,604	153,820
Fidelity Series Emerging Markets Fund	15,083,451	746,435	6,581,859	343,955	1,556,812	3,382,774	14,187,613	1,125,108
Fidelity Series Emerging Markets Opportunities Fund	60,372,129	5,884,993	26,527,177	1,444,212	8,606,949	10,246,704	58,583,598	2,254,082
Fidelity Series Floating Rate High Income Fund	984,656	77,027	195,942	71,585	(9,522)	(8,850)	847,369	97,849
Fidelity Series Government Money Market Fund	24,979,401	10,679,480	14,989,911	1,132,945	-	-	20,668,970	20,668,970
Fidelity Series High Income Fund	5,886,166	435,419	1,058,670	406,034	(51,284)	221,991	5,433,622	617,457
Fidelity Series International Credit Fund	1,559,648	73,190	1,110	73,191	127	5,671	1,637,526	194,481
Fidelity Series International Developed Markets Bond Index Fund	52,461,240	6,255,819	9,118,572	1,999,473	(822,766)	40,951	48,816,672	5,763,480
Fidelity Series International Growth Fund	38,526,078	8,869,433	10,929,584	3,096,443	3,381,820	(809,972)	39,037,775	2,084,238
Fidelity Series International Small Cap Fund	14,927,820	1,891,316	8,005,861	1,731,772	2,875,055	(1,648,193)	10,040,137	574,379
Fidelity Series International Value Fund	43,447,087	5,642,800	16,721,595	3,990,745	6,384,228	370,392	39,122,912	2,476,134
Fidelity Series Intrinsic Opportunities Fund	7,031,083	820,577	2,267,381	727,702	(36,069)	315,726	5,863,936	548,031
Fidelity Series Investment Grade Bond Fund	312,287,070	40,295,894	65,279,716	13,096,613	(3,846,578)	5,200,382	288,657,052	28,551,637
Fidelity Series Large Cap Stock Fund	56,182,002	7,767,339	18,682,048	5,523,607	5,660,237	3,502,596	54,430,126	2,072,739
Fidelity Series Large Cap Value Index Fund	5,522,386	408,203	1,454,475	187,417	479,321	153,012	5,108,447	274,648
Fidelity Series Long-Term Treasury Bond Index Fund	42,788,070	3,767,921	19,690,991	1,450,004	(6,808,865)	5,678,961	25,735,096	4,828,348
Fidelity Series Opportunistic Insights Fund	35,701,226	7,668,375	11,967,288	5,101,248	4,340,627	(1,594,924)	34,148,016	1,397,790
Fidelity Series Overseas Fund	40,032,282	6,696,873	8,632,619	3,264,253	2,398,050	(1,341,596)	39,152,990	2,692,778
Fidelity Series Real Estate Income Fund	1,098,907	63,352	199,687	57,883	1,683	3,189	967,444	96,648
Fidelity Series Select International Small Cap Fund	199,541	633,823	164,124	25,460	20,754	151,530	841,524	59,262
Fidelity Series Short-Term Credit Fund	2,648,701	130,202	1,075,539	100,628	16,164	(20,361)	1,699,167	169,917
Fidelity Series Small Cap Core Fund	1,539,321	17,474	587,370	12,172	24,064	364,053	1,357,542	97,806
Fidelity Series Small Cap Discovery Fund	5,117,892	495,660	1,649,942	479,047	(13,363)	315,877	4,266,124	395,378
Fidelity Series Small Cap Opportunities Fund	10,071,393	555,863	4,165,241	432,101	2,217,593	199,318	8,878,926	522,905
Fidelity Series Stock Selector Large Cap Value Fund	32,890,740	5,490,508	8,875,276	3,334,625	694,786	674,052	30,874,810	2,192,813
Fidelity Series Value Discovery Fund	33,653,103	4,145,951	9,433,833	2,669,367	2,198,825	298,145	30,862,191	1,834,851
	1,090,776,533	189,660,013	312,579,597	67,759,158	29,651,124	38,069,106	1,035,346,802

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	510,535,166	510,535,166	-	-

Domestic Equity Funds	276,655,631	276,655,631	-	-

International Equity Funds	225,787,868	225,787,868	-	-

Short-Term Funds	1,699,167	1,699,167	-	-

U.S. Treasury Obligations	2,583,292	-	2,583,292	-

Money Market Funds	23,424,630	23,424,630	-	-
Total Investments in Securities:	1,040,685,754	1,038,102,462	2,583,292	-
Derivative Instruments:

Assets
Futures Contracts	456,800	456,800	-	-
Total Assets	456,800	456,800	-	-

Liabilities
Futures Contracts	(890,299)	(890,299)	-	-
Total Liabilities	(890,299)	(890,299)	-	-
Total Derivative Instruments:	(433,499)	(433,499)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	456,800	(25,280)
Total Equity Risk	456,800	(25,280)
Interest Rate Risk
Futures Contracts (a)	-	(865,019)
Total Interest Rate Risk	-	(865,019)
Total Value of Derivatives	456,800	(890,299)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2020 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,583,364)	$2,583,292
Fidelity Central Funds (cost $2,755,660)	2,755,660
Other affiliated issuers (cost $883,479,346)	1,035,346,802

Total Investment in Securities (cost $888,818,370)		$1,040,685,754
Receivable for investments sold		9,510,670
Receivable for fund shares sold		197,164
Distributions receivable from Fidelity Central Funds		6,710
Total assets		1,050,400,298
Liabilities
Payable for investments purchased	$8,659,475
Payable for fund shares redeemed	1,048,427
Accrued management fee	428,711
Distribution and service plan fees payable	174,433
Payable for variation margin on futures contracts	437,317
Total liabilities		10,748,363
Net Assets		$1,039,651,935
Net Assets consist of:
Paid in capital		$861,846,109
Total accumulated earnings (loss)		177,805,826
Net Assets		$1,039,651,935

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($422,946,841 ÷ 34,101,154 shares)(a)		$12.40
Maximum offering price per share (100/94.25 of $12.40)		$13.16
Class M :
Net Asset Value and redemption price per share ($170,231,080 ÷ 13,760,006 shares)(a)		$12.37
Maximum offering price per share (100/96.50 of $12.37)		$12.82
Class C :
Net Asset Value and offering price per share ($15,544,746 ÷ 1,277,011 shares)(a)		$12.17
Class K6 :
Net Asset Value, offering price and redemption price per share ($191,327,278 ÷ 15,360,888 shares)		$12.46
Class I :
Net Asset Value, offering price and redemption price per share ($39,600,021 ÷ 3,117,121 shares)		$12.70
Class Z :
Net Asset Value, offering price and redemption price per share ($200,001,969 ÷ 16,156,355 shares)		$12.38
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$33,305,119
Interest		123,102
Income from Fidelity Central Funds		83,150
Total income		33,511,371
Expenses
Management fee	$5,346,237
Distribution and service plan fees	2,173,228
Independent trustees' fees and expenses	2,556
Total expenses before reductions	7,522,021
Expense reductions	(70)
Total expenses after reductions		7,521,951
Net Investment income (loss)		25,989,420
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	141
Redemptions in-kind	181,288
Fidelity Central Funds	10
Other affiliated issuers	29,469,836
Futures contracts	(1,261,285)
Capital gain distributions from underlying funds:
Affiliated issuers	34,454,039
Total net realized gain (loss)		62,844,029
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(6)
Affiliated issuers	38,069,106
Futures contracts	(694,963)
Total change in net unrealized appreciation (depreciation)		37,374,137
Net gain (loss)		100,218,166
Net increase (decrease) in net assets resulting from operations		$126,207,586
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,989,420	$27,464,388
Net realized gain (loss)	62,844,029	54,031,822
Change in net unrealized appreciation (depreciation)	37,374,137	(19,031,324)
Net increase (decrease) in net assets resulting from operations	126,207,586	62,464,886
Distributions to shareholders	(83,470,837)	(54,917,665)

Share transactions - net increase (decrease)	(99,596,787)	(214,518,596)
Total increase (decrease) in net assets	(56,860,038)	(206,971,375)

Net Assets
Beginning of period	1,096,511,973	1,303,483,348
End of period	$1,039,651,935	$1,096,511,973

Financial Highlights
Fidelity Advisor Freedom® 2020 Fund Class A

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.96	$11.92	$11.01	$12.83	$14.19
Income from Investment Operations
Net investment income (loss) A,B	.28	.26	.24	.30	.28
Net realized and unrealized gain (loss)	1.12	.33	.92	(1.19)	(.18)
Total from investment operations	1.40	.59	1.16	(.89)	.10
Distributions from net investment income	(.30)	(.28)	(.24)	(.29)	(.30)
Distributions from net realized gain	(.65)	(.27)	(.01)	(.63)	(1.16)
Total distributions	(.96) C	(.55)	(.25)	(.93) C	(1.46)
Net asset value, end of period	$12.40	$11.96	$11.92	$11.01	$12.83
Total Return D,E	12.00%	5.06%	10.60%	(6.81)%	.25%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.80%	.81%	.82%	.83%	.83%
Expenses net of fee waivers, if any	.80%	.81%	.82%	.83%	.83%
Expenses net of all reductions, if any	.80%	.81%	.82%	.83%	.83%
Net investment income (loss)	2.27%	2.17%	2.14%	2.67%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$422,947	$445,089	$541,274	$575,228	$741,474
Portfolio turnover rate H	17 % I	17% I	14%	21%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2020 Fund Class M

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.93	$11.90	$10.99	$12.81	$14.18
Income from Investment Operations
Net investment income (loss) A,B	.25	.23	.21	.27	.25
Net realized and unrealized gain (loss)	1.12	.32	.92	(1.18)	(.19)
Total from investment operations	1.37	.55	1.13	(.91)	.06
Distributions from net investment income	(.27)	(.25)	(.21)	(.27)	(.27)
Distributions from net realized gain	(.65)	(.27)	(.01)	(.63)	(1.16)
Total distributions	(.93) C	(.52)	(.22)	(.91) C	(1.43)
Net asset value, end of period	$12.37	$11.93	$11.90	$10.99	$12.81
Total Return D,E	11.75%	4.74%	10.35%	(7.01)%	(.02)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.05%	1.06%	1.07%	1.08%	1.08%
Expenses net of fee waivers, if any	1.05%	1.06%	1.07%	1.08%	1.08%
Expenses net of all reductions, if any	1.05%	1.06%	1.07%	1.08%	1.08%
Net investment income (loss)	2.02%	1.92%	1.89%	2.42%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$170,231	$178,856	$193,804	$211,956	$265,388
Portfolio turnover rate H	17 % I	17% I	14%	21%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2020 Fund Class C

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.75	$11.72	$10.84	$12.66	$14.03
Income from Investment Operations
Net investment income (loss) A,B	.19	.17	.15	.21	.18
Net realized and unrealized gain (loss)	1.09	.31	.90	(1.17)	(.18)
Total from investment operations	1.28	.48	1.05	(.96)	-
Distributions from net investment income	(.21)	(.18)	(.16)	(.23)	(.21)
Distributions from net realized gain	(.65)	(.27)	(.01)	(.63)	(1.16)
Total distributions	(.86)	(.45)	(.17)	(.86)	(1.37)
Net asset value, end of period	$12.17	$11.75	$11.72	$10.84	$12.66
Total Return C,D	11.17%	4.21%	9.78%	(7.48)%	(.47)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.55%	1.56%	1.57%	1.58%	1.58%
Expenses net of fee waivers, if any	1.55%	1.56%	1.57%	1.58%	1.58%
Expenses net of all reductions, if any	1.55%	1.56%	1.57%	1.58%	1.58%
Net investment income (loss)	1.52%	1.42%	1.39%	1.92%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$15,545	$17,741	$21,950	$26,447	$36,340
Portfolio turnover rate G	17 % H	17% H	14%	21%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2020 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.01	$11.98	$11.07	$12.90	$14.26
Income from Investment Operations
Net investment income (loss) A,B	.35	.33	.30	.34	.34
Net realized and unrealized gain (loss)	1.13	.32	.92	(1.19)	(.18)
Total from investment operations	1.48	.65	1.22	(.85)	.16
Distributions from net investment income	(.37)	(.35)	(.30)	(.33)	(.35)
Distributions from net realized gain	(.65)	(.27)	(.01)	(.65)	(1.17)
Total distributions	(1.03) C	(.62)	(.31)	(.98)	(1.52)
Net asset value, end of period	$12.46	$12.01	$11.98	$11.07	$12.90
Total Return D	12.65%	5.61%	11.12%	(6.41)%	.69%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.28%	.29%	.30%	.42%	.42%
Expenses net of fee waivers, if any	.28%	.29%	.30%	.42%	.42%
Expenses net of all reductions, if any	.28%	.29%	.30%	.42%	.42%
Net investment income (loss)	2.79%	2.68%	2.66%	3.08%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$191,327	$183,995	$129,988	$104,972	$112,829
Portfolio turnover rate G	17 % H	17% H	14%	21%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2020 Fund Class I

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.23	$12.09	$11.15	$12.97	$14.32
Income from Investment Operations
Net investment income (loss) A,B	.32	.30	.27	.33	.32
Net realized and unrealized gain (loss)	1.14	.32	.93	(1.20)	(.18)
Total from investment operations	1.46	.62	1.20	(.87)	.14
Distributions from net investment income	(.33)	(.21)	(.25)	(.31)	(.32)
Distributions from net realized gain	(.65)	(.27)	(.01)	(.64)	(1.16)
Total distributions	(.99) C	(.48)	(.26)	(.95)	(1.49) C
Net asset value, end of period	$12.70	$12.23	$12.09	$11.15	$12.97
Total Return D	12.24%	5.29%	10.87%	(6.53)%	.53%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.55%	.55% G	.57%	.58%	.58%
Expenses net of fee waivers, if any	.55%	.55% G	.57%	.58%	.58%
Expenses net of all reductions, if any	.55%	.55% G	.57%	.58%	.58%
Net investment income (loss)	2.52%	2.42%	2.39%	2.92%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$39,600	$45,910	$247,877	$427,927	$616,520
Portfolio turnover rate H	17 % I	17% I	14%	21%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2020 Fund Class Z

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.94	$11.92	$11.02	$12.85	$14.21
Income from Investment Operations
Net investment income (loss) A,B	.32	.30	.28	.33	.33
Net realized and unrealized gain (loss)	1.12	.32	.92	(1.19)	(.19)
Total from investment operations	1.44	.62	1.20	(.86)	.14
Distributions from net investment income	(.35)	(.33)	(.29)	(.33)	(.34)
Distributions from net realized gain	(.65)	(.27)	(.01)	(.65)	(1.17)
Total distributions	(1.00)	(.60)	(.30)	(.97) C	(1.50) C
Net asset value, end of period	$12.38	$11.94	$11.92	$11.02	$12.85
Total Return D	12.39%	5.35%	10.99%	(6.48)%	.58%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.48%	.49%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.48%	.49%	.50%	.50%	.51%
Expenses net of all reductions, if any	.48%	.49%	.50%	.50%	.51%
Net investment income (loss)	2.58%	2.49%	2.46%	3.00%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$200,002	$224,921	$168,591	$74,665	$59,576
Portfolio turnover rate G	17 % H	17% H	14%	21%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2025 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 43.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	2,984,919	29,670,092
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	23,031,034	174,575,238
Fidelity Series Emerging Markets Debt Fund (b)	1,149,880	9,624,495
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	292,137	2,722,715
Fidelity Series Floating Rate High Income Fund (b)	180,351	1,561,839
Fidelity Series High Income Fund (b)	1,157,392	10,185,053
Fidelity Series International Credit Fund (b)	224,750	1,892,396
Fidelity Series International Developed Markets Bond Index Fund (b)	11,137,368	94,333,509
Fidelity Series Investment Grade Bond Fund (b)	46,929,428	474,456,521
Fidelity Series Long-Term Treasury Bond Index Fund (b)	10,302,069	54,910,026
Fidelity Series Real Estate Income Fund (b)	179,717	1,798,964
TOTAL BOND FUNDS (Cost $956,803,902)		855,730,848

Domestic Equity Funds - 31.1%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	6,017,846	91,230,542
Fidelity Advisor Series Growth Opportunities Fund (b)	4,023,190	64,451,501
Fidelity Series All-Sector Equity Fund (b)	3,265,239	41,958,315
Fidelity Series Commodity Strategy Fund (b)	120,149	13,477,064
Fidelity Series Intrinsic Opportunities Fund (b)	1,261,216	13,495,008
Fidelity Series Large Cap Stock Fund (b)	4,731,336	124,244,880
Fidelity Series Large Cap Value Index Fund (b)	628,754	11,694,821
Fidelity Series Opportunistic Insights Fund (b)	3,191,860	77,977,144
Fidelity Series Small Cap Core Fund (b)	225,270	3,126,743
Fidelity Series Small Cap Discovery Fund (b)	910,389	9,823,100
Fidelity Series Small Cap Opportunities Fund (b)	1,196,323	20,313,562
Fidelity Series Stock Selector Large Cap Value Fund (b)	5,004,821	70,467,884
Fidelity Series Value Discovery Fund (b)	4,188,440	70,449,559
TOTAL DOMESTIC EQUITY FUNDS (Cost $388,166,357)		612,710,123

International Equity Funds - 25.1%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	2,563,299	52,240,034
Fidelity Series Emerging Markets Fund (b)	2,481,924	31,297,064
Fidelity Series Emerging Markets Opportunities Fund (b)	4,934,593	128,250,060
Fidelity Series International Growth Fund (b)	4,682,882	87,710,388
Fidelity Series International Small Cap Fund (b)	1,087,390	19,007,570
Fidelity Series International Value Fund (b)	5,562,805	87,892,321
Fidelity Series Overseas Fund (b)	6,049,966	87,966,507
Fidelity Series Select International Small Cap Fund (b)	113,160	1,606,876
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $291,661,810)		495,970,820

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/2/2026 (d)	3.58	230,000	229,977
US Treasury Bills 0% 4/23/2026 (d)	3.63	2,570,000	2,564,299
US Treasury Bills 0% 4/30/2026 (d)	3.61	1,760,000	1,754,854
US Treasury Bills 0% 5/14/2026 (d)	3.63	40,000	39,826
US Treasury Bills 0% 5/7/2026 (d)	3.62	250,000	249,089
US Treasury Bills 0% 6/18/2026 (d)	3.66	30,000	29,766
US Treasury Bills 0% 6/25/2026 (d)	3.62	60,000	59,492
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,927,442)			4,927,303

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $5,178,380)	3.69	5,177,344	5,178,380

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,646,737,891)	1,974,517,474
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,988,873)
NET ASSETS - 100.0%	1,972,528,601

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	51	6/2026	7,397,805	50,797

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	665	6/2026	75,435,938	(1,466,212)
CBOT US Treasury Long Bond Contracts (United States)	129	6/2026	14,653,594	(175,319)

TOTAL INTEREST RATE CONTRACTS				(1,641,531)

TOTAL LONG				(1,590,734)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(106)	6/2026	(13,314,660)	(56,517)
CME E-Mini S&P 500 Index Contracts (United States)	(100)	6/2026	(32,853,750)	737,454

TOTAL SHORT				680,937

TOTAL FUTURES CONTRACTS				(909,797)
The notional amount of long futures as a percentage of Net Assets is 4.8%.
The notional amount of short futures as a percentage of Net Assets is 2.4%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,927,303.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,676,242	44,905,975	48,403,862	157,705	25	-	5,178,380	5,177,344	0.0%
Total	8,676,242	44,905,975	48,403,862	157,705	25	-	5,178,380

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	90,913,943	22,182,476	26,654,042	11,846,435	749,726	4,038,439	91,230,542	6,017,846
Fidelity Advisor Series Growth Opportunities Fund	63,301,015	17,783,591	23,113,630	9,005,146	5,808,078	672,447	64,451,501	4,023,190
Fidelity Advisor Series Small Cap Fund	300,827	-	293,494	-	19,012	(26,345)	-	-
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,012,677	30,113,464	1,388,433	309,441	(2,376)	(65,240)	29,670,092	2,984,919
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	201,329,954	26,236,063	49,035,531	8,000,907	(8,593,382)	5,011,454	174,575,238	23,031,034
Fidelity Series All-Sector Equity Fund	40,147,915	6,870,617	9,671,271	3,449,702	393,252	4,217,802	41,958,315	3,265,239
Fidelity Series Canada Fund	33,389,255	18,677,749	9,379,349	924,813	1,145,072	8,407,307	52,240,034	2,563,299
Fidelity Series Commodity Strategy Fund	4,076,568	10,188,488	3,075,209	112,285	247,747	2,039,470	13,477,064	120,149
Fidelity Series Emerging Markets Debt Fund	10,270,675	797,691	1,941,680	608,827	(263,711)	761,520	9,624,495	1,149,880
Fidelity Series Emerging Markets Debt Local Currency Fund	3,145,910	259,773	846,566	222,963	(12,859)	176,457	2,722,715	292,137
Fidelity Series Emerging Markets Fund	31,755,355	1,549,187	12,599,317	760,085	2,585,195	8,006,644	31,297,064	2,481,924
Fidelity Series Emerging Markets Opportunities Fund	127,100,048	11,923,059	51,264,936	3,155,373	15,298,800	25,193,089	128,250,060	4,934,593
Fidelity Series Floating Rate High Income Fund	1,792,568	157,140	354,055	130,851	(36,934)	3,120	1,561,839	180,351
Fidelity Series Government Money Market Fund	-	14,195,419	14,195,419	98,198	-	-	-	-
Fidelity Series High Income Fund	10,886,717	896,685	1,913,792	754,725	(43,551)	358,994	10,185,053	1,157,392
Fidelity Series International Credit Fund	1,803,123	84,616	2,052	84,617	235	6,474	1,892,396	224,750
Fidelity Series International Developed Markets Bond Index Fund	96,746,667	15,339,291	16,255,855	3,774,169	(785,298)	(711,296)	94,333,509	11,137,368
Fidelity Series International Growth Fund	85,205,978	20,687,458	23,780,226	6,982,134	6,405,544	(808,366)	87,710,388	4,682,882
Fidelity Series International Small Cap Fund	27,322,346	3,605,375	14,126,060	3,245,468	4,486,075	(2,280,166)	19,007,570	1,087,390
Fidelity Series International Value Fund	95,910,186	13,317,120	36,356,868	9,008,568	12,953,333	2,068,550	87,892,321	5,562,805
Fidelity Series Intrinsic Opportunities Fund	15,515,654	1,822,773	4,468,459	1,638,298	(68,009)	693,049	13,495,008	1,261,216
Fidelity Series Investment Grade Bond Fund	497,814,722	77,458,483	102,947,454	21,308,304	(6,808,852)	8,939,622	474,456,521	46,929,428
Fidelity Series Large Cap Stock Fund	123,233,514	18,241,409	37,523,841	12,446,410	9,977,976	10,315,822	124,244,880	4,731,336
Fidelity Series Large Cap Value Index Fund	12,147,653	1,109,289	2,981,414	424,475	851,057	568,236	11,694,821	628,754
Fidelity Series Long-Term Treasury Bond Index Fund	87,573,910	6,989,227	37,218,269	2,953,890	(13,949,263)	11,514,421	54,910,026	10,302,069
Fidelity Series Opportunistic Insights Fund	78,039,822	17,501,039	23,449,621	11,551,907	8,358,478	(2,472,574)	77,977,144	3,191,860
Fidelity Series Overseas Fund	87,897,270	15,660,802	17,760,222	7,368,177	4,308,565	(2,139,908)	87,966,507	6,049,966
Fidelity Series Real Estate Income Fund	2,011,473	132,959	354,374	106,618	3,285	5,621	1,798,964	179,717
Fidelity Series Select International Small Cap Fund	368,245	1,171,212	251,659	47,657	30,629	288,449	1,606,876	113,160
Fidelity Series Small Cap Core Fund	3,400,715	40,002	1,185,468	27,561	35,145	836,349	3,126,743	225,270
Fidelity Series Small Cap Discovery Fund	11,307,325	1,151,847	3,305,934	1,082,094	(17,255)	687,117	9,823,100	910,389
Fidelity Series Small Cap Opportunities Fund	22,224,885	1,111,112	8,463,046	975,337	3,891,844	1,548,767	20,313,562	1,196,323
Fidelity Series Stock Selector Large Cap Value Fund	71,832,867	12,895,288	17,213,390	7,581,074	695,188	2,257,931	70,467,884	5,004,821
Fidelity Series Value Discovery Fund	74,262,658	9,985,016	19,371,903	6,071,605	3,519,958	2,053,830	70,449,559	4,188,440
	2,014,042,440	380,135,720	572,742,839	136,058,114	51,182,704	92,167,086	1,964,411,791

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	855,730,848	855,730,848	-	-

Domestic Equity Funds	612,710,123	612,710,123	-	-

International Equity Funds	495,970,820	495,970,820	-	-

U.S. Treasury Obligations	4,927,303	-	4,927,303	-

Money Market Funds	5,178,380	5,178,380	-	-
Total Investments in Securities:	1,974,517,474	1,969,590,171	4,927,303	-
Derivative Instruments:

Assets
Futures Contracts	788,251	788,251	-	-
Total Assets	788,251	788,251	-	-

Liabilities
Futures Contracts	(1,698,048)	(1,698,048)	-	-
Total Liabilities	(1,698,048)	(1,698,048)	-	-
Total Derivative Instruments:	(909,797)	(909,797)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	788,251	(56,517)
Total Equity Risk	788,251	(56,517)
Interest Rate Risk
Futures Contracts (a)	-	(1,641,531)
Total Interest Rate Risk	-	(1,641,531)
Total Value of Derivatives	788,251	(1,698,048)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2025 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,927,442)	$4,927,303
Fidelity Central Funds (cost $5,178,380)	5,178,380
Other affiliated issuers (cost $1,636,632,069)	1,964,411,791

Total Investment in Securities (cost $1,646,737,891)		$1,974,517,474
Receivable for investments sold		20,425,949
Receivable for fund shares sold		968,844
Distributions receivable from Fidelity Central Funds		12,474
Total assets		1,995,924,741
Liabilities
Payable for investments purchased	$18,543,535
Payable for fund shares redeemed	2,850,408
Accrued management fee	855,862
Distribution and service plan fees payable	294,914
Payable for variation margin on futures contracts	851,421
Total liabilities		23,396,140
Net Assets		$1,972,528,601
Net Assets consist of:
Paid in capital		$1,585,369,573
Total accumulated earnings (loss)		387,159,028
Net Assets		$1,972,528,601

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($742,459,272 ÷ 55,213,710 shares)(a)		$13.45
Maximum offering price per share (100/94.25 of $13.45)		$14.27
Class M :
Net Asset Value and redemption price per share ($274,436,698 ÷ 20,382,217 shares)(a)		$13.46
Maximum offering price per share (100/96.50 of $13.46)		$13.95
Class C :
Net Asset Value and offering price per share ($26,053,580 ÷ 2,000,595 shares)(a)		$13.02
Class K6 :
Net Asset Value, offering price and redemption price per share ($444,053,024 ÷ 32,797,391 shares)		$13.54
Class I :
Net Asset Value, offering price and redemption price per share ($59,660,373 ÷ 4,302,571 shares)		$13.87
Class Z :
Net Asset Value, offering price and redemption price per share ($425,865,654 ÷ 31,712,170 shares)		$13.43
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$58,611,137
Interest		225,447
Income from Fidelity Central Funds		157,705
Total income		58,994,289
Expenses
Management fee	$10,598,312
Distribution and service plan fees	3,664,994
Independent trustees' fees and expenses	4,785
Total expenses before reductions	14,268,091
Expense reductions	(76)
Total expenses after reductions		14,268,015
Net Investment income (loss)		44,726,274
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	303
Redemptions in-kind	652,697
Fidelity Central Funds	25
Other affiliated issuers	50,530,007
Futures contracts	(2,157,964)
Capital gain distributions from underlying funds:
Affiliated issuers	77,446,977
Total net realized gain (loss)		126,472,045
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(17)
Affiliated issuers	92,167,086
Futures contracts	(1,424,242)
Total change in net unrealized appreciation (depreciation)		90,742,827
Net gain (loss)		217,214,872
Net increase (decrease) in net assets resulting from operations		$261,941,146
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$44,726,274	$46,035,313
Net realized gain (loss)	126,472,045	112,739,481
Change in net unrealized appreciation (depreciation)	90,742,827	(44,459,222)
Net increase (decrease) in net assets resulting from operations	261,941,146	114,315,572
Distributions to shareholders	(158,352,726)	(80,831,031)

Share transactions - net increase (decrease)	(155,559,214)	(344,467,435)
Total increase (decrease) in net assets	(51,970,794)	(310,982,894)

Net Assets
Beginning of period	2,024,499,395	2,335,482,289
End of period	$1,972,528,601	$2,024,499,395

Financial Highlights
Fidelity Advisor Freedom® 2025 Fund Class A

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.82	$12.67	$11.51	$13.45	$14.62
Income from Investment Operations
Net investment income (loss) A,B	.27	.25	.23	.29	.29
Net realized and unrealized gain (loss)	1.40	.38	1.16	(1.26)	(.14)
Total from investment operations	1.67	.63	1.39	(.97)	.15
Distributions from net investment income	(.29)	(.27)	(.23)	(.29)	(.30)
Distributions from net realized gain	(.75)	(.21)	- C	(.68)	(1.02)
Total distributions	(1.04)	(.48)	(.23)	(.97)	(1.32)
Net asset value, end of period	$13.45	$12.82	$12.67	$11.51	$13.45
Total Return D,E	13.41%	5.04%	12.18%	(7.05)%	.64%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.84%	.85%	.86%	.87%	.88%
Expenses net of fee waivers, if any	.84%	.85%	.86%	.87%	.88%
Expenses net of all reductions, if any	.84%	.85%	.86%	.87%	.88%
Net investment income (loss)	2.04%	1.96%	1.96%	2.50%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$742,459	$778,458	$897,144	$926,152	$1,161,792
Portfolio turnover rate H	19 % I	18% I	14%	21%	36%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2025 Fund Class M

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.83	$12.68	$11.53	$13.46	$14.64
Income from Investment Operations
Net investment income (loss) A,B	.24	.22	.20	.26	.26
Net realized and unrealized gain (loss)	1.39	.37	1.15	(1.25)	(.15)
Total from investment operations	1.63	.59	1.35	(.99)	.11
Distributions from net investment income	(.26)	(.23)	(.20)	(.26)	(.28)
Distributions from net realized gain	(.75)	(.21)	- C	(.68)	(1.02)
Total distributions	(1.00) D	(.44)	(.20)	(.94)	(1.29) D
Net asset value, end of period	$13.46	$12.83	$12.68	$11.53	$13.46
Total Return E,F	13.11%	4.75%	11.81%	(7.21)%	.38%
Ratios to Average Net Assets A,G,H
Expenses before reductions	1.09%	1.10%	1.11%	1.12%	1.13%
Expenses net of fee waivers, if any	1.09%	1.10%	1.11%	1.12%	1.13%
Expenses net of all reductions, if any	1.09%	1.10%	1.11%	1.12%	1.13%
Net investment income (loss)	1.79%	1.71%	1.71%	2.25%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$274,437	$287,242	$322,410	$342,224	$405,616
Portfolio turnover rate I	19 % J	18% J	14%	21%	36%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2025 Fund Class C

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.45	$12.32	$11.22	$13.14	$14.33
Income from Investment Operations
Net investment income (loss) A,B	.17	.15	.14	.20	.18
Net realized and unrealized gain (loss)	1.35	.37	1.12	(1.23)	(.14)
Total from investment operations	1.52	.52	1.26	(1.03)	.04
Distributions from net investment income	(.20)	(.18)	(.16)	(.22)	(.21)
Distributions from net realized gain	(.75)	(.21)	- C	(.67)	(1.02)
Total distributions	(.95)	(.39)	(.16)	(.89)	(1.23)
Net asset value, end of period	$13.02	$12.45	$12.32	$11.22	$13.14
Total Return D,E	12.52%	4.28%	11.27%	(7.72)%	(.12)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.59%	1.60%	1.61%	1.62%	1.63%
Expenses net of fee waivers, if any	1.59%	1.60%	1.61%	1.62%	1.63%
Expenses net of all reductions, if any	1.59%	1.60%	1.61%	1.62%	1.63%
Net investment income (loss)	1.29%	1.21%	1.21%	1.75%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$26,054	$28,004	$31,705	$35,779	$46,295
Portfolio turnover rate H	19 % I	18% I	14%	21%	36%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2025 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.90	$12.76	$11.60	$13.55	$14.71
Income from Investment Operations
Net investment income (loss) A,B	.35	.32	.29	.34	.36
Net realized and unrealized gain (loss)	1.40	.38	1.17	(1.26)	(.15)
Total from investment operations	1.75	.70	1.46	(.92)	.21
Distributions from net investment income	(.37)	(.35)	(.29)	(.33)	(.36)
Distributions from net realized gain	(.75)	(.21)	- C	(.70)	(1.02)
Total distributions	(1.11) D	(.56)	(.30) D	(1.03)	(1.37) D
Net asset value, end of period	$13.54	$12.90	$12.76	$11.60	$13.55
Total Return E	14.03%	5.57%	12.68%	(6.58)%	1.07%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.32%	.33%	.34%	.43%	.44%
Expenses net of fee waivers, if any	.32%	.33%	.34%	.43%	.44%
Expenses net of all reductions, if any	.32%	.33%	.34%	.43%	.44%
Net investment income (loss)	2.56%	2.48%	2.48%	2.93%	2.45%
Supplemental Data
Net assets, end of period (000 omitted)	$444,053	$404,654	$253,907	$193,125	$194,996
Portfolio turnover rate H	19 % I	18% I	14%	21%	36%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2025 Fund Class I

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.18	$12.85	$11.66	$13.61	$14.77
Income from Investment Operations
Net investment income (loss) A,B	.32	.29	.26	.32	.33
Net realized and unrealized gain (loss)	1.44	.38	1.18	(1.27)	(.14)
Total from investment operations	1.76	.67	1.44	(.95)	.19
Distributions from net investment income	(.32)	(.13)	(.25)	(.31)	(.33)
Distributions from net realized gain	(.75)	(.21)	- C	(.69)	(1.02)
Total distributions	(1.07)	(.34)	(.25)	(1.00)	(1.35)
Net asset value, end of period	$13.87	$13.18	$12.85	$11.66	$13.61
Total Return D	13.73%	5.30%	12.43%	(6.81)%	.89%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.59%	.59% G	.61%	.62%	.63%
Expenses net of fee waivers, if any	.59%	.59% G	.61%	.62%	.63%
Expenses net of all reductions, if any	.59%	.59% G	.61%	.62%	.63%
Net investment income (loss)	2.29%	2.22%	2.21%	2.75%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$59,660	$68,316	$511,525	$777,570	$1,026,796
Portfolio turnover rate H	19 % I	18% I	14%	21%	36%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2025 Fund Class Z

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.80	$12.67	$11.53	$13.48	$14.65
Income from Investment Operations
Net investment income (loss) A,B	.32	.30	.27	.32	.34
Net realized and unrealized gain (loss)	1.39	.36	1.16	(1.25)	(.14)
Total from investment operations	1.71	.66	1.43	(.93)	.20
Distributions from net investment income	(.34)	(.32)	(.29)	(.32)	(.35)
Distributions from net realized gain	(.75)	(.21)	- C	(.70)	(1.02)
Total distributions	(1.08) D	(.53)	(.29)	(1.02)	(1.37)
Net asset value, end of period	$13.43	$12.80	$12.67	$11.53	$13.48
Total Return E	13.81%	5.34%	12.50%	(6.67)%	.94%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.52%	.53% H	.53%	.54%	.54% H
Expenses net of fee waivers, if any	.52%	.53% H	.53%	.54%	.54% H
Expenses net of all reductions, if any	.52%	.53% H	.53%	.54%	.54% H
Net investment income (loss)	2.36%	2.28%	2.29%	2.83%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$425,866	$457,826	$318,790	$126,414	$94,133
Portfolio turnover rate I	19 % J	18% J	14%	21%	36%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2030 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 37.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	1,074,124	10,676,790
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	24,843,158	188,311,137
Fidelity Series Emerging Markets Debt Fund (b)	1,757,741	14,712,296
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	441,486	4,114,648
Fidelity Series Floating Rate High Income Fund (b)	266,860	2,311,008
Fidelity Series High Income Fund (b)	1,738,717	15,300,709
Fidelity Series International Credit Fund (b)	219,366	1,847,061
Fidelity Series International Developed Markets Bond Index Fund (b)	16,710,550	141,538,360
Fidelity Series Investment Grade Bond Fund (b)	61,461,740	621,378,188
Fidelity Series Long-Term Treasury Bond Index Fund (b)	18,346,412	97,786,378
Fidelity Series Real Estate Income Fund (b)	267,121	2,673,880
TOTAL BOND FUNDS (Cost $1,215,137,750)		1,100,650,455

Domestic Equity Funds - 34.9%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	10,250,318	155,394,821
Fidelity Advisor Series Growth Opportunities Fund (b)	6,853,913	109,799,686
Fidelity Series All-Sector Equity Fund (b)	5,561,563	71,466,086
Fidelity Series Commodity Strategy Fund (b)	181,289	20,335,197
Fidelity Series Intrinsic Opportunities Fund (b)	2,156,988	23,079,771
Fidelity Series Large Cap Stock Fund (b)	8,059,333	211,638,088
Fidelity Series Large Cap Value Index Fund (b)	1,072,917	19,956,256
Fidelity Series Opportunistic Insights Fund (b)	5,437,260	132,832,272
Fidelity Series Small Cap Core Fund (b)	385,157	5,345,982
Fidelity Series Small Cap Discovery Fund (b)	1,557,422	16,804,583
Fidelity Series Small Cap Opportunities Fund (b)	2,038,462	34,613,084
Fidelity Series Stock Selector Large Cap Value Fund (b)	8,545,689	120,323,300
Fidelity Series Value Discovery Fund (b)	7,135,280	120,015,410
TOTAL DOMESTIC EQUITY FUNDS (Cost $681,205,324)		1,041,604,536

International Equity Funds - 27.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	4,215,849	85,919,004
Fidelity Series Emerging Markets Fund (b)	4,191,489	52,854,672
Fidelity Series Emerging Markets Opportunities Fund (b)	8,174,339	212,451,073
Fidelity Series International Growth Fund (b)	7,903,422	148,031,101
Fidelity Series International Small Cap Fund (b)	1,643,611	28,730,317
Fidelity Series International Value Fund (b)	9,387,911	148,328,986
Fidelity Series Overseas Fund (b)	10,210,460	148,460,082
Fidelity Series Select International Small Cap Fund (b)	170,535	2,421,600
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $500,601,814)		827,196,835

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/2/2026 (d)	3.58	430,000	429,957
US Treasury Bills 0% 4/23/2026 (d)	3.63	3,910,000	3,901,327
US Treasury Bills 0% 4/30/2026 (d)	3.61	2,330,000	2,323,187
US Treasury Bills 0% 5/14/2026 (d)	3.63	100,000	99,565
US Treasury Bills 0% 5/7/2026 (d)	3.62	280,000	278,980
US Treasury Bills 0% 6/18/2026 (d)	3.66	110,000	109,143
US Treasury Bills 0% 6/25/2026 (d)	3.62	160,000	158,645
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,300,995)			7,300,804

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $7,890,728)	3.69	7,889,151	7,890,728

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,412,136,611)	2,984,643,358
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,001,530)
NET ASSETS - 100.0%	2,981,641,828

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	73	6/2026	10,589,015	111,499

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	1,004	6/2026	113,891,250	(2,213,649)
CBOT US Treasury Long Bond Contracts (United States)	195	6/2026	22,150,781	(267,427)

TOTAL INTEREST RATE CONTRACTS				(2,481,076)

TOTAL LONG				(2,369,577)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(175)	6/2026	(21,981,750)	(94,033)
CME E-Mini S&P 500 Index Contracts (United States)	(145)	6/2026	(47,637,938)	1,007,193

TOTAL SHORT				913,160

TOTAL FUTURES CONTRACTS				(1,456,417)
The notional amount of long futures as a percentage of Net Assets is 4.8%.
The notional amount of short futures as a percentage of Net Assets is 2.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,300,804.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	12,019,531	65,099,613	69,228,481	218,795	65	-	7,890,728	7,889,151	0.0%
Total	12,019,531	65,099,613	69,228,481	218,795	65	-	7,890,728

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	144,318,417	38,478,798	34,043,773	19,815,998	887,584	5,753,795	155,394,821	10,250,318
Fidelity Advisor Series Growth Opportunities Fund	100,550,796	30,651,072	30,961,607	15,063,598	6,598,340	2,961,085	109,799,686	6,853,913
Fidelity Advisor Series Small Cap Fund	471,425	-	459,932	-	29,793	(41,286)	-	-
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,422,380	9,748,620	485,602	114,315	3,552	(12,160)	10,676,790	1,074,124
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	163,060,377	53,581,412	24,302,744	7,401,987	(2,478,009)	(1,261,530)	188,311,137	24,843,158
Fidelity Series All-Sector Equity Fund	63,851,535	12,270,572	11,757,214	5,805,860	442,501	6,658,692	71,466,086	5,561,563
Fidelity Series Canada Fund	52,475,419	29,175,015	11,179,192	1,544,612	1,380,632	14,067,130	85,919,004	4,215,849
Fidelity Series Commodity Strategy Fund	5,725,922	15,209,894	4,026,643	163,870	369,111	3,056,913	20,335,197	181,289
Fidelity Series Emerging Markets Debt Fund	14,449,893	1,464,940	1,902,473	887,154	(81,527)	781,463	14,712,296	1,757,741
Fidelity Series Emerging Markets Debt Local Currency Fund	4,385,324	406,928	893,566	326,299	(40,301)	256,263	4,114,648	441,486
Fidelity Series Emerging Markets Fund	48,950,353	2,644,915	15,454,038	1,242,589	2,398,996	14,314,446	52,854,672	4,191,489
Fidelity Series Emerging Markets Opportunities Fund	195,918,157	17,684,608	65,443,329	5,161,245	16,565,835	47,725,802	212,451,073	8,174,339
Fidelity Series Floating Rate High Income Fund	2,461,680	242,906	345,039	185,394	(27,570)	(20,969)	2,311,008	266,860
Fidelity Series Government Money Market Fund	-	13,768,182	13,768,182	82,830	-	-	-	-
Fidelity Series High Income Fund	15,325,319	1,405,959	1,872,013	1,095,358	(37,430)	478,874	15,300,709	1,738,717
Fidelity Series International Credit Fund	1,763,472	82,755	5,754	82,756	611	5,977	1,847,061	219,366
Fidelity Series International Developed Markets Bond Index Fund	136,636,599	24,717,477	17,487,795	5,504,096	(581,357)	(1,746,564)	141,538,360	16,710,550
Fidelity Series International Growth Fund	135,450,982	34,638,005	30,426,215	11,659,136	6,697,711	1,670,618	148,031,101	7,903,422
Fidelity Series International Small Cap Fund	37,174,671	5,536,958	16,857,382	4,833,967	4,511,034	(1,634,964)	28,730,317	1,643,611
Fidelity Series International Value Fund	151,636,312	22,459,124	49,767,056	15,032,157	16,911,903	7,088,703	148,328,986	9,387,911
Fidelity Series Intrinsic Opportunities Fund	24,592,924	2,995,542	5,480,469	2,696,662	(99,045)	1,070,819	23,079,771	2,156,988
Fidelity Series Investment Grade Bond Fund	619,780,906	103,753,672	104,636,546	27,230,733	(4,449,293)	6,929,449	621,378,188	61,461,740
Fidelity Series Large Cap Stock Fund	195,546,375	31,245,245	47,640,893	20,471,028	10,549,646	21,937,715	211,638,088	8,059,333
Fidelity Series Large Cap Value Index Fund	19,351,804	2,002,421	3,706,823	711,048	659,627	1,649,227	19,956,256	1,072,917
Fidelity Series Long-Term Treasury Bond Index Fund	135,078,406	15,660,450	49,110,426	4,868,792	(17,689,486)	13,847,434	97,786,378	18,346,412
Fidelity Series Opportunistic Insights Fund	123,912,040	29,684,104	29,368,989	19,346,962	7,667,223	937,894	132,832,272	5,437,260
Fidelity Series Overseas Fund	138,829,222	27,323,527	20,492,740	12,291,760	4,090,931	(1,290,858)	148,460,082	10,210,460
Fidelity Series Real Estate Income Fund	2,799,087	210,834	346,249	153,281	3,435	6,773	2,673,880	267,121
Fidelity Series Select International Small Cap Fund	517,466	1,674,018	225,153	70,888	23,834	431,435	2,421,600	170,535
Fidelity Series Small Cap Core Fund	5,399,249	80,282	1,552,936	46,128	26,651	1,392,736	5,345,982	385,157
Fidelity Series Small Cap Discovery Fund	17,957,951	1,982,361	4,162,252	1,799,103	(12,325)	1,038,848	16,804,583	1,557,422
Fidelity Series Small Cap Opportunities Fund	35,226,900	1,827,672	11,303,358	1,617,525	3,990,802	4,871,068	34,613,084	2,038,462
Fidelity Series Stock Selector Large Cap Value Fund	114,076,783	22,846,909	21,032,309	12,768,396	634,355	3,797,562	120,323,300	8,545,689
Fidelity Series Value Discovery Fund	117,712,195	18,069,040	24,631,370	10,233,163	1,336,377	7,529,168	120,015,410	7,135,280
	2,826,810,341	573,524,217	655,130,062	210,308,690	60,284,141	164,251,558	2,969,451,826

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,100,650,455	1,100,650,455	-	-

Domestic Equity Funds	1,041,604,536	1,041,604,536	-	-

International Equity Funds	827,196,835	827,196,835	-	-

U.S. Treasury Obligations	7,300,804	-	7,300,804	-

Money Market Funds	7,890,728	7,890,728	-	-
Total Investments in Securities:	2,984,643,358	2,977,342,554	7,300,804	-
Derivative Instruments:

Assets
Futures Contracts	1,118,692	1,118,692	-	-
Total Assets	1,118,692	1,118,692	-	-

Liabilities
Futures Contracts	(2,575,109)	(2,575,109)	-	-
Total Liabilities	(2,575,109)	(2,575,109)	-	-
Total Derivative Instruments:	(1,456,417)	(1,456,417)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,118,692	(94,033)
Total Equity Risk	1,118,692	(94,033)
Interest Rate Risk
Futures Contracts (a)	-	(2,481,076)
Total Interest Rate Risk	-	(2,481,076)
Total Value of Derivatives	1,118,692	(2,575,109)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2030 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $7,300,995)	$7,300,804
Fidelity Central Funds (cost $7,890,728)	7,890,728
Other affiliated issuers (cost $2,396,944,888)	2,969,451,826

Total Investment in Securities (cost $2,412,136,611)		$2,984,643,358
Receivable for investments sold		27,174,566
Receivable for fund shares sold		1,391,331
Distributions receivable from Fidelity Central Funds		19,265
Total assets		3,013,228,520
Liabilities
Payable for investments purchased	$26,423,208
Payable for fund shares redeemed	2,144,416
Accrued management fee	1,354,103
Distribution and service plan fees payable	434,216
Payable for variation margin on futures contracts	1,230,749
Total liabilities		31,586,692
Net Assets		$2,981,641,828
Net Assets consist of:
Paid in capital		$2,309,012,315
Total accumulated earnings (loss)		672,629,513
Net Assets		$2,981,641,828

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,069,950,496 ÷ 69,580,778 shares)(a)		$15.38
Maximum offering price per share (100/94.25 of $15.38)		$16.32
Class M :
Net Asset Value and redemption price per share ($410,880,337 ÷ 27,024,891 shares)(a)		$15.20
Maximum offering price per share (100/96.50 of $15.20)		$15.75
Class C :
Net Asset Value and offering price per share ($40,699,681 ÷ 2,756,596 shares)(a)		$14.76
Class K6 :
Net Asset Value, offering price and redemption price per share ($702,566,169 ÷ 45,602,760 shares)		$15.41
Class I :
Net Asset Value, offering price and redemption price per share ($103,246,660 ÷ 6,553,082 shares)		$15.76
Class Z :
Net Asset Value, offering price and redemption price per share ($654,298,485 ÷ 42,791,316 shares)		$15.29
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$81,412,249
Interest		320,398
Income from Fidelity Central Funds		218,795
Total income		81,951,442
Expenses
Management fee	$16,289,707
Distribution and service plan fees	5,227,520
Independent trustees' fees and expenses	6,925
Total expenses before reductions	21,524,152
Expense reductions	(51)
Total expenses after reductions		21,524,101
Net Investment income (loss)		60,427,341
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	455
Redemptions in-kind	3,048,603
Fidelity Central Funds	65
Other affiliated issuers	57,235,538
Futures contracts	(3,191,657)
Capital gain distributions from underlying funds:
Affiliated issuers	128,896,441
Total net realized gain (loss)		185,989,445
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(22)
Affiliated issuers	164,251,558
Futures contracts	(2,143,525)
Total change in net unrealized appreciation (depreciation)		162,108,011
Net gain (loss)		348,097,456
Net increase (decrease) in net assets resulting from operations		$408,524,797
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$60,427,341	$58,340,619
Net realized gain (loss)	185,989,445	152,042,628
Change in net unrealized appreciation (depreciation)	162,108,011	(52,734,720)
Net increase (decrease) in net assets resulting from operations	408,524,797	157,648,527
Distributions to shareholders	(221,096,795)	(82,084,972)

Share transactions - net increase (decrease)	(47,164,962)	(362,665,543)
Total increase (decrease) in net assets	140,263,040	(287,101,988)

Net Assets
Beginning of period	2,841,378,788	3,128,480,776
End of period	$2,981,641,828	$2,841,378,788

Financial Highlights
Fidelity Advisor Freedom® 2030 Fund Class A

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$14.45	$14.13	$12.63	$14.75	$16.00
Income from Investment Operations
Net investment income (loss) A,B	.29	.26	.24	.28	.32
Net realized and unrealized gain (loss)	1.77	.45	1.49	(1.33)	(.09)
Total from investment operations	2.06	.71	1.73	(1.05)	.23
Distributions from net investment income	(.30)	(.27)	(.23)	(.28)	(.33)
Distributions from net realized gain	(.83)	(.12)	- C	(.79)	(1.15)
Total distributions	(1.13)	(.39)	(.23)	(1.07)	(1.48)
Net asset value, end of period	$15.38	$14.45	$14.13	$12.63	$14.75
Total Return D,E	14.67%	5.09%	13.80%	(6.96)%	1.05%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.86%	.89%	.90%	.91%	.92%
Expenses net of fee waivers, if any	.86%	.89%	.90%	.91%	.92%
Expenses net of all reductions, if any	.86%	.89%	.90%	.91%	.92%
Net investment income (loss)	1.88%	1.79%	1.81%	2.25%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$1,069,950	$1,043,360	$1,143,304	$1,084,628	$1,246,930
Portfolio turnover rate H	19 % I	19% I	16%	22%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2030 Fund Class M

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$14.30	$13.99	$12.51	$14.62	$15.88
Income from Investment Operations
Net investment income (loss) A,B	.25	.22	.20	.25	.28
Net realized and unrealized gain (loss)	1.74	.45	1.49	(1.33)	(.09)
Total from investment operations	1.99	.67	1.69	(1.08)	.19
Distributions from net investment income	(.27)	(.24)	(.20)	(.25)	(.30)
Distributions from net realized gain	(.83)	(.12)	- C	(.78)	(1.15)
Total distributions	(1.09) D	(.36)	(.21) D	(1.03)	(1.45)
Net asset value, end of period	$15.20	$14.30	$13.99	$12.51	$14.62
Total Return E,F	14.36%	4.81%	13.55%	(7.20)%	.81%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.11%	1.14%	1.15%	1.16%	1.17%
Expenses net of fee waivers, if any	1.11%	1.14%	1.15%	1.16%	1.17%
Expenses net of all reductions, if any	1.11%	1.14%	1.15%	1.16%	1.17%
Net investment income (loss)	1.63%	1.54%	1.56%	2.00%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$410,880	$396,087	$428,265	$410,614	$477,841
Portfolio turnover rate I	19 % J	19% J	16%	22%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2030 Fund Class C

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.92	$13.65	$12.23	$14.32	$15.60
Income from Investment Operations
Net investment income (loss) A,B	.17	.15	.13	.18	.19
Net realized and unrealized gain (loss)	1.69	.42	1.45	(1.29)	(.08)
Total from investment operations	1.86	.57	1.58	(1.11)	.11
Distributions from net investment income	(.20)	(.18)	(.16)	(.20)	(.24)
Distributions from net realized gain	(.83)	(.12)	- C	(.78)	(1.15)
Total distributions	(1.02) D	(.30)	(.16)	(.98)	(1.39)
Net asset value, end of period	$14.76	$13.92	$13.65	$12.23	$14.32
Total Return E,F	13.80%	4.21%	12.97%	(7.61)%	.30%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.61%	1.64%	1.65%	1.66%	1.67%
Expenses net of fee waivers, if any	1.61%	1.64%	1.65%	1.66%	1.67%
Expenses net of all reductions, if any	1.61%	1.64%	1.65%	1.66%	1.67%
Net investment income (loss)	1.13%	1.04%	1.06%	1.50%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$40,700	$42,452	$48,603	$48,560	$58,820
Portfolio turnover rate I	19 % J	19% J	16%	22%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2030 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$14.48	$14.17	$12.67	$14.80	$16.03
Income from Investment Operations
Net investment income (loss) A,B	.37	.34	.31	.34	.39
Net realized and unrealized gain (loss)	1.77	.45	1.50	(1.34)	(.08)
Total from investment operations	2.14	.79	1.81	(1.00)	.31
Distributions from net investment income	(.38)	(.36)	(.30)	(.32)	(.39)
Distributions from net realized gain	(.83)	(.12)	- C	(.81)	(1.15)
Total distributions	(1.21)	(.48)	(.31) D	(1.13)	(1.54)
Net asset value, end of period	$15.41	$14.48	$14.17	$12.67	$14.80
Total Return E	15.25%	5.67%	14.38%	(6.51)%	1.56%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.36%	.36%	.37%	.45%	.46%
Expenses net of fee waivers, if any	.36%	.36%	.37%	.45%	.46%
Expenses net of all reductions, if any	.36%	.36%	.37%	.45%	.46%
Net investment income (loss)	2.38%	2.32%	2.34%	2.71%	2.45%
Supplemental Data
Net assets, end of period (000 omitted)	$702,566	$576,139	$349,494	$249,199	$226,612
Portfolio turnover rate H	19 % I	19% I	16%	22%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2030 Fund Class I

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$14.77	$14.28	$12.74	$14.87	$16.10
Income from Investment Operations
Net investment income (loss) A,B	.33	.30	.27	.32	.36
Net realized and unrealized gain (loss)	1.82	.45	1.52	(1.36)	(.08)
Total from investment operations	2.15	.75	1.79	(1.04)	.28
Distributions from net investment income	(.33)	(.14)	(.25)	(.30)	(.36)
Distributions from net realized gain	(.83)	(.12)	- C	(.80)	(1.15)
Total distributions	(1.16)	(.26)	(.25)	(1.09) D	(1.51)
Net asset value, end of period	$15.76	$14.77	$14.28	$12.74	$14.87
Total Return E	15.01%	5.27%	14.14%	(6.75)%	1.37%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.61%	.64%	.65%	.66%	.67%
Expenses net of fee waivers, if any	.61%	.64%	.65%	.66%	.67%
Expenses net of all reductions, if any	.61%	.64%	.65%	.66%	.67%
Net investment income (loss)	2.13%	2.05%	2.06%	2.50%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$103,247	$117,041	$737,653	$988,412	$1,242,060
Portfolio turnover rate H	19 % I	19% I	16%	22%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2030 Fund Class Z

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$14.37	$14.08	$12.60	$14.73	$15.98
Income from Investment Operations
Net investment income (loss) A,B	.33	.31	.28	.32	.37
Net realized and unrealized gain (loss)	1.76	.44	1.50	(1.33)	(.09)
Total from investment operations	2.09	.75	1.78	(1.01)	.28
Distributions from net investment income	(.35)	(.34)	(.29)	(.32)	(.38)
Distributions from net realized gain	(.83)	(.12)	- C	(.81)	(1.15)
Total distributions	(1.17) D	(.46)	(.30) D	(1.12) D	(1.53)
Net asset value, end of period	$15.29	$14.37	$14.08	$12.60	$14.73
Total Return E	15.05%	5.38%	14.21%	(6.61)%	1.37%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.55%	.56%	.57%	.57%	.58%
Expenses net of fee waivers, if any	.55%	.56%	.57%	.57%	.58%
Expenses net of all reductions, if any	.55%	.56%	.57%	.57%	.58%
Net investment income (loss)	2.19%	2.12%	2.14%	2.59%	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$654,298	$666,301	$421,162	$149,008	$102,337
Portfolio turnover rate H	19 % I	19% I	16%	22%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2035 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 29.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	132,900	1,321,030
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	9,671,371	73,308,989
Fidelity Series Emerging Markets Debt Fund (b)	1,803,264	15,093,322
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	451,503	4,208,012
Fidelity Series Floating Rate High Income Fund (b)	263,069	2,278,175
Fidelity Series High Income Fund (b)	1,764,608	15,528,549
Fidelity Series International Credit Fund (b)	172,133	1,449,361
Fidelity Series International Developed Markets Bond Index Fund (b)	16,379,944	138,738,126
Fidelity Series Investment Grade Bond Fund (b)	51,269,342	518,333,047
Fidelity Series Long-Term Treasury Bond Index Fund (b)	21,065,162	112,277,315
Fidelity Series Real Estate Income Fund (b)	266,146	2,664,117
TOTAL BOND FUNDS (Cost $959,782,824)		885,200,043

Domestic Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	11,971,027	181,480,766
Fidelity Advisor Series Growth Opportunities Fund (b)	8,003,544	128,216,776
Fidelity Series All-Sector Equity Fund (b)	6,493,143	83,436,884
Fidelity Series Commodity Strategy Fund (b)	185,388	20,794,929
Fidelity Series Intrinsic Opportunities Fund (b)	2,533,783	27,111,475
Fidelity Series Large Cap Stock Fund (b)	9,411,662	247,150,242
Fidelity Series Large Cap Value Index Fund (b)	1,253,013	23,306,050
Fidelity Series Opportunistic Insights Fund (b)	6,349,683	155,122,748
Fidelity Series Small Cap Core Fund (b)	452,498	6,280,678
Fidelity Series Small Cap Discovery Fund (b)	1,829,717	19,742,649
Fidelity Series Small Cap Opportunities Fund (b)	2,394,636	40,660,918
Fidelity Series Stock Selector Large Cap Value Fund (b)	9,980,161	140,520,667
Fidelity Series Value Discovery Fund (b)	8,332,875	140,158,951
TOTAL DOMESTIC EQUITY FUNDS (Cost $811,356,759)		1,213,983,733

International Equity Funds - 30.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	4,705,383	95,895,698
Fidelity Series Emerging Markets Fund (b)	4,823,648	60,826,196
Fidelity Series Emerging Markets Opportunities Fund (b)	9,297,969	241,654,220
Fidelity Series International Growth Fund (b)	9,127,911	170,965,766
Fidelity Series International Small Cap Fund (b)	1,686,771	29,484,755
Fidelity Series International Value Fund (b)	10,842,515	171,311,735
Fidelity Series Overseas Fund (b)	11,792,632	171,464,865
Fidelity Series Select International Small Cap Fund (b)	174,374	2,476,108
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $586,422,045)		944,079,343

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/2/2026 (d)	3.58	420,000	419,958
US Treasury Bills 0% 4/23/2026 (d)	3.63	4,000,000	3,991,127
US Treasury Bills 0% 4/30/2026 (d)	3.61	2,300,000	2,293,275
US Treasury Bills 0% 5/14/2026 (d)	3.63	220,000	219,043
US Treasury Bills 0% 5/7/2026 (d)	3.62	360,000	358,689
US Treasury Bills 0% 6/18/2026 (d)	3.66	140,000	138,909
US Treasury Bills 0% 6/25/2026 (d)	3.62	160,000	158,645
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,579,847)			7,579,646

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $8,107,899)	3.69	8,106,278	8,107,899

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,373,249,374)	3,058,950,664
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,159,159)
NET ASSETS - 100.0%	3,055,791,505

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	82	6/2026	11,894,510	101,276

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	1,028	6/2026	116,613,750	(2,266,565)
CBOT US Treasury Long Bond Contracts (United States)	200	6/2026	22,718,750	(276,360)

TOTAL INTEREST RATE CONTRACTS				(2,542,925)

TOTAL LONG				(2,441,649)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(197)	6/2026	(24,745,170)	(106,147)
CME E-Mini S&P 500 Index Contracts (United States)	(141)	6/2026	(46,323,788)	999,488

TOTAL SHORT				893,341

TOTAL FUTURES CONTRACTS				(1,548,308)
The notional amount of long futures as a percentage of Net Assets is 4.8%.
The notional amount of short futures as a percentage of Net Assets is 2.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,579,646.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,832,327	65,638,479	69,362,925	199,664	18	-	8,107,899	8,106,278	0.0%
Total	11,832,327	65,638,479	69,362,925	199,664	18	-	8,107,899

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	163,669,957	46,079,492	35,366,022	22,791,236	1,289,631	5,807,708	181,480,766	11,971,027
Fidelity Advisor Series Growth Opportunities Fund	114,279,814	36,942,501	33,546,703	17,324,160	6,642,106	3,899,058	128,216,776	8,003,544
Fidelity Advisor Series Small Cap Fund	650,617	-	634,755	-	41,117	(56,979)	-	-
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,383,558	104,727	166,451	(2,819)	4,252	50,195	1,321,030	132,900
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	37,806,680	41,633,069	4,734,689	2,449,788	(77,690)	(1,318,381)	73,308,989	9,671,371
Fidelity Series All-Sector Equity Fund	72,869,873	15,574,189	12,982,861	6,712,106	630,453	7,345,230	83,436,884	6,493,143
Fidelity Series Canada Fund	59,348,300	30,083,837	10,731,283	1,711,667	1,277,471	15,917,373	95,895,698	4,705,383
Fidelity Series Commodity Strategy Fund	5,569,669	15,664,999	3,927,090	162,600	375,896	3,111,455	20,794,929	185,388
Fidelity Series Emerging Markets Debt Fund	14,180,875	1,715,989	1,496,446	889,336	(8,186)	701,090	15,093,322	1,803,264
Fidelity Series Emerging Markets Debt Local Currency Fund	4,237,714	472,279	700,594	325,873	(36,614)	235,227	4,208,012	451,503
Fidelity Series Emerging Markets Fund	53,489,225	3,698,577	14,932,783	1,397,016	2,118,475	16,452,702	60,826,196	4,823,648
Fidelity Series Emerging Markets Opportunities Fund	214,085,623	20,620,289	64,257,294	5,806,458	13,955,127	57,250,475	241,654,220	9,297,969
Fidelity Series Floating Rate High Income Fund	2,316,655	282,294	273,551	177,719	(490)	(46,733)	2,278,175	263,069
Fidelity Series Government Money Market Fund	-	13,908,464	13,908,464	85,395	-	-	-	-
Fidelity Series High Income Fund	14,946,794	1,651,894	1,498,160	1,087,189	(1,597)	429,618	15,528,549	1,764,608
Fidelity Series International Credit Fund	1,388,439	65,157	9,456	65,156	987	4,234	1,449,361	172,133
Fidelity Series International Developed Markets Bond Index Fund	119,068,057	35,394,160	13,376,676	5,157,876	(302,770)	(2,044,645)	138,738,126	16,379,944
Fidelity Series International Growth Fund	153,516,249	40,054,130	31,568,175	13,413,344	4,225,612	4,737,950	170,965,766	9,127,911
Fidelity Series International Small Cap Fund	37,935,402	5,016,219	16,213,737	4,858,783	3,688,611	(941,740)	29,484,755	1,686,771
Fidelity Series International Value Fund	169,740,284	27,128,519	52,550,150	17,290,662	16,859,814	10,133,268	171,311,735	10,842,515
Fidelity Series Intrinsic Opportunities Fund	27,752,104	3,409,196	5,130,964	3,097,750	(83,799)	1,164,938	27,111,475	2,533,783
Fidelity Series Investment Grade Bond Fund	463,869,909	123,962,201	71,286,686	21,608,673	(2,344,222)	4,131,845	518,333,047	51,269,342
Fidelity Series Large Cap Stock Fund	221,480,874	37,894,796	49,001,330	23,517,874	10,539,811	26,236,091	247,150,242	9,411,662
Fidelity Series Large Cap Value Index Fund	22,020,095	2,537,840	3,891,757	816,890	420,436	2,219,436	23,306,050	1,253,013
Fidelity Series Long-Term Treasury Bond Index Fund	142,857,747	20,639,198	47,073,272	5,337,916	(15,996,264)	11,849,906	112,277,315	21,065,162
Fidelity Series Opportunistic Insights Fund	140,644,027	34,983,260	29,915,217	22,221,575	7,532,749	1,877,929	155,122,748	6,349,683
Fidelity Series Overseas Fund	156,206,283	32,700,415	20,106,567	14,141,385	3,512,331	(847,597)	171,464,865	11,792,632
Fidelity Series Real Estate Income Fund	2,677,696	253,681	276,146	149,107	3,214	5,672	2,664,117	266,146
Fidelity Series Select International Small Cap Fund	502,593	1,649,411	121,560	71,265	13,013	432,651	2,476,108	174,374
Fidelity Series Small Cap Core Fund	6,123,466	109,277	1,583,968	53,001	46,310	1,585,593	6,280,678	452,498
Fidelity Series Small Cap Discovery Fund	20,352,090	2,262,446	4,023,503	2,065,284	5,839	1,145,777	19,742,649	1,829,717
Fidelity Series Small Cap Opportunities Fund	39,750,709	2,205,538	11,432,127	1,857,343	3,590,415	6,546,383	40,660,918	2,394,636
Fidelity Series Stock Selector Large Cap Value Fund	129,553,092	27,823,723	21,758,865	14,753,346	740,568	4,162,149	140,520,667	9,980,161
Fidelity Series Value Discovery Fund	132,835,502	23,494,765	26,204,784	11,832,606	1,541,624	8,491,844	140,158,951	8,332,875
	2,747,109,972	650,016,532	604,682,086	223,227,560	60,204,230	190,669,722	3,043,263,119

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	885,200,043	885,200,043	-	-

Domestic Equity Funds	1,213,983,733	1,213,983,733	-	-

International Equity Funds	944,079,343	944,079,343	-	-

U.S. Treasury Obligations	7,579,646	-	7,579,646	-

Money Market Funds	8,107,899	8,107,899	-	-
Total Investments in Securities:	3,058,950,664	3,051,371,018	7,579,646	-
Derivative Instruments:

Assets
Futures Contracts	1,100,764	1,100,764	-	-
Total Assets	1,100,764	1,100,764	-	-

Liabilities
Futures Contracts	(2,649,072)	(2,649,072)	-	-
Total Liabilities	(2,649,072)	(2,649,072)	-	-
Total Derivative Instruments:	(1,548,308)	(1,548,308)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,100,764	(106,147)
Total Equity Risk	1,100,764	(106,147)
Interest Rate Risk
Futures Contracts (a)	-	(2,542,925)
Total Interest Rate Risk	-	(2,542,925)
Total Value of Derivatives	1,100,764	(2,649,072)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2035 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $7,579,847)	$7,579,646
Fidelity Central Funds (cost $8,107,899)	8,107,899
Other affiliated issuers (cost $2,357,561,628)	3,043,263,119

Total Investment in Securities (cost $2,373,249,374)		$3,058,950,664
Receivable for investments sold		25,246,092
Receivable for fund shares sold		1,824,242
Distributions receivable from Fidelity Central Funds		19,511
Total assets		3,086,040,509
Liabilities
Payable for investments purchased	$24,403,369
Payable for fund shares redeemed	2,667,346
Accrued management fee	1,451,879
Distribution and service plan fees payable	423,561
Payable for variation margin on futures contracts	1,302,849
Total liabilities		30,249,004
Net Assets		$3,055,791,505
Net Assets consist of:
Paid in capital		$2,252,697,209
Total accumulated earnings (loss)		803,094,296
Net Assets		$3,055,791,505

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,030,023,508 ÷ 64,478,766 shares)(a)		$15.97
Maximum offering price per share (100/94.25 of $15.97)		$16.94
Class M :
Net Asset Value and redemption price per share ($400,844,741 ÷ 25,649,308 shares)(a)		$15.63
Maximum offering price per share (100/96.50 of $15.63)		$16.20
Class C :
Net Asset Value and offering price per share ($43,655,152 ÷ 2,914,862 shares)(a)		$14.98
Class K6 :
Net Asset Value, offering price and redemption price per share ($783,669,057 ÷ 48,522,074 shares)		$16.15
Class I :
Net Asset Value, offering price and redemption price per share ($97,500,888 ÷ 5,910,257 shares)		$16.50
Class Z :
Net Asset Value, offering price and redemption price per share ($700,098,159 ÷ 43,881,262 shares)		$15.95
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$75,408,739
Interest		321,757
Income from Fidelity Central Funds		199,664
Total income		75,930,160
Expenses
Management fee	$17,106,418
Distribution and service plan fees	4,985,147
Independent trustees' fees and expenses	6,892
Total expenses before reductions	22,098,457
Expense reductions	(31)
Total expenses after reductions		22,098,426
Net Investment income (loss)		53,831,734
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	447
Redemptions in-kind	7,136,828
Fidelity Central Funds	18
Other affiliated issuers	53,067,402
Futures contracts	(3,054,005)
Capital gain distributions from underlying funds:
Affiliated issuers	147,818,821
Total net realized gain (loss)		204,969,511
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(44)
Affiliated issuers	190,669,722
Futures contracts	(2,364,730)
Total change in net unrealized appreciation (depreciation)		188,304,948
Net gain (loss)		393,274,459
Net increase (decrease) in net assets resulting from operations		$447,106,193
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$53,831,734	$48,728,774
Net realized gain (loss)	204,969,511	165,535,581
Change in net unrealized appreciation (depreciation)	188,304,948	(62,544,677)
Net increase (decrease) in net assets resulting from operations	447,106,193	151,719,678
Distributions to shareholders	(221,985,437)	(92,465,497)

Share transactions - net increase (decrease)	69,544,665	(221,285,677)
Total increase (decrease) in net assets	294,665,421	(162,031,496)

Net Assets
Beginning of period	2,761,126,084	2,923,157,580
End of period	$3,055,791,505	$2,761,126,084

Financial Highlights
Fidelity Advisor Freedom® 2035 Fund Class A

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$14.80	$14.53	$12.62	$14.90	$16.02
Income from Investment Operations
Net investment income (loss) A,B	.26	.23	.20	.24	.30
Net realized and unrealized gain (loss)	2.08	.51	1.91	(1.35)	.07
Total from investment operations	2.34	.74	2.11	(1.11)	.37
Distributions from net investment income	(.27)	(.23)	(.20)	(.24)	(.30) C
Distributions from net realized gain	(.91)	(.24)	(.01)	(.93)	(1.20) C
Total distributions	(1.17) D	(.47)	(.20) D	(1.17)	(1.49) D
Net asset value, end of period	$15.97	$14.80	$14.53	$12.62	$14.90
Total Return E,F	16.38%	5.14%	16.84%	(7.18)%	1.95%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.90%	.94%	.95%	.95%	.96%
Expenses net of fee waivers, if any	.90%	.94%	.95%	.95%	.96%
Expenses net of all reductions, if any	.90%	.94%	.95%	.95%	.96%
Net investment income (loss)	1.64%	1.54%	1.51%	1.90%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$1,030,024	$949,313	$1,013,340	$929,561	$1,068,426
Portfolio turnover rate I	20 % J	22% J	18%	22%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2035 Fund Class M

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$14.51	$14.26	$12.40	$14.67	$15.80
Income from Investment Operations
Net investment income (loss) A,B	.22	.19	.16	.20	.26
Net realized and unrealized gain (loss)	2.04	.50	1.88	(1.32)	.08
Total from investment operations	2.26	.69	2.04	(1.12)	.34
Distributions from net investment income	(.23)	(.21)	(.17)	(.22)	(.27) C
Distributions from net realized gain	(.91)	(.24)	(.01)	(.93)	(1.20) C
Total distributions	(1.14)	(.44) D	(.18)	(1.15)	(1.47)
Net asset value, end of period	$15.63	$14.51	$14.26	$12.40	$14.67
Total Return E,F	16.12%	4.91%	16.52%	(7.40)%	1.73%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.15%	1.19%	1.20%	1.20%	1.21%
Expenses net of fee waivers, if any	1.15%	1.19%	1.20%	1.20%	1.21%
Expenses net of all reductions, if any	1.15%	1.19%	1.20%	1.20%	1.21%
Net investment income (loss)	1.39%	1.29%	1.26%	1.65%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$400,845	$380,036	$400,376	$371,257	$408,691
Portfolio turnover rate I	20 % J	22% J	18%	22%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2035 Fund Class C

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.97	$13.76	$12.00	$14.26	$15.42
Income from Investment Operations
Net investment income (loss) A,B	.13	.11	.09	.14	.17
Net realized and unrealized gain (loss)	1.97	.49	1.81	(1.29)	.07
Total from investment operations	2.10	.60	1.90	(1.15)	.24
Distributions from net investment income	(.18)	(.16)	(.14)	(.18)	(.21) C
Distributions from net realized gain	(.91)	(.24)	(.01)	(.93)	(1.20) C
Total distributions	(1.09)	(.39) D	(.14) E	(1.11)	(1.40) E
Net asset value, end of period	$14.98	$13.97	$13.76	$12.00	$14.26
Total Return F,G	15.55%	4.43%	15.90%	(7.86)%	1.18%
Ratios to Average Net Assets A,D,H
Expenses before reductions	1.65%	1.69%	1.70%	1.70%	1.71%
Expenses net of fee waivers, if any	1.65%	1.69%	1.70%	1.70%	1.71%
Expenses net of all reductions, if any	1.65%	1.69%	1.70%	1.70%	1.71%
Net investment income (loss)	.89%	.79%	.76%	1.15%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$43,655	$41,005	$43,375	$39,813	$45,937
Portfolio turnover rate I	20 % J	22% J	18%	22%	27%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2035 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$14.95	$14.68	$12.74	$15.04	$16.14
Income from Investment Operations
Net investment income (loss) A,B	.34	.31	.27	.30	.38
Net realized and unrealized gain (loss)	2.12	.52	1.93	(1.36)	.08
Total from investment operations	2.46	.83	2.20	(1.06)	.46
Distributions from net investment income	(.35)	(.32)	(.26)	(.29)	(.37) C
Distributions from net realized gain	(.91)	(.24)	(.01)	(.95)	(1.20) C
Total distributions	(1.26)	(.56)	(.26) D	(1.24)	(1.56) D
Net asset value, end of period	$16.15	$14.95	$14.68	$12.74	$15.04
Total Return E	17.03%	5.73%	17.40%	(6.73)%	2.48%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.39%	.40%	.41%	.47%	.48%
Expenses net of fee waivers, if any	.39%	.40%	.41%	.47%	.48%
Expenses net of all reductions, if any	.39%	.40%	.41%	.47%	.48%
Net investment income (loss)	2.15%	2.08%	2.04%	2.38%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$783,669	$603,920	$366,977	$244,148	$222,126
Portfolio turnover rate H	20 % I	22% I	18%	22%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2035 Fund Class I

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$15.24	$14.74	$12.78	$15.07	$16.17
Income from Investment Operations
Net investment income (loss) A,B	.31	.27	.23	.27	.34
Net realized and unrealized gain (loss)	2.16	.52	1.94	(1.36)	.09
Total from investment operations	2.47	.79	2.17	(1.09)	.43
Distributions from net investment income	(.30)	(.05)	(.21)	(.26)	(.33) C
Distributions from net realized gain	(.91)	(.24)	(.01)	(.94)	(1.20) C
Total distributions	(1.21)	(.29)	(.21) D	(1.20)	(1.53)
Net asset value, end of period	$16.50	$15.24	$14.74	$12.78	$15.07
Total Return E	16.74%	5.41%	17.08%	(6.94)%	2.25%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.65%	.68% H	.70%	.70%	.71%
Expenses net of fee waivers, if any	.65%	.68% H	.70%	.70%	.71%
Expenses net of all reductions, if any	.65%	.68% H	.70%	.70%	.71%
Net investment income (loss)	1.89%	1.80%	1.76%	2.15%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$97,501	$103,908	$691,039	$901,367	$1,109,011
Portfolio turnover rate I	20 % J	22% J	18%	22%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2035 Fund Class Z

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$14.78	$14.53	$12.63	$14.93	$16.04
Income from Investment Operations
Net investment income (loss) A,B	.31	.28	.24	.28	.36
Net realized and unrealized gain (loss)	2.08	.51	1.92	(1.35)	.08
Total from investment operations	2.39	.79	2.16	(1.07)	.44
Distributions from net investment income	(.32)	(.30)	(.25)	(.28)	(.35) C
Distributions from net realized gain	(.91)	(.24)	(.01)	(.95)	(1.20) C
Total distributions	(1.22) D	(.54)	(.26)	(1.23)	(1.55)
Net asset value, end of period	$15.95	$14.78	$14.53	$12.63	$14.93
Total Return E	16.77%	5.50%	17.21%	(6.87)%	2.35%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.59%	.60% H	.60%	.61%	.61%
Expenses net of fee waivers, if any	.59%	.60% H	.60%	.61%	.61%
Expenses net of all reductions, if any	.59%	.60% H	.60%	.61%	.61%
Net investment income (loss)	1.95%	1.88%	1.85%	2.25%	2.22%
Supplemental Data
Net assets, end of period (000 omitted)	$700,098	$682,944	$408,050	$129,100	$97,458
Portfolio turnover rate I	20 % J	22% J	18%	22%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2040 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 14.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	121,781	1,210,506
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	157,104	1,190,851
Fidelity Series Emerging Markets Debt Fund (b)	1,782,090	14,916,097
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	437,032	4,073,142
Fidelity Series Floating Rate High Income Fund (b)	287,647	2,491,022
Fidelity Series High Income Fund (b)	1,679,860	14,782,769
Fidelity Series International Credit Fund (b)	155,137	1,306,254
Fidelity Series International Developed Markets Bond Index Fund (b)	9,606,653	81,368,349
Fidelity Series Investment Grade Bond Fund (b)	17,536,020	177,289,164
Fidelity Series Long-Term Treasury Bond Index Fund (b)	23,324,347	124,318,767
Fidelity Series Real Estate Income Fund (b)	256,834	2,570,906
TOTAL BOND FUNDS (Cost $460,225,634)		425,517,827

Domestic Equity Funds - 48.6%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	14,247,167	215,987,055
Fidelity Advisor Series Growth Opportunities Fund (b)	9,522,912	152,557,053
Fidelity Series All-Sector Equity Fund (b)	7,774,921	99,907,729
Fidelity Series Commodity Strategy Fund (b)	179,419	20,125,443
Fidelity Series Intrinsic Opportunities Fund (b)	3,021,557	32,330,655
Fidelity Series Large Cap Stock Fund (b)	11,222,314	294,697,957
Fidelity Series Large Cap Value Index Fund (b)	1,491,365	27,739,385
Fidelity Series Opportunistic Insights Fund (b)	7,555,928	184,591,312
Fidelity Series Small Cap Core Fund (b)	544,635	7,559,529
Fidelity Series Small Cap Discovery Fund (b)	2,182,501	23,549,184
Fidelity Series Small Cap Opportunities Fund (b)	2,864,628	48,641,387
Fidelity Series Stock Selector Large Cap Value Fund (b)	11,874,769	167,196,752
Fidelity Series Value Discovery Fund (b)	9,913,890	166,751,629
TOTAL DOMESTIC EQUITY FUNDS (Cost $991,391,075)		1,441,635,070

International Equity Funds - 36.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	5,311,237	108,243,007
Fidelity Series Emerging Markets Fund (b)	5,577,239	70,328,980
Fidelity Series Emerging Markets Opportunities Fund (b)	10,673,991	277,417,022
Fidelity Series International Growth Fund (b)	10,711,105	200,618,990
Fidelity Series International Small Cap Fund (b)	1,623,610	28,380,706
Fidelity Series International Value Fund (b)	12,723,576	201,032,502
Fidelity Series Overseas Fund (b)	13,838,292	201,208,771
Fidelity Series Select International Small Cap Fund (b)	166,972	2,371,000
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $690,684,253)		1,089,600,978

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/2/2026 (d)	3.58	360,000	359,964
US Treasury Bills 0% 4/23/2026 (d)	3.63	3,810,000	3,801,549
US Treasury Bills 0% 4/30/2026 (d)	3.61	2,360,000	2,353,100
US Treasury Bills 0% 4/9/2026 (d)	3.55	20,000	19,984
US Treasury Bills 0% 5/14/2026 (d)	3.62 to 3.63	370,000	368,391
US Treasury Bills 0% 5/7/2026 (d)	3.62	490,000	488,215
US Treasury Bills 0% 6/18/2026 (d)	3.66	30,000	29,766
US Treasury Bills 0% 6/25/2026 (d)	3.62	130,000	128,899
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,550,089)			7,549,868

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $8,258,885)	3.69	8,257,234	8,258,885

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,158,109,936)	2,972,562,628
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,230,838)
NET ASSETS - 100.0%	2,969,331,790

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	94	6/2026	13,635,170	108,508

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	997	6/2026	113,097,188	(2,198,216)
CBOT US Treasury Long Bond Contracts (United States)	194	6/2026	22,037,188	(267,094)

TOTAL INTEREST RATE CONTRACTS				(2,465,310)

TOTAL LONG				(2,356,802)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(222)	6/2026	(27,885,420)	(122,093)
CME E-Mini S&P 500 Index Contracts (United States)	(123)	6/2026	(40,410,113)	919,245

TOTAL SHORT				797,152

TOTAL FUTURES CONTRACTS				(1,559,650)
The notional amount of long futures as a percentage of Net Assets is 5.0%.
The notional amount of short futures as a percentage of Net Assets is 2.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,549,868.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,143,785	65,147,559	68,032,471	194,715	12	-	8,258,885	8,257,234	0.0%
Total	11,143,785	65,147,559	68,032,471	194,715	12	-	8,258,885

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	188,341,489	54,552,948	34,356,665	27,234,154	1,654,502	5,794,781	215,987,055	14,247,167
Fidelity Advisor Series Growth Opportunities Fund	131,740,577	43,618,018	34,464,532	20,701,979	5,466,806	6,196,184	152,557,053	9,522,912
Fidelity Advisor Series Small Cap Fund	643,925	-	628,226	-	40,694	(56,393)	-	-
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,299,885	95,419	183,736	43,860	3,216	92	1,210,506	121,781
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,245,273	109,097	137,048	51,865	(21,790)	(4,681)	1,190,851	157,104
Fidelity Series All-Sector Equity Fund	84,294,013	19,303,640	12,782,395	8,040,625	784,263	8,308,208	99,907,729	7,774,921
Fidelity Series Canada Fund	67,866,304	32,247,689	11,553,892	1,970,986	1,288,367	18,394,539	108,243,007	5,311,237
Fidelity Series Commodity Strategy Fund	5,232,978	15,299,926	3,806,745	155,057	393,849	3,005,435	20,125,443	179,419
Fidelity Series Emerging Markets Debt Fund	13,250,209	2,235,497	1,219,637	854,277	(14,162)	664,190	14,916,097	1,782,090
Fidelity Series Emerging Markets Debt Local Currency Fund	4,028,313	446,545	586,146	313,025	(31,208)	215,638	4,073,142	437,032
Fidelity Series Emerging Markets Fund	59,127,741	4,741,617	14,774,414	1,617,004	1,996,401	19,237,635	70,328,980	5,577,239
Fidelity Series Emerging Markets Opportunities Fund	236,653,377	22,783,208	63,394,023	6,729,343	12,037,078	69,337,382	277,417,022	10,673,991
Fidelity Series Floating Rate High Income Fund	2,485,821	288,936	232,452	193,565	(3,759)	(47,524)	2,491,022	287,647
Fidelity Series Government Money Market Fund	-	13,567,143	13,567,143	84,210	-	-	-	-
Fidelity Series High Income Fund	14,042,801	1,577,672	1,242,978	1,031,359	12,002	393,272	14,782,769	1,679,860
Fidelity Series International Credit Fund	1,253,436	58,822	10,733	58,821	924	3,805	1,306,254	155,137
Fidelity Series International Developed Markets Bond Index Fund	57,308,532	30,636,889	5,177,438	2,742,681	(17,650)	(1,381,984)	81,368,349	9,606,653
Fidelity Series International Growth Fund	176,737,363	43,416,572	29,533,180	15,999,013	2,511,732	7,486,503	200,618,990	10,711,105
Fidelity Series International Small Cap Fund	36,475,548	5,654,625	16,152,683	4,717,812	3,127,347	(724,131)	28,380,706	1,623,610
Fidelity Series International Value Fund	191,208,356	28,656,955	49,846,297	20,618,441	14,912,735	16,100,753	201,032,502	12,723,576
Fidelity Series Intrinsic Opportunities Fund	31,802,951	4,239,984	4,949,306	3,683,485	(45,030)	1,282,056	32,330,655	3,021,557
Fidelity Series Investment Grade Bond Fund	133,662,819	65,504,169	22,397,884	6,910,398	151,289	368,771	177,289,164	17,536,020
Fidelity Series Large Cap Stock Fund	254,596,495	44,906,048	47,688,495	27,927,369	9,095,418	33,788,491	294,697,957	11,222,314
Fidelity Series Large Cap Value Index Fund	25,276,381	3,605,910	4,268,301	976,003	266,261	2,859,134	27,739,385	1,491,365
Fidelity Series Long-Term Treasury Bond Index Fund	138,160,819	29,528,065	39,096,932	5,429,844	(13,049,018)	8,775,833	124,318,767	23,324,347
Fidelity Series Opportunistic Insights Fund	161,957,683	39,872,455	27,542,288	26,546,652	3,276,146	7,027,316	184,591,312	7,555,928
Fidelity Series Overseas Fund	178,500,791	39,455,208	19,240,414	16,867,654	2,132,529	360,657	201,208,771	13,838,292
Fidelity Series Real Estate Income Fund	2,556,392	239,157	233,268	143,739	2,687	5,938	2,570,906	256,834
Fidelity Series Select International Small Cap Fund	472,707	1,591,267	115,150	69,252	7,397	414,779	2,371,000	166,972
Fidelity Series Small Cap Core Fund	7,033,516	205,256	1,605,029	63,314	69,350	1,856,436	7,559,529	544,635
Fidelity Series Small Cap Discovery Fund	23,321,224	2,729,801	3,830,512	2,457,636	53,336	1,275,335	23,549,184	2,182,501
Fidelity Series Small Cap Opportunities Fund	45,551,728	2,968,836	11,872,133	2,212,298	3,055,602	8,937,354	48,641,387	2,864,628
Fidelity Series Stock Selector Large Cap Value Fund	149,254,312	37,227,815	24,842,732	17,663,355	701,443	4,855,914	167,196,752	11,874,769
Fidelity Series Value Discovery Fund	152,228,570	31,728,529	28,903,727	14,170,236	1,415,997	10,282,260	166,751,629	9,913,890
	2,577,612,329	623,093,718	530,236,534	238,279,312	51,274,754	235,013,978	2,956,753,875

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	425,517,827	425,517,827	-	-

Domestic Equity Funds	1,441,635,070	1,441,635,070	-	-

International Equity Funds	1,089,600,978	1,089,600,978	-	-

U.S. Treasury Obligations	7,549,868	-	7,549,868	-

Money Market Funds	8,258,885	8,258,885	-	-
Total Investments in Securities:	2,972,562,628	2,965,012,760	7,549,868	-
Derivative Instruments:

Assets
Futures Contracts	1,027,753	1,027,753	-	-
Total Assets	1,027,753	1,027,753	-	-

Liabilities
Futures Contracts	(2,587,403)	(2,587,403)	-	-
Total Liabilities	(2,587,403)	(2,587,403)	-	-
Total Derivative Instruments:	(1,559,650)	(1,559,650)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,027,753	(122,093)
Total Equity Risk	1,027,753	(122,093)
Interest Rate Risk
Futures Contracts (a)	-	(2,465,310)
Total Interest Rate Risk	-	(2,465,310)
Total Value of Derivatives	1,027,753	(2,587,403)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2040 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $7,550,089)	$7,549,868
Fidelity Central Funds (cost $8,258,885)	8,258,885
Other affiliated issuers (cost $2,142,300,962)	2,956,753,875

Total Investment in Securities (cost $2,158,109,936)		$2,972,562,628
Receivable for investments sold		17,539,073
Receivable for fund shares sold		2,348,180
Distributions receivable from Fidelity Central Funds		19,467
Total assets		2,992,469,348
Liabilities
Payable for investments purchased	$17,156,584
Payable for fund shares redeemed	2,731,144
Accrued management fee	1,487,965
Distribution and service plan fees payable	420,138
Payable for variation margin on futures contracts	1,341,727
Total liabilities		23,137,558
Net Assets		$2,969,331,790
Net Assets consist of:
Paid in capital		$2,011,535,971
Total accumulated earnings (loss)		957,795,819
Net Assets		$2,969,331,790

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,017,178,957 ÷ 55,055,711 shares)(a)		$18.48
Maximum offering price per share (100/94.25 of $18.48)		$19.61
Class M :
Net Asset Value and redemption price per share ($411,239,947 ÷ 22,579,242 shares)(a)		$18.21
Maximum offering price per share (100/96.50 of $18.21)		$18.87
Class C :
Net Asset Value and offering price per share ($37,267,709 ÷ 2,139,878 shares)(a)		$17.42
Class K6 :
Net Asset Value, offering price and redemption price per share ($740,487,201 ÷ 39,619,452 shares)		$18.69
Class I :
Net Asset Value, offering price and redemption price per share ($101,350,433 ÷ 5,319,390 shares)		$19.05
Class Z :
Net Asset Value, offering price and redemption price per share ($661,807,543 ÷ 35,871,259 shares)		$18.45
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$62,652,879
Interest		311,872
Income from Fidelity Central Funds		194,715
Total income		63,159,466
Expenses
Management fee	$17,471,178
Distribution and service plan fees	4,937,670
Independent trustees' fees and expenses	6,637
Total expenses before reductions	22,415,485
Expense reductions	(21)
Total expenses after reductions		22,415,464
Net Investment income (loss)		40,744,002
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	392
Redemptions in-kind	10,259,701
Fidelity Central Funds	12
Other affiliated issuers	41,015,053
Futures contracts	(2,388,713)
Capital gain distributions from underlying funds:
Affiliated issuers	175,626,433
Total net realized gain (loss)		224,512,878
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(69)
Affiliated issuers	235,013,978
Futures contracts	(2,489,398)
Total change in net unrealized appreciation (depreciation)		232,524,511
Net gain (loss)		457,037,389
Net increase (decrease) in net assets resulting from operations		$497,781,391
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,744,002	$35,480,480
Net realized gain (loss)	224,512,878	182,913,190
Change in net unrealized appreciation (depreciation)	232,524,511	(71,598,340)
Net increase (decrease) in net assets resulting from operations	497,781,391	146,795,330
Distributions to shareholders	(208,347,490)	(70,479,351)

Share transactions - net increase (decrease)	88,967,219	(236,730,334)
Total increase (decrease) in net assets	378,401,120	(160,414,355)

Net Assets
Beginning of period	2,590,930,670	2,751,345,025
End of period	$2,969,331,790	$2,590,930,670

Financial Highlights
Fidelity Advisor Freedom® 2040 Fund Class A

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$16.69	$16.26	$13.72	$16.37	$17.54
Income from Investment Operations
Net investment income (loss) A,B	.23	.20	.17	.23	.32
Net realized and unrealized gain (loss)	2.88	.66	2.55	(1.48)	.23
Total from investment operations	3.11	.86	2.72	(1.25)	.55
Distributions from net investment income	(.25)	(.22)	(.17)	(.23)	(.34)
Distributions from net realized gain	(1.07)	(.22)	(.01)	(1.17)	(1.38)
Total distributions	(1.32)	(.43) C	(.18)	(1.40)	(1.72)
Net asset value, end of period	$18.48	$16.69	$16.26	$13.72	$16.37
Total Return D,E	19.37%	5.34%	19.88%	(7.31)%	2.74%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.92%	.98%	.99%	1.00%	1.00%
Expenses net of fee waivers, if any	.92%	.98%	.99%	1.00%	1.00%
Expenses net of all reductions, if any	.92%	.98%	.99%	1.00%	1.00%
Net investment income (loss)	1.26%	1.16%	1.15%	1.72%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$1,017,179	$922,710	$969,710	$850,228	$963,236
Portfolio turnover rate H	18 % I	24% I	18%	22%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2040 Fund Class M

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$16.49	$16.08	$13.58	$16.22	$17.40
Income from Investment Operations
Net investment income (loss) A,B	.18	.15	.13	.20	.27
Net realized and unrealized gain (loss)	2.83	.67	2.52	(1.48)	.23
Total from investment operations	3.01	.82	2.65	(1.28)	.50
Distributions from net investment income	(.22)	(.19)	(.14)	(.21)	(.30)
Distributions from net realized gain	(1.07)	(.22)	(.01)	(1.16)	(1.38)
Total distributions	(1.29)	(.41)	(.15)	(1.36) C	(1.68)
Net asset value, end of period	$18.21	$16.49	$16.08	$13.58	$16.22
Total Return D,E	18.98%	5.10%	19.58%	(7.55)%	2.50%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.17%	1.23%	1.24%	1.25%	1.25%
Expenses net of fee waivers, if any	1.17%	1.23%	1.24%	1.25%	1.25%
Expenses net of all reductions, if any	1.17%	1.23%	1.24%	1.25%	1.25%
Net investment income (loss)	1.01%	.91%	.90%	1.47%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$411,240	$366,757	$380,249	$343,213	$386,534
Portfolio turnover rate H	18 % I	24% I	18%	22%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2040 Fund Class C

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$15.84	$15.48	$13.10	$15.71	$16.91
Income from Investment Operations
Net investment income (loss) A,B	.09	.07	.06	.12	.18
Net realized and unrealized gain (loss)	2.72	.63	2.42	(1.42)	.22
Total from investment operations	2.81	.70	2.48	(1.30)	.40
Distributions from net investment income	(.16)	(.13)	(.10)	(.16)	(.22)
Distributions from net realized gain	(1.07)	(.22)	(.01)	(1.15)	(1.38)
Total distributions	(1.23)	(.34) C	(.10) C	(1.31)	(1.60)
Net asset value, end of period	$17.42	$15.84	$15.48	$13.10	$15.71
Total Return D,E	18.47%	4.58%	18.99%	(7.98)%	1.98%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.67%	1.73%	1.74%	1.75%	1.75%
Expenses net of fee waivers, if any	1.67%	1.73%	1.74%	1.75%	1.75%
Expenses net of all reductions, if any	1.67%	1.73%	1.74%	1.75%	1.75%
Net investment income (loss)	.51%	.41%	.40%	.97%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$37,268	$35,226	$39,480	$36,592	$42,441
Portfolio turnover rate H	18 % I	24% I	18%	22%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2040 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$16.85	$16.41	$13.82	$16.50	$17.64
Income from Investment Operations
Net investment income (loss) A,B	.32	.29	.25	.30	.41
Net realized and unrealized gain (loss)	2.91	.67	2.58	(1.50)	.24
Total from investment operations	3.23	.96	2.83	(1.20)	.65
Distributions from net investment income	(.32)	(.30)	(.24)	(.28)	(.41)
Distributions from net realized gain	(1.07)	(.22)	(.01)	(1.19)	(1.38)
Total distributions	(1.39)	(.52)	(.24) C	(1.48) C	(1.79)
Net asset value, end of period	$18.69	$16.85	$16.41	$13.82	$16.50
Total Return D	19.92%	5.88%	20.62%	(6.90)%	3.31%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.43%	.44%	.44%	.49%	.49%
Expenses net of fee waivers, if any	.43%	.44%	.44%	.49%	.49%
Expenses net of all reductions, if any	.43%	.44%	.44%	.49%	.49%
Net investment income (loss)	1.75%	1.70%	1.70%	2.22%	2.32%
Supplemental Data
Net assets, end of period (000 omitted)	$740,487	$550,982	$349,244	$227,592	$200,666
Portfolio turnover rate G	18 % H	24% H	18%	22%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2040 Fund Class I

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$17.16	$16.48	$13.87	$16.54	$17.69
Income from Investment Operations
Net investment income (loss) A,B	.28	.24	.21	.27	.37
Net realized and unrealized gain (loss)	2.96	.68	2.59	(1.51)	.23
Total from investment operations	3.24	.92	2.80	(1.24)	.60
Distributions from net investment income	(.28)	(.02)	(.18)	(.25)	(.37)
Distributions from net realized gain	(1.07)	(.22)	(.01)	(1.18)	(1.38)
Total distributions	(1.35)	(.24)	(.19)	(1.43)	(1.75)
Net asset value, end of period	$19.05	$17.16	$16.48	$13.87	$16.54
Total Return C	19.62%	5.60%	20.25%	(7.15)%	3.03%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.67%	.72% F	.74%	.75%	.75%
Expenses net of fee waivers, if any	.67%	.72% F	.74%	.75%	.75%
Expenses net of all reductions, if any	.67%	.72% F	.74%	.75%	.75%
Net investment income (loss)	1.51%	1.42%	1.40%	1.97%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$101,350	$110,910	$656,311	$801,257	$1,000,722
Portfolio turnover rate G	18 % H	24% H	18%	22%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2040 Fund Class Z

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$16.66	$16.24	$13.70	$16.38	$17.54
Income from Investment Operations
Net investment income (loss) A,B	.28	.25	.22	.28	.38
Net realized and unrealized gain (loss)	2.87	.67	2.56	(1.50)	.24
Total from investment operations	3.15	.92	2.78	(1.22)	.62
Distributions from net investment income	(.29)	(.28)	(.23)	(.27)	(.40)
Distributions from net realized gain	(1.07)	(.22)	(.01)	(1.19)	(1.38)
Total distributions	(1.36)	(.50)	(.24)	(1.46)	(1.78)
Net asset value, end of period	$18.45	$16.66	$16.24	$13.70	$16.38
Total Return C	19.67%	5.71%	20.40%	(7.05)%	3.14%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.62%	.63%	.64%	.64%	.64%
Expenses net of fee waivers, if any	.62%	.63%	.64%	.64%	.64%
Expenses net of all reductions, if any	.62%	.63%	.64%	.64%	.64%
Net investment income (loss)	1.56%	1.51%	1.50%	2.07%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$661,808	$604,345	$356,351	$109,386	$80,498
Portfolio turnover rate F	18 % G	24% G	18%	22%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2045 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 5.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	118,432	897,717
Fidelity Series Emerging Markets Debt Fund (b)	1,320,449	11,052,161
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	331,224	3,087,006
Fidelity Series Floating Rate High Income Fund (b)	215,003	1,861,928
Fidelity Series High Income Fund (b)	1,315,678	11,577,968
Fidelity Series International Credit Fund (b)	92,495	778,809
Fidelity Series International Developed Markets Bond Index Fund (b)	2,932,967	24,842,228
Fidelity Series Long-Term Treasury Bond Index Fund (b)	11,620,006	61,934,633
Fidelity Series Real Estate Income Fund (b)	192,121	1,923,129
TOTAL BOND FUNDS (Cost $131,160,658)		117,955,579

Domestic Equity Funds - 54.2%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	12,124,710	183,810,598
Fidelity Advisor Series Growth Opportunities Fund (b)	8,115,204	130,005,565
Fidelity Series All-Sector Equity Fund (b)	6,595,295	84,749,541
Fidelity Series Commodity Strategy Fund (b)	135,974	15,252,194
Fidelity Series Intrinsic Opportunities Fund (b)	2,562,683	27,420,706
Fidelity Series Large Cap Stock Fund (b)	9,523,093	250,076,412
Fidelity Series Large Cap Value Index Fund (b)	1,265,348	23,535,466
Fidelity Series Opportunistic Insights Fund (b)	6,433,427	157,168,628
Fidelity Series Small Cap Core Fund (b)	461,957	6,411,958
Fidelity Series Small Cap Discovery Fund (b)	1,851,142	19,973,822
Fidelity Series Small Cap Opportunities Fund (b)	2,429,817	41,258,298
Fidelity Series Stock Selector Large Cap Value Fund (b)	10,074,819	141,853,457
Fidelity Series Value Discovery Fund (b)	8,411,033	141,473,574
TOTAL DOMESTIC EQUITY FUNDS (Cost $892,347,677)		1,222,990,219

International Equity Funds - 40.2%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	4,407,375	89,822,294
Fidelity Series Emerging Markets Fund (b)	4,648,626	58,619,178
Fidelity Series Emerging Markets Opportunities Fund (b)	8,923,904	231,932,272
Fidelity Series International Growth Fund (b)	8,922,863	167,125,222
Fidelity Series International Small Cap Fund (b)	1,247,548	21,807,139
Fidelity Series International Value Fund (b)	10,625,341	167,880,388
Fidelity Series Overseas Fund (b)	11,528,086	167,618,376
Fidelity Series Select International Small Cap Fund (b)	127,955	1,816,962
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $604,737,952)		906,621,831

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/16/2026 (d)	3.60	340,000	339,486
US Treasury Bills 0% 4/23/2026 (d)	3.63	2,810,000	2,803,767
US Treasury Bills 0% 4/30/2026 (d)	3.61	1,860,000	1,854,562
US Treasury Bills 0% 4/9/2026 (d)	3.54	210,000	209,832
US Treasury Bills 0% 5/14/2026 (d)	3.62 to 3.64	470,000	467,956
US Treasury Bills 0% 5/28/2026 (d)	3.62	110,000	109,367
US Treasury Bills 0% 5/7/2026 (d)	3.62	320,000	318,834
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,104,000)			6,103,804

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $4,814,710)	3.69	4,813,748	4,814,710

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,639,164,997)	2,258,486,143
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,877,341)
NET ASSETS - 100.0%	2,256,608,802

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	128	6/2026	18,567,040	102,378
ICE MSCI Emerging Markets Index Contracts (United States)	22	6/2026	1,600,060	46,550

TOTAL EQUITY CONTRACTS				148,928

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	541	6/2026	61,369,688	(1,192,813)
CBOT US Treasury Long Bond Contracts (United States)	439	6/2026	49,867,656	(1,320,251)

TOTAL INTEREST RATE CONTRACTS				(2,513,064)

TOTAL LONG				(2,364,136)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(183)	6/2026	(22,986,630)	(100,390)
CME E-Mini S&P 500 Index Contracts (United States)	(74)	6/2026	(24,311,775)	378,252

TOTAL SHORT				277,862

TOTAL FUTURES CONTRACTS				(2,086,274)
The notional amount of long futures as a percentage of Net Assets is 5.8%.
The notional amount of short futures as a percentage of Net Assets is 2.1%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,051,846.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,060,306	51,927,133	55,172,749	146,082	20	-	4,814,710	4,813,748	0.0%
Total	8,060,306	51,927,133	55,172,749	146,082	20	-	4,814,710

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	153,275,092	51,167,570	25,695,688	23,105,348	1,030,343	4,033,281	183,810,598	12,124,710
Fidelity Advisor Series Growth Opportunities Fund	107,206,769	39,258,092	25,078,615	17,563,964	3,302,807	5,316,512	130,005,565	8,115,204
Fidelity Advisor Series Small Cap Fund	259,405	-	253,081	-	16,394	(22,718)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	924,553	103,766	110,604	37,154	(14,517)	(3,799)	897,717	118,432
Fidelity Series All-Sector Equity Fund	68,587,701	16,852,669	7,801,037	6,817,998	551,029	6,559,179	84,749,541	6,595,295
Fidelity Series Canada Fund	55,105,984	29,408,891	11,009,166	1,676,014	1,081,297	15,235,288	89,822,294	4,407,375
Fidelity Series Commodity Strategy Fund	3,889,786	11,819,187	3,044,897	116,467	315,953	2,272,165	15,252,194	135,974
Fidelity Series Emerging Markets Debt Fund	9,816,116	1,763,971	1,018,556	638,928	(2,037)	492,667	11,052,161	1,320,449
Fidelity Series Emerging Markets Debt Local Currency Fund	2,944,240	381,774	366,610	230,498	(18,090)	145,692	3,087,006	331,224
Fidelity Series Emerging Markets Fund	47,134,118	5,567,107	11,354,216	1,344,943	1,113,192	16,158,977	58,619,178	4,648,626
Fidelity Series Emerging Markets Opportunities Fund	188,650,175	22,593,965	45,491,721	5,602,247	6,390,678	59,789,175	231,932,272	8,923,904
Fidelity Series Floating Rate High Income Fund	1,836,956	251,893	188,721	143,694	(3,869)	(34,331)	1,861,928	215,003
Fidelity Series Government Money Market Fund	-	7,883,001	7,883,001	46,960	-	-	-	-
Fidelity Series High Income Fund	10,438,218	1,876,628	1,031,972	785,185	8,889	286,205	11,577,968	1,315,678
Fidelity Series International Credit Fund	750,350	35,214	9,608	35,212	827	2,026	778,809	92,495
Fidelity Series International Developed Markets Bond Index Fund	17,296,034	10,013,163	2,075,402	730,661	(17,214)	(374,353)	24,842,228	2,932,967
Fidelity Series International Growth Fund	143,676,121	37,144,927	21,424,645	13,334,676	2,065,860	5,662,959	167,125,222	8,922,863
Fidelity Series International Small Cap Fund	25,426,480	4,205,612	9,533,744	3,507,716	1,434,580	274,211	21,807,139	1,247,548
Fidelity Series International Value Fund	152,950,132	25,740,904	35,807,331	17,256,750	8,768,523	16,228,160	167,880,388	10,625,341
Fidelity Series Intrinsic Opportunities Fund	25,884,792	4,065,980	3,515,922	3,078,871	(9,903)	995,759	27,420,706	2,562,683
Fidelity Series Investment Grade Bond Fund	444,938	1,412,769	1,878,859	12,541	22,043	(891)	-	-
Fidelity Series Large Cap Stock Fund	207,199,040	43,380,579	35,451,304	23,397,802	4,525,056	30,423,041	250,076,412	9,523,093
Fidelity Series Large Cap Value Index Fund	20,572,484	3,469,597	3,078,622	828,396	190,888	2,381,119	23,535,466	1,265,348
Fidelity Series Long-Term Treasury Bond Index Fund	84,144,650	17,285,303	36,901,291	3,117,172	(12,262,087)	9,668,058	61,934,633	11,620,006
Fidelity Series Opportunistic Insights Fund	131,800,291	38,465,862	20,745,807	22,527,460	1,424,169	6,224,113	157,168,628	6,433,427
Fidelity Series Overseas Fund	145,052,138	35,526,544	14,477,685	14,058,775	1,317,802	199,577	167,618,376	11,528,086
Fidelity Series Real Estate Income Fund	1,891,593	215,170	189,618	106,957	3,601	2,383	1,923,129	192,121
Fidelity Series Select International Small Cap Fund	350,825	1,213,974	64,738	52,053	4,145	312,756	1,816,962	127,955
Fidelity Series Small Cap Core Fund	5,683,389	314,716	1,172,190	53,745	57,818	1,528,225	6,411,958	461,957
Fidelity Series Small Cap Discovery Fund	18,966,362	2,737,016	2,763,917	2,073,415	39,195	995,166	19,973,822	1,851,142
Fidelity Series Small Cap Opportunities Fund	37,075,620	3,043,549	8,792,411	1,861,748	1,814,411	8,117,129	41,258,298	2,429,817
Fidelity Series Stock Selector Large Cap Value Fund	121,458,595	37,472,399	21,320,444	15,017,599	465,032	3,777,875	141,853,457	10,074,819
Fidelity Series Value Discovery Fund	123,899,197	32,353,070	24,304,439	12,050,445	989,389	8,536,357	141,473,574	8,411,033
	1,914,592,144	487,024,862	383,835,862	191,211,394	24,606,204	205,181,963	2,247,567,629

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	117,955,579	117,955,579	-	-

Domestic Equity Funds	1,222,990,219	1,222,990,219	-	-

International Equity Funds	906,621,831	906,621,831	-	-

U.S. Treasury Obligations	6,103,804	-	6,103,804	-

Money Market Funds	4,814,710	4,814,710	-	-
Total Investments in Securities:	2,258,486,143	2,252,382,339	6,103,804	-
Derivative Instruments:

Assets
Futures Contracts	527,180	527,180	-	-
Total Assets	527,180	527,180	-	-

Liabilities
Futures Contracts	(2,613,454)	(2,613,454)	-	-
Total Liabilities	(2,613,454)	(2,613,454)	-	-
Total Derivative Instruments:	(2,086,274)	(2,086,274)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	527,180	(100,390)
Total Equity Risk	527,180	(100,390)
Interest Rate Risk
Futures Contracts (a)	-	(2,513,064)
Total Interest Rate Risk	-	(2,513,064)
Total Value of Derivatives	527,180	(2,613,454)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2045 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $6,104,000)	$6,103,804
Fidelity Central Funds (cost $4,814,710)	4,814,710
Other affiliated issuers (cost $1,628,246,287)	2,247,567,629

Total Investment in Securities (cost $1,639,164,997)		$2,258,486,143
Receivable for investments sold		12,714,841
Receivable for fund shares sold		1,360,409
Distributions receivable from Fidelity Central Funds		13,133
Total assets		2,272,574,526
Liabilities
Payable for investments purchased	$11,430,618
Payable for fund shares redeemed	2,645,420
Accrued management fee	1,150,306
Distribution and service plan fees payable	282,647
Payable for variation margin on futures contracts	456,733
Total liabilities		15,965,724
Net Assets		$2,256,608,802
Net Assets consist of:
Paid in capital		$1,526,709,732
Total accumulated earnings (loss)		729,899,070
Net Assets		$2,256,608,802

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($676,555,012 ÷ 44,606,268 shares)(a)		$15.17
Maximum offering price per share (100/94.25 of $15.17)		$16.10
Class M :
Net Asset Value and redemption price per share ($277,567,148 ÷ 18,656,750 shares)(a)		$14.88
Maximum offering price per share (100/96.50 of $14.88)		$15.42
Class C :
Net Asset Value and offering price per share ($26,002,064 ÷ 1,806,748 shares)(a)		$14.39
Class K6 :
Net Asset Value, offering price and redemption price per share ($657,891,804 ÷ 42,730,485 shares)		$15.40
Class I :
Net Asset Value, offering price and redemption price per share ($72,976,525 ÷ 4,662,836 shares)		$15.65
Class Z :
Net Asset Value, offering price and redemption price per share ($545,616,249 ÷ 36,222,468 shares)		$15.06
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$43,345,541
Interest		257,032
Income from Fidelity Central Funds		146,082
Total income		43,748,655
Expenses
Management fee	$13,330,281
Distribution and service plan fees	3,280,512
Independent trustees' fees and expenses	4,995
Total expenses before reductions	16,615,788
Expense reductions	(14)
Total expenses after reductions		16,615,774
Net Investment income (loss)		27,132,881
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	278
Redemptions in-kind	12,778,729
Fidelity Central Funds	20
Other affiliated issuers	11,827,475
Futures contracts	(581,575)
Capital gain distributions from underlying funds:
Affiliated issuers	147,865,853
Total net realized gain (loss)		171,890,780
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(78)
Affiliated issuers	205,181,963
Futures contracts	(2,680,621)
Total change in net unrealized appreciation (depreciation)		202,501,264
Net gain (loss)		374,392,044
Net increase (decrease) in net assets resulting from operations		$401,524,925
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,132,881	$24,252,562
Net realized gain (loss)	171,890,780	129,552,925
Change in net unrealized appreciation (depreciation)	202,501,264	(44,329,224)
Net increase (decrease) in net assets resulting from operations	401,524,925	109,476,263
Distributions to shareholders	(140,583,882)	(30,667,705)

Share transactions - net increase (decrease)	70,805,682	(184,863,849)
Total increase (decrease) in net assets	331,746,725	(106,055,291)

Net Assets
Beginning of period	1,924,862,077	2,030,917,368
End of period	$2,256,608,802	$1,924,862,077

Financial Highlights
Fidelity Advisor Freedom® 2045 Fund Class A

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.42	$12.92	$10.83	$12.91	$13.79
Income from Investment Operations
Net investment income (loss) A,B	.16	.14	.12	.18	.25
Net realized and unrealized gain (loss)	2.55	.55	2.13	(1.17)	.18
Total from investment operations	2.71	.69	2.25	(.99)	.43
Distributions from net investment income	(.18)	(.15)	(.13)	(.18)	(.27)
Distributions from net realized gain	(.78)	(.04)	(.03)	(.91)	(1.05)
Total distributions	(.96)	(.19)	(.16)	(1.09)	(1.31) C
Net asset value, end of period	$15.17	$13.42	$12.92	$10.83	$12.91
Total Return D,E	20.94%	5.36%	20.93%	(7.29)%	2.77%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.94%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	.94%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions, if any	.94%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.07%	1.02%	1.07%	1.70%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$676,555	$593,661	$621,916	$530,585	$604,140
Portfolio turnover rate H	16 % I	25% I	18%	22%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2045 Fund Class M

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.19	$12.71	$10.66	$12.73	$13.62
Income from Investment Operations
Net investment income (loss) A,B	.12	.10	.09	.15	.22
Net realized and unrealized gain (loss)	2.50	.55	2.10	(1.15)	.18
Total from investment operations	2.62	.65	2.19	(1.00)	.40
Distributions from net investment income	(.15)	(.13)	(.11)	(.16)	(.24)
Distributions from net realized gain	(.78)	(.04)	(.03)	(.90)	(1.05)
Total distributions	(.93)	(.17)	(.14)	(1.07) C	(1.29)
Net asset value, end of period	$14.88	$13.19	$12.71	$10.66	$12.73
Total Return D,E	20.66%	5.11%	20.67%	(7.56)%	2.54%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.19%	1.25%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.19%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions, if any	1.19%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	.82%	.77%	.82%	1.45%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$277,567	$242,953	$256,439	$225,283	$250,719
Portfolio turnover rate H	16 % I	25% I	18%	22%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2045 Fund Class C

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.80	$12.36	$10.39	$12.44	$13.36
Income from Investment Operations
Net investment income (loss) A,B	.04	.04	.03	.10	.14
Net realized and unrealized gain (loss)	2.43	.52	2.04	(1.13)	.17
Total from investment operations	2.47	.56	2.07	(1.03)	.31
Distributions from net investment income	(.10)	(.08)	(.07)	(.12)	(.19)
Distributions from net realized gain	(.78)	(.04)	(.03)	(.90)	(1.05)
Total distributions	(.88)	(.12)	(.10)	(1.02)	(1.23) C
Net asset value, end of period	$14.39	$12.80	$12.36	$10.39	$12.44
Total Return D,E	20.06%	4.55%	20.04%	(8.00)%	1.96%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.69%	1.75%	1.75%	1.74%	1.75%
Expenses net of fee waivers, if any	1.69%	1.75%	1.75%	1.74%	1.75%
Expenses net of all reductions, if any	1.69%	1.75%	1.75%	1.74%	1.75%
Net investment income (loss)	.31%	.27%	.32%	.95%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$26,002	$24,883	$26,934	$24,500	$28,993
Portfolio turnover rate H	16 % I	25% I	18%	22%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2045 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.59	$13.08	$10.94	$13.02	$13.88
Income from Investment Operations
Net investment income (loss) A,B	.23	.21	.19	.24	.32
Net realized and unrealized gain (loss)	2.59	.56	2.16	(1.18)	.19
Total from investment operations	2.82	.77	2.35	(.94)	.51
Distributions from net investment income	(.23)	(.22)	(.18)	(.23)	(.32)
Distributions from net realized gain	(.78)	(.04)	(.03)	(.91)	(1.05)
Total distributions	(1.01)	(.26)	(.21)	(1.14)	(1.37)
Net asset value, end of period	$15.40	$13.59	$13.08	$10.94	$13.02
Total Return C	21.56%	5.90%	21.68%	(6.86)%	3.32%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.45%	.45%	.49%	.49%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.49%	.49%
Expenses net of all reductions, if any	.45%	.45%	.45%	.49%	.49%
Net investment income (loss)	1.56%	1.57%	1.61%	2.21%	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$657,892	$521,845	$321,977	$209,539	$171,735
Portfolio turnover rate F	16 % G	25% G	18%	22%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2045 Fund Class I

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.81	$13.10	$10.95	$13.04	$13.91
Income from Investment Operations
Net investment income (loss) A,B	.20	.17	.15	.21	.29
Net realized and unrealized gain (loss)	2.62	.56	2.17	(1.18)	.18
Total from investment operations	2.82	.73	2.32	(.97)	.47
Distributions from net investment income	(.20)	-	(.13)	(.20)	(.29)
Distributions from net realized gain	(.78)	(.02)	(.03)	(.92)	(1.05)
Total distributions	(.98)	(.02)	(.17) C	(1.12)	(1.34)
Net asset value, end of period	$15.65	$13.81	$13.10	$10.95	$13.04
Total Return D	21.21%	5.61%	21.32%	(7.09)%	3.02%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.69%	.74% G	.75%	.75%	.75%
Expenses net of fee waivers, if any	.69%	.74% G	.75%	.75%	.75%
Expenses net of all reductions, if any	.69%	.74% G	.75%	.75%	.75%
Net investment income (loss)	1.32%	1.28%	1.32%	1.95%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$72,977	$65,963	$518,540	$622,744	$752,617
Portfolio turnover rate H	16 % I	25% I	18%	22%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2045 Fund Class Z

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.32	$12.84	$10.76	$12.91	$13.79
Income from Investment Operations
Net investment income (loss) A,B	.20	.18	.16	.22	.30
Net realized and unrealized gain (loss)	2.53	.55	2.13	(1.17)	.18
Total from investment operations	2.73	.73	2.29	(.95)	.48
Distributions from net investment income	(.21)	(.21)	(.18)	(.22)	(.31)
Distributions from net realized gain	(.78)	(.04)	(.03)	(.98)	(1.05)
Total distributions	(.99)	(.25)	(.21)	(1.20)	(1.36)
Net asset value, end of period	$15.06	$13.32	$12.84	$10.76	$12.91
Total Return C	21.29%	5.67%	21.48%	(6.96)%	3.12%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.64%	.65% F	.65% F	.64%	.64%
Expenses net of fee waivers, if any	.64%	.65% F	.65% F	.64%	.64%
Expenses net of all reductions, if any	.64%	.65% F	.65% F	.64%	.64%
Net investment income (loss)	1.36%	1.37%	1.42%	2.06%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$545,616	$475,557	$285,111	$83,488	$65,648
Portfolio turnover rate G	16 % H	25% H	18%	22%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2050 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 3.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	105,752	801,598
Fidelity Series Emerging Markets Debt Fund (b)	1,251,219	10,472,700
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	295,536	2,754,392
Fidelity Series Floating Rate High Income Fund (b)	192,093	1,663,523
Fidelity Series High Income Fund (b)	1,188,982	10,463,045
Fidelity Series International Credit Fund (b)	72,282	608,614
Fidelity Series International Developed Markets Bond Index Fund (b)	1,417,878	12,009,431
Fidelity Series Long-Term Treasury Bond Index Fund (b)	7,169,497	38,213,422
Fidelity Series Real Estate Income Fund (b)	171,583	1,717,545
TOTAL BOND FUNDS (Cost $83,219,621)		78,704,270

Domestic Equity Funds - 55.0%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	10,970,562	166,313,724
Fidelity Advisor Series Growth Opportunities Fund (b)	7,333,348	117,480,229
Fidelity Series All-Sector Equity Fund (b)	5,948,130	76,433,471
Fidelity Series Commodity Strategy Fund (b)	121,319	13,608,392
Fidelity Series Intrinsic Opportunities Fund (b)	2,325,500	24,882,852
Fidelity Series Large Cap Stock Fund (b)	8,634,360	226,738,289
Fidelity Series Large Cap Value Index Fund (b)	1,148,114	21,354,914
Fidelity Series Opportunistic Insights Fund (b)	5,818,164	142,137,738
Fidelity Series Small Cap Core Fund (b)	419,172	5,818,109
Fidelity Series Small Cap Discovery Fund (b)	1,679,829	18,125,353
Fidelity Series Small Cap Opportunities Fund (b)	2,204,859	37,438,503
Fidelity Series Stock Selector Large Cap Value Fund (b)	9,143,644	128,742,513
Fidelity Series Value Discovery Fund (b)	7,633,574	128,396,721
TOTAL DOMESTIC EQUITY FUNDS (Cost $825,230,868)		1,107,470,808

International Equity Funds - 40.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	3,981,336	81,139,622
Fidelity Series Emerging Markets Fund (b)	4,207,791	53,060,242
Fidelity Series Emerging Markets Opportunities Fund (b)	8,075,707	209,887,620
Fidelity Series International Growth Fund (b)	8,090,667	151,538,191
Fidelity Series International Small Cap Fund (b)	1,097,833	19,190,122
Fidelity Series International Value Fund (b)	9,629,064	152,139,208
Fidelity Series Overseas Fund (b)	10,453,231	151,989,985
Fidelity Series Select International Small Cap Fund (b)	113,008	1,604,711
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $557,477,325)		820,549,701

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/16/2026 (d)	3.60	290,000	289,562
US Treasury Bills 0% 4/23/2026 (d)	3.63	2,530,000	2,524,388
US Treasury Bills 0% 4/30/2026 (d)	3.61	1,670,000	1,665,117
US Treasury Bills 0% 4/9/2026	3.54	240,000	239,807
US Treasury Bills 0% 5/14/2026 (d)	3.62 to 3.64	860,000	856,260
US Treasury Bills 0% 5/7/2026 (d)	3.62	280,000	278,980
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,854,302)			5,854,114

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $3,178,384)	3.69	3,177,749	3,178,384

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,474,960,500)	2,015,757,277
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,531,334)
NET ASSETS - 100.0%	2,014,225,943

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	118	6/2026	17,116,490	95,805
ICE MSCI Emerging Markets Index Contracts (United States)	20	6/2026	1,454,600	42,310

TOTAL EQUITY CONTRACTS				138,115

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	409	6/2026	46,395,938	(901,775)
CBOT US Treasury Long Bond Contracts (United States)	404	6/2026	45,891,875	(1,465,098)
CBOT US Treasury Ultra Bond Contracts (United States)	131	6/2026	15,236,938	(35,891)

TOTAL INTEREST RATE CONTRACTS				(2,402,764)

TOTAL LONG				(2,264,649)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(164)	6/2026	(20,600,040)	(90,098)
CME E-Mini S&P 500 Index Contracts (United States)	(59)	6/2026	(19,383,713)	196,166

TOTAL SHORT				106,068

TOTAL FUTURES CONTRACTS				(2,158,581)
The notional amount of long futures as a percentage of Net Assets is 6.3%.
The notional amount of short futures as a percentage of Net Assets is 2.0%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,604,322.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,174,342	46,779,480	50,775,452	127,824	14	-	3,178,384	3,177,749	0.0%
Total	7,174,342	46,779,480	50,775,452	127,824	14	-	3,178,384

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	137,730,082	46,809,148	22,826,566	20,757,722	1,070,807	3,530,253	166,313,724	10,970,562
Fidelity Advisor Series Growth Opportunities Fund	96,333,390	35,363,310	22,011,606	15,779,490	2,850,862	4,944,273	117,480,229	7,333,348
Fidelity Advisor Series Small Cap Fund	235,082	-	229,351	-	14,857	(20,588)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	833,108	92,262	106,084	33,298	(15,708)	(460)	801,598	105,752
Fidelity Series All-Sector Equity Fund	61,630,541	15,618,948	7,263,038	6,116,553	525,726	5,921,294	76,433,471	5,948,130
Fidelity Series Canada Fund	49,522,293	26,760,153	9,837,535	1,506,872	961,008	13,733,703	81,139,622	3,981,336
Fidelity Series Commodity Strategy Fund	3,495,332	10,518,154	2,719,355	104,908	278,227	2,036,034	13,608,392	121,319
Fidelity Series Emerging Markets Debt Fund	8,836,361	2,191,852	990,160	588,022	25,934	408,713	10,472,700	1,251,219
Fidelity Series Emerging Markets Debt Local Currency Fund	2,648,650	340,382	350,886	206,485	(12,171)	128,417	2,754,392	295,536
Fidelity Series Emerging Markets Fund	42,354,409	4,545,106	9,376,824	1,202,134	906,502	14,631,049	53,060,242	4,207,791
Fidelity Series Emerging Markets Opportunities Fund	169,519,784	19,527,685	38,550,888	5,025,225	5,120,371	54,270,668	209,887,620	8,075,707
Fidelity Series Floating Rate High Income Fund	1,653,879	224,769	180,958	129,035	(606)	(33,561)	1,663,523	192,093
Fidelity Series Government Money Market Fund	-	1,957,131	1,957,131	5,946	-	-	-	-
Fidelity Series High Income Fund	9,379,615	1,810,249	992,672	707,269	14,040	251,813	10,463,045	1,188,982
Fidelity Series International Credit Fund	586,765	27,536	7,921	27,536	682	1,552	608,614	72,282
Fidelity Series International Developed Markets Bond Index Fund	15,638,193	2,633,371	6,006,893	624,787	(215,302)	(39,938)	12,009,431	1,417,878
Fidelity Series International Growth Fund	129,134,954	34,574,167	19,092,686	11,956,954	1,444,649	5,477,107	151,538,191	8,090,667
Fidelity Series International Small Cap Fund	22,840,856	3,639,792	8,826,073	3,143,001	1,210,580	324,967	19,190,122	1,097,833
Fidelity Series International Value Fund	137,399,708	23,043,407	30,774,155	15,511,002	7,562,600	14,907,648	152,139,208	9,629,064
Fidelity Series Intrinsic Opportunities Fund	23,259,890	3,761,873	3,023,052	2,767,653	9,686	874,455	24,882,852	2,325,500
Fidelity Series Investment Grade Bond Fund	406,014	1,481,558	1,904,868	10,950	18,104	(808)	-	-
Fidelity Series Large Cap Stock Fund	186,185,678	40,671,883	31,543,249	21,028,569	3,554,138	27,869,839	226,738,289	8,634,360
Fidelity Series Large Cap Value Index Fund	18,486,257	3,186,605	2,631,871	744,612	161,384	2,152,539	21,354,914	1,148,114
Fidelity Series Long-Term Treasury Bond Index Fund	75,611,251	14,929,457	50,225,373	2,604,171	(17,520,848)	15,418,935	38,213,422	7,169,497
Fidelity Series Opportunistic Insights Fund	118,432,960	35,046,778	18,273,906	20,248,188	1,356,410	5,575,496	142,137,738	5,818,164
Fidelity Series Overseas Fund	130,342,985	34,134,946	13,819,449	12,605,609	1,209,852	121,651	151,989,985	10,453,231
Fidelity Series Real Estate Income Fund	1,701,896	191,609	181,780	95,874	(3,213)	9,033	1,717,545	171,583
Fidelity Series Select International Small Cap Fund	315,229	1,103,131	100,514	46,790	6,700	280,165	1,604,711	113,008
Fidelity Series Small Cap Core Fund	5,109,142	276,401	994,603	48,334	49,222	1,377,947	5,818,109	419,172
Fidelity Series Small Cap Discovery Fund	17,043,856	2,545,197	2,390,637	1,863,964	42,587	884,350	18,125,353	1,679,829
Fidelity Series Small Cap Opportunities Fund	33,315,933	2,755,630	7,566,067	1,673,895	1,428,013	7,504,994	37,438,503	2,204,859
Fidelity Series Stock Selector Large Cap Value Fund	109,139,916	35,031,663	19,253,036	13,518,296	443,422	3,380,548	128,742,513	9,143,644
Fidelity Series Value Discovery Fund	111,334,687	30,443,489	21,993,778	10,837,062	1,007,778	7,604,545	128,396,721	7,633,574
	1,720,458,696	435,237,642	356,002,965	171,520,206	13,506,293	193,526,633	2,006,724,779

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	78,704,270	78,704,270	-	-

Domestic Equity Funds	1,107,470,808	1,107,470,808	-	-

International Equity Funds	820,549,701	820,549,701	-	-

U.S. Treasury Obligations	5,854,114	-	5,854,114	-

Money Market Funds	3,178,384	3,178,384	-	-
Total Investments in Securities:	2,015,757,277	2,009,903,163	5,854,114	-
Derivative Instruments:

Assets
Futures Contracts	334,281	334,281	-	-
Total Assets	334,281	334,281	-	-

Liabilities
Futures Contracts	(2,492,862)	(2,492,862)	-	-
Total Liabilities	(2,492,862)	(2,492,862)	-	-
Total Derivative Instruments:	(2,158,581)	(2,158,581)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	334,281	(90,098)
Total Equity Risk	334,281	(90,098)
Interest Rate Risk
Futures Contracts (a)	-	(2,402,764)
Total Interest Rate Risk	-	(2,402,764)
Total Value of Derivatives	334,281	(2,492,862)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2050 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,854,302)	$5,854,114
Fidelity Central Funds (cost $3,178,384)	3,178,384
Other affiliated issuers (cost $1,465,927,814)	2,006,724,779

Total Investment in Securities (cost $1,474,960,500)		$2,015,757,277
Receivable for investments sold		14,964,818
Receivable for fund shares sold		1,496,940
Distributions receivable from Fidelity Central Funds		9,667
Total assets		2,032,228,702
Liabilities
Payable for investments purchased	$14,248,255
Payable for fund shares redeemed	2,213,689
Accrued management fee	1,023,582
Distribution and service plan fees payable	250,445
Payable for variation margin on futures contracts	266,788
Total liabilities		18,002,759
Net Assets		$2,014,225,943
Net Assets consist of:
Paid in capital		$1,378,174,568
Total accumulated earnings (loss)		636,051,375
Net Assets		$2,014,225,943

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($597,169,664 ÷ 39,089,573 shares)(a)		$15.28
Maximum offering price per share (100/94.25 of $15.28)		$16.21
Class M :
Net Asset Value and redemption price per share ($232,787,953 ÷ 15,457,569 shares)(a)		$15.06
Maximum offering price per share (100/96.50 of $15.06)		$15.61
Class C :
Net Asset Value and offering price per share ($30,703,921 ÷ 2,106,048 shares)(a)		$14.58
Class K6 :
Net Asset Value, offering price and redemption price per share ($599,197,455 ÷ 38,725,403 shares)		$15.47
Class I :
Net Asset Value, offering price and redemption price per share ($60,702,765 ÷ 3,854,973 shares)		$15.75
Class Z :
Net Asset Value, offering price and redemption price per share ($493,664,185 ÷ 32,305,880 shares)		$15.28
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$38,670,171
Interest		233,592
Income from Fidelity Central Funds		127,824
Total income		39,031,587
Expenses
Management fee	$11,969,686
Distribution and service plan fees	2,930,504
Independent trustees' fees and expenses	4,480
Total expenses before reductions	14,904,670
Expense reductions	(34)
Total expenses after reductions		14,904,636
Net Investment income (loss)		24,126,951
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	246
Redemptions in-kind	12,095,592
Fidelity Central Funds	14
Other affiliated issuers	1,410,701
Futures contracts	(934,133)
Capital gain distributions from underlying funds:
Affiliated issuers	132,850,035
Total net realized gain (loss)		145,422,455
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(83)
Affiliated issuers	193,526,633
Futures contracts	(2,693,777)
Total change in net unrealized appreciation (depreciation)		190,832,773
Net gain (loss)		336,255,228
Net increase (decrease) in net assets resulting from operations		$360,382,179
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,126,951	$21,616,640
Net realized gain (loss)	145,422,455	118,186,007
Change in net unrealized appreciation (depreciation)	190,832,773	(43,944,822)
Net increase (decrease) in net assets resulting from operations	360,382,179	95,857,825
Distributions to shareholders	(118,741,542)	(26,931,732)

Share transactions - net increase (decrease)	42,917,833	(126,281,496)
Total increase (decrease) in net assets	284,558,470	(57,355,403)

Net Assets
Beginning of period	1,729,667,473	1,787,022,876
End of period	$2,014,225,943	$1,729,667,473

Financial Highlights
Fidelity Advisor Freedom® 2050 Fund Class A

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.47	$12.97	$10.86	$12.92	$13.78
Income from Investment Operations
Net investment income (loss) A,B	.16	.14	.12	.18	.25
Net realized and unrealized gain (loss)	2.56	.55	2.14	(1.16)	.18
Total from investment operations	2.72	.69	2.26	(.98)	.43
Distributions from net investment income	(.18)	(.15)	(.13)	(.18)	(.27)
Distributions from net realized gain	(.73)	(.04)	(.02)	(.90)	(1.02)
Total distributions	(.91)	(.19)	(.15)	(1.08)	(1.29)
Net asset value, end of period	$15.28	$13.47	$12.97	$10.86	$12.92
Total Return C,D	20.91%	5.33%	20.94%	(7.27)%	2.76%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.94%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	.94%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions, if any	.94%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.06%	1.03%	1.07%	1.72%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$597,170	$535,583	$542,389	$461,666	$500,298
Portfolio turnover rate G	17 % H	25% H	17%	21%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2050 Fund Class M

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.30	$12.82	$10.74	$12.79	$13.66
Income from Investment Operations
Net investment income (loss) A,B	.12	.10	.09	.15	.22
Net realized and unrealized gain (loss)	2.52	.55	2.12	(1.15)	.18
Total from investment operations	2.64	.65	2.21	(1.00)	.40
Distributions from net investment income	(.15)	(.13)	(.11)	(.16)	(.24)
Distributions from net realized gain	(.73)	(.04)	(.02)	(.89)	(1.02)
Total distributions	(.88)	(.17)	(.13)	(1.05)	(1.27) C
Net asset value, end of period	$15.06	$13.30	$12.82	$10.74	$12.79
Total Return D,E	20.61%	5.04%	20.67%	(7.50)%	2.51%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.19%	1.25%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.19%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions, if any	1.19%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	.81%	.78%	.82%	1.47%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$232,788	$201,607	$203,975	$184,687	$201,272
Portfolio turnover rate H	17 % I	25% I	17%	21%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2050 Fund Class C

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.93	$12.48	$10.48	$12.52	$13.41
Income from Investment Operations
Net investment income (loss) A,B	.04	.04	.04	.10	.15
Net realized and unrealized gain (loss)	2.44	.53	2.05	(1.13)	.17
Total from investment operations	2.48	.57	2.09	(1.03)	.32
Distributions from net investment income	(.11)	(.08)	(.07)	(.12)	(.19)
Distributions from net realized gain	(.73)	(.04)	(.02)	(.89)	(1.02)
Total distributions	(.83) C	(.12)	(.09)	(1.01)	(1.21)
Net asset value, end of period	$14.58	$12.93	$12.48	$10.48	$12.52
Total Return D,E	19.95%	4.56%	20.06%	(7.95)%	2.01%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.69%	1.75%	1.75%	1.75%	1.75%
Expenses net of fee waivers, if any	1.69%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions, if any	1.69%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	.31%	.28%	.32%	.96%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$30,704	$27,806	$29,090	$25,587	$29,875
Portfolio turnover rate H	17 % I	25% I	17%	21%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2050 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.62	$13.10	$10.95	$13.03	$13.87
Income from Investment Operations
Net investment income (loss) A,B	.23	.22	.19	.24	.33
Net realized and unrealized gain (loss)	2.58	.56	2.16	(1.18)	.18
Total from investment operations	2.81	.78	2.35	(.94)	.51
Distributions from net investment income	(.24)	(.22)	(.18)	(.22)	(.33)
Distributions from net realized gain	(.73)	(.04)	(.02)	(.91)	(1.02)
Total distributions	(.96) C	(.26)	(.20)	(1.14) C	(1.35)
Net asset value, end of period	$15.47	$13.62	$13.10	$10.95	$13.03
Total Return D	21.42%	5.95%	21.65%	(6.84)%	3.30%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45%	.45%	.45%	.49%	.49%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.49%	.49%
Expenses net of all reductions, if any	.45%	.45%	.45%	.49%	.49%
Net investment income (loss)	1.55%	1.57%	1.62%	2.22%	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$599,197	$461,916	$292,908	$186,355	$146,454
Portfolio turnover rate G	17 % H	25% H	17%	21%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2050 Fund Class I

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.85	$13.14	$10.98	$13.05	$13.90
Income from Investment Operations
Net investment income (loss) A,B	.20	.17	.15	.21	.29
Net realized and unrealized gain (loss)	2.63	.57	2.17	(1.18)	.18
Total from investment operations	2.83	.74	2.32	(.97)	.47
Distributions from net investment income	(.20)	-	(.14)	(.20)	(.30)
Distributions from net realized gain	(.73)	(.03)	(.02)	(.90)	(1.02)
Total distributions	(.93)	(.03)	(.16)	(1.10)	(1.32)
Net asset value, end of period	$15.75	$13.85	$13.14	$10.98	$13.05
Total Return C	21.18%	5.66%	21.27%	(7.07)%	3.01%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.69%	.74% F	.75%	.75%	.75%
Expenses net of fee waivers, if any	.69%	.74% F	.75%	.75%	.75%
Expenses net of all reductions, if any	.69%	.74% F	.75%	.75%	.75%
Net investment income (loss)	1.31%	1.29%	1.32%	1.97%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$60,703	$66,672	$486,408	$552,808	$662,945
Portfolio turnover rate G	17 % H	25% H	17%	21%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2050 Fund Class Z

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.46	$12.97	$10.87	$12.94	$13.80
Income from Investment Operations
Net investment income (loss) A,B	.20	.19	.16	.22	.30
Net realized and unrealized gain (loss)	2.56	.55	2.14	(1.17)	.18
Total from investment operations	2.76	.74	2.30	(.95)	.48
Distributions from net investment income	(.21)	(.21)	(.18)	(.21)	(.32)
Distributions from net realized gain	(.73)	(.04)	(.02)	(.91)	(1.02)
Total distributions	(.94)	(.25)	(.20)	(1.12)	(1.34)
Net asset value, end of period	$15.28	$13.46	$12.97	$10.87	$12.94
Total Return C	21.26%	5.69%	21.34%	(6.93)%	3.10%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.64%	.65% F	.65% F	.64%	.64%
Expenses net of fee waivers, if any	.64%	.65% F	.65% F	.64%	.64%
Expenses net of all reductions, if any	.64%	.65% F	.65% F	.64%	.64%
Net investment income (loss)	1.35%	1.38%	1.42%	2.07%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$493,664	$436,084	$232,253	$67,385	$49,713
Portfolio turnover rate G	17 % H	25% H	17%	21%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2055 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 2.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	86,226	653,590
Fidelity Series Emerging Markets Debt Fund (b)	909,477	7,612,325
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	211,360	1,969,878
Fidelity Series Floating Rate High Income Fund (b)	143,133	1,239,532
Fidelity Series High Income Fund (b)	864,523	7,607,803
Fidelity Series International Credit Fund (b)	32,552	274,084
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,868,934	15,291,417
Fidelity Series Real Estate Income Fund (b)	123,534	1,236,573
TOTAL BOND FUNDS (Cost $37,130,393)		35,885,202

Domestic Equity Funds - 55.9%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	7,979,164	120,964,131
Fidelity Advisor Series Growth Opportunities Fund (b)	5,339,483	85,538,521
Fidelity Series All-Sector Equity Fund (b)	4,338,520	55,749,988
Fidelity Series Commodity Strategy Fund (b)	86,762	9,732,135
Fidelity Series Intrinsic Opportunities Fund (b)	1,682,804	18,006,008
Fidelity Series Large Cap Stock Fund (b)	6,268,439	164,609,212
Fidelity Series Large Cap Value Index Fund (b)	833,096	15,495,585
Fidelity Series Opportunistic Insights Fund (b)	4,233,555	103,425,761
Fidelity Series Small Cap Core Fund (b)	304,044	4,220,132
Fidelity Series Small Cap Discovery Fund (b)	1,216,928	13,130,656
Fidelity Series Small Cap Opportunities Fund (b)	1,599,405	27,157,899
Fidelity Series Stock Selector Large Cap Value Fund (b)	6,634,939	93,419,940
Fidelity Series Value Discovery Fund (b)	5,539,133	93,168,223
TOTAL DOMESTIC EQUITY FUNDS (Cost $647,269,368)		804,618,191

International Equity Funds - 41.3%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	2,882,348	58,742,250
Fidelity Series Emerging Markets Fund (b)	3,037,573	38,303,790
Fidelity Series Emerging Markets Opportunities Fund (b)	5,836,188	151,682,526
Fidelity Series International Growth Fund (b)	5,891,017	110,338,750
Fidelity Series International Small Cap Fund (b)	784,786	13,718,055
Fidelity Series International Value Fund (b)	7,012,275	110,793,945
Fidelity Series Overseas Fund (b)	7,611,066	110,664,894
Fidelity Series Select International Small Cap Fund (b)	80,853	1,148,116
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $431,123,536)		595,392,326

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/16/2026 (d)	3.60	190,000	189,712
US Treasury Bills 0% 4/23/2026 (d)	3.63	1,790,000	1,786,030
US Treasury Bills 0% 4/30/2026 (d)	3.61	1,210,000	1,206,462
US Treasury Bills 0% 4/9/2026 (d)	3.54	260,000	259,791
US Treasury Bills 0% 5/14/2026 (d)	3.63 to 3.64	630,000	627,261
US Treasury Bills 0% 5/7/2026 (d)	3.62	200,000	199,272
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,268,661)			4,268,528

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $2,128,776)	3.69	2,128,350	2,128,776

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,121,920,734)	1,442,293,023
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,140,980)
NET ASSETS - 100.0%	1,441,152,043

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	79	6/2026	11,459,345	38,402
ICE MSCI Emerging Markets Index Contracts (United States)	29	6/2026	2,109,170	31,687

TOTAL EQUITY CONTRACTS				70,089

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	145	6/2026	16,448,438	(319,700)
CBOT US Treasury Long Bond Contracts (United States)	453	6/2026	51,457,969	(1,449,539)
CBOT US Treasury Ultra Bond Contracts (United States)	103	6/2026	11,980,188	(28,084)

TOTAL INTEREST RATE CONTRACTS				(1,797,323)

TOTAL LONG				(1,727,234)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(117)	6/2026	(14,696,370)	(63,117)
CME E-Mini S&P 500 Index Contracts (United States)	(40)	6/2026	(13,141,500)	152,487

TOTAL SHORT				89,370

TOTAL FUTURES CONTRACTS				(1,637,864)
The notional amount of long futures as a percentage of Net Assets is 6.4%.
The notional amount of short futures as a percentage of Net Assets is 1.9%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,152,621.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,973,649	33,205,802	36,050,662	88,352	(13)	-	2,128,776	2,128,350	0.0%
Total	4,973,649	33,205,802	36,050,662	88,352	(13)	-	2,128,776

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	95,647,028	38,281,576	15,510,707	14,835,208	646,644	1,899,590	120,964,131	7,979,164
Fidelity Advisor Series Growth Opportunities Fund	66,898,676	28,716,839	14,920,758	11,277,391	1,207,014	3,636,750	85,538,521	5,339,483
Fidelity Advisor Series Small Cap Fund	157,835	-	153,987	-	9,975	(13,823)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	580,012	162,242	74,011	25,199	(4,556)	(9,039)	653,590	86,226
Fidelity Series All-Sector Equity Fund	42,798,995	13,779,979	5,066,312	4,395,304	287,705	3,949,621	55,749,988	4,338,520
Fidelity Series Canada Fund	34,390,857	21,344,165	7,318,756	1,074,617	717,730	9,608,254	58,742,250	2,882,348
Fidelity Series Commodity Strategy Fund	2,427,363	7,556,454	1,896,475	75,567	191,947	1,452,846	9,732,135	86,762
Fidelity Series Emerging Markets Debt Fund	6,144,513	1,866,093	701,257	418,291	20,844	282,132	7,612,325	909,477
Fidelity Series Emerging Markets Debt Local Currency Fund	1,842,990	297,170	248,896	146,532	(4,866)	83,480	1,969,878	211,360
Fidelity Series Emerging Markets Fund	29,413,388	4,207,514	6,237,641	857,377	473,034	10,447,495	38,303,790	3,037,573
Fidelity Series Emerging Markets Opportunities Fund	117,724,476	18,872,990	26,647,031	3,584,967	2,780,578	38,951,513	151,682,526	5,836,188
Fidelity Series Floating Rate High Income Fund	1,150,530	239,525	125,468	92,160	(507)	(24,548)	1,239,532	143,133
Fidelity Series Government Money Market Fund	-	55,142	55,142	125	-	-	-	-
Fidelity Series High Income Fund	6,513,667	1,602,919	690,145	501,534	11,718	169,644	7,607,803	864,523
Fidelity Series International Credit Fund	264,686	12,420	4,033	12,421	337	674	274,084	32,552
Fidelity Series International Developed Markets Bond Index Fund	11,002,662	1,562,933	12,605,981	359,361	(316,240)	356,626	-	-
Fidelity Series International Growth Fund	89,697,399	27,132,642	10,958,203	8,530,197	621,143	3,845,769	110,338,750	5,891,017
Fidelity Series International Small Cap Fund	15,858,369	2,331,937	5,472,953	2,220,741	520,020	480,682	13,718,055	784,786
Fidelity Series International Value Fund	95,395,541	19,656,692	19,741,209	11,084,318	3,740,835	11,742,086	110,793,945	7,012,275
Fidelity Series Intrinsic Opportunities Fund	16,153,032	3,131,911	1,874,264	1,952,372	10,391	584,938	18,006,008	1,682,804
Fidelity Series Investment Grade Bond Fund	288,799	1,015,926	1,318,403	7,323	14,270	(592)	-	-
Fidelity Series Large Cap Stock Fund	129,297,327	35,581,320	21,996,452	14,834,402	2,086,415	19,640,602	164,609,212	6,268,439
Fidelity Series Large Cap Value Index Fund	12,837,960	2,861,067	1,821,734	531,656	115,284	1,503,008	15,495,585	833,096
Fidelity Series Long-Term Treasury Bond Index Fund	52,508,594	10,395,019	46,313,623	1,725,389	(12,471,142)	11,172,569	15,291,417	2,868,934
Fidelity Series Opportunistic Insights Fund	82,245,967	29,665,453	12,801,561	14,454,147	906,688	3,409,214	103,425,761	4,233,555
Fidelity Series Overseas Fund	90,517,859	28,306,208	8,714,201	8,992,562	955,676	(400,648)	110,664,894	7,611,066
Fidelity Series Real Estate Income Fund	1,183,277	175,373	125,531	67,688	(1,080)	4,534	1,236,573	123,534
Fidelity Series Select International Small Cap Fund	218,848	815,842	88,381	32,962	4,169	197,638	1,148,116	80,853
Fidelity Series Small Cap Core Fund	3,561,987	217,763	555,242	34,440	32,315	963,309	4,220,132	304,044
Fidelity Series Small Cap Discovery Fund	11,831,894	2,175,384	1,492,388	1,323,191	27,581	588,185	13,130,656	1,216,928
Fidelity Series Small Cap Opportunities Fund	23,136,555	2,350,758	4,581,785	1,186,710	482,911	5,769,460	27,157,899	1,599,405
Fidelity Series Stock Selector Large Cap Value Fund	75,792,373	28,362,315	13,207,906	9,693,906	223,798	2,249,360	93,419,940	6,634,939
Fidelity Series Value Discovery Fund	77,317,318	24,947,884	15,008,806	7,784,218	543,940	5,367,887	93,168,223	5,539,133
	1,194,800,777	357,681,455	258,329,242	122,112,276	3,834,571	137,909,216	1,435,895,719

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	35,885,202	35,885,202	-	-

Domestic Equity Funds	804,618,191	804,618,191	-	-

International Equity Funds	595,392,326	595,392,326	-	-

U.S. Treasury Obligations	4,268,528	-	4,268,528	-

Money Market Funds	2,128,776	2,128,776	-	-
Total Investments in Securities:	1,442,293,023	1,438,024,495	4,268,528	-
Derivative Instruments:

Assets
Futures Contracts	222,576	222,576	-	-
Total Assets	222,576	222,576	-	-

Liabilities
Futures Contracts	(1,860,440)	(1,860,440)	-	-
Total Liabilities	(1,860,440)	(1,860,440)	-	-
Total Derivative Instruments:	(1,637,864)	(1,637,864)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	222,576	(63,117)
Total Equity Risk	222,576	(63,117)
Interest Rate Risk
Futures Contracts (a)	-	(1,797,323)
Total Interest Rate Risk	-	(1,797,323)
Total Value of Derivatives	222,576	(1,860,440)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2055 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,268,661)	$4,268,528
Fidelity Central Funds (cost $2,128,776)	2,128,776
Other affiliated issuers (cost $1,115,523,297)	1,435,895,719

Total Investment in Securities (cost $1,121,920,734)		$1,442,293,023
Receivable for investments sold		10,148,143
Receivable for fund shares sold		1,253,534
Distributions receivable from Fidelity Central Funds		6,663
Total assets		1,453,701,363
Liabilities
Payable for investments purchased	$8,491,313
Payable for fund shares redeemed	2,909,939
Accrued management fee	725,378
Distribution and service plan fees payable	163,965
Payable for variation margin on futures contracts	258,725
Total liabilities		12,549,320
Net Assets		$1,441,152,043
Net Assets consist of:
Paid in capital		$1,056,951,034
Total accumulated earnings (loss)		384,201,009
Net Assets		$1,441,152,043

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($390,367,781 ÷ 22,628,464 shares)(a)		$17.25
Maximum offering price per share (100/94.25 of $17.25)		$18.30
Class M :
Net Asset Value and redemption price per share ($154,475,098 ÷ 9,086,929 shares)(a)		$17.00
Maximum offering price per share (100/96.50 of $17.00)		$17.62
Class C :
Net Asset Value and offering price per share ($19,599,582 ÷ 1,178,225 shares)(a)		$16.63
Class K6 :
Net Asset Value, offering price and redemption price per share ($454,806,992 ÷ 26,133,689 shares)		$17.40
Class I :
Net Asset Value, offering price and redemption price per share ($37,446,570 ÷ 2,116,800 shares)		$17.69
Class Z :
Net Asset Value, offering price and redemption price per share ($384,456,020 ÷ 22,397,943 shares)		$17.16
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$27,334,544
Interest		165,152
Income from Fidelity Central Funds		88,352
Total income		27,588,048
Expenses
Management fee	$8,317,159
Distribution and service plan fees	1,877,015
Independent trustees' fees and expenses	3,144
Total expenses before reductions	10,197,318
Expense reductions	(55)
Total expenses after reductions		10,197,263
Net Investment income (loss)		17,390,785
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	170
Redemptions in-kind	8,908,061
Fidelity Central Funds	(13)
Other affiliated issuers	(5,073,490)
Futures contracts	(607,094)
Capital gain distributions from underlying funds:
Affiliated issuers	94,777,732
Total net realized gain (loss)		98,005,366
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(62)
Affiliated issuers	137,909,216
Futures contracts	(2,006,492)
Total change in net unrealized appreciation (depreciation)		135,902,662
Net gain (loss)		233,908,028
Net increase (decrease) in net assets resulting from operations		$251,298,813
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,390,785	$15,260,479
Net realized gain (loss)	98,005,366	77,328,476
Change in net unrealized appreciation (depreciation)	135,902,662	(27,668,448)
Net increase (decrease) in net assets resulting from operations	251,298,813	64,920,507
Distributions to shareholders	(74,350,201)	(17,611,484)

Share transactions - net increase (decrease)	62,995,466	(75,402,363)
Total increase (decrease) in net assets	239,944,078	(28,093,340)

Net Assets
Beginning of period	1,201,207,965	1,229,301,305
End of period	$1,441,152,043	$1,201,207,965

Financial Highlights
Fidelity Advisor Freedom® 2055 Fund Class A

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$15.11	$14.53	$12.20	$14.52	$15.45
Income from Investment Operations
Net investment income (loss) A,B	.18	.16	.14	.21	.29
Net realized and unrealized gain (loss)	2.87	.61	2.40	(1.32)	.19
Total from investment operations	3.05	.77	2.54	(1.11)	.48
Distributions from net investment income	(.20)	(.17)	(.14)	(.21)	(.30)
Distributions from net realized gain	(.70)	(.03)	(.07)	(1.00)	(1.12)
Total distributions	(.91) C	(.19) C	(.21)	(1.21)	(1.41) C
Net asset value, end of period	$17.25	$15.11	$14.53	$12.20	$14.52
Total Return D,E	20.83%	5.33%	21.03%	(7.32)%	2.75%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.94%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	.94%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions, if any	.94%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.06%	1.04%	1.09%	1.73%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$390,368	$331,659	$330,684	$271,691	$286,778
Portfolio turnover rate H	17 % I	25% I	15%	21%	28%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2055 Fund Class M

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$14.91	$14.35	$12.07	$14.38	$15.32
Income from Investment Operations
Net investment income (loss) A,B	.13	.12	.11	.18	.24
Net realized and unrealized gain (loss)	2.84	.60	2.36	(1.31)	.20
Total from investment operations	2.97	.72	2.47	(1.13)	.44
Distributions from net investment income	(.18)	(.14)	(.12)	(.19)	(.27)
Distributions from net realized gain	(.70)	(.03)	(.07)	(1.00)	(1.12)
Total distributions	(.88)	(.16) C	(.19)	(1.18) C	(1.38) C
Net asset value, end of period	$17.00	$14.91	$14.35	$12.07	$14.38
Total Return D,E	20.59%	5.06%	20.64%	(7.52)%	2.52%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.19%	1.25%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.19%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions, if any	1.19%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	.81%	.79%	.84%	1.48%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$154,475	$128,596	$130,151	$111,886	$117,059
Portfolio turnover rate H	17 % I	25% I	15%	21%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2055 Fund Class C

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$14.64	$14.10	$11.88	$14.20	$15.16
Income from Investment Operations
Net investment income (loss) A,B	.05	.04	.04	.11	.17
Net realized and unrealized gain (loss)	2.76	.61	2.33	(1.29)	.19
Total from investment operations	2.81	.65	2.37	(1.18)	.36
Distributions from net investment income	(.12)	(.08)	(.08)	(.15)	(.21)
Distributions from net realized gain	(.70)	(.03)	(.07)	(1.00)	(1.12)
Total distributions	(.82)	(.11)	(.15)	(1.14) C	(1.32) C
Net asset value, end of period	$16.63	$14.64	$14.10	$11.88	$14.20
Total Return D,E	19.87%	4.58%	20.10%	(8.01)%	2.03%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.69%	1.75%	1.75%	1.75%	1.75%
Expenses net of fee waivers, if any	1.69%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions, if any	1.69%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	.31%	.29%	.34%	.98%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$19,600	$17,140	$18,410	$15,374	$15,942
Portfolio turnover rate H	17 % I	25% I	15%	21%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2055 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$15.21	$14.62	$12.27	$14.60	$15.51
Income from Investment Operations
Net investment income (loss) A,B	.26	.24	.21	.27	.36
Net realized and unrealized gain (loss)	2.90	.62	2.41	(1.32)	.21
Total from investment operations	3.16	.86	2.62	(1.05)	.57
Distributions from net investment income	(.27)	(.24)	(.20)	(.25)	(.36)
Distributions from net realized gain	(.70)	(.03)	(.07)	(1.02)	(1.12)
Total distributions	(.97)	(.27)	(.27)	(1.28) C	(1.48)
Net asset value, end of period	$17.40	$15.21	$14.62	$12.27	$14.60
Total Return D	21.45%	5.89%	21.59%	(6.81)%	3.30%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45%	.45%	.45%	.49%	.49%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.49%	.49%
Expenses net of all reductions, if any	.45%	.45%	.45%	.49%	.49%
Net investment income (loss)	1.55%	1.58%	1.63%	2.23%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$454,807	$363,405	$241,748	$144,024	$104,160
Portfolio turnover rate G	17 % H	25% H	15%	21%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2055 Fund Class I

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$15.46	$14.66	$12.30	$14.61	$15.53
Income from Investment Operations
Net investment income (loss) A,B	.23	.20	.17	.24	.33
Net realized and unrealized gain (loss)	2.93	.63	2.41	(1.32)	.19
Total from investment operations	3.16	.83	2.58	(1.08)	.52
Distributions from net investment income	(.23)	-	(.16)	(.23)	(.33)
Distributions from net realized gain	(.70)	(.03)	(.07)	(1.01)	(1.12)
Total distributions	(.93)	(.03)	(.22) C	(1.23) C	(1.44) C
Net asset value, end of period	$17.69	$15.46	$14.66	$12.30	$14.61
Total Return D	21.13%	5.64%	21.22%	(6.99)%	3.00%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.69%	.74% G	.75%	.75%	.75%
Expenses net of fee waivers, if any	.69%	.74% G	.75%	.75%	.75%
Expenses net of all reductions, if any	.69%	.73% G	.75%	.75%	.75%
Net investment income (loss)	1.31%	1.30%	1.34%	1.98%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$37,447	$33,571	$350,064	$371,979	$428,209
Portfolio turnover rate H	17 % I	25% I	15%	21%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2055 Fund Class Z

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$15.03	$14.46	$12.16	$14.47	$15.40
Income from Investment Operations
Net investment income (loss) A,B	.23	.21	.19	.25	.34
Net realized and unrealized gain (loss)	2.84	.62	2.38	(1.30)	.20
Total from investment operations	3.07	.83	2.57	(1.05)	.54
Distributions from net investment income	(.24)	(.23)	(.20)	(.24)	(.35)
Distributions from net realized gain	(.70)	(.03)	(.07)	(1.02)	(1.12)
Total distributions	(.94)	(.26)	(.27)	(1.26)	(1.47)
Net asset value, end of period	$17.16	$15.03	$14.46	$12.16	$14.47
Total Return C	21.14%	5.74%	21.36%	(6.88)%	3.10%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.64%	.65% F	.65% F	.64%	.64%
Expenses net of fee waivers, if any	.64%	.65% F	.65% F	.64%	.64%
Expenses net of all reductions, if any	.64%	.65% F	.65% F	.64%	.64%
Net investment income (loss)	1.36%	1.39%	1.44%	2.08%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$384,456	$326,837	$158,244	$42,946	$31,712
Portfolio turnover rate G	17 % H	25% H	15%	21%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2060 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 2.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	49,435	374,714
Fidelity Series Emerging Markets Debt Fund (b)	532,417	4,456,330
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	123,960	1,155,310
Fidelity Series Floating Rate High Income Fund (b)	82,954	718,383
Fidelity Series High Income Fund (b)	506,225	4,454,782
Fidelity Series International Credit Fund (b)	4,337	36,518
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,359,505	7,246,160
Fidelity Series Real Estate Income Fund (b)	73,122	731,949
TOTAL BOND FUNDS (Cost $19,417,080)		19,174,146

Domestic Equity Funds - 56.0%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	4,691,414	71,121,831
Fidelity Advisor Series Growth Opportunities Fund (b)	3,139,862	50,300,595
Fidelity Series All-Sector Equity Fund (b)	2,551,803	32,790,665
Fidelity Series Commodity Strategy Fund (b)	50,885	5,707,735
Fidelity Series Intrinsic Opportunities Fund (b)	991,525	10,609,321
Fidelity Series Large Cap Stock Fund (b)	3,685,156	96,772,195
Fidelity Series Large Cap Value Index Fund (b)	489,981	9,113,646
Fidelity Series Opportunistic Insights Fund (b)	2,489,295	60,813,479
Fidelity Series Small Cap Core Fund (b)	176,937	2,455,886
Fidelity Series Small Cap Discovery Fund (b)	716,103	7,726,748
Fidelity Series Small Cap Opportunities Fund (b)	940,566	15,970,816
Fidelity Series Stock Selector Large Cap Value Fund (b)	3,900,316	54,916,450
Fidelity Series Value Discovery Fund (b)	3,256,139	54,768,259
TOTAL DOMESTIC EQUITY FUNDS (Cost $404,325,000)		473,067,626

International Equity Funds - 41.4%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	1,694,533	34,534,586
Fidelity Series Emerging Markets Fund (b)	1,778,683	22,429,191
Fidelity Series Emerging Markets Opportunities Fund (b)	3,434,788	89,270,142
Fidelity Series International Growth Fund (b)	3,461,201	64,828,297
Fidelity Series International Small Cap Fund (b)	460,488	8,049,331
Fidelity Series International Value Fund (b)	4,125,658	65,185,396
Fidelity Series Overseas Fund (b)	4,471,759	65,019,380
Fidelity Series Select International Small Cap Fund (b)	47,915	680,388
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $268,415,425)		349,996,711

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/16/2026 (d)	3.60	90,000	89,864
US Treasury Bills 0% 4/23/2026 (d)	3.63	880,000	878,048
US Treasury Bills 0% 4/30/2026 (d)	3.61	700,000	697,953
US Treasury Bills 0% 4/9/2026 (d)	3.54	260,000	259,791
US Treasury Bills 0% 5/14/2026 (d)	3.63 to 3.64	400,000	398,261
US Treasury Bills 0% 5/28/2026 (d)	3.62	60,000	59,654
US Treasury Bills 0% 5/7/2026 (d)	3.62	110,000	109,599
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,493,252)			2,493,170

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $1,222,235)	3.69	1,221,991	1,222,235

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $695,872,992)	845,953,888
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(667,843)
NET ASSETS - 100.0%	845,286,045

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	46	6/2026	6,672,530	33,440
ICE MSCI Emerging Markets Index Contracts (United States)	17	6/2026	1,236,410	18,424

TOTAL EQUITY CONTRACTS				51,864

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	58	6/2026	6,579,375	(127,880)
CBOT US Treasury Long Bond Contracts (United States)	291	6/2026	33,055,781	(890,757)
CBOT US Treasury Ultra Bond Contracts (United States)	62	6/2026	7,211,375	(16,768)

TOTAL INTEREST RATE CONTRACTS				(1,035,405)

TOTAL LONG				(983,541)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(69)	6/2026	(8,667,090)	(35,071)
CME E-Mini S&P 500 Index Contracts (United States)	(23)	6/2026	(7,556,363)	87,912

TOTAL SHORT				52,841

TOTAL FUTURES CONTRACTS				(930,700)
The notional amount of long futures as a percentage of Net Assets is 6.5%.
The notional amount of short futures as a percentage of Net Assets is 1.9%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,461,196.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,658,930	18,770,797	20,207,483	50,219	(9)	-	1,222,235	1,221,991	0.0%
Total	2,658,930	18,770,797	20,207,483	50,219	(9)	-	1,222,235

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	53,558,593	24,335,270	7,946,875	8,568,864	329,440	845,403	71,121,831	4,691,414
Fidelity Advisor Series Growth Opportunities Fund	37,459,373	18,190,125	7,856,655	6,513,999	484,916	2,022,836	50,300,595	3,139,862
Fidelity Advisor Series Small Cap Fund	90,892	-	88,676	-	5,744	(7,960)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	327,069	92,408	36,651	14,316	(2,178)	(5,357)	374,714	49,435
Fidelity Series All-Sector Equity Fund	23,963,416	9,075,587	2,544,617	2,552,915	153,000	2,143,279	32,790,665	2,551,803
Fidelity Series Canada Fund	19,258,521	13,115,710	3,737,073	620,173	365,539	5,531,889	34,534,586	1,694,533
Fidelity Series Commodity Strategy Fund	1,359,329	4,474,767	1,087,402	43,348	112,930	848,111	5,707,735	50,885
Fidelity Series Emerging Markets Debt Fund	3,458,271	1,175,874	351,255	241,187	9,032	164,408	4,456,330	532,417
Fidelity Series Emerging Markets Debt Local Currency Fund	1,035,813	208,742	132,000	84,814	3,753	39,002	1,155,310	123,960
Fidelity Series Emerging Markets Fund	16,471,628	3,046,378	3,327,958	495,722	242,912	5,996,231	22,429,191	1,778,683
Fidelity Series Emerging Markets Opportunities Fund	65,926,199	13,818,886	14,293,955	2,071,669	1,174,958	22,644,054	89,270,142	3,434,788
Fidelity Series Floating Rate High Income Fund	647,626	147,494	62,403	52,739	(32)	(14,302)	718,383	82,954
Fidelity Series Government Money Market Fund	-	160,083	160,083	448	-	-	-	-
Fidelity Series High Income Fund	3,647,610	1,050,933	345,188	287,608	7,276	94,151	4,454,782	506,225
Fidelity Series International Credit Fund	35,262	1,655	534	1,655	45	90	36,518	4,337
Fidelity Series International Developed Markets Bond Index Fund	6,282,720	1,112,306	7,427,819	202,910	(163,759)	196,552	-	-
Fidelity Series International Growth Fund	50,248,330	17,841,090	5,626,696	4,929,711	334,798	2,030,775	64,828,297	3,461,201
Fidelity Series International Small Cap Fund	8,865,108	1,572,675	2,927,774	1,281,552	158,941	380,381	8,049,331	460,488
Fidelity Series International Value Fund	53,387,773	13,536,074	10,475,952	6,399,282	1,417,053	7,320,448	65,185,396	4,125,658
Fidelity Series Intrinsic Opportunities Fund	9,045,752	2,163,219	933,049	1,116,607	17,828	315,571	10,609,321	991,525
Fidelity Series Investment Grade Bond Fund	169,387	558,484	735,326	4,087	7,810	(355)	-	-
Fidelity Series Large Cap Stock Fund	72,402,683	23,507,713	11,374,377	8,503,134	917,208	11,318,968	96,772,195	3,685,156
Fidelity Series Large Cap Value Index Fund	7,189,306	1,979,698	979,330	307,226	56,390	867,582	9,113,646	489,981
Fidelity Series Long-Term Treasury Bond Index Fund	29,404,637	6,767,006	28,207,497	979,111	(6,133,016)	5,415,030	7,246,160	1,359,505
Fidelity Series Opportunistic Insights Fund	46,053,931	19,086,764	6,554,199	8,351,069	382,238	1,844,745	60,813,479	2,489,295
Fidelity Series Overseas Fund	50,690,640	18,496,422	4,293,807	5,196,917	431,646	(305,521)	65,019,380	4,471,759
Fidelity Series Real Estate Income Fund	665,074	127,991	62,661	39,068	1,988	(443)	731,949	73,122
Fidelity Series Select International Small Cap Fund	122,464	490,775	45,843	18,683	2,999	109,993	680,388	47,915
Fidelity Series Short-Term Credit Fund	175	-	176	-	5	(4)	-	-
Fidelity Series Small Cap Core Fund	2,004,608	167,918	283,546	19,852	15,568	551,338	2,455,886	176,937
Fidelity Series Small Cap Discovery Fund	6,626,402	1,497,043	734,100	761,131	9,302	328,101	7,726,748	716,103
Fidelity Series Small Cap Opportunities Fund	12,956,599	1,711,624	2,265,022	681,416	158,135	3,409,480	15,970,816	940,566
Fidelity Series Stock Selector Large Cap Value Fund	42,439,822	18,202,092	7,049,979	5,626,504	131,941	1,192,574	54,916,450	3,900,316
Fidelity Series Value Discovery Fund	43,297,816	16,221,104	8,077,658	4,520,556	285,012	3,041,985	54,768,259	3,256,139
	669,092,829	233,933,910	140,026,136	70,488,273	919,422	78,319,035	842,238,483

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	19,174,146	19,174,146	-	-

Domestic Equity Funds	473,067,626	473,067,626	-	-

International Equity Funds	349,996,711	349,996,711	-	-

U.S. Treasury Obligations	2,493,170	-	2,493,170	-

Money Market Funds	1,222,235	1,222,235	-	-
Total Investments in Securities:	845,953,888	843,460,718	2,493,170	-
Derivative Instruments:

Assets
Futures Contracts	139,776	139,776	-	-
Total Assets	139,776	139,776	-	-

Liabilities
Futures Contracts	(1,070,476)	(1,070,476)	-	-
Total Liabilities	(1,070,476)	(1,070,476)	-	-
Total Derivative Instruments:	(930,700)	(930,700)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	139,776	(35,071)
Total Equity Risk	139,776	(35,071)
Interest Rate Risk
Futures Contracts (a)	-	(1,035,405)
Total Interest Rate Risk	-	(1,035,405)
Total Value of Derivatives	139,776	(1,070,476)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2060 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,493,252)	$2,493,170
Fidelity Central Funds (cost $1,222,235)	1,222,235
Other affiliated issuers (cost $692,157,505)	842,238,483

Total Investment in Securities (cost $695,872,992)		$845,953,888
Receivable for investments sold		5,708,993
Receivable for fund shares sold		879,971
Distributions receivable from Fidelity Central Funds		3,827
Total assets		852,546,679
Liabilities
Payable for investments purchased	$4,681,838
Payable for fund shares redeemed	1,907,177
Accrued management fee	423,113
Distribution and service plan fees payable	96,879
Payable for variation margin on futures contracts	151,627
Total liabilities		7,260,634
Net Assets		$845,286,045
Net Assets consist of:
Paid in capital		$659,986,587
Total accumulated earnings (loss)		185,299,458
Net Assets		$845,286,045

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($222,258,546 ÷ 14,066,270 shares)(a)		$15.80
Maximum offering price per share (100/94.25 of $15.80)		$16.76
Class M :
Net Asset Value and redemption price per share ($89,490,061 ÷ 5,713,239 shares)(a)		$15.66
Maximum offering price per share (100/96.50 of $15.66)		$16.23
Class C :
Net Asset Value and offering price per share ($14,955,907 ÷ 967,901 shares)(a)		$15.45
Class K6 :
Net Asset Value, offering price and redemption price per share ($274,668,873 ÷ 17,206,468 shares)		$15.96
Class I :
Net Asset Value, offering price and redemption price per share ($18,336,470 ÷ 1,131,839 shares)		$16.20
Class Z :
Net Asset Value, offering price and redemption price per share ($225,576,188 ÷ 14,306,595 shares)		$15.77
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$15,748,558
Interest		94,546
Income from Fidelity Central Funds		50,219
Total income		15,893,323
Expenses
Management fee	$4,753,966
Distribution and service plan fees	1,093,627
Independent trustees' fees and expenses	1,794
Total expenses before reductions	5,849,387
Expense reductions	(122)
Total expenses after reductions		5,849,265
Net Investment income (loss)		10,044,058
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	81
Redemptions in-kind	4,792,794
Fidelity Central Funds	(9)
Other affiliated issuers	(3,873,372)
Futures contracts	(312,255)
Capital gain distributions from underlying funds:
Affiliated issuers	54,739,715
Total net realized gain (loss)		55,346,954
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(39)
Affiliated issuers	78,319,035
Futures contracts	(1,132,717)
Total change in net unrealized appreciation (depreciation)		77,186,279
Net gain (loss)		132,533,233
Net increase (decrease) in net assets resulting from operations		$142,577,291
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,044,058	$8,253,611
Net realized gain (loss)	55,346,954	39,489,241
Change in net unrealized appreciation (depreciation)	77,186,279	(13,830,310)
Net increase (decrease) in net assets resulting from operations	142,577,291	33,912,542
Distributions to shareholders	(37,950,259)	(11,276,485)

Share transactions - net increase (decrease)	67,975,878	14,458,943
Total increase (decrease) in net assets	172,602,910	37,095,000

Net Assets
Beginning of period	672,683,135	635,588,135
End of period	$845,286,045	$672,683,135

Financial Highlights
Fidelity Advisor Freedom® 2060 Fund Class A

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.75	$13.26	$11.19	$13.26	$14.01
Income from Investment Operations
Net investment income (loss) A,B	.16	.14	.13	.19	.27
Net realized and unrealized gain (loss)	2.63	.56	2.18	(1.19)	.16
Total from investment operations	2.79	.70	2.31	(1.00)	.43
Distributions from net investment income	(.19)	(.15)	(.13)	(.20)	(.25) C
Distributions from net realized gain	(.55)	(.06)	(.11)	(.87)	(.93) C
Total distributions	(.74)	(.21)	(.24)	(1.07)	(1.18)
Net asset value, end of period	$15.80	$13.75	$13.26	$11.19	$13.26
Total Return D,E	20.89%	5.34%	20.93%	(7.24)%	2.74%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.94%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	.94%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions, if any	.94%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.07%	1.05%	1.10%	1.75%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$222,259	$184,173	$166,242	$127,737	$119,726
Portfolio turnover rate H	16 % I	24% I	14%	21%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2060 Fund Class M

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.65	$13.18	$11.13	$13.21	$13.97
Income from Investment Operations
Net investment income (loss) A,B	.13	.11	.10	.16	.23
Net realized and unrealized gain (loss)	2.59	.55	2.17	(1.19)	.17
Total from investment operations	2.72	.66	2.27	(1.03)	.40
Distributions from net investment income	(.16)	(.13)	(.11)	(.18)	(.23) C
Distributions from net realized gain	(.55)	(.06)	(.11)	(.87)	(.93) C
Total distributions	(.71)	(.19)	(.22)	(1.05)	(1.16)
Net asset value, end of period	$15.66	$13.65	$13.18	$11.13	$13.21
Total Return D,E	20.56%	5.02%	20.67%	(7.50)%	2.50%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.19%	1.25%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.19%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions, if any	1.19%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	.82%	.80%	.85%	1.50%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$89,490	$70,088	$66,008	$52,251	$48,458
Portfolio turnover rate H	16 % I	24% I	14%	21%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2060 Fund Class C

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.50	$13.05	$11.04	$13.13	$13.92
Income from Investment Operations
Net investment income (loss) A,B	.05	.04	.04	.11	.16
Net realized and unrealized gain (loss)	2.56	.55	2.15	(1.19)	.16
Total from investment operations	2.61	.59	2.19	(1.08)	.32
Distributions from net investment income	(.11)	(.08)	(.07)	(.14)	(.18) C
Distributions from net realized gain	(.55)	(.06)	(.11)	(.87)	(.93) C
Total distributions	(.66)	(.14)	(.18)	(1.01)	(1.11)
Net asset value, end of period	$15.45	$13.50	$13.05	$11.04	$13.13
Total Return D,E	19.92%	4.55%	20.11%	(7.96)%	1.94%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.69%	1.75%	1.75%	1.75%	1.75%
Expenses net of fee waivers, if any	1.69%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions, if any	1.69%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	.32%	.30%	.35%	1.00%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$14,956	$12,496	$11,636	$8,650	$8,195
Portfolio turnover rate H	16 % I	24% I	14%	21%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2060 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.87	$13.36	$11.26	$13.32	$14.08
Income from Investment Operations
Net investment income (loss) A,B	.24	.22	.20	.25	.34
Net realized and unrealized gain (loss)	2.65	.57	2.19	(1.20)	.17
Total from investment operations	2.89	.79	2.39	(.95)	.51
Distributions from net investment income	(.24)	(.22)	(.18)	(.24)	(.32) C
Distributions from net realized gain	(.55)	(.06)	(.11)	(.87)	(.95) C
Total distributions	(.80) D	(.28)	(.29)	(1.11)	(1.27)
Net asset value, end of period	$15.96	$13.87	$13.36	$11.26	$13.32
Total Return E	21.43%	5.95%	21.57%	(6.76)%	3.23%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45%	.45%	.45%	.49%	.49%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.49%	.49%
Expenses net of all reductions, if any	.45%	.45%	.45%	.49%	.49%
Net investment income (loss)	1.56%	1.59%	1.65%	2.25%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$274,669	$206,472	$131,569	$70,104	$45,511
Portfolio turnover rate H	16 % I	24% I	14%	21%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2060 Fund Class I

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$14.07	$13.38	$11.27	$13.34	$14.09
Income from Investment Operations
Net investment income (loss) A,B	.21	.18	.16	.22	.30
Net realized and unrealized gain (loss)	2.68	.57	2.20	(1.21)	.17
Total from investment operations	2.89	.75	2.36	(.99)	.47
Distributions from net investment income	(.21)	-	(.14)	(.22)	(.28) C
Distributions from net realized gain	(.55)	(.06)	(.11)	(.87)	(.94) C
Total distributions	(.76)	(.06)	(.25)	(1.08) D	(1.22)
Net asset value, end of period	$16.20	$14.07	$13.38	$11.27	$13.34
Total Return E	21.15%	5.63%	21.24%	(7.05)%	3.01%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.69%	.74% H	.75%	.75%	.75%
Expenses net of fee waivers, if any	.69%	.74% H	.75%	.75%	.75%
Expenses net of all reductions, if any	.69%	.74% H	.75%	.75%	.75%
Net investment income (loss)	1.32%	1.31%	1.36%	2.00%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$18,336	$17,698	$169,232	$170,160	$177,481
Portfolio turnover rate I	16 % J	24% J	14%	21%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2060 Fund Class Z

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.72	$13.23	$11.17	$13.23	$14.00
Income from Investment Operations
Net investment income (loss) A,B	.21	.19	.17	.23	.31
Net realized and unrealized gain (loss)	2.61	.57	2.18	(1.19)	.17
Total from investment operations	2.82	.76	2.35	(.96)	.48
Distributions from net investment income	(.22)	(.21)	(.18)	(.23)	(.31) C
Distributions from net realized gain	(.55)	(.06)	(.11)	(.87)	(.94) C
Total distributions	(.77)	(.27)	(.29)	(1.10)	(1.25)
Net asset value, end of period	$15.77	$13.72	$13.23	$11.17	$13.23
Total Return D	21.20%	5.78%	21.36%	(6.91)%	3.06%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.64%	.65% G	.65% G	.64%	.64%
Expenses net of fee waivers, if any	.64%	.65% G	.65% G	.64%	.64%
Expenses net of all reductions, if any	.64%	.65% G	.65% G	.64%	.64%
Net investment income (loss)	1.37%	1.40%	1.46%	2.10%	2.22%
Supplemental Data
Net assets, end of period (000 omitted)	$225,576	$181,755	$90,900	$23,813	$14,296
Portfolio turnover rate H	16 % I	24% I	14%	21%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2065 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 2.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	18,558	140,666
Fidelity Series Emerging Markets Debt Fund (b)	194,101	1,624,626
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	44,875	418,231
Fidelity Series Floating Rate High Income Fund (b)	30,734	266,154
Fidelity Series High Income Fund (b)	183,980	1,619,024
Fidelity Series International Credit Fund (b)	618	5,202
Fidelity Series Long-Term Treasury Bond Index Fund (b)	492,155	2,623,187
Fidelity Series Real Estate Income Fund (b)	27,116	271,433
TOTAL BOND FUNDS (Cost $6,825,261)		6,968,523

Domestic Equity Funds - 56.0%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	1,698,630	25,751,238
Fidelity Advisor Series Growth Opportunities Fund (b)	1,136,881	18,212,834
Fidelity Series All-Sector Equity Fund (b)	923,949	11,872,745
Fidelity Series Commodity Strategy Fund (b)	18,422	2,066,352
Fidelity Series Intrinsic Opportunities Fund (b)	358,515	3,836,111
Fidelity Series Large Cap Stock Fund (b)	1,334,220	35,036,618
Fidelity Series Large Cap Value Index Fund (b)	178,331	3,316,948
Fidelity Series Opportunistic Insights Fund (b)	901,299	22,018,736
Fidelity Series Small Cap Core Fund (b)	60,311	837,117
Fidelity Series Small Cap Discovery Fund (b)	258,835	2,792,831
Fidelity Series Small Cap Opportunities Fund (b)	339,784	5,769,533
Fidelity Series Stock Selector Large Cap Value Fund (b)	1,413,424	19,901,013
Fidelity Series Value Discovery Fund (b)	1,180,050	19,848,446
TOTAL DOMESTIC EQUITY FUNDS (Cost $156,480,223)		171,260,522

International Equity Funds - 41.4%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	613,462	12,502,347
Fidelity Series Emerging Markets Fund (b)	646,782	8,155,921
Fidelity Series Emerging Markets Opportunities Fund (b)	1,242,850	32,301,681
Fidelity Series International Growth Fund (b)	1,253,442	23,476,962
Fidelity Series International Small Cap Fund (b)	166,650	2,913,047
Fidelity Series International Value Fund (b)	1,494,014	23,605,428
Fidelity Series Overseas Fund (b)	1,619,395	23,546,006
Fidelity Series Select International Small Cap Fund (b)	17,077	242,491
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $104,385,863)		126,743,883

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/16/2026 (d)	3.60	30,000	29,954
US Treasury Bills 0% 4/23/2026 (d)	3.63	70,000	69,845
US Treasury Bills 0% 4/30/2026 (d)	3.61	180,000	179,474
US Treasury Bills 0% 4/9/2026 (d)	3.54	130,000	129,896
US Treasury Bills 0% 5/14/2026 (d)	3.63 to 3.64	170,000	169,261
US Treasury Bills 0% 5/28/2026 (d)	3.62	260,000	258,503
US Treasury Bills 0% 5/7/2026 (d)	3.62	40,000	39,854
TOTAL U.S. TREASURY OBLIGATIONS (Cost $876,827)			876,787

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $398,593)	3.69	398,514	398,593

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $268,966,767)	306,248,308
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(235,157)
NET ASSETS - 100.0%	306,013,151

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	17	6/2026	2,465,935	18,845
ICE MSCI Emerging Markets Index Contracts (United States)	6	6/2026	436,380	7,148

TOTAL EQUITY CONTRACTS				25,993

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	21	6/2026	2,382,188	(46,301)
CBOT US Treasury Long Bond Contracts (United States)	105	6/2026	11,927,344	(317,347)
CBOT US Treasury Ultra Bond Contracts (United States)	22	6/2026	2,558,875	(5,846)

TOTAL INTEREST RATE CONTRACTS				(369,494)

TOTAL LONG				(343,501)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(25)	6/2026	(3,140,250)	(11,128)
CME E-Mini S&P 500 Index Contracts (United States)	(8)	6/2026	(2,628,300)	28,380

TOTAL SHORT				17,252

TOTAL FUTURES CONTRACTS				(326,249)
The notional amount of long futures as a percentage of Net Assets is 6.4%.
The notional amount of short futures as a percentage of Net Assets is 1.9%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $865,796.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	616,294	5,272,484	5,490,175	14,766	(10)	-	398,593	398,514	0.0%
Total	616,294	5,272,484	5,490,175	14,766	(10)	-	398,593

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	16,700,654	11,936,008	2,984,587	2,912,796	43,115	56,048	25,751,238	1,698,630
Fidelity Advisor Series Growth Opportunities Fund	11,681,552	8,776,062	2,797,447	2,214,054	98,698	453,969	18,212,834	1,136,881
Fidelity Advisor Series Small Cap Fund	29,070	-	28,361	-	(2,786)	2,077	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	103,375	54,878	14,782	4,900	67	(2,707)	140,666	18,558
Fidelity Series All-Sector Equity Fund	7,474,054	4,758,332	990,767	883,905	27,194	603,932	11,872,745	923,949
Fidelity Series Canada Fund	6,003,662	5,928,354	1,363,339	210,774	75,721	1,857,949	12,502,347	613,462
Fidelity Series Commodity Strategy Fund	423,783	1,697,375	392,962	14,614	30,744	307,412	2,066,352	18,422
Fidelity Series Emerging Markets Debt Fund	1,107,683	600,753	139,106	81,938	2,242	53,054	1,624,626	194,101
Fidelity Series Emerging Markets Debt Local Currency Fund	321,774	132,270	47,383	28,615	103	11,467	418,231	44,875
Fidelity Series Emerging Markets Fund	5,135,186	2,105,084	1,125,924	168,539	75,777	1,965,798	8,155,921	646,782
Fidelity Series Emerging Markets Opportunities Fund	20,553,096	8,692,613	4,716,432	704,098	364,225	7,408,179	32,301,681	1,242,850
Fidelity Series Floating Rate High Income Fund	204,076	92,043	24,946	17,870	(54)	(4,965)	266,154	30,734
Fidelity Series Government Money Market Fund	-	63,863	63,863	188	-	-	-	-
Fidelity Series High Income Fund	1,137,136	588,835	137,441	96,553	871	29,623	1,619,024	183,980
Fidelity Series International Credit Fund	5,001	236	53	235	4	14	5,202	618
Fidelity Series International Developed Markets Bond Index Fund	1,958,111	633,520	2,602,759	66,932	(46,916)	58,044	-	-
Fidelity Series International Growth Fund	15,673,488	9,563,837	2,332,819	1,675,241	67,653	504,803	23,476,962	1,253,442
Fidelity Series International Small Cap Fund	2,785,658	762,249	775,145	435,447	(12,708)	152,993	2,913,047	166,650
Fidelity Series International Value Fund	16,657,131	7,913,278	3,724,845	2,174,769	176,893	2,582,971	23,605,428	1,494,014
Fidelity Series Intrinsic Opportunities Fund	2,820,095	1,248,356	333,156	370,835	8,626	92,190	3,836,111	358,515
Fidelity Series Investment Grade Bond Fund	62,337	186,642	250,812	792	1,966	(133)	-	-
Fidelity Series Large Cap Stock Fund	22,575,364	12,731,809	4,117,617	2,824,795	170,492	3,676,570	35,036,618	1,334,220
Fidelity Series Large Cap Value Index Fund	2,241,346	1,122,427	348,052	104,329	7,120	294,107	3,316,948	178,331
Fidelity Series Long-Term Treasury Bond Index Fund	9,166,916	3,415,604	9,730,729	324,083	(1,066,833)	838,229	2,623,187	492,155
Fidelity Series Opportunistic Insights Fund	14,361,014	9,563,764	2,400,235	2,833,680	75,179	419,014	22,018,736	901,299
Fidelity Series Overseas Fund	15,803,431	9,683,917	1,778,217	1,766,063	69,985	(233,110)	23,546,006	1,619,395
Fidelity Series Real Estate Income Fund	209,001	87,408	25,015	13,235	480	(441)	271,433	27,116
Fidelity Series Select International Small Cap Fund	38,111	200,209	32,082	6,305	1,649	34,604	242,491	17,077
Fidelity Series Small Cap Core Fund	626,843	122,803	98,086	6,718	5,362	180,195	837,117	60,311
Fidelity Series Small Cap Discovery Fund	2,068,377	886,128	260,012	255,310	(1,024)	99,362	2,792,831	258,835
Fidelity Series Small Cap Opportunities Fund	4,039,368	1,164,698	603,265	228,353	46,723	1,122,009	5,769,533	339,784
Fidelity Series Stock Selector Large Cap Value Fund	13,234,200	8,922,023	2,589,848	1,943,870	4,740	329,898	19,901,013	1,413,424
Fidelity Series Value Discovery Fund	13,498,452	8,233,219	2,919,663	1,564,869	31,747	1,004,691	19,848,446	1,180,050
	208,699,345	121,868,597	49,749,750	23,934,705	257,055	23,897,846	304,972,928

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	6,968,523	6,968,523	-	-

Domestic Equity Funds	171,260,522	171,260,522	-	-

International Equity Funds	126,743,883	126,743,883	-	-

U.S. Treasury Obligations	876,787	-	876,787	-

Money Market Funds	398,593	398,593	-	-
Total Investments in Securities:	306,248,308	305,371,521	876,787	-
Derivative Instruments:

Assets
Futures Contracts	54,373	54,373	-	-
Total Assets	54,373	54,373	-	-

Liabilities
Futures Contracts	(380,622)	(380,622)	-	-
Total Liabilities	(380,622)	(380,622)	-	-
Total Derivative Instruments:	(326,249)	(326,249)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	54,373	(11,128)
Total Equity Risk	54,373	(11,128)
Interest Rate Risk
Futures Contracts (a)	-	(369,494)
Total Interest Rate Risk	-	(369,494)
Total Value of Derivatives	54,373	(380,622)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2065 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $876,827)	$876,787
Fidelity Central Funds (cost $398,593)	398,593
Other affiliated issuers (cost $267,691,347)	304,972,928

Total Investment in Securities (cost $268,966,767)		$306,248,308
Receivable for investments sold		2,200,797
Receivable for fund shares sold		443,384
Distributions receivable from Fidelity Central Funds		1,241
Total assets		308,893,730
Liabilities
Payable for investments purchased	$1,959,926
Payable for fund shares redeemed	684,265
Accrued management fee	152,488
Distribution and service plan fees payable	34,640
Payable for variation margin on futures contracts	49,260
Total liabilities		2,880,579
Net Assets		$306,013,151
Net Assets consist of:
Paid in capital		$256,717,552
Total accumulated earnings (loss)		49,295,599
Net Assets		$306,013,151

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($92,908,871 ÷ 6,257,123 shares)(a)		$14.85
Maximum offering price per share (100/94.25 of $14.85)		$15.76
Class M :
Net Asset Value and redemption price per share ($27,439,080 ÷ 1,859,144 shares)(a)		$14.76
Maximum offering price per share (100/96.50 of $14.76)		$15.30
Class C :
Net Asset Value and offering price per share ($4,762,464 ÷ 326,529 shares)(a)		$14.59
Class K6 :
Net Asset Value, offering price and redemption price per share ($97,412,952 ÷ 6,472,749 shares)		$15.05
Class I :
Net Asset Value, offering price and redemption price per share ($3,377,850 ÷ 222,356 shares)		$15.19
Class Z :
Net Asset Value, offering price and redemption price per share ($80,111,934 ÷ 5,353,416 shares)		$14.96
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$5,328,050
Interest		31,472
Income from Fidelity Central Funds		14,766
Total income		5,374,288
Expenses
Management fee	$1,593,911
Distribution and service plan fees	352,555
Independent trustees' fees and expenses	592
Total expenses before reductions	1,947,058
Expense reductions	(440)
Total expenses after reductions		1,946,618
Net Investment income (loss)		3,427,670
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	7
Redemptions in-kind	1,039,499
Fidelity Central Funds	(10)
Other affiliated issuers	(782,444)
Futures contracts	(112,626)
Capital gain distributions from underlying funds:
Affiliated issuers	18,606,655
Total net realized gain (loss)		18,751,081
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(18)
Affiliated issuers	23,897,846
Futures contracts	(388,484)
Total change in net unrealized appreciation (depreciation)		23,509,344
Net gain (loss)		42,260,425
Net increase (decrease) in net assets resulting from operations		$45,688,095
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,427,670	$2,478,730
Net realized gain (loss)	18,751,081	11,805,730
Change in net unrealized appreciation (depreciation)	23,509,344	(5,166,839)
Net increase (decrease) in net assets resulting from operations	45,688,095	9,117,621
Distributions to shareholders	(12,553,421)	(3,597,643)

Share transactions - net increase (decrease)	63,162,537	41,540,878
Total increase (decrease) in net assets	96,297,211	47,060,856

Net Assets
Beginning of period	209,715,940	162,655,084
End of period	$306,013,151	$209,715,940

Financial Highlights
Fidelity Advisor Freedom® 2065 Fund Class A

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.93	$12.50	$10.53	$12.30	$12.77
Income from Investment Operations
Net investment income (loss) A,B	.16	.14	.13	.19	.25
Net realized and unrealized gain (loss)	2.47	.52	2.04	(1.11)	.14
Total from investment operations	2.63	.66	2.17	(.92)	.39
Distributions from net investment income	(.18)	(.15)	(.13)	(.18)	(.24)
Distributions from net realized gain	(.53)	(.08)	(.07)	(.67)	(.62)
Total distributions	(.71)	(.23)	(.20)	(.85)	(.86)
Net asset value, end of period	$14.85	$12.93	$12.50	$10.53	$12.30
Total Return C,D	20.91%	5.30%	20.88%	(7.18)%	2.75%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.94%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	.94%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions, if any	.94%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.09%	1.10%	1.17%	1.84%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$92,909	$64,681	$48,724	$27,360	$18,134
Portfolio turnover rate G	18 % H	23% H	20%	31%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2065 Fund Class M

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.88	$12.45	$10.50	$12.27	$12.76
Income from Investment Operations
Net investment income (loss) A,B	.12	.11	.10	.16	.22
Net realized and unrealized gain (loss)	2.45	.53	2.03	(1.10)	.14
Total from investment operations	2.57	.64	2.13	(.94)	.36
Distributions from net investment income	(.16)	(.13)	(.11)	(.17)	(.24)
Distributions from net realized gain	(.53)	(.08)	(.07)	(.66)	(.61)
Total distributions	(.69)	(.21)	(.18)	(.83)	(.85)
Net asset value, end of period	$14.76	$12.88	$12.45	$10.50	$12.27
Total Return C,D	20.53%	5.13%	20.53%	(7.40)%	2.47%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.19%	1.25%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.19%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions, if any	1.19%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	.84%	.85%	.92%	1.59%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$27,439	$16,263	$11,460	$7,540	$4,402
Portfolio turnover rate G	18 % H	23% H	20%	31%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2065 Fund Class C

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.76	$12.36	$10.46	$12.24	$12.73
Income from Investment Operations
Net investment income (loss) A,B	.05	.04	.05	.11	.15
Net realized and unrealized gain (loss)	2.42	.53	2.01	(1.10)	.14
Total from investment operations	2.47	.57	2.06	(.99)	.29
Distributions from net investment income	(.11)	(.09)	(.09)	(.13)	(.18)
Distributions from net realized gain	(.53)	(.08)	(.07)	(.65)	(.60)
Total distributions	(.64)	(.17)	(.16)	(.79) C	(.78)
Net asset value, end of period	$14.59	$12.76	$12.36	$10.46	$12.24
Total Return D,E	19.95%	4.61%	19.93%	(7.88)%	2.00%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.69%	1.75%	1.76% H	1.75%	1.75%
Expenses net of fee waivers, if any	1.69%	1.75%	1.75% H	1.75%	1.75%
Expenses net of all reductions, if any	1.69%	1.75%	1.75% H	1.75%	1.75%
Net investment income (loss)	.34%	.35%	.41%	1.09%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$4,762	$2,791	$2,066	$1,110	$774
Portfolio turnover rate I	18 % J	23% J	20%	31%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2065 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.08	$12.62	$10.61	$12.39	$12.85
Income from Investment Operations
Net investment income (loss) A,B	.23	.22	.19	.24	.32
Net realized and unrealized gain (loss)	2.50	.53	2.07	(1.12)	.14
Total from investment operations	2.73	.75	2.26	(.88)	.46
Distributions from net investment income	(.23)	(.21)	(.18)	(.21)	(.29)
Distributions from net realized gain	(.53)	(.08)	(.07)	(.68)	(.63)
Total distributions	(.76)	(.29)	(.25)	(.90) C	(.92)
Net asset value, end of period	$15.05	$13.08	$12.62	$10.61	$12.39
Total Return D	21.44%	5.95%	21.57%	(6.79)%	3.27%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45%	.45%	.46% G	.49%	.49%
Expenses net of fee waivers, if any	.45%	.45%	.45% G	.49%	.49%
Expenses net of all reductions, if any	.45%	.45%	.45% G	.49%	.49%
Net investment income (loss)	1.58%	1.64%	1.71%	2.34%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$97,413	$65,090	$35,145	$14,818	$7,499
Portfolio turnover rate H	18 % I	23% I	20%	31%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2065 Fund Class I

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.20	$12.58	$10.57	$12.34	$12.81
Income from Investment Operations
Net investment income (loss) A,B	.20	.18	.16	.22	.29
Net realized and unrealized gain (loss)	2.51	.52	2.06	(1.12)	.13
Total from investment operations	2.71	.70	2.22	(.90)	.42
Distributions from net investment income	(.19)	-	(.14)	(.20)	(.26)
Distributions from net realized gain	(.53)	(.08)	(.07)	(.67)	(.63)
Total distributions	(.72)	(.08)	(.21)	(.87)	(.89)
Net asset value, end of period	$15.19	$13.20	$12.58	$10.57	$12.34
Total Return C	21.14%	5.57%	21.29%	(6.99)%	2.94%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.69%	.73% F	.75%	.75%	.75%
Expenses net of fee waivers, if any	.69%	.73% F	.75%	.75%	.75%
Expenses net of all reductions, if any	.69%	.73% F	.75%	.75%	.75%
Net investment income (loss)	1.34%	1.36%	1.42%	2.09%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$3,378	$2,641	$40,472	$31,530	$21,524
Portfolio turnover rate G	18 % H	23% H	20%	31%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2065 Fund Class Z

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.02	$12.58	$10.59	$12.37	$12.84
Income from Investment Operations
Net investment income (loss) A,B	.20	.19	.17	.23	.30
Net realized and unrealized gain (loss)	2.47	.52	2.07	(1.12)	.13
Total from investment operations	2.67	.71	2.24	(.89)	.43
Distributions from net investment income	(.21)	(.20)	(.17)	(.21)	(.28)
Distributions from net realized gain	(.53)	(.08)	(.07)	(.68)	(.62)
Total distributions	(.73) C	(.27) C	(.25) C	(.89)	(.90)
Net asset value, end of period	$14.96	$13.02	$12.58	$10.59	$12.37
Total Return D	21.14%	5.72%	21.40%	(6.89)%	3.02%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.64%	.65% G	.65% G	.64%	.64%
Expenses net of fee waivers, if any	.64%	.65% G	.65% G	.64%	.64%
Expenses net of all reductions, if any	.64%	.65% G	.65% G	.64%	.64%
Net investment income (loss)	1.39%	1.45%	1.52%	2.19%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$80,112	$58,250	$24,789	$4,912	$1,893
Portfolio turnover rate H	18 % I	23% I	20%	31%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2070 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 4.6%
	Shares	Value ($)
Fidelity Series Long-Term Treasury Bond Index Fund (b) (Cost $880,908)	164,083	874,561

Domestic Equity Funds - 53.0%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	99,971	1,515,563
Fidelity Advisor Series Growth Opportunities Fund (b)	66,858	1,071,059
Fidelity Series All-Sector Equity Fund (b)	54,443	699,586
Fidelity Series Commodity Strategy Fund (b)	814	91,321
Fidelity Series Intrinsic Opportunities Fund (b)	20,805	222,610
Fidelity Series Large Cap Stock Fund (b)	78,489	2,061,109
Fidelity Series Large Cap Value Index Fund (b)	10,496	195,217
Fidelity Series Opportunistic Insights Fund (b)	53,052	1,296,069
Fidelity Series Small Cap Core Fund (b)	3,035	42,124
Fidelity Series Small Cap Discovery Fund (b)	15,003	161,883
Fidelity Series Small Cap Opportunities Fund (b)	19,667	333,939
Fidelity Series Stock Selector Large Cap Value Fund (b)	83,081	1,169,775
Fidelity Series Value Discovery Fund (b)	69,360	1,166,631
TOTAL DOMESTIC EQUITY FUNDS (Cost $10,333,283)		10,026,886

International Equity Funds - 42.3%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	37,247	759,099
Fidelity Series Emerging Markets Fund (b)	39,305	495,633
Fidelity Series Emerging Markets Opportunities Fund (b)	76,781	1,995,540
Fidelity Series International Growth Fund (b)	80,896	1,515,176
Fidelity Series International Small Cap Fund (b)	10,209	178,462
Fidelity Series International Value Fund (b)	96,080	1,518,071
Fidelity Series Overseas Fund (b)	104,506	1,519,515
Fidelity Series Select International Small Cap Fund (b)	1,045	14,841
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,778,045)		7,996,337

U.S. Treasury Obligations - 0.1%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/9/2026 (d) (Cost $19,984)	3.54	20,000	19,984

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $19,012,220)	18,917,768
NET OTHER ASSETS (LIABILITIES) - 0.0%	2,954
NET ASSETS - 100.0%	18,920,722

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	7	6/2026	229,976	(5,478)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(11)	6/2026	(138,171)	505

TOTAL FUTURES CONTRACTS				(4,973)
The notional amount of long futures as a percentage of Net Assets is 1.2%.
The notional amount of short futures as a percentage of Net Assets is 0.7%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,984.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	189,895	1,524,409	95,987	113,807	(3,897)	(98,857)	1,515,563	99,971
Fidelity Advisor Series Growth Opportunities Fund	133,647	1,096,065	76,599	86,456	(2,183)	(79,871)	1,071,059	66,858
Fidelity Advisor Series Small Cap Fund	303	-	296	-	(104)	97	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	249	1,081	1,315	38	(13)	(2)	-	-
Fidelity Series All-Sector Equity Fund	86,504	685,447	43,465	39,864	(1,346)	(27,554)	699,586	54,443
Fidelity Series Canada Fund	75,133	687,107	53,897	8,531	(448)	51,204	759,099	37,247
Fidelity Series Commodity Strategy Fund	-	91,045	11,440	54	128	11,588	91,321	814
Fidelity Series Emerging Markets Fund	63,573	422,975	46,297	6,990	(661)	56,043	495,633	39,305
Fidelity Series Emerging Markets Opportunities Fund	254,440	1,746,346	206,027	28,983	(2,943)	203,724	1,995,540	76,781
Fidelity Series Government Money Market Fund	-	390,659	390,659	2,760	-	-	-	-
Fidelity Series International Developed Markets Bond Index Fund	-	3,748	3,751	1	3	-	-	-
Fidelity Series International Growth Fund	198,708	1,497,348	123,509	70,937	(1,316)	(56,055)	1,515,176	80,896
Fidelity Series International Small Cap Fund	32,687	166,369	11,637	16,787	(150)	(8,807)	178,462	10,209
Fidelity Series International Value Fund	197,469	1,428,775	147,270	91,320	(781)	39,878	1,518,071	96,080
Fidelity Series Intrinsic Opportunities Fund	31,599	198,439	5,834	11,342	(72)	(1,522)	222,610	20,805
Fidelity Series Investment Grade Bond Fund	991	149,052	149,764	391	(278)	(1)	-	-
Fidelity Series Large Cap Stock Fund	255,718	1,917,726	145,600	90,604	(1,573)	34,838	2,061,109	78,489
Fidelity Series Large Cap Value Index Fund	25,075	179,756	16,447	4,091	(241)	7,074	195,217	10,496
Fidelity Series Long-Term Treasury Bond Index Fund	170,340	1,043,737	326,468	21,436	(4,300)	(8,748)	874,561	164,083
Fidelity Series Opportunistic Insights Fund	163,677	1,280,202	73,073	110,370	(1,581)	(73,156)	1,296,069	53,052
Fidelity Series Overseas Fund	197,864	1,495,250	94,424	74,708	(1,418)	(77,757)	1,519,515	104,506
Fidelity Series Select International Small Cap Fund	440	18,419	4,895	238	212	665	14,841	1,045
Fidelity Series Small Cap Core Fund	8,113	32,488	2,834	256	(107)	4,464	42,124	3,035
Fidelity Series Small Cap Discovery Fund	23,184	145,843	4,350	8,938	(46)	(2,748)	161,883	15,003
Fidelity Series Small Cap Opportunities Fund	45,268	268,584	8,969	7,801	112	28,944	333,939	19,667
Fidelity Series Stock Selector Large Cap Value Fund	151,049	1,170,023	120,567	86,286	(3,172)	(27,558)	1,169,775	83,081
Fidelity Series Value Discovery Fund	151,239	1,148,931	137,458	70,455	(3,468)	7,387	1,166,631	69,360
	2,457,165	18,789,824	2,302,832	953,444	(29,643)	(16,730)	18,897,784

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	874,561	874,561	-	-

Domestic Equity Funds	10,026,886	10,026,886	-	-

International Equity Funds	7,996,337	7,996,337	-	-

U.S. Treasury Obligations	19,984	-	19,984	-
Total Investments in Securities:	18,917,768	18,897,784	19,984	-
Derivative Instruments:

Assets
Futures Contracts	505	505	-	-
Total Assets	505	505	-	-

Liabilities
Futures Contracts	(5,478)	(5,478)	-	-
Total Liabilities	(5,478)	(5,478)	-	-
Total Derivative Instruments:	(4,973)	(4,973)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	505	(5,478)
Total Equity Risk	505	(5,478)
Total Value of Derivatives	505	(5,478)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2070 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $19,984)	$19,984
Affiliated issuers (cost $18,992,236)	18,897,784

Total Investment in Securities (cost $19,012,220)		$18,917,768
Cash		8,360
Receivable for investments sold		149,675
Receivable for fund shares sold		104,713
Receivable for variation margin on futures contracts		3,096
Total assets		19,183,612
Liabilities
Payable for investments purchased	$250,630
Payable for fund shares redeemed	308
Accrued management fee	9,574
Distribution and service plan fees payable	2,378
Total liabilities		262,890
Net Assets		$18,920,722
Net Assets consist of:
Paid in capital		$18,437,160
Total accumulated earnings (loss)		483,562
Net Assets		$18,920,722

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($5,766,887 ÷ 483,970 shares)(a)		$11.92
Maximum offering price per share (100/94.25 of $11.92)		$12.65
Class M :
Net Asset Value and redemption price per share ($2,680,105 ÷ 225,336 shares)(a)		$11.89
Maximum offering price per share (100/96.50 of $11.89)		$12.32
Class C :
Net Asset Value and offering price per share ($211,046 ÷ 17,740 shares)(a)		$11.90
Class K6 :
Net Asset Value, offering price and redemption price per share ($2,294,578 ÷ 191,134 shares)		$12.01
Class I :
Net Asset Value, offering price and redemption price per share ($470,880 ÷ 39,216 shares)		$12.01
Class Z :
Net Asset Value, offering price and redemption price per share ($7,497,226 ÷ 626,583 shares)		$11.97
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$211,689
Interest		359
Total income		212,048
Expenses
Management fee	$60,583
Distribution and service plan fees	16,958
Independent trustees' fees and expenses	18
Total expenses		77,559
Net Investment income (loss)		134,489
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	19
Affiliated issuers	(29,643)
Futures contracts	(7,193)
Capital gain distributions from underlying funds:
Affiliated issuers	741,755
Total net realized gain (loss)		704,938
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(16,730)
Futures contracts	(4,973)
Total change in net unrealized appreciation (depreciation)		(21,703)
Net gain (loss)		683,235
Net increase (decrease) in net assets resulting from operations		$817,724
Statement of Changes in Net Assets

	Year ended March 31, 2026	For the period June 28, 2024 (commencement of operations) through March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$134,489	$10,687
Net realized gain (loss)	704,938	39,643
Change in net unrealized appreciation (depreciation)	(21,703)	(77,722)
Net increase (decrease) in net assets resulting from operations	817,724	(27,392)
Distributions to shareholders	(253,932)	(17,975)

Share transactions - net increase (decrease)	15,901,386	2,500,911
Total increase (decrease) in net assets	16,465,178	2,455,544

Net Assets
Beginning of period	2,455,544	-
End of period	$18,920,722	$2,455,544

Financial Highlights
Fidelity Advisor Freedom® 2070 Fund Class A

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.18	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.10
Net realized and unrealized gain (loss)	1.90	.27
Total from investment operations	2.06	.37
Distributions from net investment income	(.15)	(.14)
Distributions from net realized gain	(.18)	(.05)
Total distributions	(.32) D	(.19)
Net asset value, end of period	$11.92	$10.18
Total Return E,F	20.44%	3.67%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.94%	1.02% I,J
Expenses net of fee waivers, if any	.94%	1.02% I,J
Expenses net of all reductions, if any	.94%	1.02% I,J
Net investment income (loss)	1.36%	1.34% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,767	$872
Portfolio turnover rate K	24%	19% I

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® 2070 Fund Class M

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.17	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.08
Net realized and unrealized gain (loss)	1.90	.26
Total from investment operations	2.03	.34
Distributions from net investment income	(.13)	(.13)
Distributions from net realized gain	(.18)	(.05)
Total distributions	(.31)	(.17) D
Net asset value, end of period	$11.89	$10.17
Total Return E,F	20.11%	3.42%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.18%	1.27% I,J
Expenses net of fee waivers, if any	1.18%	1.27% I,J
Expenses net of all reductions, if any	1.18%	1.27% I,J
Net investment income (loss)	1.11%	1.09% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,680	$296
Portfolio turnover rate K	24%	19% J

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® 2070 Fund Class C

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.19	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.05
Net realized and unrealized gain (loss)	1.90	.25
Total from investment operations	1.97	.30
Distributions from net investment income	(.09)	(.07)
Distributions from net realized gain	(.18)	(.05)
Total distributions	(.26) D	(.11) D
Net asset value, end of period	$11.90	$10.19
Total Return E,F	19.54%	3.03%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.69%	1.75% I
Expenses net of fee waivers, if any	1.69%	1.75% I
Expenses net of all reductions, if any	1.69%	1.75% I
Net investment income (loss)	.60%	.61% I
Supplemental Data
Net assets, end of period (000 omitted)	$211	$75
Portfolio turnover rate J	24%	19% I

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® 2070 Fund Class K6

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.23	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.22	.15
Net realized and unrealized gain (loss)	1.92	.26
Total from investment operations	2.14	.41
Distributions from net investment income	(.18)	(.13)
Distributions from net realized gain	(.18)	(.05)
Total distributions	(.36)	(.18)
Net asset value, end of period	$12.01	$10.23
Total Return D	21.07%	4.07%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.45%	.45% G
Expenses net of fee waivers, if any	.45%	.45% G
Expenses net of all reductions, if any	.45%	.45% G
Net investment income (loss)	1.84%	1.91% G
Supplemental Data
Net assets, end of period (000 omitted)	$2,295	$76
Portfolio turnover rate H	24%	19% G

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® 2070 Fund Class I

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.22	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.13
Net realized and unrealized gain (loss)	1.92	.25
Total from investment operations	2.11	.38
Distributions from net investment income	(.14)	(.12)
Distributions from net realized gain	(.18)	(.05)
Total distributions	(.32)	(.16) D
Net asset value, end of period	$12.01	$10.22
Total Return E	20.77%	3.82%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.69%	.75% H
Expenses net of fee waivers, if any	.69%	.75% H
Expenses net of all reductions, if any	.69%	.75% H
Net investment income (loss)	1.60%	1.62% H
Supplemental Data
Net assets, end of period (000 omitted)	$471	$278
Portfolio turnover rate I	24%	19% H

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® 2070 Fund Class Z

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.20	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20	.13
Net realized and unrealized gain (loss)	1.91	.26
Total from investment operations	2.11	.39
Distributions from net investment income	(.16)	(.14)
Distributions from net realized gain	(.18)	(.05)
Total distributions	(.34)	(.19)
Net asset value, end of period	$11.97	$10.20
Total Return D	20.86%	3.90%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.65%	.66% G,H
Expenses net of fee waivers, if any	.65%	.66% G,H
Expenses net of all reductions, if any	.65%	.66% G,H
Net investment income (loss)	1.65%	1.70% G
Supplemental Data
Net assets, end of period (000 omitted)	$7,497	$859
Portfolio turnover rate I	24%	19% G

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended March 31, 2026

1. Organization.
Fidelity Advisor Freedom Retirement Fund (formerly Fidelity Advisor Freedom Income Fund), Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, Fidelity Advisor Freedom 2065 Fund and Fidelity Advisor Freedom 2070 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Class I, Class Z and Class K6 shares, each of which has equal rights as to assets and voting privileges. Class Z6 was renamed Class K6 on May 24, 2024. Class A, Class M, Class C, Class I, Class Z and Class K6 are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

Each Fund is a fund of funds, and therefore invests in other funds instead of individual securities. Each Fund invests primarily in a combination of Fidelity U.S. equity funds, international equity funds, bond funds, and short-term funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses a third party pricing service approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2026 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2026, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying funds, in-kind transactions, futures, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Advisor Freedom Retirement Fund	197,595,846	19,925,618	(6,926,983)	12,998,635
Fidelity Advisor Freedom 2010 Fund	182,484,536	24,036,382	(6,715,601)	17,320,781
Fidelity Advisor Freedom 2015 Fund	358,696,263	63,878,232	(15,010,986)	48,867,246
Fidelity Advisor Freedom 2020 Fund	896,862,683	198,658,421	(54,835,350)	143,823,071
Fidelity Advisor Freedom 2025 Fund	1,658,797,890	428,366,018	(112,646,434)	315,719,584
Fidelity Advisor Freedom 2030 Fund	2,424,816,434	688,481,949	(128,655,025)	559,826,924
Fidelity Advisor Freedom 2035 Fund	2,383,525,808	765,117,001	(89,692,145)	675,424,856
Fidelity Advisor Freedom 2040 Fund	2,168,924,567	855,955,667	(52,317,606)	803,638,061
Fidelity Advisor Freedom 2045 Fund	1,646,683,327	636,822,302	(25,019,486)	611,802,816
Fidelity Advisor Freedom 2050 Fund	1,480,289,916	551,017,494	(15,550,133)	535,467,361
Fidelity Advisor Freedom 2055 Fund	1,128,035,178	326,299,433	(12,041,588)	314,257,845
Fidelity Advisor Freedom 2060 Fund	701,131,716	153,221,017	(8,398,845)	144,822,172
Fidelity Advisor Freedom 2065 Fund	271,138,440	39,935,265	(4,825,397)	35,109,868
Fidelity Advisor Freedom 2070 Fund	19,046,322	611,484	(740,038)	(128,554)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Advisor Freedom Retirement Fund	207,364	-	(3,768,461)	12,998,635
Fidelity Advisor Freedom 2010 Fund	535,253	2,402,214	-	17,320,781
Fidelity Advisor Freedom 2015 Fund	912,385	9,735,103	-	48,867,246
Fidelity Advisor Freedom 2020 Fund	1,765,043	32,217,707	-	143,823,071
Fidelity Advisor Freedom 2025 Fund	2,308,885	69,130,557	-	315,719,584
Fidelity Advisor Freedom 2030 Fund	2,782,080	110,020,511	-	559,826,924
Fidelity Advisor Freedom 2035 Fund	1,773,619	125,895,825	-	675,424,856
Fidelity Advisor Freedom 2040 Fund	-	154,157,761	-	803,638,061
Fidelity Advisor Freedom 2045 Fund	-	118,096,254	-	611,802,816
Fidelity Advisor Freedom 2050 Fund	-	100,584,015	-	535,467,361
Fidelity Advisor Freedom 2055 Fund	-	69,943,159	-	314,257,845
Fidelity Advisor Freedom 2060 Fund	-	40,477,283	-	144,822,172
Fidelity Advisor Freedom 2065 Fund	-	14,185,731	-	35,109,868
Fidelity Advisor Freedom 2070 Fund	-	612,116	-	(128,554)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Advisor Freedom Retirement Fund	(2,534,681)	(1,233,780)	(3,768,461)

The tax character of distributions paid was as follows:

March 31, 2026
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Advisor Freedom Retirement Fund	6,767,776	-	6,767,776
Fidelity Advisor Freedom 2010 Fund	6,174,709	4,069,466	10,244,175
Fidelity Advisor Freedom 2015 Fund	11,550,715	17,185,452	28,736,167
Fidelity Advisor Freedom 2020 Fund	26,822,062	56,648,775	83,470,837
Fidelity Advisor Freedom 2025 Fund	45,997,671	112,355,055	158,352,726
Fidelity Advisor Freedom 2030 Fund	61,843,748	159,253,047	221,096,795
Fidelity Advisor Freedom 2035 Fund	55,889,342	166,096,095	221,985,437
Fidelity Advisor Freedom 2040 Fund	46,828,704	161,518,786	208,347,490
Fidelity Advisor Freedom 2045 Fund	32,386,226	108,197,656	140,583,882
Fidelity Advisor Freedom 2050 Fund	29,078,050	89,663,492	118,741,542
Fidelity Advisor Freedom 2055 Fund	21,219,340	53,130,861	74,350,201
Fidelity Advisor Freedom 2060 Fund	12,315,111	25,635,148	37,950,259
Fidelity Advisor Freedom 2065 Fund	4,165,174	8,388,247	12,553,421
Fidelity Advisor Freedom 2070 Fund	174,040	79,892	253,932

March 31, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Advisor Freedom Retirement Fund	6,681,040	-	6,681,040
Fidelity Advisor Freedom 2010 Fund	5,993,332	-	5,993,332
Fidelity Advisor Freedom 2015 Fund	11,650,033	6,757,529	18,407,562
Fidelity Advisor Freedom 2020 Fund	27,418,746	27,498,919	54,917,665
Fidelity Advisor Freedom 2025 Fund	45,768,644	35,062,387	80,831,031
Fidelity Advisor Freedom 2030 Fund	57,591,372	24,493,600	82,084,972
Fidelity Advisor Freedom 2035 Fund	47,483,747	44,981,750	92,465,497
Fidelity Advisor Freedom 2040 Fund	39,067,492	31,411,859	70,479,351
Fidelity Advisor Freedom 2045 Fund	27,111,224	3,556,481	30,667,705
Fidelity Advisor Freedom 2050 Fund	22,578,419	4,353,313	26,931,732
Fidelity Advisor Freedom 2055 Fund	15,553,678	2,057,806	17,611,484
Fidelity Advisor Freedom 2060 Fund	8,460,688	2,815,797	11,276,485
Fidelity Advisor Freedom 2065 Fund	2,608,127	989,516	3,597,643
Fidelity Advisor Freedom 2070 Fund A	14,669	3,306	17,975

A  For the period June 28, 2024 (commencement of operations) through March 31, 2025.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Freedom Retirement Fund
Equity Risk
Futures Contracts	(583,339)	257,894
Total Equity Risk	(583,339)	257,894
Interest Rate Risk
Futures Contracts	323,963	(375,255)
Total Interest Rate Risk	323,963	(375,255)
Totals	(259,376)	(117,361)
Fidelity Advisor Freedom 2010 Fund
Equity Risk
Futures Contracts	(532,883)	235,447
Total Equity Risk	(532,883)	235,447
Interest Rate Risk
Futures Contracts	304,771	(355,725)
Total Interest Rate Risk	304,771	(355,725)
Totals	(228,112)	(120,278)
Fidelity Advisor Freedom 2015 Fund
Equity Risk
Futures Contracts	(1,105,265)	456,461
Total Equity Risk	(1,105,265)	456,461
Interest Rate Risk
Futures Contracts	623,500	(726,185)
Total Interest Rate Risk	623,500	(726,185)
Totals	(481,765)	(269,724)
Fidelity Advisor Freedom 2020 Fund
Equity Risk
Futures Contracts	(2,848,663)	1,153,209
Total Equity Risk	(2,848,663)	1,153,209
Interest Rate Risk
Futures Contracts	1,587,378	(1,848,172)
Total Interest Rate Risk	1,587,378	(1,848,172)
Totals	(1,261,285)	(694,963)
Fidelity Advisor Freedom 2025 Fund
Equity Risk
Futures Contracts	(5,101,425)	2,030,115
Total Equity Risk	(5,101,425)	2,030,115
Interest Rate Risk
Futures Contracts	2,943,461	(3,454,357)
Total Interest Rate Risk	2,943,461	(3,454,357)
Totals	(2,157,964)	(1,424,242)
Fidelity Advisor Freedom 2030 Fund
Equity Risk
Futures Contracts	(7,392,684)	2,880,137
Total Equity Risk	(7,392,684)	2,880,137
Interest Rate Risk
Futures Contracts	4,201,027	(5,023,662)
Total Interest Rate Risk	4,201,027	(5,023,662)
Totals	(3,191,657)	(2,143,525)
Fidelity Advisor Freedom 2035 Fund
Equity Risk
Futures Contracts	(7,192,465)	2,644,226
Total Equity Risk	(7,192,465)	2,644,226
Interest Rate Risk
Futures Contracts	4,138,460	(5,008,956)
Total Interest Rate Risk	4,138,460	(5,008,956)
Totals	(3,054,005)	(2,364,730)
Fidelity Advisor Freedom 2040 Fund
Equity Risk
Futures Contracts	(6,322,250)	2,291,659
Total Equity Risk	(6,322,250)	2,291,659
Interest Rate Risk
Futures Contracts	3,933,537	(4,781,057)
Total Interest Rate Risk	3,933,537	(4,781,057)
Totals	(2,388,713)	(2,489,398)
Fidelity Advisor Freedom 2045 Fund
Equity Risk
Futures Contracts	(3,492,338)	1,600,191
Total Equity Risk	(3,492,338)	1,600,191
Interest Rate Risk
Futures Contracts	2,910,763	(4,280,812)
Total Interest Rate Risk	2,910,763	(4,280,812)
Totals	(581,575)	(2,680,621)
Fidelity Advisor Freedom 2050 Fund
Equity Risk
Futures Contracts	(3,340,959)	1,298,290
Total Equity Risk	(3,340,959)	1,298,290
Interest Rate Risk
Futures Contracts	2,406,826	(3,992,067)
Total Interest Rate Risk	2,406,826	(3,992,067)
Totals	(934,133)	(2,693,777)
Fidelity Advisor Freedom 2055 Fund
Equity Risk
Futures Contracts	(2,208,268)	893,065
Total Equity Risk	(2,208,268)	893,065
Interest Rate Risk
Futures Contracts	1,601,174	(2,899,557)
Total Interest Rate Risk	1,601,174	(2,899,557)
Totals	(607,094)	(2,006,492)
Fidelity Advisor Freedom 2060 Fund
Equity Risk
Futures Contracts	(1,196,883)	517,852
Total Equity Risk	(1,196,883)	517,852
Interest Rate Risk
Futures Contracts	884,628	(1,650,569)
Total Interest Rate Risk	884,628	(1,650,569)
Totals	(312,255)	(1,132,717)
Fidelity Advisor Freedom 2065 Fund
Equity Risk
Futures Contracts	(397,183)	170,841
Total Equity Risk	(397,183)	170,841
Interest Rate Risk
Futures Contracts	284,557	(559,325)
Total Interest Rate Risk	284,557	(559,325)
Totals	(112,626)	(388,484)
Fidelity Advisor Freedom 2070 Fund
Equity Risk
Futures Contracts	(7,193)	(4,973)
Total Equity Risk	(7,193)	(4,973)
Totals	(7,193)	(4,973)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Freedom Retirement Fund	47,693,651	65,459,487
Fidelity Advisor Freedom 2010 Fund	42,536,391	61,621,965
Fidelity Advisor Freedom 2015 Fund	75,633,257	119,754,561
Fidelity Advisor Freedom 2020 Fund	189,660,013	311,845,216
Fidelity Advisor Freedom 2025 Fund	380,135,720	570,511,128
Fidelity Advisor Freedom 2030 Fund	573,524,217	645,570,270
Fidelity Advisor Freedom 2035 Fund	650,016,532	584,458,133
Fidelity Advisor Freedom 2040 Fund	623,093,718	505,320,951
Fidelity Advisor Freedom 2045 Fund	487,024,862	355,400,946
Fidelity Advisor Freedom 2050 Fund	435,237,642	329,230,948
Fidelity Advisor Freedom 2055 Fund	357,681,455	236,825,157
Fidelity Advisor Freedom 2060 Fund	233,933,910	127,625,016
Fidelity Advisor Freedom 2065 Fund	121,868,597	46,770,668
Fidelity Advisor Freedom 2070 Fund	18,789,824	2,302,832

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Advisor Freedom Retirement Fund	31,617	51,869	-	51,869	342,094
Fidelity Advisor Freedom 2010 Fund	15,451	31,495	-	31,495	174,292
Fidelity Advisor Freedom 2015 Fund	36,885	86,922	-	86,922	411,632
Fidelity Advisor Freedom 2020 Fund	57,942	181,288	-	181,288	732,381
Fidelity Advisor Freedom 2025 Fund	161,601	652,697	-	652,697	2,231,711
Fidelity Advisor Freedom 2030 Fund	606,971	3,048,603	-	3,048,603	9,559,792
Fidelity Advisor Freedom 2035 Fund	1,220,516	7,136,828	-	7,136,828	20,223,953
Fidelity Advisor Freedom 2040 Fund	1,292,302	10,259,701	-	10,259,701	24,915,583
Fidelity Advisor Freedom 2045 Fund	1,782,753	12,778,729	-	12,778,729	28,434,916
Fidelity Advisor Freedom 2050 Fund	1,663,956	12,095,592	-	12,095,592	26,689,848
Fidelity Advisor Freedom 2055 Fund	1,191,362	8,908,061	-	8,908,061	21,504,085
Fidelity Advisor Freedom 2060 Fund	748,860	4,792,794	-	4,792,794	12,401,120
Fidelity Advisor Freedom 2065 Fund	190,844	1,039,499	-	1,039,499	2,979,082

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Advisor Freedom Retirement Fund	173,790	203,799	1,768,076
Fidelity Advisor Freedom 2010 Fund	13,811	21,488	150,574
Fidelity Advisor Freedom 2015 Fund	138,953	432,842	1,505,614
Fidelity Advisor Freedom 2020 Fund	521,444	1,425,230	6,403,980
Fidelity Advisor Freedom 2025 Fund	1,364,508	4,707,293	17,812,977
Fidelity Advisor Freedom 2030 Fund	2,221,624	8,979,337	31,953,224
Fidelity Advisor Freedom 2035 Fund	2,562,363	11,897,677	37,436,499
Fidelity Advisor Freedom 2040 Fund	3,551,847	21,340,927	58,419,686
Fidelity Advisor Freedom 2045 Fund	4,274,575	21,668,756	55,484,281
Fidelity Advisor Freedom 2050 Fund	4,420,380	22,396,977	57,507,363
Fidelity Advisor Freedom 2055 Fund	3,753,314	18,387,845	53,781,267
Fidelity Advisor Freedom 2060 Fund	2,107,754	8,741,163	27,444,955
Fidelity Advisor Freedom 2065 Fund	603,348	2,031,673	7,381,017
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Advisor Freedom 2065 Fund and Fidelity Advisor Freedom 2070 Fund, the management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Effective June 1, 2025, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I)	Annual % of Class-Level Average Net Assets (Classes Z, K6)
Fidelity Advisor Freedom Retirement Fund	.46%	.415%
Fidelity Advisor Freedom 2010 Fund	.46%	.415%
Fidelity Advisor Freedom 2015 Fund	.50%	.448%
Fidelity Advisor Freedom 2020 Fund	.55%	.482%
Fidelity Advisor Freedom 2025 Fund	.59%	.517%
Fidelity Advisor Freedom 2030 Fund	.61%	.552%
Fidelity Advisor Freedom 2035 Fund	.64%	.587%
Fidelity Advisor Freedom 2040 Fund	.66%	.622%
Fidelity Advisor Freedom 2045 Fund	.68%	.643%
Fidelity Advisor Freedom 2050 Fund	.68%	.643%
Fidelity Advisor Freedom 2055 Fund	.68%	.643%
Fidelity Advisor Freedom 2060 Fund	.68%	.643%
Fidelity Advisor Freedom 2065 Fund	.68%	.643%
Fidelity Advisor Freedom 2070 Fund	.68%	.643%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 of each Fund as necessary so that Class K6 total expenses do not exceed certain amounts of Class K6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class K6)
Fidelity Advisor Freedom Retirement Fund	.24%
Fidelity Advisor Freedom 2010 Fund	.24%
Fidelity Advisor Freedom 2015 Fund	.26%
Fidelity Advisor Freedom 2020 Fund	.28%
Fidelity Advisor Freedom 2025 Fund	.32%
Fidelity Advisor Freedom 2030 Fund	.36%
Fidelity Advisor Freedom 2035 Fund	.39%
Fidelity Advisor Freedom 2040 Fund	.43%
Fidelity Advisor Freedom 2045 Fund	.45%
Fidelity Advisor Freedom 2050 Fund	.45%
Fidelity Advisor Freedom 2055 Fund	.45%
Fidelity Advisor Freedom 2060 Fund	.45%
Fidelity Advisor Freedom 2065 Fund	.45%
Fidelity Advisor Freedom 2070 Fund	.45%

For the period April 1, 2025 through May 31, 2025, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I)	Annual % of Class-Level Average Net Assets (Classes Z, K6)
Fidelity Advisor Freedom Retirement Fund	.465%	.415%
Fidelity Advisor Freedom 2010 Fund	.465%	.415%
Fidelity Advisor Freedom 2015 Fund	.508%	.448%
Fidelity Advisor Freedom 2020 Fund	.550%	.482%
Fidelity Advisor Freedom 2025 Fund	.593%	.517%
Fidelity Advisor Freedom 2030 Fund	.635%	.552%
Fidelity Advisor Freedom 2035 Fund	.678%	.587%
Fidelity Advisor Freedom 2040 Fund	.720%	.622%
Fidelity Advisor Freedom 2045 Fund	.746%	.643%
Fidelity Advisor Freedom 2050 Fund	.746%	.643%
Fidelity Advisor Freedom 2055 Fund	.746%	.643%
Fidelity Advisor Freedom 2060 Fund	.746%	.643%
Fidelity Advisor Freedom 2065 Fund	.746%	.643%
Fidelity Advisor Freedom 2070 Fund	.746%	.643%

For the period April 1, 2025 through May 31, 2025, under the expense contract, the investment adviser paid class-level expenses for Class K6 of each Fund as necessary so that Class K6 total expenses did not exceed certain amounts of Class K6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class K6)
Fidelity Advisor Freedom Retirement Fund	.24%
Fidelity Advisor Freedom 2010 Fund	.24%
Fidelity Advisor Freedom 2015 Fund	.26%
Fidelity Advisor Freedom 2020 Fund	.28%
Fidelity Advisor Freedom 2025 Fund	.32%
Fidelity Advisor Freedom 2030 Fund	.36%
Fidelity Advisor Freedom 2035 Fund	.39%
Fidelity Advisor Freedom 2040 Fund	.43%
Fidelity Advisor Freedom 2045 Fund	.45%
Fidelity Advisor Freedom 2050 Fund	.45%
Fidelity Advisor Freedom 2055 Fund	.45%
Fidelity Advisor Freedom 2060 Fund	.45%
Fidelity Advisor Freedom 2065 Fund	.45%
Fidelity Advisor Freedom 2070 Fund	.45%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Advisor Freedom Retirement Fund
Class A	- %	.25%	204,479	10,267
Class M	.25%	.25%	187,604	1,278
Class C	.75%	.25%	36,801	2,734
			428,884	14,279
Fidelity Advisor Freedom 2010 Fund
Class A	- %	.25%	208,756	10,030
Class M	.25%	.25%	191,244	29
Class C	.75%	.25%	10,480	1,555
			410,480	11,614
Fidelity Advisor Freedom 2015 Fund
Class A	- %	.25%	469,480	18,524
Class M	.25%	.25%	297,466	6,425
Class C	.75%	.25%	55,948	5,488
			822,894	30,437
Fidelity Advisor Freedom 2020 Fund
Class A	- %	.25%	1,111,319	31,041
Class M	.25%	.25%	889,956	14,018
Class C	.75%	.25%	171,953	13,000
			2,173,228	58,059
Fidelity Advisor Freedom 2025 Fund
Class A	- %	.25%	1,940,467	87,477
Class M	.25%	.25%	1,445,734	21,981
Class C	.75%	.25%	278,793	32,216
			3,664,994	141,674
Fidelity Advisor Freedom 2030 Fund
Class A	- %	.25%	2,717,933	231,993
Class M	.25%	.25%	2,078,358	44,290
Class C	.75%	.25%	431,229	50,014
			5,227,520	326,297
Fidelity Advisor Freedom 2035 Fund
Class A	- %	.25%	2,544,348	102,772
Class M	.25%	.25%	2,002,334	30,936
Class C	.75%	.25%	438,465	47,100
			4,985,147	180,808
Fidelity Advisor Freedom 2040 Fund
Class A	- %	.25%	2,513,382	90,070
Class M	.25%	.25%	2,036,812	31,669
Class C	.75%	.25%	387,476	57,634
			4,937,670	179,373
Fidelity Advisor Freedom 2045 Fund
Class A	- %	.25%	1,646,017	79,259
Class M	.25%	.25%	1,364,134	22,036
Class C	.75%	.25%	270,361	33,680
			3,280,512	134,975
Fidelity Advisor Freedom 2050 Fund
Class A	- %	.25%	1,486,388	74,954
Class M	.25%	.25%	1,134,640	12,981
Class C	.75%	.25%	309,476	44,497
			2,930,504	132,432
Fidelity Advisor Freedom 2055 Fund
Class A	- %	.25%	942,823	50,382
Class M	.25%	.25%	740,034	10,816
Class C	.75%	.25%	194,158	29,990
			1,877,015	91,188
Fidelity Advisor Freedom 2060 Fund
Class A	- %	.25%	529,524	35,062
Class M	.25%	.25%	420,054	4,676
Class C	.75%	.25%	144,049	21,494
			1,093,627	61,232
Fidelity Advisor Freedom 2065 Fund
Class A	- %	.25%	201,797	22,966
Class M	.25%	.25%	111,702	3,067
Class C	.75%	.25%	39,056	12,566
			352,555	38,599
Fidelity Advisor Freedom 2070 Fund
Class A	- %	.25%	7,767	415
Class M	.25%	.25%	7,842	419
Class C	.75%	.25%	1,349	1,278
			16,958	2,112

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Fidelity Advisor Freedom Retirement Fund
Class A	8,651
Class M	425
Class C A	146
9,222
Fidelity Advisor Freedom 2010 Fund
Class A	3,227
Class M	366
Class C A	29
3,622
Fidelity Advisor Freedom 2015 Fund
Class A	4,845
Class M	918
Class C A	138
5,901
Fidelity Advisor Freedom 2020 Fund
Class A	13,787
Class M	3,611
Class C A	513
17,911
Fidelity Advisor Freedom 2025 Fund
Class A	33,211
Class M	7,108
Class C A	2,127
42,446
Fidelity Advisor Freedom 2030 Fund
Class A	53,407
Class M	11,950
Class C A	2,269
67,626
Fidelity Advisor Freedom 2035 Fund
Class A	58,773
Class M	11,142
Class C A	3,084
72,999
Fidelity Advisor Freedom 2040 Fund
Class A	61,870
Class M	11,130
Class C A	1,937
74,937
Fidelity Advisor Freedom 2045 Fund
Class A	60,166
Class M	8,584
Class C A	2,823
71,573
Fidelity Advisor Freedom 2050 Fund
Class A	55,967
Class M	8,239
Class C A	1,965
66,171
Fidelity Advisor Freedom 2055 Fund
Class A	48,116
Class M	6,969
Class C A	1,702
56,787
Fidelity Advisor Freedom 2060 Fund
Class A	39,114
Class M	5,397
Class C A	1,289
45,800
Fidelity Advisor Freedom 2065 Fund
Class A	25,783
Class M	2,892
Class C A	528
29,203
Fidelity Advisor Freedom 2070 Fund
Class A	1,944
Class M	239
2,183

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Advisor Freedom Retirement Fund	459
Fidelity Advisor Freedom 2010 Fund	419
Fidelity Advisor Freedom 2015 Fund	242
Fidelity Advisor Freedom 2020 Fund	70
Fidelity Advisor Freedom 2025 Fund	76
Fidelity Advisor Freedom 2030 Fund	51
Fidelity Advisor Freedom 2035 Fund	31
Fidelity Advisor Freedom 2040 Fund	21
Fidelity Advisor Freedom 2045 Fund	14
Fidelity Advisor Freedom 2050 Fund	34
Fidelity Advisor Freedom 2055 Fund	55
Fidelity Advisor Freedom 2060 Fund	122
Fidelity Advisor Freedom 2065 Fund	440
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended March 31, 2026	Year ended March 31, 2025
Fidelity Advisor Freedom Retirement Fund
Distributions to shareholders
Class A	$2,420,258	$2,552,473
Class M	1,038,342	957,064
Class C	83,123	83,929
Class K6	1,463,554	1,122,076
Class I	291,092	731,231
Class Z	1,471,407	1,234,267
Total	$6,767,776	$6,681,040
Fidelity Advisor Freedom 2010 Fund
Distributions to shareholders
Class A	$3,958,690	$2,256,407
Class M	1,762,834	1,033,003
Class C	42,976	24,821
Class K6	1,702,484	980,463
Class I	890,543	615,148
Class Z	1,886,648	1,083,490
Total	$10,244,175	$5,993,332
Fidelity Advisor Freedom 2015 Fund
Distributions to shareholders
Class A	$12,436,903	$ 7,992,708
Class M	3,835,576	2,401,317
Class C	332,125	220,455
Class K6	4,226,570	2,405,289
Class I	1,545,430	1,678,203
Class Z	6,359,563	3,709,590
Total	$28,736,167	$18,407,562
Fidelity Advisor Freedom 2020 Fund
Distributions to shareholders
Class A	$33,408,787	$21,837,080
Class M	13,038,946	7,970,278
Class C	1,198,687	746,534
Class K6	15,210,449	8,994,400
Class I	3,454,339	4,944,743
Class Z	17,159,629	10,424,630
Total	$83,470,837	$54,917,665
Fidelity Advisor Freedom 2025 Fund
Distributions to shareholders
Class A	$59,015,187	$30,236,104
Class M	21,136,548	10,097,890
Class C	2,008,925	899,244
Class K6	34,747,181	16,238,279
Class I	5,139,989	5,072,698
Class Z	36,304,896	18,286,816
Total	$158,352,726	$80,831,031
Fidelity Advisor Freedom 2030 Fund
Distributions to shareholders
Class A	$78,746,239	$28,786,600
Class M	29,529,084	9,910,785
Class C	2,960,280	949,793
Class K6	49,504,006	18,379,967
Class I	8,940,769	3,582,235
Class Z	51,416,417	20,475,592
Total	$221,096,795	$82,084,972
Fidelity Advisor Freedom 2035 Fund
Distributions to shareholders
Class A	$73,745,221	$30,341,590
Class M	29,083,826	11,867,116
Class C	3,141,593	1,188,644
Class K6	53,512,424	20,178,176
Class I	8,047,039	6,580,128
Class Z	54,455,334	22,309,843
Total	$221,985,437	$92,465,497
Fidelity Advisor Freedom 2040 Fund
Distributions to shareholders
Class A	$71,882,259	$24,125,317
Class M	28,665,296	9,109,154
Class C	2,757,915	804,840
Class K6	47,250,657	15,523,730
Class I	8,804,874	4,039,187
Class Z	48,986,489	16,877,123
Total	$208,347,490	$70,479,351
Fidelity Advisor Freedom 2045 Fund
Distributions to shareholders
Class A	$41,716,636	$8,554,929
Class M	17,214,935	3,153,365
Class C	1,676,068	245,040
Class K6	39,760,193	9,523,772
Class I	4,739,291	474,262
Class Z	35,476,759	8,716,337
Total	$140,583,882	$30,667,705
Fidelity Advisor Freedom 2050 Fund
Distributions to shareholders
Class A	$35,616,309	$7,488,114
Class M	13,392,810	2,537,573
Class C	1,781,971	256,370
Class K6	32,999,211	8,447,011
Class I	4,496,883	278,781
Class Z	30,454,358	7,923,883
Total	$118,741,542	$26,931,732
Fidelity Advisor Freedom 2055 Fund
Distributions to shareholders
Class A	$19,898,459	$4,196,082
Class M	7,690,450	1,418,077
Class C	963,758	127,689
Class K6	22,998,378	6,001,291
Class I	2,083,981	598,815
Class Z	20,715,175	5,269,530
Total	$74,350,201	$17,611,484
Fidelity Advisor Freedom 2060 Fund
Distributions to shareholders
Class A	$9,990,982	$2,704,638
Class M	3,816,758	955,624
Class C	612,969	128,450
Class K6	12,089,680	3,603,289
Class I	959,521	766,928
Class Z	10,480,349	3,117,556
Total	$37,950,259	$11,276,485
Fidelity Advisor Freedom 2065 Fund
Distributions to shareholders
Class A	$3,766,281	$1,023,032
Class M	974,992	220,827
Class C	160,504	31,580
Class K6	4,005,133	1,106,549
Class I	146,846	256,147
Class Z	3,499,665	959,508
Total	$12,553,421	$3,597,643
Fidelity Advisor Freedom 2070 Fund A
Distributions to shareholders
Class A	$85,926	$5,571
Class M	37,581	2,428
Class C	2,969	647
Class K6	16,881	880
Class I	9,306	4,321
Class Z	101,269	4,128
Total	$253,932	$17,975

A For the period June 28, 2024 (commencement of operations) through March 31, 2025.
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2026	Year ended March 31, 2025	Year ended March 31, 2026	Year ended March 31, 2025
Fidelity Advisor Freedom Retirement Fund
Class A
Shares sold	1,660,937	978,806	$17,616,245	$9,927,927
Issued in exchange for the shares of the Acquired Fund(s)	-	3,431,525	-	34,555,531
Reinvestment of distributions	222,532	245,885	2,362,461	2,485,767
Shares redeemed	(3,306,704)	(2,715,831)	(35,134,751)	(27,678,254)
Net increase (decrease)	(1,423,235)	1,940,385	$(15,156,045)	$19,290,971
Class M
Shares sold	417,723	500,012	$4,414,966	$5,060,232
Issued in exchange for the shares of the Acquired Fund(s)	-	1,653,082	-	16,613,455
Reinvestment of distributions	97,841	94,773	1,037,000	956,031
Shares redeemed	(729,558)	(1,033,899)	(7,703,361)	(10,505,901)
Net increase (decrease)	(213,994)	1,213,968	$(2,251,395)	$12,123,817
Class C
Shares sold	16,012	39,818	$167,036	$403,626
Issued in exchange for the shares of the Acquired Fund(s)	-	46,278	-	461,389
Reinvestment of distributions	7,698	7,775	81,039	77,710
Shares redeemed	(71,229)	(112,741)	(746,991)	(1,140,458)
Net increase (decrease)	(47,519)	(18,870)	$(498,916)	$(197,733)
Class K6
Shares sold	1,299,191	2,355,263	$13,963,325	$24,183,384
Issued in exchange for the shares of the Acquired Fund(s)	-	984,354	-	9,941,960
Reinvestment of distributions	135,020	107,663	1,438,153	1,092,443
Shares redeemed	(1,003,148)	(1,017,601)	(10,693,067)	(10,386,507)
Net increase (decrease)	431,063	2,429,679	$4,708,411	$24,831,280
Class I
Shares sold	85,589	361,431	$907,378	$3,673,047
Issued in exchange for the shares of the Acquired Fund(s)	-	1,438,662	-	14,544,808
Reinvestment of distributions	25,842	70,638	275,689	716,548
Shares redeemed	(429,258)	(5,189,753)	(4,637,210)	(53,350,350)
Net increase (decrease)	(317,827)	(3,319,022)	$(3,454,143)	$(34,415,947)
Class Z
Shares sold	527,887	2,570,352	$5,630,621	$26,331,167
Issued in exchange for the shares of the Acquired Fund(s)	-	1,285,750	-	12,973,158
Reinvestment of distributions	137,562	119,523	1,463,199	1,211,816
Shares redeemed	(1,116,915)	(1,413,933)	(11,918,280)	(14,460,163)
Net increase (decrease)	(451,466)	2,561,692	$(4,824,460)	$26,055,978
Fidelity Advisor Freedom 2010 Fund
Class A
Shares sold	1,010,885	600,090	$11,349,962	$6,490,901
Reinvestment of distributions	349,799	207,592	3,879,642	2,202,538
Shares redeemed	(1,573,726)	(2,600,119)	(17,821,501)	(28,091,352)
Net increase (decrease)	(213,042)	(1,792,437)	$(2,591,897)	$(19,397,913)
Class M
Shares sold	318,380	315,578	$3,537,102	$3,376,683
Reinvestment of distributions	159,750	97,835	1,759,193	1,031,426
Shares redeemed	(1,115,396)	(879,804)	(12,379,263)	(9,405,926)
Net increase (decrease)	(637,266)	(466,391)	$(7,082,968)	$(4,997,817)
Class C
Shares sold	4,688	31,650	$52,079	$347,047
Reinvestment of distributions	3,682	2,249	40,565	23,728
Shares redeemed	(23,557)	(48,354)	(258,336)	(521,012)
Net increase (decrease)	(15,187)	(14,455)	$(165,692)	$(150,237)
Class K6
Shares sold	717,250	1,619,815	$8,093,687	$17,548,424
Reinvestment of distributions	153,888	92,684	1,702,479	980,022
Shares redeemed	(834,276)	(980,195)	(9,352,415)	(10,676,559)
Net increase (decrease)	36,862	732,304	$443,751	$7,851,887
Class I
Shares sold	119,112	339,242	$1,354,001	$3,709,574
Reinvestment of distributions	78,577	57,056	878,053	608,649
Shares redeemed	(419,128)	(3,458,586)	(4,765,083)	(37,963,930)
Net increase (decrease)	(221,439)	(3,062,288)	$(2,533,029)	$(33,645,707)
Class Z
Shares sold	352,921	1,521,003	$3,927,005	$16,571,208
Reinvestment of distributions	171,436	102,840	1,886,321	1,083,322
Shares redeemed	(1,149,200)	(692,532)	(12,903,657)	(7,492,398)
Net increase (decrease)	(624,843)	931,311	$(7,090,331)	$10,162,132
Fidelity Advisor Freedom 2015 Fund
Class A
Shares sold	1,083,871	1,124,324	$12,032,783	$11,975,853
Reinvestment of distributions	1,137,869	756,576	12,273,969	7,892,567
Shares redeemed	(3,660,560)	(5,228,427)	(40,609,485)	(55,964,051)
Net increase (decrease)	(1,438,820)	(3,347,527)	$(16,302,733)	$(36,095,631)
Class M
Shares sold	323,490	485,847	$3,561,404	$5,148,246
Reinvestment of distributions	355,343	230,212	3,816,766	2,393,828
Shares redeemed	(1,262,631)	(1,742,580)	(13,775,882)	(18,630,193)
Net increase (decrease)	(583,798)	(1,026,521)	$(6,397,712)	$(11,088,119)
Class C
Shares sold	30,043	32,720	$328,700	$344,773
Reinvestment of distributions	31,214	21,366	332,125	220,454
Shares redeemed	(169,014)	(200,215)	(1,831,912)	(2,123,777)
Net increase (decrease)	(107,757)	(146,129)	$(1,171,087)	$(1,558,550)
Class K6
Shares sold	1,520,018	3,217,173	$16,902,179	$34,899,038
Reinvestment of distributions	388,853	229,083	4,216,587	2,401,020
Shares redeemed	(1,744,764)	(1,337,922)	(19,429,344)	(14,390,383)
Net increase (decrease)	164,107	2,108,334	$1,689,422	$22,909,675
Class I
Shares sold	138,813	652,534	$1,543,527	$7,081,822
Reinvestment of distributions	137,620	157,255	1,514,084	1,661,483
Shares redeemed	(483,662)	(7,365,761)	(5,474,828)	(80,715,549)
Net increase (decrease)	(207,229)	(6,555,972)	$(2,417,217)	$(71,972,244)
Class Z
Shares sold	721,815	4,744,070	$8,008,981	$51,396,361
Reinvestment of distributions	589,802	355,306	6,349,229	3,702,328
Shares redeemed	(2,479,617)	(2,367,003)	(27,372,968)	(25,363,448)
Net increase (decrease)	(1,168,000)	2,732,373	$(13,014,758)	$29,735,241
Fidelity Advisor Freedom 2020 Fund
Class A
Shares sold	2,794,772	3,297,616	$34,702,900	$39,822,516
Reinvestment of distributions	2,699,264	1,826,250	32,737,019	21,431,531
Shares redeemed	(8,599,731)	(13,310,948)	(107,090,399)	(160,350,628)
Net increase (decrease)	(3,105,695)	(8,187,082)	$(39,650,480)	$(99,096,581)
Class M
Shares sold	801,101	1,231,174	$9,922,270	$14,760,400
Reinvestment of distributions	1,074,174	678,740	12,996,877	7,952,195
Shares redeemed	(3,101,124)	(3,210,929)	(38,374,988)	(38,659,015)
Net increase (decrease)	(1,225,849)	(1,301,015)	$(15,455,841)	$(15,946,420)
Class C
Shares sold	97,973	111,129	$1,199,236	$1,314,467
Reinvestment of distributions	98,522	63,372	1,173,607	731,953
Shares redeemed	(428,812)	(538,212)	(5,245,002)	(6,374,917)
Net increase (decrease)	(232,317)	(363,711)	$(2,872,159)	$(4,328,497)
Class K6
Shares sold	3,422,808	8,368,128	$42,833,707	$102,116,486
Reinvestment of distributions	1,247,112	763,038	15,196,467	8,986,945
Shares redeemed	(4,625,893)	(4,661,469)	(57,680,635)	(56,729,050)
Net increase (decrease)	44,027	4,469,697	$349,539	$54,374,381
Class I
Shares sold	424,531	1,044,645	$5,326,080	$12,738,673
Reinvestment of distributions	266,578	408,925	3,308,454	4,863,648
Shares redeemed	(1,328,003)	(18,207,051)	(16,886,554)	(224,485,350)
Net increase (decrease)	(636,894)	(16,753,481)	$(8,252,020)	$(206,883,029)
Class Z
Shares sold	1,380,541	8,886,899	$17,161,638	$108,158,939
Reinvestment of distributions	1,417,651	888,905	17,156,037	10,415,881
Shares redeemed	(5,475,702)	(5,088,272)	(68,033,501)	(61,213,270)
Net increase (decrease)	(2,677,510)	4,687,532	$(33,715,826)	$57,361,550
Fidelity Advisor Freedom 2025 Fund
Class A
Shares sold	6,630,187	8,069,507	$89,337,417	$104,207,801
Reinvestment of distributions	4,473,827	2,374,162	58,392,591	29,915,243
Shares redeemed	(16,623,030)	(20,519,545)	(223,119,558)	(265,581,652)
Net increase (decrease)	(5,519,016)	(10,075,876)	$(75,389,550)	$(131,458,608)
Class M
Shares sold	2,283,033	3,044,735	$30,572,383	$39,229,975
Reinvestment of distributions	1,614,611	798,533	21,111,634	10,077,987
Shares redeemed	(5,898,020)	(6,881,603)	(79,390,669)	(89,197,103)
Net increase (decrease)	(2,000,376)	(3,038,335)	$(27,706,652)	$(39,889,141)
Class C
Shares sold	254,823	272,035	$3,330,171	$3,399,984
Reinvestment of distributions	157,704	72,774	1,994,826	892,249
Shares redeemed	(661,331)	(667,884)	(8,621,833)	(8,386,279)
Net increase (decrease)	(248,804)	(323,075)	$(3,296,836)	$(4,094,046)
Class K6
Shares sold	8,554,986	19,166,361	$116,082,102	$251,383,834
Reinvestment of distributions	2,615,182	1,270,265	34,467,648	16,105,339
Shares redeemed	(9,733,282)	(8,969,281)	(131,625,299)	(117,063,325)
Net increase (decrease)	1,436,886	11,467,345	$18,924,451	$150,425,848
Class I
Shares sold	684,660	2,787,161	$9,505,131	$36,317,169
Reinvestment of distributions	376,495	394,250	5,061,972	5,039,756
Shares redeemed	(1,941,101)	(37,792,242)	(27,238,922)	(499,941,728)
Net increase (decrease)	(879,946)	(34,610,831)	$(12,671,819)	$(458,584,803)
Class Z
Shares sold	3,970,045	19,408,845	$53,081,921	$253,352,504
Reinvestment of distributions	2,783,218	1,452,381	36,294,694	18,283,113
Shares redeemed	(10,798,304)	(10,263,306)	(144,795,423)	(132,502,302)
Net increase (decrease)	(4,045,041)	10,597,920	$(55,418,808)	$139,133,315
Fidelity Advisor Freedom 2030 Fund
Class A
Shares sold	10,528,706	10,894,940	$161,325,386	$157,923,233
Reinvestment of distributions	5,238,251	1,990,818	77,530,100	28,366,607
Shares redeemed	(18,405,449)	(21,563,156)	(281,700,526)	(313,967,073)
Net increase (decrease)	(2,638,492)	(8,677,398)	$(42,845,040)	$(127,677,233)
Class M
Shares sold	3,182,724	3,759,394	$48,151,912	$53,925,419
Reinvestment of distributions	2,010,217	700,510	29,432,999	9,893,161
Shares redeemed	(5,866,990)	(7,366,103)	(88,315,187)	(106,032,887)
Net increase (decrease)	(674,049)	(2,906,199)	$(10,730,276)	$(42,214,307)
Class C
Shares sold	359,817	356,437	$5,246,812	$4,981,869
Reinvestment of distributions	205,760	67,686	2,921,484	931,685
Shares redeemed	(858,134)	(936,727)	(12,602,755)	(13,147,187)
Net increase (decrease)	(292,557)	(512,604)	$(4,434,459)	$(7,233,633)
Class K6
Shares sold	12,586,314	23,444,001	$194,189,656	$344,059,318
Reinvestment of distributions	3,300,064	1,278,883	49,122,052	18,237,195
Shares redeemed	(10,081,366)	(9,582,187)	(154,636,651)	(139,781,889)
Net increase (decrease)	5,805,012	15,140,697	$88,675,057	$222,514,624
Class I
Shares sold	1,365,292	4,030,207	$21,117,149	$58,704,723
Reinvestment of distributions	580,048	246,089	8,785,852	3,550,507
Shares redeemed	(3,315,496)	(48,020,547)	(52,692,957)	(711,380,572)
Net increase (decrease)	(1,370,156)	(43,744,251)	$(22,789,956)	$(649,125,342)
Class Z
Shares sold	6,074,639	25,841,798	$92,284,807	$377,552,116
Reinvestment of distributions	3,490,553	1,444,170	51,389,825	20,466,042
Shares redeemed	(13,133,822)	(10,838,824)	(198,714,920)	(156,947,810)
Net increase (decrease)	(3,568,630)	16,447,144	$(55,040,288)	$241,070,348
Fidelity Advisor Freedom 2035 Fund
Class A
Shares sold	10,348,596	10,425,446	$164,608,236	$155,226,492
Reinvestment of distributions	4,793,926	2,051,937	72,906,145	29,937,795
Shares redeemed	(14,808,788)	(18,095,844)	(234,159,232)	(269,947,097)
Net increase (decrease)	333,734	(5,618,461)	$3,355,149	$(84,782,810)
Class M
Shares sold	3,206,870	3,764,431	$49,720,328	$54,866,431
Reinvestment of distributions	1,953,565	829,047	29,077,379	11,864,234
Shares redeemed	(5,707,345)	(6,478,678)	(87,545,578)	(94,632,496)
Net increase (decrease)	(546,910)	(1,885,200)	$(8,747,871)	$(27,901,831)
Class C
Shares sold	345,331	365,977	$5,162,444	$5,167,791
Reinvestment of distributions	219,159	85,438	3,121,899	1,178,690
Shares redeemed	(585,471)	(667,026)	(8,715,265)	(9,437,511)
Net increase (decrease)	(20,981)	(215,611)	$(430,922)	$(3,091,030)
Class K6
Shares sold	14,144,888	24,142,824	$229,146,799	$365,836,897
Reinvestment of distributions	3,450,670	1,363,054	53,338,387	20,116,408
Shares redeemed	(9,460,017)	(10,112,321)	(151,803,355)	(151,795,385)
Net increase (decrease)	8,135,541	15,393,557	$130,681,831	$234,157,920
Class I
Shares sold	1,139,593	4,431,391	$18,614,195	$66,674,099
Reinvestment of distributions	501,251	445,032	7,866,205	6,536,022
Shares redeemed	(2,548,010)	(44,945,521)	(42,528,059)	(685,679,925)
Net increase (decrease)	(907,166)	(40,069,098)	$(16,047,659)	$(612,469,804)
Class Z
Shares sold	5,885,411	25,671,688	$93,102,503	$385,850,340
Reinvestment of distributions	3,584,445	1,528,837	54,452,839	22,308,433
Shares redeemed	(11,787,416)	(9,086,743)	(186,821,205)	(135,356,895)
Net increase (decrease)	(2,317,560)	18,113,782	$(39,265,863)	$272,801,878
Fidelity Advisor Freedom 2040 Fund
Class A
Shares sold	7,785,838	8,255,232	$142,151,456	$138,574,567
Reinvestment of distributions	4,127,307	1,443,105	71,070,341	23,858,663
Shares redeemed	(12,139,705)	(14,041,298)	(220,100,490)	(236,971,039)
Net increase (decrease)	(226,560)	(4,342,961)	$(6,878,693)	$(74,537,809)
Class M
Shares sold	2,663,468	2,964,803	$47,301,843	$49,270,106
Reinvestment of distributions	1,687,712	557,023	28,644,820	9,096,457
Shares redeemed	(4,019,357)	(4,919,780)	(71,752,170)	(81,614,934)
Net increase (decrease)	331,823	(1,397,954)	$4,194,493	$(23,248,371)
Class C
Shares sold	335,428	276,384	$5,668,677	$4,420,626
Reinvestment of distributions	169,420	51,018	2,739,838	800,890
Shares redeemed	(588,953)	(652,998)	(10,133,877)	(10,459,780)
Net increase (decrease)	(84,105)	(325,596)	$(1,725,362)	$(5,238,264)
Class K6
Shares sold	11,943,442	19,036,562	$223,234,348	$324,821,613
Reinvestment of distributions	2,677,230	923,980	46,980,628	15,431,431
Shares redeemed	(7,699,544)	(8,548,150)	(141,847,136)	(143,766,375)
Net increase (decrease)	6,921,128	11,412,392	$128,367,840	$196,486,669
Class I
Shares sold	880,527	3,525,546	$16,483,623	$59,441,850
Reinvestment of distributions	487,300	241,942	8,669,082	4,015,015
Shares redeemed	(2,511,278)	(37,122,692)	(49,274,650)	(637,375,474)
Net increase (decrease)	(1,143,451)	(33,355,204)	$(24,121,945)	$(573,918,609)
Class Z
Shares sold	5,234,152	21,070,343	$94,647,190	$356,572,969
Reinvestment of distributions	2,840,712	1,021,408	48,967,504	16,876,304
Shares redeemed	(8,486,271)	(7,752,884)	(154,483,808)	(129,723,223)
Net increase (decrease)	(411,407)	14,338,867	$(10,869,114)	$243,726,050
Fidelity Advisor Freedom 2045 Fund
Class A
Shares sold	8,294,007	8,648,710	$123,731,164	$116,134,098
Reinvestment of distributions	2,984,709	637,610	41,475,289	8,513,605
Shares redeemed	(10,912,611)	(13,177,997)	(160,941,625)	(177,703,158)
Net increase (decrease)	366,105	(3,891,677)	$4,264,828	$(53,055,455)
Class M
Shares sold	2,788,869	2,950,618	$40,245,605	$38,964,381
Reinvestment of distributions	1,264,499	240,075	17,214,656	3,151,987
Shares redeemed	(3,814,176)	(4,943,295)	(55,090,196)	(65,187,552)
Net increase (decrease)	239,192	(1,752,602)	$2,370,065	$(23,071,184)
Class C
Shares sold	210,573	312,068	$2,945,430	$4,001,294
Reinvestment of distributions	127,893	19,156	1,673,370	244,215
Shares redeemed	(475,031)	(566,438)	(6,698,217)	(7,295,050)
Net increase (decrease)	(136,565)	(235,214)	$(2,079,417)	$(3,049,541)
Class K6
Shares sold	11,888,242	23,097,052	$180,462,059	$315,774,370
Reinvestment of distributions	2,782,030	701,518	39,580,804	9,483,283
Shares redeemed	(10,335,939)	(10,022,426)	(156,126,398)	(134,568,247)
Net increase (decrease)	4,334,333	13,776,144	$63,916,465	$190,689,406
Class I
Shares sold	951,070	3,731,728	$14,501,687	$50,132,661
Reinvestment of distributions	317,532	35,667	4,567,275	470,414
Shares redeemed	(1,382,990)	(38,580,154)	(21,550,221)	(529,129,466)
Net increase (decrease)	(114,388)	(34,812,759)	$(2,481,259)	$(478,526,391)
Class Z
Shares sold	6,382,982	21,127,394	$93,328,483	$284,373,619
Reinvestment of distributions	2,561,980	657,424	35,471,748	8,716,337
Shares redeemed	(8,418,205)	(8,301,604)	(123,985,231)	(110,940,640)
Net increase (decrease)	526,757	13,483,214	$4,815,000	$182,149,316
Fidelity Advisor Freedom 2050 Fund
Class A
Shares sold	7,195,089	8,553,953	$107,269,477	$115,515,569
Reinvestment of distributions	2,542,502	554,985	35,431,837	7,448,832
Shares redeemed	(10,403,202)	(11,172,320)	(155,135,515)	(151,506,749)
Net increase (decrease)	(665,611)	(2,063,382)	$(12,434,201)	$(28,542,348)
Class M
Shares sold	2,496,353	2,888,510	$36,577,909	$38,512,153
Reinvestment of distributions	975,806	191,317	13,388,950	2,537,010
Shares redeemed	(3,167,805)	(3,837,077)	(46,340,807)	(51,449,022)
Net increase (decrease)	304,354	(757,250)	$3,626,052	$(10,399,859)
Class C
Shares sold	297,076	298,653	$4,235,006	$3,870,988
Reinvestment of distributions	134,492	19,855	1,779,339	256,070
Shares redeemed	(476,452)	(498,803)	(6,818,177)	(6,482,165)
Net increase (decrease)	(44,884)	(180,295)	$(803,832)	$(2,355,107)
Class K6
Shares sold	11,455,849	20,232,386	$175,977,780	$277,332,289
Reinvestment of distributions	2,308,363	621,304	32,889,398	8,422,679
Shares redeemed	(8,960,193)	(9,289,558)	(135,366,653)	(124,435,360)
Net increase (decrease)	4,804,019	11,564,132	$73,500,525	$161,319,608
Class I
Shares sold	820,356	3,846,104	$12,451,430	$51,872,549
Reinvestment of distributions	307,665	20,426	4,426,987	276,238
Shares redeemed	(2,087,675)	(36,055,550)	(33,568,569)	(496,516,290)
Net increase (decrease)	(959,654)	(32,189,020)	$(16,690,152)	$(444,367,503)
Class Z
Shares sold	5,605,156	20,978,531	$83,163,953	$285,845,325
Reinvestment of distributions	2,176,575	590,891	30,443,567	7,922,032
Shares redeemed	(7,863,354)	(7,086,754)	(117,888,079)	(95,703,644)
Net increase (decrease)	(81,623)	14,482,668	$(4,280,559)	$198,063,713
Fidelity Advisor Freedom 2055 Fund
Class A
Shares sold	5,386,941	5,885,035	$90,755,132	$88,854,944
Reinvestment of distributions	1,260,655	278,577	19,777,704	4,173,075
Shares redeemed	(5,970,740)	(6,977,354)	(100,374,605)	(105,961,430)
Net increase (decrease)	676,856	(813,742)	$10,158,231	$(12,933,411)
Class M
Shares sold	1,807,608	1,950,616	$29,804,526	$29,108,708
Reinvestment of distributions	498,504	95,897	7,690,378	1,417,932
Shares redeemed	(1,841,521)	(2,493,716)	(30,403,090)	(37,203,713)
Net increase (decrease)	464,591	(447,203)	$7,091,814	$(6,677,073)
Class C
Shares sold	187,329	176,371	$2,994,132	$2,565,846
Reinvestment of distributions	63,893	8,803	958,733	127,361
Shares redeemed	(244,154)	(319,834)	(3,899,285)	(4,706,089)
Net increase (decrease)	7,068	(134,660)	$53,580	$(2,012,882)
Class K6
Shares sold	7,980,776	14,626,674	$136,711,559	$223,656,872
Reinvestment of distributions	1,435,592	395,906	22,932,727	5,984,050
Shares redeemed	(7,169,545)	(7,673,227)	(121,425,708)	(113,999,305)
Net increase (decrease)	2,246,823	7,349,353	$38,218,578	$115,641,617
Class I
Shares sold	540,324	2,963,837	$9,180,941	$44,602,580
Reinvestment of distributions	121,874	40,726	1,964,607	595,817
Shares redeemed	(717,232)	(24,709,420)	(12,564,697)	(379,866,872)
Net increase (decrease)	(55,034)	(21,704,857)	$(1,419,149)	$(334,668,475)
Class Z
Shares sold	4,642,072	15,119,739	$77,300,562	$230,025,620
Reinvestment of distributions	1,320,734	352,671	20,704,047	5,269,365
Shares redeemed	(5,317,683)	(4,665,141)	(89,112,197)	(70,047,124)
Net increase (decrease)	645,123	10,807,269	$8,892,412	$165,247,861
Fidelity Advisor Freedom 2060 Fund
Class A
Shares sold	4,041,855	4,576,548	$62,012,682	$63,093,095
Reinvestment of distributions	692,986	198,543	9,949,556	2,692,058
Shares redeemed	(4,058,520)	(3,919,111)	(62,064,698)	(54,184,483)
Net increase (decrease)	676,321	855,980	$9,897,540	$11,600,670
Class M
Shares sold	1,677,693	1,911,951	$25,402,016	$26,120,196
Reinvestment of distributions	268,499	70,979	3,812,818	954,586
Shares redeemed	(1,366,247)	(1,859,595)	(20,887,030)	(25,548,397)
Net increase (decrease)	579,945	123,335	$8,327,804	$1,526,385
Class C
Shares sold	155,998	159,763	$2,318,319	$2,142,121
Reinvestment of distributions	43,800	9,608	608,021	127,332
Shares redeemed	(157,722)	(135,473)	(2,350,330)	(1,838,074)
Net increase (decrease)	42,076	33,898	$576,010	$431,379
Class K6
Shares sold	5,938,697	9,384,237	$92,804,980	$130,902,815
Reinvestment of distributions	822,207	261,515	12,051,156	3,591,651
Shares redeemed	(4,441,222)	(4,604,376)	(68,901,028)	(62,510,241)
Net increase (decrease)	2,319,682	5,041,376	$35,955,108	$71,984,225
Class I
Shares sold	326,133	2,217,878	$5,116,489	$30,312,136
Reinvestment of distributions	64,527	57,572	948,308	766,289
Shares redeemed	(516,758)	(13,664,312)	(8,251,169)	(191,054,401)
Net increase (decrease)	(126,098)	(11,388,862)	$(2,186,372)	$(159,975,976)
Class Z
Shares sold	3,618,817	9,334,842	$55,330,239	$129,415,550
Reinvestment of distributions	727,936	229,323	10,476,535	3,117,213
Shares redeemed	(3,292,388)	(3,181,419)	(50,400,986)	(43,640,503)
Net increase (decrease)	1,054,365	6,382,746	$15,405,788	$88,892,260
Fidelity Advisor Freedom 2065 Fund
Class A
Shares sold	2,485,706	2,428,262	$36,028,337	$31,498,494
Reinvestment of distributions	276,993	80,206	3,762,015	1,022,341
Shares redeemed	(1,506,067)	(1,405,670)	(21,564,773)	(18,381,402)
Net increase (decrease)	1,256,632	1,102,798	$18,225,579	$14,139,433
Class M
Shares sold	927,947	830,662	$13,410,139	$10,708,096
Reinvestment of distributions	72,065	17,410	974,992	220,827
Shares redeemed	(403,879)	(505,219)	(5,825,182)	(6,545,196)
Net increase (decrease)	596,133	342,853	$8,559,949	$4,383,727
Class C
Shares sold	119,265	78,654	$1,699,376	$1,009,054
Reinvestment of distributions	12,098	2,519	160,504	31,580
Shares redeemed	(23,664)	(29,445)	(346,202)	(379,765)
Net increase (decrease)	107,699	51,728	$1,513,678	$660,869
Class K6
Shares sold	3,162,831	3,655,886	$46,503,076	$48,160,033
Reinvestment of distributions	288,361	85,510	4,003,713	1,106,129
Shares redeemed	(1,955,068)	(1,548,903)	(28,529,745)	(19,973,705)
Net increase (decrease)	1,496,124	2,192,493	$21,977,044	$29,292,457
Class I
Shares sold	131,413	1,061,876	$1,925,811	$13,601,708
Reinvestment of distributions	10,538	20,508	145,986	256,144
Shares redeemed	(119,683)	(4,100,592)	(1,746,229)	(53,767,372)
Net increase (decrease)	22,268	(3,018,208)	$325,568	$(39,909,520)
Class Z
Shares sold	2,201,501	3,611,408	$31,963,263	$47,458,478
Reinvestment of distributions	254,530	74,262	3,491,339	957,548
Shares redeemed	(1,577,814)	(1,181,339)	(22,893,883)	(15,442,114)
Net increase (decrease)	878,217	2,504,331	$12,560,719	$32,973,912
Fidelity Advisor Freedom 2070 FundA
Class A
Shares sold	453,250	88,875	$5,314,092	$927,960
Reinvestment of distributions	7,293	549	85,926	5,571
Shares redeemed	(62,275)	(3,722)	(744,274)	(38,868)
Net increase (decrease)	398,268	85,702	$4,655,744	$894,663
Class M
Shares sold	203,192	28,932	$2,349,394	$301,925
Reinvestment of distributions	3,166	239	37,581	2,428
Shares redeemed	(10,103)	(90)	(120,604)	(938)
Net increase (decrease)	196,255	29,081	$2,266,371	$303,415
Class C
Shares sold	10,162	7,307	$119,089	$74,152
Reinvestment of distributions	259	63	2,969	647
Shares redeemed	(48)	(3)	(570)	(30)
Net increase (decrease)	10,373	7,367	$121,488	$74,769
Class K6
Shares sold	201,485	7,329	$2,506,053	$74,216
Reinvestment of distributions	1,400	86	16,881	880
Shares redeemed	(19,166)	-	(238,074)	-
Net increase (decrease)	183,719	7,415	$2,284,860	$75,096
Class I
Shares sold	15,102	28,789	$181,826	$289,670
Reinvestment of distributions	812	424	9,306	4,321
Shares redeemed	(3,852)	(2,059)	(43,787)	(21,973)
Net increase (decrease)	12,062	27,154	$147,345	$272,018
Class Z
Shares sold	662,231	86,992	$7,858,241	$910,093
Reinvestment of distributions	8,554	406	101,269	4,128
Shares redeemed	(128,398)	(3,202)	(1,533,932)	(33,271)
Net increase (decrease)	542,387	84,196	$6,425,578	$880,950

A For the period June 28, 2024 (commencement of operations) through March 31, 2025.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Advisor Freedom 2030 Fund	Fidelity Advisor Freedom 2035 Fund	Fidelity Advisor Freedom 2040 Fund	Fidelity Advisor Freedom 2045 Fund	Fidelity Advisor Freedom 2050 Fund
Fidelity Advisor Series Equity Growth Fund	11%	13%	15%	13%	12%
Fidelity Advisor Series Growth Opportunities Fund	11%	13%	15%	13%	12%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Advisor Series Equity Growth Fund	89%
Fidelity Advisor Series Growth Opportunities Fund	89%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
12. Prior Fiscal Year Reorganization Information.
On June 14, 2024, Fidelity Advisor Freedom Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Freedom 2005 Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by Fidelity Advisor Freedom Income Fund. The acquisition was accomplished by an exchange of each class of Fidelity Advisor Freedom Income Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by Fidelity Advisor Freedom Income Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of Fidelity Advisor Freedom Income Fund ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Advisor Freedom 2005 Fund	89,072,400	2,512,544
Class A			34,555,531	3,431,525	1.0188182721
Class M			16,613,455	1,653,082	1.0189950249
Class C			461,389	46,278	1.0363590772
Class K6			9,941,960	984,354	1.0237487636
Class I			14,544,808	1,438,662	1.0152428147
Class Z			12,973,158	1,285,750	1.0171188119

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Advisor Freedom Income Fund	168,788,446	257,878,747

Pro forma results of operations of the combined entity for the entire period ended March 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$7,043,896
Total net realized gain (loss)	1,332,761
Total change in net unrealized appreciation (depreciation)	4,110,255
Net increase (decrease) in net assets resulting from operations	$12,486,912

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fidelity Advisor Freedom Income Fund Statement of Operations since June 14, 2024.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Retirement Fund (formerly Fidelity Advisor Freedom Income Fund), Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, Fidelity Advisor Freedom 2065 Fund and Fidelity Advisor Freedom 2070 Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Retirement Fund (formerly Fidelity Advisor Freedom Income Fund), Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, Fidelity Advisor Freedom 2065 Fund and Fidelity Advisor Freedom 2070 Fund (the "Funds"), each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, except for the statements of changes in net assets and financial highlights for Fidelity Advisor Freedom 2070 Fund, which are for the year then ended and for the period from June 28, 2024 (commencement of operations) through March 31, 2025, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, and the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended (or for the period mentioned above), in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
May 13, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2026, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor Freedom 2010 Fund	$4,727,906
Fidelity Advisor Freedom 2015 Fund	$18,278,026
Fidelity Advisor Freedom 2020 Fund	$60,132,301
Fidelity Advisor Freedom 2025 Fund	$120,653,195
Fidelity Advisor Freedom 2030 Fund	$172,529,573
Fidelity Advisor Freedom 2035 Fund	$184,278,473
Fidelity Advisor Freedom 2040 Fund	$202,091,234
Fidelity Advisor Freedom 2045 Fund	$147,680,086
Fidelity Advisor Freedom 2050 Fund	$121,644,460
Fidelity Advisor Freedom 2055 Fund	$80,704,711
Fidelity Advisor Freedom 2060 Fund	$45,142,156
Fidelity Advisor Freedom 2065 Fund	$16,097,981
Fidelity Advisor Freedom 2070 Fund	$682,473
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Advisor Freedom Retirement Fund	33.43%
Fidelity Advisor Freedom 2010 Fund	30.34%
Fidelity Advisor Freedom 2015 Fund	24.81%
Fidelity Advisor Freedom 2020 Fund	19.72%
Fidelity Advisor Freedom 2025 Fund	15.56%
Fidelity Advisor Freedom 2030 Fund	11.84%
Fidelity Advisor Freedom 2035 Fund	7.88%
Fidelity Advisor Freedom 2040 Fund	3.69%
Fidelity Advisor Freedom 2045 Fund	1.74%
Fidelity Advisor Freedom 2050 Fund	1.62%
Fidelity Advisor Freedom 2055 Fund	1.50%
Fidelity Advisor Freedom 2060 Fund	1.48%
Fidelity Advisor Freedom 2065 Fund	1.43%
Fidelity Advisor Freedom 2070 Fund	2.41%
The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Advisor Freedom Retirement Fund	$5,670,699
Fidelity Advisor Freedom 2010 Fund	$4,967,444
Fidelity Advisor Freedom 2015 Fund	$8,662,023
Fidelity Advisor Freedom 2020 Fund	$18,226,508
Fidelity Advisor Freedom 2025 Fund	$27,843,134
Fidelity Advisor Freedom 2030 Fund	$33,090,167
Fidelity Advisor Freedom 2035 Fund	$23,607,074
Fidelity Advisor Freedom 2040 Fund	$10,410,899
Fidelity Advisor Freedom 2045 Fund	$4,558,342
Fidelity Advisor Freedom 2050 Fund	$4,089,369
Fidelity Advisor Freedom 2055 Fund	$2,878,962
Fidelity Advisor Freedom 2060 Fund	$1,651,685
Fidelity Advisor Freedom 2065 Fund	$553,068
Fidelity Advisor Freedom 2070 Fund	$18,950

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Class A	Class M	Class C	Class I	Class Z	Class K6
Fidelity Advisor Freedom Retirement Fund
April, 2025	0%	0%	0%	0%	0%	0%
May, 2025	3%	3%	4%	3%	3%	3%
June, 2025	4%	5%	7%	3%	3%	3%
July, 2025	4%	5%	7%	4%	3%	3%
August, 2025	4%	4%	5%	4%	4%	4%
September, 2025	4%	5%	7%	4%	3%	3%
October, 2025	4%	5%	7%	3%	3%	3%
November, 2025	4%	4%	5%	4%	4%	3%
December, 2025	4%	4%	4%	4%	4%	4%
February, 2026	2%	3%	5%	2%	2%	1%
March, 2026	2%	3%	7%	2%	2%	1%
Fidelity Advisor Freedom 2010 Fund
May, 2025	2%	2%	5%	1%	1%	1%
December, 2025	5%	5%	6%	5%	5%	4%
Fidelity Advisor Freedom 2015 Fund
May, 2025	3%	4%	9%	2%	2%	2%
December, 2025	7%	8%	10%	7%	7%	6%
Fidelity Advisor Freedom 2020 Fund
May, 2025	5%	7%	42%	4%	4%	3%
December, 2025	10%	11%	13%	9%	9%	8%
Fidelity Advisor Freedom 2025 Fund
May, 2025	9%	15%	-	6%	5%	4%
December, 2025	13%	14%	18%	12%	12%	11%
Fidelity Advisor Freedom 2030 Fund
May, 2025	12%	26%	-	8%	7%	6%
December, 2025	16%	17%	22%	15%	14%	13%
Fidelity Advisor Freedom 2035 Fund
May, 2025	40%	-	-	19%	13%	10%
December, 2025	20%	22%	28%	18%	17%	16%
Fidelity Advisor Freedom 2040 Fund
December, 2025	27%	30%	39%	24%	23%	21%
Fidelity Advisor Freedom 2045 Fund
December, 2025	33%	37%	53%	29%	28%	26%
Fidelity Advisor Freedom 2050 Fund
December, 2025	33%	37%	50%	30%	29%	26%
Fidelity Advisor Freedom 2055 Fund
December, 2025	32%	37%	50%	29%	28%	26%
Fidelity Advisor Freedom 2060 Fund
December, 2025	32%	36%	50%	29%	28%	26%
Fidelity Advisor Freedom 2065 Fund
December, 2025	32%	35%	46%	30%	28%	26%
Fidelity Advisor Freedom 2070 Fund
December, 2025	26%	29%	40%	28%	24%	22%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Class I	Class Z	Class K6
Fidelity Advisor Freedom Retirement Fund
April, 2025	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
May, 2025	9.31%	10.19%	12.59%	8.56%	8.23%	7.93%
June, 2025	12.09%	13.81%	21.48%	10.18%	10.18%	9.21%
July, 2025	12.33%	13.45%	21.13%	10.57%	9.87%	9.25%
August, 2025	11.44%	12.21%	14.08%	10.77%	10.77%	10.46%
September, 2025	11.85%	14.22%	21.33%	10.67%	10.16%	9.27%
October, 2025	11.88%	13.86%	20.79%	10.40%	10.40%	9.24%
November, 2025	11.61%	12.29%	14.41%	11.00%	10.71%	10.19%
December, 2025	11.44%	11.78%	12.79%	10.98%	10.91%	10.70%
February, 2026	1.60%	2.14%	4.27%	1.43%	1.28%	1.17%
March, 2026	1.68%	2.10%	5.59%	1.40%	1.29%	1.12%
Fidelity Advisor Freedom 2010 Fund
May, 2025	10.40%	12.75%	30.40%	8.98%	8.59%	7.91%
December, 2025	14.43%	15.63%	18.35%	13.44%	13.23%	12.61%
Fidelity Advisor Freedom 2015 Fund
May, 2025	2.27%	2.92%	7.01%	1.85%	1.76%	1.56%
December, 2025	20.03%	21.79%	27.36%	18.60%	18.23%	17.30%
Fidelity Advisor Freedom 2020 Fund
May, 2025	4.10%	5.82%	36.84%	3.35%	3.07%	2.57%
December, 2025	27.09%	29.49%	36.37%	24.96%	24.33%	22.80%
Fidelity Advisor Freedom 2025 Fund
May, 2025	7.32%	12.63%	0.00%	5.35%	4.63%	3.76%
December, 2025	34.89%	38.46%	47.41%	32.35%	31.02%	28.91%
Fidelity Advisor Freedom 2030 Fund
May, 2025	11.10%	23.59%	0.00%	7.55%	6.51%	5.10%
December, 2025	42.55%	46.57%	60.21%	39.05%	37.74%	34.96%
Fidelity Advisor Freedom 2035 Fund
May, 2025	34.07%	0.00%	0.00%	15.90%	11.36%	8.52%
December, 2025	52.60%	58.09%	74.17%	48.05%	46.51%	42.67%
Fidelity Advisor Freedom 2040 Fund
December, 2025	70.22%	78.37%	100%	63.01%	61.29%	56.17%
Fidelity Advisor Freedom 2045 Fund
December, 2025	86.74%	97.92%	100%	76.86%	74.66%	68.22%
Fidelity Advisor Freedom 2050 Fund
December, 2025	86.71%	97.71%	100%	77.61%	74.78%	68.17%
Fidelity Advisor Freedom 2055 Fund
December, 2025	85.26%	95.88%	100%	76.47%	73.76%	67.74%
Fidelity Advisor Freedom 2060 Fund
December, 2025	84.55%	95.14%	100%	77.00%	73.43%	67.43%
Fidelity Advisor Freedom 2065 Fund
December, 2025	83.58%	91.81%	100%	77.71%	73.82%	67.88%
Fidelity Advisor Freedom 2070 Fund
December, 2025	73.58%	80.52%	100%	77.59%	67.40%	61.57%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a Section 199A dividend:

	Class A	Class M	Class C	Class I	Class Z	Class K6
Fidelity Advisor Freedom Retirement Fund
April, 2025	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
May, 2025	0.16%	0.18%	0.22%	0.15%	0.14%	0.14%
June, 2025	0.21%	0.24%	0.37%	0.18%	0.18%	0.16%
July, 2025	0.21%	0.23%	0.36%	0.18%	0.17%	0.16%
August, 2025	0.20%	0.21%	0.24%	0.19%	0.19%	0.18%
September, 2025	0.21%	0.25%	0.37%	0.19%	0.18%	0.16%
October, 2025	0.21%	0.24%	0.36%	0.18%	0.18%	0.16%
November, 2025	0.20%	0.21%	0.25%	0.19%	0.19%	0.18%
December, 2025	0.20%	0.20%	0.22%	0.19%	0.19%	0.19%
February, 2026	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
March, 2026	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fidelity Advisor Freedom 2010 Fund
May, 2025	0.03%	0.03%	0.07%	0.03%	0.02%	0.02%
December, 2025	0.25%	0.27%	0.32%	0.24%	0.23%	0.22%
Fidelity Advisor Freedom 2015 Fund
May, 2025	0.02%	0.02%	0.05%	0.02%	0.02%	0.01%
December, 2025	0.34%	0.36%	0.46%	0.31%	0.31%	0.29%
Fidelity Advisor Freedom 2020 Fund
May, 2025	0.01%	0.02%	0.09%	0.01%	0.01%	0.01%
December, 2025	0.44%	0.48%	0.59%	0.41%	0.40%	0.37%
Fidelity Advisor Freedom 2025 Fund
May, 2025	0.02%	0.03%	0.00%	0.01%	0.01%	0.01%
December, 2025	0.57%	0.62%	0.77%	0.53%	0.50%	0.47%
Fidelity Advisor Freedom 2030 Fund
May, 2025	0.03%	0.07%	0.00%	0.02%	0.02%	0.02%
December, 2025	0.68%	0.74%	0.95%	0.62%	0.60%	0.56%
Fidelity Advisor Freedom 2035 Fund
May, 2025	0.04%	0.00%	0.00%	0.02%	0.02%	0.01%
December, 2025	0.81%	0.89%	1.14%	0.74%	0.72%	0.66%
Fidelity Advisor Freedom 2040 Fund
December, 2025	1.07%	1.20%	0.00%	0.97%	0.94%	0.86%
Fidelity Advisor Freedom 2045 Fund
December, 2025	1.30%	1.47%	0.00%	1.15%	1.12%	1.02%
Fidelity Advisor Freedom 2050 Fund
December, 2025	1.30%	1.47%	0.00%	1.17%	1.13%	1.03%
Fidelity Advisor Freedom 2055 Fund
December, 2025	1.31%	1.47%	0.00%	1.18%	1.13%	1.04%
Fidelity Advisor Freedom 2060 Fund
December, 2025	1.30%	1.46%	0.00%	1.18%	1.13%	1.04%
Fidelity Advisor Freedom 2065 Fund
December, 2025	1.30%	1.42%	0.00%	1.21%	1.15%	1.05%
Fidelity Advisor Freedom 2070 Fund
December, 2025	1.12%	1.22%	0.00%	1.18%	1.02%	0.94%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Advisor Freedom Retirement Fund
Class A	12/31/2025	$0.0140	$0.0025
Class M	12/31/2025	$0.0136	$0.0025
Class C	12/31/2025	$0.0125	$0.0025
Class I	12/31/2025	$0.0146	$0.0025
Class Z	12/31/2025	$0.0147	$0.0025
Class K6	12/31/2025	$0.0150	$0.0025
Fidelity Advisor Freedom 2010 Fund
Class A	12/31/2025	$0.0349	$0.0030
Class M	12/31/2025	$0.0322	$0.0030
Class C	12/31/2025	$0.0275	$0.0030
Class I	12/31/2025	$0.0375	$0.0030
Class Z	12/31/2025	$0.0381	$0.0030
Class K6	12/31/2025	$0.0400	$0.0030
Fidelity Advisor Freedom 2015 Fund
Class A	12/31/2025	$0.0418	$0.0037
Class M	12/31/2025	$0.0384	$0.0037
Class C	12/31/2025	$0.0306	$0.0037
Class I	12/31/2025	$0.0450	$0.0037
Class Z	12/31/2025	$0.0459	$0.0037
Class K6	12/31/2025	$0.0484	$0.0037
Fidelity Advisor Freedom 2020 Fund
Class A	12/31/2025	$0.0555	$0.0050
Class M	12/31/2025	$0.0510	$0.0050
Class C	12/31/2025	$0.0413	$0.0050
Class I	12/31/2025	$0.0602	$0.0050
Class Z	12/31/2025	$0.0618	$0.0050
Class K6	12/31/2025	$0.0659	$0.0050
Fidelity Advisor Freedom 2025 Fund
Class A	12/31/2025	$0.0682	$0.0063
Class M	12/31/2025	$0.0619	$0.0063
Class C	12/31/2025	$0.0502	$0.0063
Class I	12/31/2025	$0.0736	$0.0063
Class Z	12/31/2025	$0.0767	$0.0063
Class K6	12/31/2025	$0.0823	$0.0063
Fidelity Advisor Freedom 2030 Fund
Class A	12/31/2025	$0.0836	$0.0078
Class M	12/31/2025	$0.0764	$0.0078
Class C	12/31/2025	$0.0591	$0.0078
Class I	12/31/2025	$0.0911	$0.0078
Class Z	12/31/2025	$0.0943	$0.0078
Class K6	12/31/2025	$0.1018	$0.0078
Fidelity Advisor Freedom 2035 Fund
Class A	12/31/2025	$0.0949	$0.0090
Class M	12/31/2025	$0.0859	$0.0090
Class C	12/31/2025	$0.0673	$0.0090
Class I	12/31/2025	$0.1038	$0.0090
Class Z	12/31/2025	$0.1073	$0.0090
Class K6	12/31/2025	$0.1169	$0.0090
Fidelity Advisor Freedom 2040 Fund
Class A	12/31/2025	$0.1276	$0.0124
Class M	12/31/2025	$0.1143	$0.0124
Class C	12/31/2025	$0.0869	$0.0124
Class I	12/31/2025	$0.1422	$0.0124
Class Z	12/31/2025	$0.1462	$0.0124
Class K6	12/31/2025	$0.1590	$0.0124
Fidelity Advisor Freedom 2045 Fund
Class A	12/31/2025	$0.1070	$0.0111
Class M	12/31/2025	$0.0948	$0.0111
Class C	12/31/2025	$0.0667	$0.0111
Class I	12/31/2025	$0.1207	$0.0111
Class Z	12/31/2025	$0.1243	$0.0111
Class K6	12/31/2025	$0.1360	$0.0111
Fidelity Advisor Freedom 2050 Fund
Class A	12/31/2025	$0.1085	$0.0112
Class M	12/31/2025	$0.0963	$0.0112
Class C	12/31/2025	$0.0713	$0.0112
Class I	12/31/2025	$0.1212	$0.0112
Class Z	12/31/2025	$0.1258	$0.0112
Class K6	12/31/2025	$0.1380	$0.0112
Fidelity Advisor Freedom 2055 Fund
Class A	12/31/2025	$0.1244	$0.0126
Class M	12/31/2025	$0.1106	$0.0126
Class C	12/31/2025	$0.0815	$0.0126
Class I	12/31/2025	$0.1387	$0.0126
Class Z	12/31/2025	$0.1438	$0.0126
Class K6	12/31/2025	$0.1566	$0.0126
Fidelity Advisor Freedom 2060 Fund
Class A	12/31/2025	$0.1148	$0.0115
Class M	12/31/2025	$0.1020	$0.0115
Class C	12/31/2025	$0.0734	$0.0115
Class I	12/31/2025	$0.1261	$0.0115
Class Z	12/31/2025	$0.1322	$0.0115
Class K6	12/31/2025	$0.1440	$0.0115
Fidelity Advisor Freedom 2065 Fund
Class A	12/31/2025	$0.1095	$0.0108
Class M	12/31/2025	$0.0997	$0.0108
Class C	12/31/2025	$0.0759	$0.0108
Class I	12/31/2025	$0.1178	$0.0108
Class Z	12/31/2025	$0.1240	$0.0108
Class K6	12/31/2025	$0.1348	$0.0108
Fidelity Advisor Freedom 2070 Fund
Class A	12/31/2025	$0.0964	$0.0083
Class M	12/31/2025	$0.0881	$0.0083
Class C	12/31/2025	$0.0632	$0.0083
Class I	12/31/2025	$0.0914	$0.0083
Class Z	12/31/2025	$0.1052	$0.0083
Class K6	12/31/2025	$0.1152	$0.0083

The funds will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.792114.123
AFF-ANN-0526

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	May 21, 2026